As filed with the Securities and Exchange Commission on May 1, 2002

                                                                       File Nos.
                                                                       33-23493
                                                                       811-5583

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ------

         Post-Effective Amendment No.  36              (X)
                                      ---

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  37                             (X)
                       ---

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       (formerly Franklin Valuemark Funds)
               (Exact Name of Registrant as Specified in Charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                           --------------
     Karen L. Skidmore, Esq., One Franklin Parkway, San Mateo, CA 94403-1906
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (b) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2)
[] on [] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                          Prospectus

                                                          Franklin Templeton
                                                          Variable Insurance
                                                          Products Trust

                                                          Class 1 Shares




                                    [GRAPHIC]

FRANKLIN TEMPLETON
INVESTMENTS

               As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

================================================================================


              May 1, 2002
              ------------------------------------------------------------------

--------------------------------------------------------------------------------

Information about each Fund
you should know before
investing

Contents

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST


                    i Overview

                      Individual Fund Descriptions

                 FA-1 Franklin Aggressive Growth
                      Securities Fund

                FGC-1 Franklin Global Communications
                      Securities Fund

                FGI-1 Franklin Growth and Income
                      Securities Fund

                 FH-1 Franklin High Income Fund

                 FI-1 Franklin Income Securities Fund

                 FL-1 Franklin Large Cap Growth
                      Securities Fund

                 FM-1 Franklin Money Market Fund

                FRE-1 Franklin Real Estate Fund

                FRD-1 Franklin Rising Dividends
                      Securities Fund

                FSP-1 Franklin S&P 500 Index Fund

                FSC-1 Franklin Small Cap Fund

                FSV-1 Franklin Small Cap Value
                      Securities Fund
                      (formerly Franklin Value Securities Fund)

                FSI-1 Franklin Strategic Income
                      Securities Fund

                 FT-1 Franklin Technology
                      Securities Fund

                FUS-1 Franklin U.S. Government Fund

                 FZ-1 Franklin Zero Coupon Funds --maturing
                      in December--2005, 2010

                 MD-1 Mutual Discovery Securities Fund

                 MS-1 Mutual Shares Securities Fund

                 TD-1 Templeton Developing Markets
                      Securities Fund

--------------------------------------------------------------------------------

Information about Fund
account transactions
and services

--------------------------------------------------------------------------------


Where to learn more about each Fund





Master Class 1




                  TF-1 Templeton Foreign Securities Fund
                       (formerly Templeton International
                       Securities Fund)

                 TGA-1 Templeton Global Asset Allocation Fund
                       (formerly Templeton Asset Strategy Fund)

                 TGI-1 Templeton Global Income Securities Fund

                  TG-1 Templeton Growth Securities Fund

                       Additional Information, All Funds

                     1 Distributions and Taxes


FUND ACCOUNT INFORMATION


                           2   Buying Shares

                           2   Selling Shares

                           2   Exchanging Shares

                           2   Fund Account Policies

                           3   Questions



FOR MORE INFORMATION


         Back Cover

        Franklin Templeton

        Variable Insurance Products Trust

                                    [GRAPHIC]

                                    OVERVIEW


Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of twenty-four (24) separate series (the Fund or Funds), offering a wide variety of investment choices. Each Fund generally has two classes of shares, Class 1 and Class 2. The Funds are generally only available as investment options in variable annuity or variable life insurance contracts. As not all Funds and classes are available under your contract, please consult the accompanying contract prospectus to find out which Funds and classes are available to you.

INVESTMENT CONSIDERATIONS

.. Each Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

.. No single Fund can be a complete investment program; consider diversifying your Fund choices.

.. You should evaluate each Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which Funds are right for you.

RISKS

..  There can be no assurance that any Fund will achieve its investment goal.

.. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

.. All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

.. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

                  More detailed information about each Fund,
                  its investment policies, and its particular
                risks can be found in the Trust's Statement of
                         Additional Information (SAI).

MANAGEMENT

The Funds' investment managers and their affiliates manage over $266 billion in assets, as of February 28, 2002. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

        Franklin Aggressive Growth Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is
capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           The Fund may invest in companies of any size, and may invest a substantial portion of its assets in smaller companies. When suitable opportunities are available, the Fund also may invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

Although the Fund seeks investments across a large number of sectors, because the Fund looks for companies that the manager believes have exceptional growth potential, it may, at times, invest substantially in the companies within one sector. For that reason, the Fund expects to have substantial positions in the technology sector (including electronic technology, technology services and health technology).

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing an aggressive growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages such as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

--------------------------------------------------------------------------------

The Fund invests primarily in the common stocks of U.S. aggressive growth companies.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks. Because the Fund's manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it

--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FA-1 Franklin Aggressive Growth Securities Fund - Class 1 may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

SECTOR FOCUS By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.


Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments, which may make a company's products or services obsolete in a short period of time.


PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

           FA-2 Franklin Aggressive Growth Securities Fund - Class 1

        -

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
01    -22.67%

Best
Quarter:
Q4 '01
33.79%

Worst
Quarter:
Q3 '01
-30.03%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                        Since
                                                      Inception
                                              1 Year   5/1/00
                -----------------------------------------------
                Franklin Aggressive Growth
                 Securities Fund - Class 1/1/ -22.67%  -27.34%
                S & P 500 Index/2/            -11.88%  -12.04%
                Russell 3000 Growth Index/2/  -19.63%  -25.47%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 3000(R) Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund's investments.

           FA-3 Franklin Aggressive Growth Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                 ---------------------------------------------
                 Management fees                        0.50%
                 Other expenses                         0.38%
                                                       ------
                 Total annual Fund operating expenses   0.88%
                                                       ------
                 Management fee reduction/1/           (0.03%)
                                                       ------
                 Net annual Fund operating expenses/1/  0.85%
                                                       ------

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $87    $271    $471    $1,049


        ------------------------------------------------------------------------



                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Michael McCarthy, CFA           Mr. McCarthy has been a manager of the Fund since its inception in 1999,
SENIOR VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1992.

John P. Scandalios, CFA         Mr. Scandalios has been a manager of the Fund since its inception in 1999,
VICE PRESIDENT, ADVISERS        and has been with Franklin Templeton Investments since 1996.

Conrad Herrmann, CFA            Mr. Herrmann has been a manager of the Fund since its inception in 1999,
SENIOR VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1989.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.50% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to Advisers for its services. This reduction is required by Board and an SEC order.


           FA-4 Franklin Aggressive Growth Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the Fund's Annual Report (available upon request).


         Class 1                                  Year Ended December 31,
         -----------------------------------------------------------------
                                                     2001        2000/3/
                                                  -----------------------
         Per share data ($)
         Net asset value, beginning of year         7.59          10.00
                                                  -----------------------
           Net investment income (loss)/1/          (.02)           .02
           Net realized and unrealized losses      (1.69)         (2.43)
                                                  -----------------------
         Total from investment operations          (1.71)         (2.41)
                                                  -----------------------
         Distributions from net investment income   (.01)            --
                                                  -----------------------
         Net asset value, end of year               5.87           7.59
                                                  -----------------------
         Total return (%)/2/                      (22.67)        (24.10)

         Ratios/supplemental data
         Net assets, end of year ($ x  1000)       8,294         13,021
         Ratios to average net assets: (%)
           Expenses                                  .85         .90/4/
           Net investment income (loss)             (.38)        .35/4/
         Portfolio turnover rate (%)              182.27          86.65


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. For the period May 1, 2000 (effective date) to December 31, 2000.

4. Annualized.

           FA-5 Franklin Aggressive Growth Securities Fund - Class 1

        Franklin Global Communications Securities Fund

[LOGO] Goals and Strategies

GOALS  The Fund's investment goals are capital appreciation and current income.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of communications companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy.

Communications companies are those that are primarily engaged in providing the distribution, content and equipment related to the creation, transmission or processing of information. These companies may include, for example:


        . companies involved in the provision of traditional telecommunications services, such as wireline and wireless services for the transmission of voice, video, and/or advanced data services;


        . companies involved in the distribution of information such as: cable television, satellite, broadcasting, and print media companies, as well as data service providers;

.. content providers including entertainment, media, advertising, software, and publishing companies;

.. companies that sell, manufacture, and/or distribute communications equipment and components, including those that produce computer hardware and software used to enable communications; and

.. companies that provide communication and computing related outsourcing services to enterprises and individuals.

The Fund may buy communications companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country.
An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund also may invest a significant portion of its assets in small capitalization companies, which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion.


The Fund currently expects to invest in common stocks that the manager expects to pay dividends. At the present time, many of the securities of the global communications companies in which the Fund invests do not pay dividends.



PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "blend" of growth and value strategies. Relying on a team of analysts to provide in-depth industry expertise, the manager looks for companies that will position the Fund to benefit from potential future technological advances and increasing worldwide demand in the communications industries. As a "bottom-up" investor focusing primarily on individual securities, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, also will be considered, but are not limiting factors.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.

--------------------------------------------------------------------------------
The Fund concentrates in equity securities of U.S. and foreign companies engaged in the public utilities sector, predominantly communications companies.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS
The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

UTILITIES SECTOR, PREDOMINANTLY COMMUNICATIONS COMPANIES By concentrating in the industries of the utilities sector, and by investing predominantly in communications companies, the Fund carries much greater risk of

        FGC-1 Franklin Global Communications Securities Fund - Class 1 adverse developments in that sector, and among those companies, than a fund that invests more broadly. The securities of communications companies have historically experienced more price volatility than securities of companies in some other sectors or industries, especially over the short term.


Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, because many wireless telecommunication and Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Portions of the communications industries are also subject to government regulation which may affect company profitability and share price.

           STOCKS   While stocks have historically outperformed other asset
           classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

           BLEND STYLE INVESTING  A
"blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war), and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.



Trading practices.   Brokerage commissions and other fees generally are higher
for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, currencies, and interest rate movements around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

        FGC-2 Franklin Global Communications Securities Fund - Class 1

Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

        FGC-3 Franklin Global Communications Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    9.57%
93   10.54%
94  -11.56%
95   31.35%
96    7.07%
97   26.76%
98   11.19%
99   39.42%
00  -32.85%
01  -29.24%

Best
Quarter:
Q4 '99
31.40%

Worst
Quarter:
Q4 '00
-22.84%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                     1 Year  5 Years 10 Years
                  -------------------------------------------
                  Franklin Global
                   Communications
                   Securities Fund -
                   Class 1/1/        -29.24% -1.36%    3.47%
                  S&P 500 Index/2/   -11.88% 10.70%   12.93%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund's investments.

        FGC-4 Franklin Global Communications Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.52%
                  Other expenses                        0.03%
                                                        -----
                  Total annual Fund operating expenses  0.55%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $56    $176    $307     $689


        ------------------------------------------------------------------------



                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Alex W. Peters              Mr. Peters has been a manager of the Fund since 1999, and has been
PORTFOLIO MANAGER, ADVISERS with Franklin Templeton Investments since 1992.
Alan Muschott               Mr. Muschott has been a manager of the Fund since March 2000, and
PORTFOLIO MANAGER, ADVISERS has been with Franklin Templeton Investments since 1998.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.52% of its average daily net assets to Advisers for its services.


        FGC-5 Franklin Global Communications Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                  Year Ended December 31,
---------------------------------------------------------------------------------------------
                                               2001     2000     1999     1998      1997
                                              ----------------------------------------------
Per share data ($)
Net asset value, beginning of year              12.88    24.86    20.45    20.33      18.18
                                              ----------------------------------------------
  Net investment income/1/                        .04      .11      .37      .76        .90
  Net realized and unrealized gains (losses)    (3.55)   (6.77)    6.91     1.41       3.54
                                              ----------------------------------------------
Total from investment operations                (3.51)   (6.66)    7.28     2.17       4.44
                                              ----------------------------------------------
  Distributions from net investment income       (.01)    (.50)    (.84)    (.83)      (.96)
  Distributions from net realized gains         (2.49)   (4.82)   (2.03)   (1.22)     (1.33)
                                              ----------------------------------------------
Total distributions                             (2.50)   (5.32)   (2.87)   (2.05)     (2.29)
                                              ----------------------------------------------
Net asset value, end of year                     6.87    12.88    24.86    20.45      20.33
                                              ----------------------------------------------
Total return (%)/2/                            (29.24)  (32.85)   39.42    11.19      26.76

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           265,055  523,288  987,011  986,755  1,129,904
Ratios to average net assets: (%)
  Expenses                                        .55      .52      .51      .50        .50
  Net investment income                           .46      .54     1.81     3.15       3.91
Portfolio turnover rate (%)                    105.36   117.99    87.53    33.85      17.00


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

        FGC-6 Franklin Global Communications Securities Fund - Class 1

        Franklin Growth and Income Securities Fund

[LOGO] Goals and Strategies


GOALS The Fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong, but undervalued by the market. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). Following this strategy, the Fund will invest predominantly in common stocks that have dividend yields at least equal to the yield of the Standard & Poor's 500 Index (S&P(R) 500). The Fund seeks current income through receipt of dividends from its investments. From time to time, the Fund may have significant investments in certain sectors such as financial services. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to the Fund's main investments, the Fund may invest in any of the following: common stocks with current dividend yields at or below the S&P(R) 500 average, convertible securities, debt securities, and real estate investment trusts (REITs). The Fund does not intend to invest more than 15% of its assets in REITs.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments. A convertible security is generally a debt security or preferred stock that may be converted into common stock. By investing in convertible securities, the Fund seeks to participate in any capital appreciation of underlying stocks, while receiving current income, which can reduce price volatility and limit loss in a down equity market. REITs are usually publicly traded companies that manage a portfolio of real estate to earn profits and tend to pay high yields since they must distribute most of their earnings.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group and Moody's Investor Service, Inc. are considered "investment grade." Convertible securities are often within the lower-rated categories as determined by securities ratings organizations. The Fund may invest up to 10% of its total assets in securities that are below investment grade (junk bonds), however, it will not invest more than 5% in securities rated below B or in unrated securities of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for higher risk.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow, with a special emphasis on current dividend yield. The manager believes that high relative dividend yield is frequently a good indicator of value.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


--------------------------------------------------------------------------------

The Fund invests primarily in U.S. common stocks with current dividend yields above market average.


          FGI-1 Franklin Growth and Income Securities Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


           VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

INTEREST RATE Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Similarly, the prices of higher yielding stocks may tend to rise when interest rates fall. Increases in interest rates also may have an effect on the companies in which the Fund invests because borrowing costs go up and it may be more difficult for them to obtain credit to expand.


SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

REITs The performance of a REIT depends on the types and locations of the properties it owns and on how well it manages those properties. The value of a REIT may also be affected by factors that affect the underlying properties, the real estate sector, or local or general economic conditions.

PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

          FGI-2 Franklin Growth and Income Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN GROWTH & INCOME SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    10.00%
93    10.32%
94    -2.02%
95    32.83%
96    14.19%
97    27.74%
98     8.33%
99     1.10%
00    17.99%
01    -2.02%

Best
Quarter:
Q2 '99
10.91%

Worst
Quarter:
Q3 '01
-8.93%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                      1 Year 5 Years 10 Years
                  -------------------------------------------
                  Franklin Growth and
                   Income Securities
                   Fund - Class 1/1/  -2.02% 10.10%   11.30%
                  Russell 3000 Value
                   Index/2/           -4.33% 11.02%   14.15%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.48%
                  Other expenses                        0.03%
                                                        -----
                  Total annual Fund operating expenses  0.51%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $52    $164    $285     $640

          FGI-3 Franklin Growth and Income Securities Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Frank Felicelli, CFA            Mr. Felicelli has been a manager of the Fund since 1995, and has been with
SENIOR VICE PRESIDENT, ADVISERS Franklin Templeton Investments since 1986.

Derek Taner, CFA                Mr. Taner has been a manager of the Fund since March 2000, and has been
PORTFOLIO MANAGER, ADVISERS     with Franklin Templeton Investments since 1991.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.48% of its average daily net assets to Advisers for its services.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------
                                               2001        2000     1999      1998       1997
                                              -------------------------------------
Per share data ($)
Net asset value, beginning of year              17.16       17.78    20.36      21.01      17.55
                                              -------------------------------------
  Net investment income/1/                        .37/3/      .45      .57        .69        .67
  Net realized and unrealized gains (losses)     (.70)/3/    2.26     (.16)       .99       4.05
                                              -------------------------------------
Total from investment operations                 (.33)       2.71      .41       1.68       4.72
                                              -------------------------------------
  Distributions from net investment income       (.05)      (1.17)    (.79)      (.69)      (.64)
  Distributions from net realized gains         (1.51)      (2.16)   (2.20)     (1.64)      (.62)
                                              -------------------------------------
Total distributions                             (1.56)      (3.33)   (2.99)     (2.33)     (1.26)
                                              -------------------------------------
Net asset value, end of year                    15.27       17.16    17.78      20.36      21.01
                                              -------------------------------------
Total return (%)/2/                             (2.02)      17.99     1.10       8.33      27.74

Ratios/supplemental data
Net assets, end of year($ x 1,000)            646,851     810,837  964,553  1,318,743  1,338,476
Ratios to average net assets: (%)
  Expenses                                        .51         .50      .49        .49        .49
  Net investment income                          2.31/3/     2.75     2.94       3.27       3.53
Portfolio turnover rate (%)                    119.78       66.82    39.80      27.32      36.71


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.026, and a decrease in the ratio of net investment income to average net assets by .17% for the year ended December 31, 2001.


          FGI-4 Franklin Growth and Income Securities Fund - Class 1

        Franklin High Income Fund

[LOGO] Goals and Strategies


GOALS The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities offering high yield and expected total return. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities (junk bonds). These securities are either rated below investment grade (below the top four rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's), or are unrated securities the manager determines are comparable. The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P(R) or unrated securities the Fund's manager determines are comparable. The Fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the Fund will not automatically sell the security. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. Because issuers of lower-rated bonds tend to be heavily represented in particular sectors, the Fund may, from time to time, have significant investments in one or more sectors such as communications.

The Fund may invest up to 20% of its total assets in foreign securities, including up to 10% in emerging markets, and will typically focus on dollar-denominated corporate debt. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity as a result of receiving those securities in a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION Yield and expected return are the primary criteria used by the manager in selecting securities. The manager searches for securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the corporate debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

.. a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

..  the experience and strength of the company's management;

.. the company's sensitivity to changes in interest rates and business conditions;

..  the company's debt maturity schedules and borrowing requirements; and

.. the company's changing financial condition and market recognition of the change.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


--------------------------------------------------------------------------------

The Fund invests primarily in U.S. high yield, lower-rated bonds.


                   FH-1 Franklin High Income Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the companies in which the Fund invests because they may find it more difficult to meet interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities. Junk bonds generally have more risk than higher-rated securities.

Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. Such companies typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquistions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for companies with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may fall into, or are, in default.


The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with, and typically rise and fall in response to factors that affect, a company's stock price. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.


FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.



--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the Fund's debt securities.
If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price.

                   FH-2 Franklin High Income Fund - Class 1

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.


SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Communications companies. The securities of communications companies may experience more price volatility and higher default rates than in some other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.


More detailed information about the Fund, its policies, and risks can be found in the SAI.

                   FH-3 Franklin High Income Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN HIGH INCOME FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/
Year
92      16.54%
93      15.71%
94      -2.26%
95      19.76%
96      13.90%
97      11.47%
98       0.99%
99      -0.07%
00     -13.00%
01       4.26%

Best
Quarter:
Q4 '01
6.74%

Worst
Quarter:
Q4 '00
-9.25%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 Year 5 Years 10 Years
              ---------------------------------------------------
              Franklin High Income Fund -
               Class 1/1/                 4.26%   0.41%   6.26%
              CS First Boston High Yield
               Index/2/                   5.80%   3.25%   7.84%


1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: CS First Boston Corporation. The unmanaged Credit Suisse (CS) First Boston High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN HIGH INCOME FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.57%
                  Other expenses                        0.05%
                                                        -----
                  Total annual Fund operating expenses  0.62%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $63    $199    $346     $774

                   FH-4 Franklin High Income Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Jeff Holbrook, CFA                 Mr. Holbrook has been a manager of the Fund since 1997, and has been with
VICE PRESIDENT, ADVISERS           Franklin Templeton Investments since 1992.

Chris Molumphy, CFA                Mr. Molumphy has been a manager of the Fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1988.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.57% of its average daily net assets to Advisers for its services.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, are included in the Fund's Annual Report (available upon request).

Class 1                                                   Year Ended December 31,
----------------------------------------------------------------------------------------------
                                               2001        2000     1999     1998     1997
                                              -----------------------------------------------
Per share data ($)
Net asset value, beginning of year               8.54        9.86    13.28    14.45    14.16
                                              -----------------------------------------------
  Net investment income/1/                     .87/3/        1.08     1.24     1.43     1.33
  Net realized and unrealized gains (losses)     (.50)/3/   (2.36)   (1.19)   (1.25)     .22
                                              -----------------------------------------------
Total from investment operations                  .37       (1.28)     .05      .18     1.55
                                              -----------------------------------------------
  Distribution from net investment income       (1.47)       (.04)   (3.03)   (1.27)   (1.22)
  Distributions from net realized gains            --          --     (.44)    (.08)    (.04)
                                              -----------------------------------------------
Total distributions                             (1.47)       (.04)   (3.47)   (1.35)   (1.26)
                                              -----------------------------------------------
Net asset value, end of year                     7.44        8.54     9.86    13.28    14.45
                                              -----------------------------------------------
Total return (%)/2/                              4.26      (13.00)    (.07)     .99    11.47

Ratios/supplemental data
Net assets, end of year($ x 1 ,000)           151,924     189,986  314,131  446,609  496,036
Ratios to average net assets: (%)
  Expenses                                        .62         .57      .54      .53      .53
  Net investment income                         10.63/3/    11.43     9.97     9.96     9.64
Portfolio turnover rate (%)                     30.03       20.37    22.17    41.71    36.38


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $ .004, and a decrease in the ratio of net investment income to average net assets by .05% for the year ended December 31, 2001.


                   FH-5 Franklin High Income Fund - Class 1

        Franklin Income Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest in both debt and equity securities. The Fund seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income-producing growth opportunities, the Fund invests in common stocks with attractive dividend yields of companies from a variety of industries such as electric utilities, oil, gas, real estate, and consumer goods. From time to time, the Fund may invest a significant portion of its assets in certain sectors such as utilities.

           A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, including convertible preferred stocks, are examples of equity securities.
A convertible security is generally a debt security or preferred stock that may be converted into common stock.

The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (junk bonds), including up to 5% in defaulted debt, but the Fund does not currently expect to invest more than 60% of its assets in these securities. Investment grade debt securities are rated in the top four rating categories by independent rating agencies such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's). The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P(R) or, if unrated, determined by the Fund's manager to be comparable. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 25% of its assets in foreign securities, including those in emerging markets. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

.. a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

..  the experience and strength of the company's management;

.. the company's sensitivity to changes in interest rates and business conditions;

..  the company's debt maturity schedules and borrowing requirements; and

.. the company's changing financial condition and market recognition of the change.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests in high yield, lower-rated bonds, and stocks.

                FI-1 Franklin Income Securities Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because they may find it more difficult to meet interest payments.


           Similarly, emerging market economies may be especially sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities. Junk bonds generally have more risk than higher-rated securities.


Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may fall into, or are, in default.


The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by ratings agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets. Utility company stocks pay relatively high dividends, so they are particularly sensitive to interest rate movements: like bonds, when interest rates rise, their stock prices tend to fall.


VALUE STYLE INVESTING Value security prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may even decline further.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the


--------------------------------------------------------------------------------
Because the bonds and stocks the Fund holds fluctuate in price with interest rate changes and market conditions, the value of your investment in the Fund will go up and down. This means you could lose money.

                FI-2 Franklin Income Securities Fund - Class 1 issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.



Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.



SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Utilities companies. Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation (including expropriation) to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

                FI-3 Franklin Income Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN INCOME SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    14.17%
93    18.59%
94    -6.27%
95    22.40%
96    11.28%
97    17.09%
98     1.64%
99    -1.82%
00    19.77%
01     0.98%

Best
Quarter:
Q3 '00
9.02%

Worst
Quarter:
Q3 '01
-4.71%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                       1 Year  5 Years 10 Years
                -----------------------------------------------
                Franklin Income
                 Securities Fund -
                 Class 1/1/              0.98%  7.16%    9.34%
                S&P 500 Index/2/       -11.88% 10.70%   12.93%
                Lipper VIP Income
                 Funds Objective
                 Average/2/              0.27%  6.78%    9.75%
                Lehman Brothers
                 Gov't/Credit Index/2/   8.50%  7.37%    7.27%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures or all funds within the Lipper Income Fund Objective classification. Lipper calculations do not include Fund expenses, and may have been different if such expenses had been considered. The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                FI-4 Franklin Income Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN INCOME SECURITIES FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.49%
                  Other expenses                        0.04%
                                                        -----
                  Total annual Fund operating expenses  0.53%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $54    $170    $296     $665


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT




Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Charles B. Johnson                 Mr. Johnson has been a manager of the Fund since its inception in 1989,
CHAIRMAN OF THE BOARD, ADVISERS    and has been with Franklin Templeton Investments since 1957.

Edward D. Perks, CFA               Mr. Perks has been a manager of the Fund since March 2002, and has been
VICE PRESIDENT, ADVISERS           with Franklin Templeton Investments since 1992.

Christopher Molumphy, CFA          Mr. Molumphy has been a manager of the Fund since February 2000, and
EXECUTIVE VICE PRESIDENT, ADVISERS has been with Franklin Templeton Investments since 1988.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.49% of its average daily net assets to Advisers for its services.


                FI-5 Franklin Income Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                     Year Ended December 31,
--------------------------------------------------------------------------------------------------
                                               2001        2000     1999      1998       1997
                                              ---------------------------------------------------
Per share data ($)
Net asset value, beginning of year              14.70       14.69    16.92      18.37      17.21
                                              ---------------------------------------------------
  Net investment income/1/                    1.09/3/        1.17     1.19       1.37       1.40
  Net realized and unrealized gains (losses)     (.92)/3/    1.40    (1.43)     (1.07)      1.38
                                              ---------------------------------------------------
Total from investment operations                  .17        2.57     (.24)       .30       2.78
                                              ---------------------------------------------------
  Distributions from net investment income      (1.03)      (1.85)   (1.46)     (1.42)     (1.33)
  Distributions from net realized gains          (.88)       (.71)    (.53)      (.33)      (.29)
                                              ---------------------------------------------------
Total distributions                             (1.91)      (2.56)   (1.99)     (1.75)     (1.62)
                                              ---------------------------------------------------
Net asset value, end of year                    12.96       14.70    14.69      16.92      18.37
                                              ---------------------------------------------------
Total return (%)/2/                               .98       19.77    (1.82)      1.64      17.09

Ratios/supplemental data
Net assets, end of year($ x 1,000)            527,047     647,370  775,116  1,185,840  1,406,787
Ratios to average net assets: (%)
  Expenses                                        .53         .50      .50        .49        .50
  Net investment income                       7.90/3/        8.21     7.41       6.94       7.53
Portfolio turnover rate (%)                     32.52       23.92    11.89      12.22      14.68


1. Based on average shares outstanding effective year ended December 31, 1999.

2. Total return does not include any fees, charges or expenses imposed by the variable insurance and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.


3. The implementation of AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in an increase to net investment income, and a corresponding increase to the net realized and unrealized losses in the amount of $.008, and an increase in the ratio of net investment income to average net assets by .06% for the year ended December 31, 2001.


                FI-6 Franklin Income Securities Fund - Class 1

        Franklin Large Cap Growth Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES



GOAL  The Fund's investment goal is capital appreciation.



MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization (large cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, large-

cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. That index consists of 1,000 large companies that have publicly traded securities. Growth companies in which the Fund may invest include those that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains and are trading at valuations that appear attractive relative to their growth rates. These companies generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services. Although the Fund seeks investments across a number of sectors, it expects to have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications.


An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities. The Fund may invest up to 25% of its total assets in foreign securities, but currently intends to limit these investments to approximately 10%-15%.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of small to medium capitalization companies.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the manager will focus on large-cap companies that have exhibited above average growth, strong financial records, and compelling valuations. In addition, the manager also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------

The Fund invests primarily in equity securities of U.S. large-cap growth companies.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets. Large-cap stocks tend to go through cycles of doing better--or worse--than the stock market in general. In the past, these periods have lasted for several years.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks.

SECTOR FOCUS By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.
--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FL-1 Franklin Large Cap Growth Securities Fund - Class 1

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.


Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time.


Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.


Communications companies. The securities of communications companies may experience more price volatility than in some other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.



FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates; devaluations by governments; and the new euro currency), country risks (political, social and economic instability, for example, regional conflicts, terrorism and war; currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility).


More detailed information about the Fund, its policies, and risks can be found in the SAI.

           FL-2 Franklin Large Cap Growth Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
97   18.31%
98   20.29%
99   31.65%
00    5.75%
01  -11.26%

Best
Quarter:
Q4 '99
22.84%

Worst
Quarter:
Q3 '01
-16.57%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                       Since
                                                     Inception
                                     1 Year  5 Years 05/01/96
                 ---------------------------------------------
                 Franklin Large Cap
                  Growth Securities
                  Fund - Class 1/1/  -11.26% 11.95%   12.97%
                 S&P 500 Index/2/    -11.88% 10.70%   12.11%
                 Russell 1000 Growth
                  Index/2/           -20.42%  8.27%    9.75%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains .


2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 1000(R) Growth Index is an unmanaged group of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


           FL-3 Franklin Large Cap Growth Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN LARGE CAP GROWTH SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.75%
                  Other expenses                        0.03%
                                                        -----
                  Total annual Fund operating expenses  0.78%
                                                        -----


1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $80    $249    $433     $966

        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Kent Shepherd, CFA          Mr. Shepherd has been a manager of the Fund since April 1999, and has
VICE PRESIDENT, ADVISERS    been with Franklin Templeton Investments since 1991.
William Hawes                Mr. Hawes has been a manager of the Fund since 2001. Before joining
PORTFOLIO MANAGER, ADVISERS  Franklin Templeton Investments in 1998, Mr. Hawes was with North
                             American Mortgage Company.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.75% of its average daily net assets to Advisers for its services.


           FL- 4 Franklin Large Cap Growth Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS





The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                 Year ended December 31,
-------------------------------------------------------------------------------------------
                                               2001     2000     1999     1998     1997
                                              --------------------------------------------
Per share data ($)
Net asset value, beginning of year              21.03    21.07    16.08    13.42    11.36
                                              --------------------------------------------
  Net investment income/1/                        .10      .09      .11      .10      .06
  Net realized and unrealized gains (losses)    (2.13)    1.14     4.96     2.62     2.02
                                              --------------------------------------------
Total from investment operations                (2.03)    1.23     5.07     2.72     2.08
                                              --------------------------------------------
Distributions from net investment income         (.11)    (.11)    (.08)    (.06)    (.02)
Distributions from net realized gains           (4.37)   (1.16)      --       --       --
                                              --------------------------------------------
Total distributions                             (4.48)   (1.27)    (.08)    (.06)    (.02)
                                              --------------------------------------------
Net asset value, end of year                    14.52    21.03    21.07    16.08    13.42
                                              --------------------------------------------
Total return (%)/2/                            (11.26)    5.75    31.65    20.29    18.31
Ratios/supplemental data
Net assets, end of year ($ x 1,000)           300,135  431,384  407,515  220,952  109,355
Ratios to average net assets: (%)
  Expenses                                        .78      .78      .77      .77      .77
  Net investment income                           .56      .43      .63     1.00      .72
Portfolio turnover rate (%)                     75.67    70.16    41.78    12.17    19.90


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.



           FL- 5 Franklin Large Cap Growth Securities Fund - Class 1

        Franklin Money Market Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL The Fund's goal is high current income, consistent with liquidity and capital preservation. The Fund also seeks to maintain a stable share price of $1.00.

MAIN INVESTMENTS The Fund invests exclusively in U.S. dollar denominated money market debt instruments, including those issued by:

..  U.S. or foreign corporations;

..  U.S. and foreign banks; and

..  the U.S. government, its agencies or authorities.

A debt instrument obligates the issuer both to repay a loan of money at a future date and generally to pay interest. Money market securities are high-quality, short-term (maturing in 13 months or less) debt instruments that may have fixed, floating or variable interest rates. Common money market securities are commercial paper, bank certificates of deposit, repurchase agreements, U.S. Treasury bills, U.S. government agency securities, short-term corporate obligations, and bankers acceptances (credit instruments guaranteed by a bank). At any time, the Fund may have a significant portion of its investments in one or more of these money market instruments.


           Portfolio maturity and quality. Under the Securities and Exchange Commission's money fund rules, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:


..  with remaining maturities of 397 days or less, and

.. that the manager determines present minimal credit risks, and that are rated in the top two short-term rating categories by independent rating agencies or, if unrated, determined by the manager to be comparable.

No more than 25% of the Fund's total assets may be invested in money market securities issued by foreign banks or foreign branches of U.S. banks. The Fund may acquire securities on a when-issued or delayed delivery basis, and invest up to 10% of its assets in illiquid investments.

PORTFOLIO SELECTION In selecting investments, the manager uses a conservative investment approach, focusing on the highest quality and the most liquid of eligible money market securities. The manager then assesses the relative value of each security meeting its stringent credit criteria in order to find the best combination of assets that it believes will maximize the Fund's yield relative to its investment environment expectations. The manager also monitors short-term interest rates, economic conditions, and Federal Reserve monetary policy to determine the portfolio maturity it believes will provide a high overall return to the Fund.


--------------------------------------------------------------------------------
The Fund invests exclusively in money market securities.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

CREDIT The Fund's investments in securities which are not backed by the full faith and credit of the U.S. government depend on the ability of the issuer to meet interest or principal payments. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of Fund shares. Even securities supported by credit enhancements have the credit risk of the entity providing credit support.

FOREIGN SECURITIES The Fund's investments in foreign money market securities are always dollar denominated. Nonetheless, securities or credit support, issued by a foreign entity are subject to possible adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. In addition, foreign companies are not subject to the same disclosure, accounting,


--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund tries to keep a $1 share price, it is possible to lose money by investing in the Fund.

                   FM-1 Franklin Money Market Fund - Class 1 auditing and financial reporting standards and practices as U.S. companies. Foreign stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.


FINANCIAL SERVICES COMPANIES Financial services companies, such as banks, are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and overseas.


More detailed information about the Fund, its policies, and risks can be found in the SAI.


                   FM-2 Franklin Money Market Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

FRANKLIN MONEY MARKET FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    3.06%
93    2.55%
94    3.83%
95    5.75%
96    5.17%
97    5.26%
98    5.22%
99    4.76%
00    5.95%
01    3.91%

Best
Quarter:
Q4 '00
1.53%

Worst
Quarter:
Q2 '93
0.61%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                       1 Year 5 Years 10 Years
                 ---------------------------------------------
                 Franklin Money Market
                  Fund - Class 1/1/     3.91%  5.02%    4.54%


1. All Fund performance assumes reinvestment of dividends and capital gains.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN MONEY MARKET FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.54%
                  Other expenses                        0.02%
                                                        -----
                  Total annual Fund operating expenses  0.56%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $57    $179    $313     $701

                   FM-3 Franklin Money Market Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT




Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.54% of its average daily net assets to Advisers for its services.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

Class 1                                                          Year Ended December 31,
----------------------------------------------------------------------------------------------------
                                                        2001     2000     1999     1998     1997
                                                       -------  -------  -------  -------  -------
Per share data ($)
Net asset value, beginning of year                        1.00     1.00     1.00     1.00     1.00
                                                       -------  -------  -------  -------  -------
Net investment income                                      .04      .06      .05      .05      .05
Distributions from net investment income                  (.04)    (.06)    (.05)    (.05)    (.05)
                                                       -------  -------  -------  -------  -------
Net asset value, end of year                              1.00     1.00     1.00     1.00     1.00
                                                       -------  -------  -------  -------  -------
Total return (%)/1/                                       3.91     5.95     4.76     5.22     5.24

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                    200,911  274,580  364,028  414,341  367,449
Ratios to average net assets: (%)
  Expenses                                                 .56      .55      .53      .45      .45
  Expenses excluding waiver and payments by affiliate      .56      .55      .53      .53      .53
  Net investment income                                   3.89     5.75     4.64     5.08     5.11


1. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

                   FM-4 Franklin Money Market Fund - Class 1

        Franklin Real Estate Fund

[LOGO] Goals and Strategies

GOALS The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies operating in the real estate sector. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund's investments are primarily in:

.. companies qualifying under federal tax law as real estate investment trusts (REITs), and

.. companies that derive at least half of their assets or revenues from the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate (such as real estate operating or service companies, homebuilders and developers).

REITs are real estate investment trust companies, usually publicly traded, that manage a portfolio of income-producing real estate properties such as apartments, hotels, office buildings, or shopping centers. Equity REITs take ownership positions in real estate and their shareholders receive income from the rents received, and receive capital gains on the properties sold at a profit. The Fund generally invests in medium capitalization (less than $5 billion) to small capitalization (less than $1.5 billion) REITs, which reflect the capitalization of the sector itself. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding.


In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in investments of issuers engaged in businesses whose products and services are closely related to the real estate sector. These may include manufacturers and distributors of building supplies; financial institutions that issue or service mortgages, such as savings and loan associations or mortgage brokers; and companies whose principal business is unrelated to the real estate sector but that have very significant real estate holdings believed to be undervalued relative to the company's securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.


The manager seeks to manage the risks of industry concentration by diversifying into different types of real estate investments, although such risks cannot be eliminated. Historically, there has been a relatively low correlation between the real estate market and the broader equity market. While there is no certainty that this trend will continue, investments in real estate securities may be a useful way to diversify a portfolio.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on the market price of a company's security relative to its evaluation of the company's potential long-term earnings, asset value, and cash flow. Using both qualitative and quantitative analysis, the manager evaluates security characteristics, the strength and quality of management, and underlying properties. In addition, the manager may consider other factors, such as the supply and demand outlook for various property types and regional markets.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


--------------------------------------------------------------------------------

The Fund concentrates in securities of U.S. companies in the real estate sector, primarily equity REITs.


                   FRE-1 Franklin Real Estate Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS

The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           REAL ESTATE SECURITIES By concentrating in the industries in the real estate sector, the Fund carries much greater risk of adverse developments in that sector than a Fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations, the strength of specific industries renting properties, and other factors affecting the supply and demand for properties. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses (for example, higher utility costs), lack of consistent power due to energy shortages, changes in zoning laws, environmental regulations or hazards, uninsured casualty (including acts of terrorism) or condemnation losses, or a general decline in neighborhood values. Real estate sector investments, which are sometimes perceived as value-style investments, may not perform as well as other investments when growth-style investments are more popular than value-style investments.


REITs Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.


STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

INTEREST RATE Rate changes can be sudden and unpredictable. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other investments more attractive.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects may be less certain, and their securities are less liquid. These companies may suffer significant losses and can be considered speculative. Small capitalization REITs can be subject to greater risks than medium or large capitalization issuers due to greater regional concentration and less diversification in terms of the regions, clients and types of properties available for investment.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                   FRE-2 Franklin Real Estate Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

FRANKLIN REAL ESTATE FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    15.90%
93    19.01%
94     2.89%
95    17.52%
96    32.82%
97    20.70%
98   -16.82%
99    -6.14%
00    31.95%
01     8.19%
Best
Quarter:
Q4 '96
15.55%

Worst
Quarter:
Q3 '98
-12.24%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                      1 Year  5 Years 10 Years
                 ---------------------------------------------
                 Franklin Real Estate
                  Fund - Class 1/1/     8.19%  6.11%   11.54%
                 S&P 500 Index/2/     -11.88% 10.70%   12.93%
                 Wilshire Real Estate
                  Securities Index/2/  10.45%  6.69%   10.46%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Wilshire Real Estate Securities Index is a market-cap weighted index of publicly traded real estate securities. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

                   FRE-3 Franklin Real Estate Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN REAL ESTATE FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.56%
                  Other expenses                        0.03%
                                                        -----
                  Total annual Fund operating expenses  0.59%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ----------------------------------------
                    Class 1  $60      $189    $329     $738

        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT




Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-7777, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Douglas Barton, CFA         Mr. Barton has been a manager of the Fund since 1998, and has been with
VICE PRESIDENT, ADVISERS    Franklin Templeton Investments since 1988.

Samuel R. Kerner            Mr. Kerner has been a manager of the Fund since April 2000, and has been
PORTFOLIO MANAGER, ADVISERS with Franklin Templeton Investments since 1996.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.56% of its average daily net assets to Advisers for its services.


                   FRE-4 Franklin Real Estate Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).



Class 1                                                 Year ended December 31,
-------------------------------------------------------------------------------------------
                                               2001     2000     1999     1998     1997
                                              -------  -------  -------  -------  -------
Per share data ($)
Net asset value, beginning of year              17.47    14.92    19.93    25.60    22.15
                                              -------  -------  -------  -------  -------
  Net investment income/1/                        .74      .84      .88     1.45      .72
  Net realized and unrealized gains (losses)      .65     3.55    (1.77)   (5.60)    3.72
                                              -------  -------  -------  -------  -------
Total from investment operations                 1.39     4.39     (.89)   (4.15)    4.44
                                              -------  -------  -------  -------  -------
  Distributions from net investment income       (.72)   (1.15)   (1.73)    (.94)    (.67)
  Distributions from net realized gains            --     (.69)   (2.39)    (.58)    (.32)
                                              -------  -------  -------  -------  -------
Total distributions                              (.72)   (1.84)   (4.12)   (1.52)    (.99)
                                              -------  -------  -------  -------  -------
Net asset value, end of year                    18.14    17.47    14.92    19.93    25.60
                                              -------  -------  -------  -------  -------
Total return (%)/2/
                                                 8.19    31.95    (6.14)  (16.82)   20.70

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           134,058  153,203  158,553  282,290  440,554
Ratios to average net assets: (%)
  Expenses                                        .59      .60      .58      .54      .54
  Net investment income                          4.25     5.29     4.83     5.44     3.59
Portfolio turnover rate (%)                     34.21    16.41    10.27    13.21    11.62


1. Based on average shares outstanding, effective year ended December 31, 1999.

2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.


                   FRE-5 Franklin Real Estate Fund--Class 1

        Franklin Rising Dividends Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund's investments are primarily in companies that have:

          .  consistently increased dividends in
  at least 8 out of the last 10 years and have not decreased dividends during that time;

..  increased dividends substantially (at least 100%) over the past ten years;

.. reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);

.. strong balance sheets, with: long-term debt that is no more than 50% of total capitalization (except for utility companies); or senior debt that has been rated investment grade by at least one of the major bond rating agencies; and

.. attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than the average current market price/earnings ratio of the stocks comprising the Standard & Poor's(R) 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not necessarily meet all of these criteria. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund may invest in equity securities of any sized company. As a result, the Fund may invest a significant portion of its assets in companies falling within the small capitalization (generally companies with a market capitalization of less than $2.5 billion) and medium capitalization (generally companies with a market capitalization range of $2.5 billion to $8 billion) ranges. From time to time, the Fund also may have significant investments in particular sectors such as financial services.

PORTFOLIO SELECTION The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a bottom-up adviser concentrating primarily on individual securities, the manager seeks fundamentally sound companies that meet the criteria above and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



--------------------------------------------------------------------------------

The Fund will normally invest at least 65% of its net assets in securities of U.S. companies that meet all of these criteria. This is a fundamental policy which means that it may not be changed without shareholder approval.


           FRD-1 Franklin Rising Dividends Securities Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS

The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.

           VALUE STYLE INVESTING Value security prices are considered cheap relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager, and may even decline further.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products and services may not find an established market or may become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered volatile.

SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund could carry greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FRD-2 Franklin Rising Dividends Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN RISING DIVIDENDS SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
93    -3.48%
94    -4.08%
95    29.74%
96    24.18%
97    33.03%
98     6.92%
99    -9.70%
00    21.05%
01    13.90%

Best
Quarter:
Q4 '98
19.38%

Worst
Quarter:
Q3 '98
-14.78%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                        Since
                                                      Inception
                                       1 Year 5 Years 01/27/92
                 ----------------------------------------------
                 Franklin Rising
                  Dividends Securities
                  Fund - Class 1/1/    13.90% 12.11%   11.32%
                 Russell Mid-Cap Value
                  Index/2/              2.33% 11.46%   14.27%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains.


2. Source: Standard & Poor's Micropal. The Russell Mid-Cap Value Index is an unmanaged group of securities companies with lower price-to-book ratios and lower forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


           FRD-3 Franklin Rising Dividends Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN RISING DIVIDENDS SECURITIES
FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


                                                       Class 1
                 ----------------------------------------------
                 Management fees/1/                      0.75%
                 Other expenses                          0.02%
                                                        -----
                 Total annual Fund operating expenses    0.77%
                                                        -----
                 Management fee reduction/2/            (0.01)%
                                                        -----
                 Net annual Fund operating expenses/2/   0.76%
                                                        -----


1. The Fund administration fee is paid indirectly through the management fee.
2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $78    $243    $422     $942

           FRD-4 Franklin Rising Dividends Securities Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT




Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Donald G. Taylor                         Mr. Taylor has been a manager of the Fund since 1996, and has been
SENIOR VICE PRESIDENT, ADVISORY SERVICES with Franklin Templeton Investments since 1996.
William J. Lippman                       Mr. Lippman has been a manager of the Fund since its inception in
PRESIDENT, ADVISORY SERVICES             1992. He has more than 30 years' experience in the securities industry and joined Franklin Templeton Investments in 1988.
Bruce C. Baughman                        Mr. Baughman has been a manager of the Fund since its inception in
SENIOR VICE PRESIDENT, ADVISORY SERVICES 1992, and has been with Franklin Templeton Investments since 1988.
Margaret McGee                           Ms. McGee has been a manager of the Fund since its inception in 1992,
VICE PRESIDENT, ADVISORY SERVICES        and has been with Franklin Templeton Investments since 1988.



The Fund pays Advisory Services a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.75% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.74% of its average daily net assets to Advisory Services for its services. This reduction is required by the Board and an SEC order.


           FRD-5 Franklin Rising Dividends Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                 Year ended December 31,
-------------------------------------------------------------------------------------------
                                               2001     2000     1999     1998     1997
                                              -------  -------  -------  -------  -------
Per share data ($)
Net asset value, beginning of year              13.23    13.61    18.11    19.68    15.40
                                              -------  -------  -------  -------  -------
  Net investment income/1/                        .18      .20      .22      .23      .22
  Net realized and unrealized gains (losses)     1.60     2.18    (1.57)    1.07     4.77
                                              -------  -------  -------  -------  -------
Total from investment operations                 1.78     2.38    (1.35)    1.30     4.99
                                              -------  -------  -------  -------  -------
  Distributions from net investment income       (.01)    (.50)    (.29)    (.22)    (.26)
  Distributions from net realized gains          (.81)   (2.26)   (2.86)   (2.65)    (.45)
Total distributions                              (.82)   (2.76)   (3.15)   (2.87)    (.71)
                                              -------  -------  -------  -------  -------
Net asset value, end of year                    14.19    13.23    13.61    18.11    19.68
                                              -------  -------  -------  -------  -------
Total return (%)/2/                             13.90    21.05    (9.70)    6.92    33.03

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           347,336  363,485  450,549  751,869  780,298
Ratios to average net assets: (%)
  Expenses                                        .76      .78      .75      .72      .74
  Net investment income                          1.36     1.66     1.35     1.20     1.24
Portfolio turnover rate (%)                     11.78    12.26     5.32    26.44    37.04


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

           FRD-6 Franklin Rising Dividends Securities Fund - Class 1

        Franklin S&P 500 Index Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES



As of June 1, 2002, the Fund will be closed to all new investments, except for the automatic reinvestment of any net investment income and capital gains. On December 13, 2001, the Board of Trustees of the Trust approved a proposal to liquidate the Fund. The liquidation is anticipated to occur some time in the third quarter of 2002 (Liquidation Date). As the Fund approaches its Liquidation Date, we anticipate that an increasing amount of shareholder assets will be withdrawn from the Fund in expectation of the Liquidation. Accordingly, while we intend to continue to keep the Fund's passively managed portfolio nearly fully invested in the constituent common stocks of the S&P 500 Index, we may increase our use of financial futures to manage the Fund's liquidity while seeking to maintain exposure to the S&P 500 Index. Because the Fund will be liquidating, contract owners should refer to documents provided by their insurance company concerning the effect of the Liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their prospectus or consult with their financial advisor to consider other investment options.


           GOAL The Fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of Fund expenses.

MAIN INVESTMENTS Under normal market conditions, the Fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (share price multiplied by the number of common stock shares outstanding). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

The Fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions used in the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the Fund may invest 5% of its total assets in that company. This is called the "replication" method. The Fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund also may invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Using this method, the Fund may not hold all of the companies that are represented in the S&P 500 Index. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

When the manager determines that it would be cost-effective or otherwise beneficial for the Fund to do so, the Fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing directly in securities in the S&P 500 Index. As part of a derivative strategy, the Fund may invest a small portion in short-term debt securities, which may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The Fund also may invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The Fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager


--------------------------------------------------------------------------------
This index Fund invests to match the performance of the S&P 500 Composite Stock Price Index.

                  FSP-1 Franklin S&P 500 Index Fund - Class 1 determines the mix of investments that it believes will, in a cost-effective manner, achieve the Fund's investment goal and manages cash flows into and out of the Fund.

TEMPORARY INVESTMENTS When the manager seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS

The Fund's main risks may affect the value of the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Large capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.


S&P 500 INDEX STOCKS Since the S&P 500 Index is market capitalization weighted, stocks or sectors with significant market capitalizations can have a substantial impact on the performance of the index. For example, in recent years the top ten stocks in the index have sometimes comprised a significant portion (about one quarter) of its value and its performance, and technology stocks have varied from about 13% up to about 30% of the value of the index. Of course, historically the sectors dominating the index have varied and the largest companies in the index have generally not made up such a large portion of the index. To the extent that the Fund's holdings are similar to the index, the same stocks and sectors that impact the S&P 500 Index will also impact the Fund.


INDEX TRACKING The Fund's ability to track its targeted index may be affected by transaction costs and Fund expenses, cash flows, and changes in the composition of that index. In addition, the Fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the Fund owns underperforms those in that index, the Fund's performance will be lower than that index. Unlike an unmanaged index, the Fund pays operating expenses that may prevent the Fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, their success will depend on the manager's ability to select appropriate derivative investments. The Fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the Fund cannot close out a position because the trading markets become illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                  FSP-2 Franklin S&P 500 Index Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN S&P 500 INDEX FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
00     -8.47%
01    -12.31%

Best
Quarter:
Q4 '01
10.39%

Worst
Quarter:
Q3 '01
-14.61%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                     Since
                                                   Inception
                                           1 Year  11/01/99
                    ----------------------------------------
                    Franklin S&P 500 Index
                     Fund - Class 1/1/     -12.31%  -7.35%
                    S&P 500 Index/2/       -11.88%  -6.45%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)/ Index is an unmanaged group of widely held common stocks. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments. /





                  FSP-3 Franklin S&P 500 Index Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN S&P 500 INDEX FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                        Class 1
                -----------------------------------------------
                Management fees                          0.15%
                Other expenses                           0.22%
                                                        ------
                Total annual Fund operating expenses/1/  0.37%
                                                        ------
                Management fee reduction/2/             (0.01%)
                                                        ------
                Net annual Fund operating expenses/2/    0.36%
                                                        ------

1. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.55% through December 31, 2002. After December 31, 2002, the manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees (Board).

2. The manager also has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $37    $116    $202     $456

                  FSP-4 Franklin S&P 500 Index Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT




Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



Under an agreement with Advisers, SSgA Funds Management, Inc. (SSgA), Two International Place, Boston, Massachusetts 02110, is the Fund's sub-advisor. SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.



The Fund's lead portfolio manager is:



T.
Anthony
Coffey,
CFA
VICE
PRESIDENT,
FRANKLIN
ADVISERS,  Mr. Coffey has been a manager of the Fund since August 2000, and has
INC.       been with Franklin Templeton Investments since 1989.



The Fund pays Advisers a fee for managing the Fund's assets. For fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.15% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.14% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.



"Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for more information.


                  FSP-5 Franklin S&P 500 Index Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS





The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


    Class 1                                       Year ended December 31,
    ------------------------------------------------------------------------
                                                 2001      2000   1999/4/
                                                ---------------------------
    Per share data ($)
    Net asset value, beginning of year            9.66     10.56   10.00
                                                ------    ------  ------
      Net investment income/1/                     .09       .11     .03
      Net realized and unrealized gains          (1.28)    (1.00)    .53
                                                ------    ------  ------
    Total from investment operations             (1.19)     (.89)    .56
                                                ------    ------  ------
      Distributions from net investment income    (.08)     (.01)     --
      Distributions from net realized gains         --/3/     --      --
                                                ------    ------  ------
    Total distributions                           (.08)     (.01)     --
    Net asset value, end of year                  8.39      9.66   10.56
                                                ------    ------  ------
    Total return (%)/2/                         (12.31)    (8.47)   5.60

    Ratios/supplemental data
    Net assets, end of year ($ x 1,000)         43,643    45,106  14,888
    Ratios to average net assets: (%)
      Expenses                                     .36       .32     .55/5/
      Expenses, excluding waiver by affiliate      .36       .32     .98/5/
    Net investment income                         1.05      1.06    1.77/5/
    Portfolio turnover rate                      23.15     15.85      --


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. Includes distribution of capital gains in the amount of $.002.


4. For the period November 1, 1999 (effective date) to December 31, 1999.


5. Annualized.



                  FSP-6 Franklin S&P 500 Index Fund - Class 1

        Franklin Small Cap Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values not exceeding: (i) $1.5 billion; or
(ii) the highest market
           capitalization value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally expects that the median market capitalization of its portfolio will significantly exceed that of the Russell 2000 Index. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. The Fund may invest substantially in the technology sector (including electronic technology, technology services, and health technology).

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of larger companies. When suitable opportunities are available, the Fund also may invest in initial public offerings (IPOs) of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in equity securities of small-cap U.S. companies.

        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks. Because the Fund's manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.


--------------------------------------------------------------------------------
Because the stocks the
Fund holds fluctuate in price with market conditions, the value of your investments in the Fund will go up and down. This means you could lose money over short or even extended periods.


                    FSC-1 Franklin Small Cap Fund - Class 1

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

SECTOR FOCUS By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology Companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


                    FSC-2 Franklin Small Cap Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN SMALL CAP FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
96    29.07%
97    17.42%
98    -0.98%
99    96.94%
00   -14.60%
01   -15.02%

Best
Quarter:
Q4 '99
60.99%

Worst
Quarter:
Q3 '98
-24.40%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                         Since
                                                       Inception
                                       1 Year  5 Years 11/01/95
                ------------------------------------------------
                Franklin Small
                 Cap Fund - Class 1/1/ -15.02% 10.69%   13.59%
                S&P 500 Index/2/       -11.88% 10.70%   13.43%
                Russell 2500
                 Growth Index/2/       -10.83%  6.60%    8.68%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks. The Russell 2500(R) Growth Index is an unmanaged index of 2,500 companies with small market capitalizations. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

                    FSC-3 Franklin Small Cap Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN SMALL CAP FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                 ---------------------------------------------
                 Management fees                        0.53%
                 Other expenses                         0.31%
                                                       ------
                 Total annual Fund operating expenses   0.84%
                                                       ------
                 Management fee reduction/1/           (0.08%)
                                                       ------
                 Net annual Fund operating expenses/1/  0.76%
                                                       ------

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $78    $243    $422     $942

        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Edward B. Jamieson                 Mr. Jamieson has been a manager of the Fund since its inception in 1995,
EXECUTIVE VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1987.

Michael McCarthy, CFA              Mr. McCarthy has been a manager of the Fund since its inception in 1995.
SENIOR VICE PRESIDENT, ADVISERS    He joined Franklin Templeton Investments in 1992.

Aidan O'Connell                    Mr. O'Connell has been a manager of the Fund since September 1998.
PORTFOLIO MANAGER, ADVISERS        Before joining Franklin Templeton Investments in May 1998,
                                   Mr. O'Connell was a research analyst and a corporate financial analyst at
                                   Hambrecht & Quist.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.53% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


                    FSC-4 Franklin Small Cap Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                 Year ended December 31,
-------------------------------------------------------------------------------------------
                                               2001     2000     1999     1998     1997
                                              --------------------------------------------
Per share data ($)
Net asset value, beginning of year              21.25    26.87    13.72    15.05    13.20
                                              --------------------------------------------
  Net investment income (loss)/1/                 .09      .11     (.01)     .07      .01
  Net realized and unrealized gains (losses)    (3.28)   (3.81)   13.25     (.20)    2.24
                                              --------------------------------------------
Total from investment operations                (3.19)   (3.70)   13.24     (.13)    2.25
                                              --------------------------------------------
  Distributions from net investment income       (.09)      --     (.08)    (.01)    (.03)
  Distributions from net realized gains            --    (1.92)    (.01)   (1.19)    (.37)
                                              --------------------------------------------
Total distributions                              (.09)   (1.92)    (.09)   (1.20)    (.40)
                                              --------------------------------------------
Net asset value, end of year                    17.97    21.25    26.87    13.72    15.05
                                              --------------------------------------------
Total return (%)/2/                            (15.02)  (14.60)   96.94     (.98)   17.42

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           266,694  387,474  488,062  315,460  313,462
Ratios to average net assets: (%)
  Expenses                                        .76      .75      .77      .77      .77
  Net investment income (loss)                    .50      .42     (.05)     .51      .06
  Portfolio turnover rate (%)                   37.94    19.49    39.49    53.01    64.07


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

                    FSC-5 Franklin Small Cap Fund - Class 1

        Franklin Small Cap Value Securities Fund
        (formerly, Franklin Value Securities Fund)

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is long-term total return.

             MAIN INVESTMENTS   Under normal market conditions, the Fund will
             invest at least 80% of its net assets in investments of small capitalization (small cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase. The Fund invests in equity securities of companies that the Fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

Following this strategy, the Fund will invest in companies with some of the following characteristics:

.. Stock prices that are low relative to current or historical earnings, book value, cash flow, or sales--all relative to the market, a company's industry or a company's earnings growth.


.. Recent sharp price declines (fallen angels) but that still have significant growth potential in the manager's opinion.


.. Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, tax loss carry forwards, or patents and trademarks.

Notwithstanding the above factors, the manager will focus carefully on a company's financial strength.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund may, from time to time, have significant investments in particular sectors such as financial services.

PORTFOLIO SELECTION   The manager is a research driven, fundamental investment
adviser, pursuing a disciplined value-oriented strategy for this Fund. As a "bottom-up" adviser concentrating primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value or cash flow. The manager seeks bargains among the "under researched and unloved"--out of favor companies that offer, in the manager's opinion, excellent long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential in the manager's opinion, or companies that are a potential turnaround or takeover target.

TEMPORARY INVESTMENTS When the manager believes market or ecomomic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------

The Fund invests primarily in the equity securities of small-cap U.S. companies the manager believes are undervalued.


           FSV-1 Franklin Small Cap Value Securities Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS

The Fund's main risks may affect the Fund's share price, its distributions or income, and therefore, the Fund's performance.

           STOCKS   While stocks have historically outperformed other asset
           classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

           VALUE STYLE INVESTING Value security prices are considered cheap relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may even decline further.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered cheaply priced also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but in the manager's opinion still have significant growth potential), turnarounds or cyclical companies, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.


SMALLER COMPANIES   While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.


For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered volatile.

DIVERSIFICATION   The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The Fund intends, however, to meet certain tax diversification requirements.

SECTOR FOCUS   By having significant investments in particular sectors from time to time, the Fund could carry greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FSV-2 Franklin Small Cap Value Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN SMALL CAP VALUE SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
99     1.65%
00    25.23%
01    14.21%

Best
Quarter:
Q4 '01
22.16%

Worst
Quarter:
Q3 '01
-17.01%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                        Since
                                                      Inception
                                               1 Year 05/01/98
                 ----------------------------------------------
                 Franklin Small Cap Value
                  Securities Fund - Class 1/1/ 14.21%   3.45%
                 Russell 2000 Value Index/2/   14.02%   4.75%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Russell 2000(R) Value Index measures the performance of companies with lower price-to-book ratios and lower forecasted growth values. Indexes include reinvested dividend and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


           FSV-3 Franklin Small Cap Value Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                 ---------------------------------------------
                 Management fees                        0.60%
                 Other expenses                         0.20%
                                                       ------
                 Total annual Fund operating expenses   0.80%
                                                       ------
                 Management fee reduction/1/           (0.03%)
                                                       ----
                                                       ------
                 Net annual Fund operating expenses/1/  0.77%
                                                       ------

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $79    $246    $428     $954


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT




Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



William J. Lippman                       Mr. Lippman has been a manager of the Fund since its inception in 1998.
PRESIDENT, ADVISORY SERVICES             He has more than 30 years' experience in the securities industry and joined Franklin Templeton Investments in 1988.

Bruce C. Baughman                        Mr. Baughman has been a manager of the Fund since its inception in 1998,
SENIOR VICE PRESIDENT, ADVISORY SERVICES and has been with Franklin Templeton Investments since 1988.

Donald G. Taylor                         Mr. Taylor has been a manager of the Fund since its inception in 1998,
SENIOR VICE PRESIDENT, ADVISORY SERVICES and has been with Franklin Templeton Investments since 1996.

Margaret McGee                           Ms. McGee has been a manager of the Fund since its inception in 1998
VICE PRESIDENT, ADVISORY SERVICES        and has been with Franklin Templeton Investments since 1988.




The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.60% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.57% of its average daily net assets to Advisory Services for its services. This reduction is required by the Board and an SEC order.


           FSV-4 Franklin Small Cap Value Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

Class 1                                            Year ended December 31,
--------------------------------------------------------------------------------
                                               2001    2000    1999   1998/3/
                                              ------  ------  ------  ------
Per share data ($)
Net asset value, beginning of year              9.86    7.90    7.79   10.00
                                              ------  ------  ------  ------
  Net investment income/1/                       .11     .10     .05     .02
  Net realized and unrealized gains (losses)    1.29    1.89     .08   (2.23)
                                              ------  ------  ------  ------
Total from investment operations                1.40    1.99     .13   (2.21)
                                              ------  ------  ------  ------
  Distributions from net investment income      (.05)   (.03)   (.02)     --
  Distributions from net realized gains         (.24)     --      --      --
                                              ------  ------  ------  ------
Total distributions                             (.29)   (.03)   (.02)     --
                                              ------  ------  ------  ------
Net asset value, end of year                   10.97    9.86    7.90    7.79
                                              ------  ------  ------  ------
Total return (%)/2/                            14.21   25.23    1.65  (22.10)

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           32,604  19,455  11,320   9,013
Ratios to average net assets: (%)
  Expenses                                       .77     .84     .81     .83/4/
  Net investment income                         1.07    1.13     .65     .95/4/
Portfolio turnover rate (%)                    40.54   42.47   61.23   22.79

1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period May 1, 1998 (effective date) to December 31, 1998.
4. Annualized.

           FSV-5 Franklin Small Cap Value Securities Fund - Class 1

        Franklin Strategic Income Securities Fund

[LOGO] Goals and Strategies

GOALS The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. There are no set percentage limitations on the amount the Fund invests in any particular types of debt securities. Rather, the Fund actively and flexibly shifts its investments among various types of debt securities to respond to current and expected economic conditions, including:


..  high yield and investment grade corporate bonds;

..  foreign government and agency bonds, including emerging market bonds;

..  mortgage securities and other asset-backed securities;

.. convertible securities, including preferred stocks and bonds convertible into common stocks;

..  U.S. government bonds; and

..  preferred stock (non-convertible).

The Fund may invest up to 100% of its assets in high yield, lower-quality and defaulted debt securities (junk bonds). These securities are either rated below investment grade (below the top four long-term rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's), or are comparable unrated securities. Nevertheless, the Fund generally invests in non-investment grade debt securities rated at least Caa by Moody's or CCC by S&P(R) or unrated securities the Fund's manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. Because issuers of lower-rated bonds tend to be heavily represented in particular sectors, the Fund may, from time to time, have significant investments in one or more sectors such as communications.
The Fund invests in many different securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may have significant investments in mortgage-backed securities issued by agencies such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), or Federal Home Loan Mortgage Corporation (FHLMC), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities, GNMAs, and SBAs are backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by FNMA, FHLMC, and certain other entities do not carry this guarantee.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage securities are pass-through securities, which means that they provide investors with monthly payments consisting of pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool. A convertible security is generally a debt security or preferred stock that may be converted into common stock.

Derivative investments, such as forward currency exchange contracts, may be used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock or bond in a more efficient way. The manager intends to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts (Hedging Instruments).

In addition to its main investments, the Fund also may invest in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

PORTFOLIO SELECTION The manager allocates its investments among the various types of debt available based on its assessment of changing economic, global market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends, combined with a "bottom-up" fundamental analysis of market sectors, industries and issuers to take


--------------------------------------------------------------------------------
The Fund invests
primarily in U.S. and foreign bonds, including high yield, lower-rated bonds.

           FSI-1 Franklin Strategic Income Securities Fund - Class 1 advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, the manager conducts its own analysis of the security's intrinsic value rather than simply relying on the coupon rate or rating.

TEMPORARY INVESTMENTS   When the manager believes market or economic conditions
are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because they may find it more difficult to meet interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund. With respect to the
Fund's mortgage-backed securities, if rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, reducing the Fund's interest and yield.


CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, even securities supported by credit enhancements have the credit risk of the entity providing credit support.

Lower-rated securities. Junk bonds generally have more risk than higher-rated securities.

Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may fall into, or are, in default.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by ratings agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.



--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the Fund's debt securities. If rates rise the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

           FSI-2 Franklin Strategic Income Securities Fund - Class 1

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.


Limited markets.   Markets which are generally considered to be liquid may
become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.





Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, and refinancing or foreclosure on the underlying mortgage or other loans. Principal prepayments generally increase when interest rates fall. The Fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity, which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Communications companies. The securities of communications companies may experience more price volatility and higher default rates than in some other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and


           FSI-3 Franklin Strategic Income Securities Fund - Class 1 businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.


DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS The performance of derivative investments, which includes Hedging Instruments, depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates. Hedging Instruments used by this Fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The Fund is non-diversified as defined by the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

           FSI-4 Franklin Strategic Income Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.



                                    [CHART]

FRANKLIN STRATEGIC INCOME SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Best Quarter:
Q4 '01
4.37%

Worst Quarter:
Q3 '01
-1.39%

Year
00 4.95%
01 4.51%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                           Since
                                                         Inception
                                                  1 Year  7/1/99
             -----------------------------------------------------
             Franklin Strategic Income Securities
              Fund - Class 1/1/                   4.51%    4.83%
             Lehman Brothers U.S.
              Aggregate Index/2/                  8.44%    8.18%


1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. Lehman Brothers U.S. Aggregate Index is an unmanaged index of fixed rate U.S. government and corporate bonds that are rated investment grade or higher, and have maturities of one year or more; and outstanding par value of $100 million for U.S. government issues and $50 million for others. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.



        ------------------------------------------------------------------------


                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN STRATEGIC INCOME SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                 ---------------------------------------------
                 Management fees                        0.42%
                 Other expenses                         0.34%
                                                       ------
                 Total annual Fund operating expenses   0.76%
                                                       ------
                 Management fee reduction/1/           (0.05%)
                                                       ------
                 Net annual Fund operating expenses/1/  0.71%
                                                       ------

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $73    $227    $395     $883

           FSI-5 Franklin Strategic Income Securities Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.





MANAGEMENT TEAM  The team responsible for the Fund's management is:



Eric G. Takaha, CFA                Mr. Takaha has been a manager of the Fund since its inception in 1999,
VICE PRESIDENT, ADVISERS           and has been with Franklin Templeton Investments since 1989.
Chris Molumphy, CFA                Mr. Molumphy has been a manager of the Fund since its inception in
EXECUTIVE VICE PRESIDENT, ADVISERS 1999, and has been with Franklin Templeton Investments since 1988.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.42% of the Fund's average daily net assets. Under an agreement by Advisers reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.37% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


           FSI-6 Franklin Strategic Income Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS





The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                   Year ended December 31,
-------------------------------------------------------------------------------------
                                                         2001        2000   1999/5/
                                                        ----------------------------
Per share data ($)
Net asset value, beginning of year                         9.89       9.96  10.00
                                                        ----------------------------
  Net investment income/1/                               .76/3/        .82    .38
  Net realized and unrealized losses                       (.32)/3/   (.33)  (.12)
                                                        ----------------------------
Total from investment operations                            .44        .49    .26
                                                        ----------------------------
Distributions from net investment income                   (.46)      (.56)  (.30)
                                                        ----------------------------
Net asset value, end of year                               9.87       9.89   9.96
                                                        ----------------------------
Total return (%)/2/                                        4.51       4.95   2.61

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                      43,778     11,437  4,741
Ratios to average net assets: (%)
  Expenses                                                  .71        .75    .75/6/
  Expenses, excluding waiver and payments by affiliate      .71        .99   1.46/6/
  Net investment income                                 7.48/3/       8.13   7.52/6/
Portfolio turnover rate (%)                               30.32/4/   29.19   9.96



1. Based on average shares outstanding.


2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.




3. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.018, and a decrease in the ratio of net investment income to average net assets by .18% for the year ended December 31, 2001.



4. Excludes mortgage dollar roll transactions.

5. For the period July 1,1999 (effective date) to December 31, 1999.

6. Annualized.

           FSI-7 Franklin Strategic Income Securities Fund - Class 1

        Franklin Technology Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL   The Fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies expected to benefit from the development, advancement, and use of technology. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund's investments may include, for example, companies in the following areas:

          . Semiconductors, semiconductor fabrication equipment, and precision instruments;

          .  Packaged software;

.. Information technology services, including Internet services, data processing, technology consulting and implementation, and electronics distributors;

..  Computing hardware, peripherals, and electronic components;

..  Telecommunications, including communications equipment and services;

..  Health technology and biotechnology;

..  Aerospace and defense technologies; and

.. Media and information services, including cable television, broadcasting, satellite and media content.

The Fund may invest in companies of any size, and may invest a significant portion of its assets in smaller companies. The Fund may invest up to 35% of its total assets in foreign securities, but currently intends to limit these investments to approximately 10%-15%.

When suitable opportunities are available, the Fund also may invest in initial public offerings (IPOs) of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION   The manager is a research driven, fundamental investor,
pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing niche, proven technology, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund concentrates in equity securities of technology companies.

              FT-1 Franklin Technology Securities Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           TECHNOLOGY COMPANIES By concentrating in the industries in the technology sector, the Fund carries much greater risks of adverse developments in that sector than a fund that invests in a wide variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and historically have been more volatile than other securities, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Fund's manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations on currency exchange rates; devaluations by governments; and the new euro currency), country risks (political, social and economic instability, for example, regional conflicts, terrorism and war; currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices; less government supervision; less publicly available information; limited trading markets and greater volatility).

SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing rates go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.

For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.


--------------------------------------------------------------------------------
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

              FT-2 Franklin Technology Securities Fund - Class 1

DIVERSIFICATION The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

              FT-3 Franklin Technology Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN TECHNOLOGY SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
01    -29.42%

Best
Quarter:
Q4 '01
46.58%

Worst
Quarter:
Q3 '01
-41.60%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                         Since
                                                       Inception
                                               1 Year  5/1/2000
               -------------------------------------------------
               Franklin Technology             -29.42%  -31.26%
               Securities Fund - Class 1//1//
               S&P 500 Index/2/                -11.88%  -12.04%
               NASDAQ Composite Index/2/       -20.13%  -32.90%
               Merrill Lynch 100 Technology
                Index/2/                      --32.44% --42.89%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; currents results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. We are replacing the S&P 500 Index with the NASDAQ Composite Index as the new index better reflects the Fund's holdings in technology companies. The NASDAQ Composite Index is a value weighted index and consists of all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market. The Merrill Lynch 100 Technology Index is an equally weighted index of 100 actively traded technology stocks and American Depositary Receipts. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


              FT-4 Franklin Technology Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN TECHNOLOGY SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                 ---------------------------------------------
                 Management fees                        0.55%
                 Other expenses                         0.51%
                                                       ------
                 Total annual Fund operating expenses   1.06%
                                                       ------
                 Management fee reduction/1/           (0.03%)
                                                       ------
                 Net annual Fund operating expenses/1/  1.03%
                                                       ------


1. The manager has agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $105   $328    $569    $1,259


        ------------------------------------------------------------------------



                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Ian Link, CFA                   Mr. Link has been a manager of the Fund since its inception, and has been
VICE PRESIDENT, ADVISERS        with Franklin Templeton Investments since 1989.

Robert Dean, CFA                Mr. Dean has been a manager of the Fund since September 2000. He
PORTFOLIO MANAGER, ADVISERS     joined Franklin Templeton Investments in February 1995.

Conrad Herrmann, CFA            Mr. Herrmann has been a manager of the Fund since its inception, and has
SENIOR VICE PRESIDENT, ADVISERS been with Franklin Templeton Investments since 1989.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.55% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.52% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


              FT-5 Franklin Technology Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


          Class 1                               Year Ended December 31,
          --------------------------------------------------------------
                                                  2001     2000/3/
                                                -----------------------
          Per share data ($)
          Net asset value, beginning of year      7.58        10.00
                                                -----------------------
            Net operating loss/1/                 (.01)        (.02)
            Net realized and unrealized losses   (2.22)       (2.40)
                                                -----------------------
          Total from investment operations       (2.23)       (2.42)
                                                -----------------------
          Net asset value, end of year            5.35         7.58
                                                -----------------------
          Total return (%)/2/                   (29.42)      (24.20)

          Ratios/supplemental data
          Net assets, end of year ($ x 1,000)    5,126        9,066
          Ratios to average net assets: (%)
            Expenses                              1.03       .99/4/
            Net operating loss                    (.17)        (.30)/4/
          Portfolio turnover rate (%)           179.25       106.77


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period May 1, 2000 (effective date) to December 31, 2000.
4. Annualized.

              FT-6 Franklin Technology Securities Fund - Class 1

        Franklin U.S. Government Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is income.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund currently invests primarily in fixed and variable rate mortgage-backed securities, a substantial portion of which is in Government National Mortgage Association obligations ("Ginnie Maes").

           Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie
Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. Ginnie Mae yields (interest income as a percent of price) have historically exceeded the current yields on other types of U.S. government securities with comparable maturities, although interest rate changes and unpredictable prepayments can greatly change total return.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or other U.S. government agencies. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority
(TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills, and securities issued by U.S. government agencies or authorities. Securities issued or guaranteed by FNMA, FHLMC, TVA and certain other entities are not backed by the full faith and credit of the U.S. government, but are generally supported by the creditworthiness of the issuer.

These debt securities may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest.


PORTFOLIO SELECTION The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in mortgage-backed U.S. government securities.

                 FUS-1 Franklin U.S. Government Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

GINNIE MAES Ginnie Maes, and other mortgage and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal payments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase volatility of the Fund's returns and share price.

CREDIT The Fund's investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to meet interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money over short or even extended periods.

                 FUS-2 Franklin U.S. Government Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN U.S. GOVERNMENT FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    8.29%
93    9.71%
94   -4.55%
95   19.46%
96    3.62%
97    9.31%
98    7.44%
99   -0.94%
00   11.82%
01    7.62%

Best
Quarter:
Q2 '95
6.53%

Worst
Quarter:
Q1 '94
-4.24%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 Year 5 Years 10 Years
              ---------------------------------------------------
              Franklin U.S. Government
               Fund - Class 1/1/          7.62%   6.96%   6.99%
              Lehman Brothers
               Intermediate Government
               Bond Index/2/              8.42%   7.06%   6.65%
              Lipper VIP U.S. Government
               Funds Objective Average/2/ 5.77%   5.90%   5.82%


1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. Lipper, Inc. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. Government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. Lipper VIP U.S. Government Funds Objective Average is an equally weighted average calculation for all Funds within the Lipper U.S. Government Funds Prospective Investment Objective Classification. Lipper calculations do not include Fund expenses and may have been different had such expenses been included Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN U.S. GOVERNMENT FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.51%
                  Other expenses                        0.02%
                                                        -----
                  Total annual Fund operating expenses  0.53%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $54    $170    $296     $665

                 FUS-3 Franklin U.S. Government Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Jack Lemein                        Mr. Lemein has been a manager of the Fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS and has more than 30 years' experience in the securities industry.

Roger Bayston, CFA                 Mr. Bayston has been a manager of the Fund since 1993, and has been
SENIOR VICE PRESIDENT, ADVISERS    with Franklin Templeton Investments since 1991.

Kent C. Burns, CFA                 Mr. Burns has been a manager of the Fund since March 2002,
PORTFOLIO MANAGER, ADVISERS        and has been with Franklin Templeton Investments since 1994.

Douglas R. Magowan                 Mr. Magowan has been a manager of the Fund since March 2002, and
PORTFOLIO MANAGER, ADVISERS        has been with Franklin Templeton Investments since 1993.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.51% of its average daily net assets to the Advisers for its services.


                 FUS-4 Franklin U.S. Government Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                  Year Ended December 31,
--------------------------------------------------------------------------------------------
                                                2001     2000     1999     1998     1997
                                              ---------------------------------------------
Per share data ($)
Net asset value, beginning of year               13.16    11.78    13.89    13.92    13.47
                                              ---------------------------------------------
  Net investment income/1/                      .80/3/      .79      .83      .99     1.00
  Net realized and unrealized gains (losses)    .17/3/      .60     (.96)     .01      .21
                                              ---------------------------------------------
Total from investment operations                   .97     1.39     (.13)    1.00     1.21
                                              ---------------------------------------------
Distributions from net investment income          (.97)    (.01)   (1.98)   (1.03)    (.76)
                                              ---------------------------------------------
Net asset value, end of year                     13.16    13.16    11.78    13.89    13.92
                                              ---------------------------------------------
Total return (%)/2/                               7.62    11.82     (.94)    7.44     9.31

Ratios/supplemental data
Net assets, end of year ($ x 1,000)            392,453  424,513  515,033  710,832  765,084
Ratios to average net assets: (%)
  Expenses                                         .53      .52      .51      .50      .50
  Net investment income                        6.06/3/     6.48     6.25     6.22     6.49
Portfolio turnover rate (%)                   29.09/4/     6.28     7.90    31.34    16.84


1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in an increase to net investment income and a corresponding decrease to the net realized and unrealized gains in the amount of $.016, and an increase in the ratio of net investment income to average net assets by .12% for the year ended December 31, 2001.

4. Excludes mortgage dollar rolls transactions.

                 FUS-5 Franklin U.S. Government Fund - Class 1

        Franklin Zero Coupon Funds:
        maturing in December 2005, 2010

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL Each Fund's investment goal is to provide as high an investment return as is consistent with capital preservation.


           MAIN INVESTMENTS Under normal market conditions, each Fund will invest at least 80% of its net assets in zero coupon debt securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Of course, as a Fund approaches its Target Date, its investments will be made up of increasingly larger amounts of short-


term money market investments, including cash and cash equivalents.




Each Fund invests primarily in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, and its agencies and authorities. The Fund also may invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.



A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond's interest coupons from the obligation to repay principal. An "interest only" strip is, in essence a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. When the Fund invests in other than stripped U.S. Treasury securities, the zero coupon bonds will be rated at least A by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Services, Inc. or, if unrated, securities determined by the manager to be comparable.



PORTFOLIO SELECTION In selecting investments for the Funds, the manager seeks to keep the average duration of each Fund to within twelve months of each Fund's maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. By balancing investments with slightly longer and shorter durations, the manager believes it can reduce its unknown "reinvestment risk." Since each Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

MATURITY Each Fund matures on the third Friday of December of its specific maturity year (Target Date). On each Fund's Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If an investor does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.


--------------------------------------------------------------------------------

Each Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing primarily in U.S. zero coupon securities.


                   FZ-1 Franklin Zero Coupon Funds - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS

Each Fund's main risks may affect its share price, its distributions or income and, therefore, the Fund's performance.

If Fund shares are redeemed prior to the maturity of the Fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Funds may not be appropriate for contract owners who do not plan to invest for the long term or until maturity.

           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Because zero coupon securities do not pay interest, the market value of zeros can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. When interest rates fall, however, zeros rise more rapidly in value. In general, securities with longer maturities usually are more sensitive to price changes. Thus, the Zero Coupon Fund 2010 may experience more volatility in its share price than the Zero Coupon Fund 2005. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

More detailed information about the Funds, their policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

                   FZ-2 Franklin Zero Coupon Funds - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN ZERO COUPON FUND 2005
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    12.29%
93    22.21%
94    -9.57%
95    31.76%
96    -0.50%
97    11.37%
98    12.53%
99    -5.88%
00    12.56%
01     8.93%

Best
Quarter:
Q2 '95
11.93%

Worst
Quarter:
Q1 '94
-8.15%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 Year 5 Years 10 Years
               --------------------------------------------------
               Franklin Zero Coupon Fund,
                2005 - Class 1/1/         8.93%   7.66%   8.93%
               Merrill Lynch 5-year Zero
                Coupon Bond Index/2/      8.37%   7.71%   7.35%

1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Merrill Lynch Zero Coupon Index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                   FZ-3 Franklin Zero Coupon Funds - Class 1

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN ZERO COUPON FUND 2010
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92     12.50%
93     25.47%
94    -10.97%
95     42.79%
96     -2.69%
97     16.57%
98     14.45%
99    -12.24%
00     18.72%
01      5.62%

Best
Quarter:
Q2 '95
16.03%

Worst
Quarter:
Q1 '96
-10.09%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 Year 5 Years 10 Years
              ---------------------------------------------------
              Franklin Zero Coupon Fund -
               2010 Class 1/1/            5.62%   7.98%   9.87%
              Merrill Lynch 10-year Zero
               Coupon Bond Index/2/       3.50%   8.58%   8.96%

1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Merrill Lynch Zero Coupon Index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                   FZ-4 Franklin Zero Coupon Funds - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN ZERO COUPON FUNDS - CLASS 1: MATURING IN DECEMBER 2005, 2010

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables and the examples do not include any fees or sales charges imposed by the variable insurance contract for which the Funds are an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                         Franklin Zero Franklin Zero
                                            Coupon        Coupon
           Class 1                        Fund, 2005    Fund, 2010
           ---------------------------------------------------------
           Maximum sales charge (load)
            imposed on purchases             0.00%         0.00%
           Maximum deferred sales charge
            (load)                           0.00%         0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


                                                Franklin    Franklin
                                               Zero Coupon Zero Coupon
          Class 1                              Fund, 2005  Fund, 2010
          ------------------------------------------------------------
          Management fees/1/                      0.63%       0.63%
          Other expenses                          0.05%       0.05%
                                               -----------------------
          Total annual Fund operating expenses    0.68%       0.68%
                                               -----------------------


1. The Funds' administration fees are paid indirectly through the management fees.

EXAMPLE

This example can help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume:

..  You invest $10,000 for the periods shown;

..  Each investment has a 5% return each year; and

..  Each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              Franklin Zero Coupon
               Fund 2005 - Class 1  $69    $218    $379     $847
              Franklin Zero Coupon
               Fund 2010 - Class 1  $69    $218    $379     $847


        ------------------------------------------------------------------------



                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Funds' investment manager.



MANAGEMENT TEAM  The team responsible for the Funds' management is:



Roger Bayston, CFA                 Mr. Bayston has been a manager of the Funds since 1999, and has been
SENIOR VICE PRESIDENT, ADVISERS    with Franklin Templeton Investments since 1991.

Jack Lemein                        Mr. Lemein has been a manager of the Funds since their inception in
EXECUTIVE VICE PRESIDENT, ADVISERS 1989, and has more than 30 years' experience in the securities industry.

Kent C. Burns, CFA                 Mr. Burns has been a manager of the Funds since March 2002, and has
PORTFOLIO MANAGER, ADVISERS        been with Franklin Templeton Investments since 1994.

Douglas R. Magowan                 Mr. Magowan has been a manager of the Funds since March 2002, and
PORTFOLIO MANAGER, ADVISERS        has been with Franklin Templeton Investments since 1993.



Each Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, each Fund paid 0.63% of its average daily net assets to Advisers for its services.


                   FZ-5 Franklin Zero Coupon Funds - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The following financial highlights tables provide further details to help you understand the financial performance of Class 1 shares for the past five years or since each Fund's inception. The tables show certain information on a single Fund share basis (per share performance). They also show some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Funds' Annual Report (available upon request).


Franklin Zero Coupon Fund, 2005 - Class 1                      Year ended December 31,
-----------------------------------------------------------------------------------------------
                                                        2001    2000    1999    1998    1997
                                                       ------  ------  ------  ------  ------
Per share data ($)
Net asset value, beginning of year                      15.88   14.51   17.74   17.05   16.35
                                                       ------  ------  ------  ------  ------
  Net investment income/1/                                .94     .93     .98    1.01    1.14
  Net realized and unrealized gains (losses)              .42     .84   (2.01)   1.03     .63
                                                       ------  ------  ------  ------  ------
Total from investment operations                         1.36    1.77   (1.03)   2.04    1.77
                                                       ------  ------  ------  ------  ------
  Distributions from net investment income              (1.04)   (.01)  (2.10)  (1.10)  (1.06)
  Distributions from net realized gains                  (.18)   (.39)   (.10)   (.25)   (.01)
                                                       ------  ------  ------  ------  ------
Total distributions                                     (1.22)   (.40)  (2.20)  (1.35)  (1.07)
                                                       ------  ------  ------  ------  ------
Net asset value, end of year                            16.02   15.88   14.51   17.74   17.05
                                                       ------  ------  ------  ------  ------
Total return (%)/2/                                      8.93   12.56   (5.88)  12.53   11.37

Ratios/supplemental data
Net assets, end of year, ($ x 1,000)                   60,233  62,288  65,895  84,487  77,296
Ratios to average net assets: (%)
  Expenses                                                .68     .66     .65     .40     .40
  Expenses excluding waiver and payments by affiliate     .68     .66     .65     .66     .65
  Net investment income                                  5.87    6.27    5.93    5.82    6.16
Portfolio turnover rate (%)                              2.02   32.88   15.87    3.87    4.52

1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

                   FZ-6 Franklin Zero Coupon Funds - Class 1

Franklin Zero Coupon Fund, 2010 - Class 1                      Year ended December 31,
-----------------------------------------------------------------------------------------------
                                                        2001    2000    1999    1998    1997
                                                       ------  ------  ------  ------  ------
Per share data ($)
Net asset value, beginning of year                      16.50   14.15   19.05   17.83   16.29
                                                       ------  ------  ------  ------  ------
  Net investment income/1/                                .92     .94     .99    1.09    1.02
  Net realized and unrealized gains (losses)             (.06)   1.67   (3.24)   1.39    1.54
                                                       ------  ------  ------  ------  ------
Total from investment operations                          .86    2.61   (2.25)   2.48    2.56
                                                       ------  ------  ------  ------  ------
  Distributions from net investment income              (1.21)   (.02)  (2.14)  (1.11)  (1.01)
  Distributions from net realized gains                  (.82)   (.24)   (.51)   (.15)   (.01)
                                                       ------  ------  ------  ------  ------
Total distributions                                     (2.03)   (.26)  (2.65)  (1.26)  (1.02)
                                                       ------  ------  ------  ------  ------
Net asset value, end of year                            15.33   16.50   14.15   19.05   17.83
                                                       ------  ------  ------  ------  ------
Total return (%)/2/                                      5.62   18.72  (12.24)  14.45   16.57

Ratios/supplemental data
Net assets, end of year ($ x 1,000)                    51,002  56,720  66,049  93,515  85,515
Ratios to average net assets: (%)
  Expenses                                                .68     .65     .65     .40     .40
  Expenses excluding waiver and payments by affiliate     .68     .65     .65     .66     .65
  Net investment income                                  5.73    6.28    5.83    5.55    6.21
Portfolio turnover rate (%)                             23.68   34.39   19.30   15.92   12.20

1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

                   FZ-7 Franklin Zero Coupon Funds - Class 1

        Mutual Discovery Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is capital appreciation.



MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).
Following this value-oriented strategy, the Fund primarily invests in:

..  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

.. Restructuring Companies. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers.

.. Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.


           In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums governing the size of the companies in which it may invest. However, the Fund invests primarily in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a significant portion of its assets in small capitalization companies.


Under normal market conditions, the Fund invests primarily in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund may invest 50% or more of its total assets in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund generally seeks to hedge (protect) against currency risks largely using forward foreign currency exchange contracts (Hedging Instruments), where available, and when, in the manager's opinion, it would be advantageous to the Fund to do so.

The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund also may purchase trade claims and other similar direct obligations or claims against a company in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or service to the company.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


--------------------------------------------------------------------------------
The Fund invests primarily in common stocks of U.S. and foreign companies the manager believes are undervalued.

                MD-1 Mutual Discovery Securities Fund - Class 1

TEMPORARY INVESTMENTS The manager may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in short-term, highly liquid money market instruments, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

VALUE STYLE INVESTING Value security prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may decline even further.

           The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered "cheap" in the manager's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

RESTRUCTURING AND DISTRESSED COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the Fund invests will be completed on the terms contemplated, and will therefore, benefit the Fund. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default, or close to default and may become worthless.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund's investments are issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings to the extent such risks are not successfully hedged. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.



--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                MD-2 Mutual Discovery Securities Fund - Class 1

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.


Limited markets. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.


SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.


CREDIT  An issuer may be unable to make interest payments or repay principal.


Lower-rated and unrated debt securities, including indebtedness and participations. Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the issuer's operations and to rating changes, and in the case of companies, typically rise and fall in response to factors that affect their stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The Fund may lose its entire investment in defaulted bonds.


HEDGING INSTRUMENTS Hedging instruments used by this Fund are considered derivative investments which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.

ILLIQUID SECURITIES The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

                MD-3 Mutual Discovery Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

MUTUAL DISCOVERY SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
97    19.37%
98    -5.00%
99    23.76%
00    10.45%
01     0.39%

Best
Quarter:
Q4 '99
14.51%

Worst
Quarter:
Q3 '98
-20.97%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                     1 Year  5 Years 11/08/96
                 ---------------------------------------------
                 Mutual Discovery
                  Securities Fund -
                  Class 1/1/           0.39%  9.25%    9.40%
                 S&P 500 Index/2/    -11.88% 10.70%   11.12%
                 MSCI World Index/2/ -16.52%  5.74%    6.07%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Morgan Stanley Capital International (MSCI) World Index measures the equity securities in the developed markets globally. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                MD-4 Mutual Discovery Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


MUTUAL DISCOVERY SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees                       0.80%
                  Other expenses                        0.22%
                                                        -----
                  Total annual Fund operating expenses  1.02%
                                                        -----

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $104   $325    $563    $1,248


        ------------------------------------------------------------------------



                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



David J. Winters, CFA                 Mr. Winters has been a manager of the Fund since 1998, and has been with
PRESIDENT,CHIEF EXECUTIVE OFFICER AND Franklin Templeton Investments since 1996. Before November 1996, Mr.
CHIEF INVESTMENT OFFICER, FRANKLIN    Winters was employed as a research analyst for Heine Securities
MUTUAL                                Corporation, the predecessor of Franklin Mutual.

Timothy Rankin, CFA                   Mr. Rankin has been an assistant portfolio manager of the Fund since May
ASSISTANT PORTFOLIO MANAGER,          2001, and has been with Franklin Templeton Investments since 1997.
FRANKLIN MUTUAL                       Before August 1997, Mr. Rankin was a research analyst and portfolio manager for Glickenhaus & Co.



The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.


                MD-5 Mutual Discovery Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS





The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

Class 1                                                 Year ended December 31,
-------------------------------------------------------------------------------------------
                                               2001    2000/1/   1999     1998     1997
                                              -------------------------------------------
Per share data ($)
Net asset value, beginning of year              14.55    13.57    11.29    12.17    10.21
                                              -------------------------------------------
  Net investment income/1/                        .24      .26      .17      .20      .13
  Net realized and unrealized gains (losses)     (.08)    1.14     2.48     (.76)    1.84
                                              -------------------------------------------
Total from investment operations                  .16     1.40     2.65     (.56)    1.97
                                              -------------------------------------------
  Distributions from net investment income       (.30)    (.42)    (.37)    (.17)    (.01)
  Distributions from net realized gains         (1.85)      --       --     (.15)      --
                                              -------------------------------------------
Total distributions                             (2.15)    (.42)    (.37)    (.32)    (.01)
                                              -------------------------------------------
Net asset value, end of year                    12.56    14.55    13.57    11.29    12.17
                                              -------------------------------------------
Total return (%)/2/                               .39    10.45    23.76    (5.00)   19.25

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           164,527  191,051  202,777  224,656  198,653
Ratios to average net assets: (%)
  Expenses                                    1.02/3/  1.02/3/  1.01/3/  1.01/3/     1.06
  Net investment income                          1.76     1.80     1.42     1.94     1.19
Portfolio turnover rate (%)                     64.58    74.77   104.69    93.99    55.93

1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. Excluding dividend expense on securities sold short, the ratio of expenses to average net assets would have been 1.00%, 0.98%, 0.99% and 1.00% for the years ended December 31, 2001, 2000,1999 and 1998, respectively.

                MD-6 Mutual Discovery Securities Fund - Class 1

        Mutual Shares Securities Fund

[LOGO] Goals and Strategies

GOALS The Fund's principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in:

..  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

.. Restructuring Companies. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

.. Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

           In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums governing the size of the companies in which it may invest. However, the Fund invests primarily in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a significant portion of its assets in small capitalization companies.

Under normal market conditions the Fund invests primarily in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.



While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation rather than to seek income.

The Fund also may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The Fund currently intends to invest up to approximately 25% of its total assets in foreign investments. The Fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, (Hedging Instruments), where available, and when, in the manager's opinion, it would be advantageous to the Fund to do so.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and

--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of U.S. companies the manager believes are undervalued.


                 MS-1 Mutual Shares Securities Fund - Class 1 there are no set criteria as to specific value parameters, asset size, earnings or industry type.

TEMPORARY INVESTMENTS The manager may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in short-term, highly liquid money market instruments, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.
The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

           VALUE STYLE INVESTING Value security prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may decline even further.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered "cheap" in the manager's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

RESTRUCTURING AND DISTRESSED COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the Fund invests will be completed on the terms contemplated and will therefore, benefit the Fund. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default or close to default and may become worthless.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings to the extent such risks are not successfully hedged. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                 MS-2 Mutual Shares Securities Fund - Class 1 adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.


CREDIT  An issuer may be unable to make interest payments or repay principal.

Lower-rated and unrated debt securities, including indebtedness and participations. Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The Fund may lose its entire investment in defaulted bonds.

HEDGING INSTRUMENTS Hedging Instruments used by this Fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

ILLIQUID SECURITIES The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

                 MS-3 Mutual Shares Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

MUTUAL SHARES SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
97    17.73%
98     0.09%
99    13.40%
00    13.62%
01     7.31%

Best
Quarter:
Q4 '98
12.94%

Worst
Quarter:
Q3 '98
-17.65%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                     1 Year  5 Years 11/08/96
                  --------------------------------------------
                  Mutual Shares
                   Securities Fund -
                   Class 1/1/          7.31% 10.25%   10.69%
                  S&P 500 Index/2/   -11.88% 10.70%   11.12%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES

MUTUAL SHARES SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees                       0.60%
                  Other expenses                        0.19%
                                                        -----
                  Total annual Fund operating expenses  0.79%
                                                        -----

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $81    $252    $439     $978

                 MS-4 Mutual Shares Securities Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



David J. Winters, CFA                  Mr. Winters has been a manager of the Fund since August 2001, and has
PRESIDENT, CHIEF EXECUTIVE OFFICER AND been with Franklin Templeton Investments since 1996. Before November
CHIEF INVESTMENT OFFICER,              1996, Mr. Winters was employed as a research analyst for Heine Securities
FRANKLIN MUTUAL                        Corporation, the predecessor of Franklin Mutual.

Timothy Rankin, CFA                    Mr. Rankin has been an assistant portfolio manager of the Fund since
ASSISTANT PORTFOLIO MANAGER,           August 2001, and has been with Franklin Templeton Investments since
FRANKLIN MUTUAL                        1997. Before August 1997, Mr. Rankin was a research analyst and portfolio manager for Glickenhaus & Co.

Debbie Turner, CFA                     Ms. Turner has been an assistant portfolio manager of the Fund since
ASSISTANT PORTFOLIO MANAGER,           August 2001, and has been with Franklin Templeton Investments since
FRANKLIN MUTUAL                        June 1993.



The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.




                 MS-5 Mutual Shares Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS





The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

Class 1                                                     Year ended December 31,
---------------------------------------------------------------------------------------------------
                                                2001      2000/1/    1999       1998       1997
                                              -------    -------    -------    -------    -------
Per share data ($)
Net asset value, beginning of year              14.24      13.23      11.96      12.18      10.35
                                              -------    -------    -------    -------    -------
  Net investment income/1/                        .21        .30        .20        .28        .13
  Net realized and unrealized gains (losses)      .86       1.42       1.41       (.25)      1.71
                                              -------    -------    -------    -------    -------
Total from investment operations                 1.07       1.72       1.61        .03       1.84
                                              -------    -------    -------    -------    -------
  Distributions from net investment income       (.29)      (.38)      (.34)      (.13)      (.01)
  Distribution from net realized gains           (.94)      (.33)        --       (.12)        --
                                              -------    -------    -------    -------    -------
Total distributions                             (1.23)      (.71)      (.34)      (.25)      (.01)
Net asset value, end of year                    14.08      14.24      13.23      11.96      12.18
                                              -------    -------    -------    -------    -------
Total return (%)/2/                              7.31      13.62      13.40        .09      17.73

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           399,336    407,063    448,278    482,444    387,787
Ratios to average net assets: (%)
  Expenses                                        .79/3/     .80/3/     .79/3/     .79/3/     .80
  Net investment income                          1.42       2.23       1.59       2.60       2.10
Portfolio turnover rate (%)                     54.73      66.67      80.02      70.19      49.01

1. Based on average shares outstanding effective year ended December 31, 1999.

2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. Excluding dividend expense on securities sold short, the ratios of expenses to average net assets would have been .78%, .77%, .77% and .77% for the years ended December 31, 2001, 2000, 1999 and 1998, respectively.

                 MS-6 Mutual Shares Securities Fund - Class 1

        Templeton Developing Markets Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is long-term capital appreciation.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy.


Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets, in emerging market countries.

           Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3%
of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The manager generally seeks to diversify across both countries and sectors, but may sometimes have significant investments in one or more countries and/or sectors, in part because in some countries particular sectors dominate. Emerging market equity securities and emerging market countries are more fully described in the SAI.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of developed market countries. The Fund may also use various derivative strategies to a minor extent, although it does not currently anticipate doing so; any such use would be limited to less than 5% of the Fund's net assets.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the Fund's manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term (typically 5 years) earnings, asset value, cash flow, and balance sheet. A company's historical value measures, including price/earnings ratio, book value, profit margins and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS   When the manager believes market or economic conditions
are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this
Fund) or short-term, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.
        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS

The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as


--------------------------------------------------------------------------------
The Fund invests primarily in equity securities of companies located in, or that have their principal activities in, emerging market countries.

          TD-1 Templeton Developing Markets Securities Fund - Class 1 anticipated by the manager and may even decline further.

           FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.

Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the Euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.

Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.

Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

..  Political and social uncertainty

..  Currency exchange rate volatility

..  Pervasiveness of corruption and crime

..  Delays in settling portfolio transactions

..  Risk of loss arising out of systems of share registration and custody

.. Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

.. Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.

.. Currency and capital controls and restrictions (which may have an adverse affect on the value of the securities of companies that trade or operate in emerging market countries)

..  Greater sensitivity to interest rate changes

INTEREST RATE Rate changes can be sudden and unpredictable and may have an effect on the countries and companies in which the Fund normally invests. Similarly, emerging market economies may be especially sensitive to interest rate changes.

DERIVATIVE SECURITIES Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

          TD-2 Templeton Developing Markets Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
97   -29.22%
98   -20.94%
99    53.84%
00   -31.76%
01    -8.08%

Best
Quarter:
Q2 '99
32.42%

Worst
Quarter:
Q4 '97
-30.58%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                        Since
                                                      Inception
                                       1 Year 5 Years 03/04/96
                -----------------------------------------------
                Templeton Developing
                 Markets Securities
                 Fund - Class 1/1/     -8.08% -11.59%  -10.94%
                MSCI Emerging
                 Markets Free Index/2/ -2.37%  -5.74%   -4.86%
                S&P/IFC Investable
                 Composite Index/2/     1.77%  -5.05%   -3.85%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Developing Markets Fund.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted equity index of equity securities in emerging markets globally. The S&P/International Finance Corporation's (IFC) Investable Composite Index is an emerging markets index that is weighted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


          TD-3 Templeton Developing Markets Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees                       1.25%
                  Other expenses                        0.32%
                                                        -----
                  Total annual Fund operating expenses  1.57%
                                                        -----

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $160   $496    $855    $1,867



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT




Templeton Asset Management Ltd. (TAML), 2 Exchange Square, Hong Kong, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Dr. J. Mark Mobius      Dr. Mobius has been a manager of the Fund since its inception in 1994,
MANAGING DIRECTOR, TAML and has been with Franklin Templeton Investments since 1987.
Tom Wu                  Mr. Wu has been a manager of the Fund since its inception in 1994, and
DIRECTOR, TAML          has been with Franklin Templeton Investments since 1987.
H. Allan Lam            Mr. Lam has been a manager of the Fund since its inception in 1994, and
PORTFOLIO MANAGER, TAML has been with Franklin Templeton Investments since 1987.
Eddie Chow              Mr. Chow has been a manager of the Fund since 1996, and has been with
PORTFOLIO MANAGER, TAML Franklin Templeton Investments since 1994.
Dennis Lim              Mr. Lim has been a manager of the Fund since 1996, and has been with
VICE PRESIDENT, TAML    Franklin Templeton Investments since 1990.
Tek-Khoan Ong           Mr. Ong has been a manager of the Fund since 1996, and has been with
PORTFOLIO MANAGER, TAML Franklin Templeton Investments since 1993.



The Fund pays TAML a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 1.25% of its average daily net assets to TAML for its services.


          TD-4 Templeton Developing Markets Securities Fund - Class 1

                                    [GRAPHIC]

                              Financial Highlights/1/


The financial highlights table provides further details to help you understand the financial performance of

Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal years ended December 31, 1999, 2000 and 2001, and by other auditors for the fiscal years before 1999. PWC's report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                 Year ended December 31,
-------------------------------------------------------------------------------------------
                                               2001     2000     1999     1998     1997
                                              -------  -------  -------  -------  -------
Per share data ($)
Net asset value, beginning of year               5.25     7.77     5.13     6.63     9.43
                                              -------  -------  -------  -------  -------
  Net investment income/2/                        .08      .07      .05      .07      .09
  Net realized and unrealized gains (losses)     (.50)   (2.52)    2.67    (1.42)   (2.82)
                                              -------  -------  -------  -------  -------
Total from investment operations                 (.42)   (2.45)    2.72    (1.35)   (2.73)
                                              -------  -------  -------  -------  -------
  Distributions from net investment income       (.05)    (.07)    (.08)    (.09)    (.04)
  Distributions from net realized gains            --       --       --     (.06)    (.03)
                                              -------  -------  -------  -------  -------
Total distributions                              (.05)    (.07)    (.08)    (.15)    (.07)
                                              -------  -------  -------  -------  -------
Net asset value, end of year                     4.78     5.25     7.77     5.13     6.63
                                              -------  -------  -------  -------  -------
Total return (%)/3/                             (8.08)  (31.76)   53.84   (20.94)  (29.22)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)           240,289  301,645  297,605  180,684  163,459
Ratios to average net assets: (%)
  Expenses                                       1.57     1.56     1.50     1.66     1.58
  Net investment income                          1.64     1.13      .82     1.67     1.63
Portfolio turnover rate (%)                     78.29    89.48    60.27    23.22    23.82

1. Financial highlights for periods prior to the May 1, 2000 merger reflect historical financial information of Templeton Developing
Markets Fund.
2. Based on average shares outstanding effective year ended December 31, 1999.
3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

          TD-5 Templeton Developing Markets Securities Fund - Class 1

        Templeton Foreign Securities Fund
        (formerly Templeton International Securities Fund)

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is long- term capital growth.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. While there are no set percentage targets, the Fund generally invests in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.


An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           The Fund may from time to time have significant investments in one or more countries or in particular sectors such as financial services.

           The Fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in equity securities of foreign companies.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio

               TF-1 Templeton Foreign Securities Fund - Class 1 holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


           Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of

assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.

Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.

Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

DERIVATIVE SECURITIES The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

               TF-2 Templeton Foreign Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

TEMPLETON FOREIGN SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
93    47.28%
94    -2.22%
95    15.78%
96    24.04%
97    13.95%
98     9.33%
99    23.61%
00    -2.19%
01   -15.75%

Best
Quarter:
Q4 '93
19.53%

Worst
Quarter:
Q3 '98
-16.54%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                     1 Year  5 Years 05/01/92
                  --------------------------------------------
                  Templeton Foreign
                   Securities Fund -
                   Class 1/1/        -15.75%  4.88%    9.78%
                  MSCI EAFE Index/2/ -21.21%  1.17%    1.10%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the May 1, 2000 merger reflects the historical performance of Templeton International Fund.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index tracks the performance of equity securities in the developed markets in Europe, Australasia and the Far East. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

               TF-3 Templeton Foreign Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON FOREIGN SECURITIES FUND -
CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                 ---------------------------------------------
                 Management fees                        0.69%
                 Other expenses                         0.22%
                                                       ------
                 Total annual Fund operating expenses   0.91%
                                                       ------
                 Management fee reduction/1/           (0.01%)
                                                       ------
                 Net annual Fund operating expenses/1/  0.90%
                                                       ------

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $92    $287    $498    $1,108



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT




Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



Peter A. Nori, CFA            Mr. Nori has been a manager of the Fund since 1999, and has been with
EXECUTIVE VICE PRESIDENT, TIC Franklin Templeton Investments since 1987.
Mark R. Beveridge, CFA        Mr. Beveridge has been a manager of the Fund since 1994, and has been
EXECUTIVE VICE PRESIDENT, TIC with Franklin Templeton Investments since 1985.



The Fund pays TIC a fee for managing the Fund's assets. For fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.69% of the Fund's average daily net assets. Under an agreement by TIC to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.68% of its average daily net assets to TIC for its services. This reduction is required by the Board and an SEC order.


               TF-4 Templeton Foreign Securities Fund - Class 1

                                    [GRAPHIC]

                              Financial Highlights/1/


The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal year ended December 31, 1999, 2000 and 2001, and by other auditors for the fiscal years before 1999. PWC's report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                  Year ended December 31,
---------------------------------------------------------------------------------------------
                                               2001     2000      1999      1998     1997
                                              ----------------------------------------------
Per share data ($)
Net asset value, beginning of year              18.78    22.25      20.69    20.18    18.40
                                              -------  -------  ---------  -------  -------
  Net investment income/2/                        .23      .40        .33      .60      .49
  Net realized and unrealized gains (losses)    (5.23)    (.95)      3.78     1.29     2.01
                                              -------  -------  ---------  -------  -------
Total from investment operations                (5.00)    (.55)      4.11     1.89     2.50
                                              -------  -------  ---------  -------  -------
  Distributions from net investment income       (.26)    (.43)      (.57)    (.49)    (.51)
  Distributions from net realized gains         (1.67)   (2.49)     (1.98)    (.89)    (.21)
                                              -------  -------  ---------  -------  -------
Total distributions                             (1.93)   (2.92)     (2.55)   (1.38)    (.72)
                                              -------  -------  ---------  -------  -------
Net asset value, end of year                    11.85    18.78      22.25    20.69    20.18
                                              -------  -------  ---------  -------  -------
Total return (%)/3/                            (15.75)   (2.19)     23.61     9.33    13.95

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           565,220  776,495  1,056,798  980,470  938,410
Ratios to average net assets: (%)
  Expenses                                        .90      .87        .85      .86      .81
  Net investment income                          1.59     2.08       1.69     2.81     2.70
Portfolio turnover rate (%)                     20.00    32.81      30.04    29.56    16.63

1. Financial highlights for periods prior to the May 1, 2000 merger reflect historical financial information of Templeton International Fund.
2. Based on average shares outstanding effective year ended December 31, 1999.
3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

               TF-5 Templeton Foreign Securities Fund - Class 1

        Templeton Global Asset Allocation Fund
        (formerly Templeton Asset Strategy Fund)

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is high total return.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world. There are no minimum or maximum percentage targets for each asset class. Although historically the Fund has been invested predominantly in stocks, this may be less true in the future.


An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund's debt investments will focus on "investment grade" securities. These are securities rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or, if unrated, determined by the Fund's manager to be comparable. The Fund also may invest up to 30% of its net assets in high yield, lower-rated debt securities (junk bonds) and may invest up to 10% in debt securities that are in default at the time of purchase. These are securities that are rated B or lower, or if unrated, determined by the Fund's manager to be comparable. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the Fund may from time to time have significant investments in one or more countries, sectors or industries.

In choosing debt investments, the Fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. With respect to debt securities, the manager may also from time to time make use of forward currency exchange contracts (Hedging Instruments) for hedging purposes.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in common stocks and bonds of U.S. and foreign issuers.

            TGA-1 Templeton Global Asset Allocation Fund - Class 1

                                    [GRAPHIC]

                                   MAIN RISKS


The fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

           VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because borrowing costs go up and it may be more difficult for them to meet interest payments or to obtain credit to expand.


--------------------------------------------------------------------------------
Because the stocks and bonds the Fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

            TGA-2 Templeton Global Asset Allocation Fund - Class 1

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security value and, thus, impact Fund performance.


Lower-rated securities. Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.



The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by ratings agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.


DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS The performance of derivative investments, which includes Hedging Instruments, depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates. Derivatives used by the Fund involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the SAI.

            TGA-3 Templeton Global Asset Allocation Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

TEMPLETON GLOBAL ASSET ALLOCATION FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92       8.08%
93      26.12%
94      -2.96%
95      22.54%
96      18.87%
97      15.52%
98       6.41%
99      22.86%
00       0.29%
01      -9.72%

Best
Quarter:
Q4 '98
19.28%

Worst
Quarter:
Q3 '98
-18.27%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                       1 Year  5 Years 10 Years
                -----------------------------------------------
                Templeton Global Asset
                 Allocation Fund -
                 Class 1/1/             -9.72%  6.46%   10.17%
                MSCI AC World Free
                 Index/2/              -15.91%  5.18%    8.14%
                JP Morgan Global
                 Government Bond
                 Index/2/               -0.80%  2.42%    5.31%


Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the May 1, 1000 merger reflects the historical performance of Templeton Asset Allocation Fund.


2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index measures the performance of equity securities available to foreign (non-local) investors in the developed and emerging markets globally. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bonds in developed countries globally. Indexes included reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON GLOBAL ASSET ALLOCATION FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees                       0.61%
                  Other expenses                        0.20%
                                                        -----
                  Total annual Fund operating expenses  0.81%
                                                        -----

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $83    $259    $450    $1,002

            TGA-4 Templeton Global Asset Allocation Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT


Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.



Under an agreement with TIC, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's sub-advisor. A team from Advisers provides TIC with investment management advice and assistance with respect to the Fund's investments in debt securities.



MANAGEMENT TEAM The team responsible for managing the equity portion of the Fund is:



Gary Clemons                  Mr. Clemons has managed the equity portion of the Fund since 1995,
EXECUTIVE VICE PRESIDENT, TIC and has been with Franklin Templeton Investments since 1990.

Tucker Scott, CFA             Mr. Scott has managed the equity portion of the Fund since 1998, and
VICE PRESIDENT, TIC           has been with Franklin Templeton Investments since 1996.

Peter A. Nori, CFA            Mr. Nori has managed the equity portion of the Fund since 1996, and
EXECUTIVE VICE PRESIDENT, TIC has been with Franklin Templeton Investments since 1987.



The Fund pays TIC a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.61% of its average daily net assets to TIC for its services.


            TGA-5 Templeton Global Asset Allocation Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors, for the fiscal years ended December 31, 1999, 2000 and 2001, and by other auditors for the fiscal years before 1999. PWC's report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------
                                             2001        2000     1999     1998     1997
                                            -------     -------  -------  -------  -------
Per share data ($)
Net asset value, beginning of year            19.22       23.37    22.46    22.35    21.08
                                            -------     -------  -------  -------  -------
  Net investment income/2/                   .38/4/         .44      .44      .69      .67
  Net realized and unrealized gains           (2.16)/4/    (.45)    3.78      .75     2.44
                                            -------     -------  -------  -------  -------
Total from investment operations              (1.78)       (.01)    4.22     1.44     3.11
                                            -------     -------  -------  -------  -------
  Distributions from net investment income     (.26)       (.52)    (.50)    (.66)    (.63)
  Distributions from net realized gains       (1.67)      (3.62)   (2.81)    (.67)   (1.21)
                                            -------     -------  -------  -------  -------
Total distributions                           (1.93)      (4.14)   (3.31)   (1.33)   (1.84)
                                            -------     -------  -------  -------  -------
Net asset value, end of year                  15.51       19.22    23.37    22.46    22.35
                                            -------     -------  -------  -------  -------
Total return (%)/3/                           (9.72)        .29    22.86     6.41    15.52
Ratios/supplemental data
Net assets, end of year ($x 1,000)          501,074     628,244  671,549  692,163  735,568

Ratios to average net assets: (%)
  Expenses                                      .81         .81      .74      .78      .74
  Net investment income                        2.28/4/     2.20     2.06     2.88     3.32
Portfolio turnover rate (%)                   35.63       30.32    45.34    43.18    45.27


1. Financial highlights for periods prior to the May 1, 2000 merger reflect the historical information of Templeton Asset Allocation Fund.

2. Based on average shares outstanding effective year ended December 31, 1999.
3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

4. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.018, and a decrease in the ratio of net investment income to average net assets by .11% for the year ended December 31, 2001.


            TGA-6 Templeton Global Asset Allocation Fund - Class 1

        Templeton Global Income Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL The Fund's investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund focuses on "investment grade" debt securities. These are securities rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Services, Inc. or, if unrated, determined by the Fund's manager to be comparable. The Fund may also invest up to 30% of its net assets in high yield, lower-rated debt securities ("junk bonds"), including debt from emerging markets' governments or companies, and may invest up to 10% in debt securities that are in default at the time of purchase. These are securities that are rated at least B or lower, or if unrated, determined by the Fund's manager to be comparable.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. The average maturity of debt securities in the Fund's portfolio is medium-term (about 5 to 15 years) but will fluctuate depending on the manager's outlook on the country and future interest rate changes.

PORTFOLIO SELECTION The manager allocates the Fund's assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. In considering these factors, a country's changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies will be evaluated. The manager intends to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term nvestments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in bonds of governments located around the world.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund normally invests because they may find it difficult to meet interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.


FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio

            TGI-1 Templeton Global Income Securities Fund - Class 1 holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


           Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and

expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities. Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may be, or fall into default.


The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by rating agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.


HEDGING INSTRUMENTS Hedging instruments used by this Fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to


--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

            TGI-2 Templeton Global Income Securities Fund - Class 1 economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER The Fund's portfolio turnover may exceed 100% annually which may involve additional expenses to the Fund, including portfolio transactions costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


            TGI-3 Templeton Global Income Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

TEMPLETON GLOBAL INCOME SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92   -0.40%
93   16.68%
94   -4.99%
95   14.68%
96    9.64%
97    2.47%
98    7.08%
99   -5.79%
00    4.31%
01    2.55%

Best
Quarter:
Q3 '01
7.16%

Worst
Quarter:
Q3 '92
-4.84%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                         1 Year 5 Years 10 Years
                ------------------------------------------------
                Templeton Global Income
                 Securities - Class 1/1/  2.55%  2.03%   4.38%
                JP Morgan Global
                 Government Bond
                 Index/2/                -0.80%  2.42%   5.31%



Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in developed countries globally. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON GLOBAL INCOME SECURITIES FUND--CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.63%
                  Other expenses                        0.08%
                                                        -----
                  Total annual Fund operating expenses  0.71%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $73    $227    $395     $883

            TGI-4 Templeton Global Income Securities Fund - Class 1

                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager. A team from Advisers is responsible for the Fund's management.



The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.63% of its average daily net assets to Advisers for its services.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS






The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

Class 1                                            Year ended December 31,
--------------------------------------------------------------------------------------
                                          2001       2000    1999    1998     1997
                                         --------------------------------------------
Per share data ($)
Net asset value, beginning of year        11.53      11.07   12.87    12.97    13.61
                                         ------     ------  ------  -------  -------
  Net investment income/1/                  .59/3/     .68     .68     1.07     1.05
  Net realized and unrealized losses       (.32)/3/   (.20)  (1.42)    (.19)    (.73)
                                         ------     ------  ------  -------  -------
Total from investment operations            .27        .48    (.74)     .88      .32
                                         ------     ------  ------  -------  -------
Distributions from net investment income   (.41)      (.02)  (1.06)    (.98)    (.96)
                                         ------     ------  ------  -------  -------
Net asset value, end of year              11.39      11.53   11.07    12.87    12.97
                                         -------------------------------------------
Total return (%)/2/                        2.55       4.32   (5.79)    7.08     2.55

Ratios/supplemental data
Net assets, end of year, ($ x 1,000)     63,781     81,171  90,537  150,941  185,016
Ratios to average net assets: (%)
  Expenses                                  .71        .72     .65      .63      .62
  Net investment income                    5.22/3/    6.22    5.65     6.86     7.03
Portfolio turnover rate (%)              122.45      40.43   80.76    84.17   181.61

1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.059, and a decrease in the ratio of net investment income to average net assets by .53% for the year ended December 31, 2001.


            TGI-5 Templeton Global Income Securities Fund - Class 1

        Templeton Growth Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets .

While there are no set percentage targets, the Fund generally invests in medium to large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           The Fund may from time to time have significant investments in particular countries or in particular sectors such as financial services.

           In addition to its main investments, depending upon current market conditions, the Fund may invest up to 25% of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.
In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars.
With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in a globally diversified portfolio of common stocks.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.

STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

                TG-1 Templeton Growth Securities Fund - Class 1

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

           Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


           Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.

Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.

Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.

INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because borrowing costs go up and it may be more difficult for them to obtain credit to expand.

SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

SECURITIES LENDING The Fund's loans of portfolio securities may not exceed 30% of the value of the Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

DERIVATIVE SECURITIES The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                TG-2 Templeton Growth Securities Fund - Class 1

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

TEMPLETON GROWTH SECURITIES FUND
CLASS 1 ANNUAL TOTAL RETURNS/1/


Year
95      12.72%
96      21.28%
97      13.50%
98       8.98%
99      21.04%
00       1.74%
01      -0.98%

Best
Quarter:
Q4 '98
16.30%

Worst
Quarter
Q3 '98
-13.78
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                     1 Year  5 Years 03/15/94
                  --------------------------------------------
                  Templeton Growth
                   Securities Fund -
                   Class 1/1/         -0.98%  8.56%   10.16%
                  MSCI AC World Free
                   Index/2/          -15.91%  5.18%    7.67%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index measures the performance of equity securities available to foreign (non-local) investors in the developed and emerging markets globally. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                TG-3 Templeton Growth Securities Fund - Class 1

                                    [GRAPHIC]

                                FEES AND EXPENSES

TEMPLETON GROWTH SECURITIES FUND -
 CLASS 1

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 1
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 1
                  --------------------------------------------
                  Management fees/1/                    0.80%
                  Other expenses                        0.05%
                                                        -----
                  Total annual Fund operating expenses  0.85%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 1  $87    $271    $471    $1,049


        ------------------------------------------------------------------------



                                    [GRAPHIC]

                                   MANAGEMENT


Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager.



Under an agreement with TGAL, Templeton Asset Management Limited (TAML), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund's sub-advisor. TAML provides TGAL with investment management advice and assistance.



MANAGEMENT TEAM  The team responsible for the Fund's management is:



John Crone                                    Mr. Crone has been a manager of the Fund since October 2001,
VICE PRESIDENT, TGAL, PORTFOLIO MANAGER, TAML and has been with Franklin Templeton Investments since 1995.

Dale Winner, CFA                              Mr. Winner has been a manager of the Fund since January 2001,
VICE PRESIDENT, TGAL                          and has been with Franklin Templeton Investments since 1995.

Murdo Murchison, CFA                          Mr. Murchison has been a manager of the Fund since January
SENIOR VICE PRESIDENT, TGAL                   2001, and has been with Franklin Templeton Investments since
                                              1993.



The Fund pays TGAL a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.80% of its average daily net assets to TGAL for its services.


                TG-4 Templeton Growth Securities Fund - Class 1

                                    [GRAPHIC]

                             FINANCIAL HIGHLIGHTS





The financial highlights table provides further details to help you understand the financial performance of Class 1 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 1                                                  Year ended December 31,
---------------------------------------------------------------------------------------------
                                               2001      2000      1999     1998     1997
                                              ----------------------------------------------
Per share data ($)
Net asset value, beginning of year              13.76      15.63    14.77    15.34    13.80
                                              ----------------------------------------------
  Net investment income/1/                        .26        .30      .28      .35      .33
  Net realized and unrealized gains (losses)     (.36)      (.15)    2.66      .98     1.53
                                              ----------------------------------------------
Total from investment operations                 (.10)       .15     2.94     1.33     1.86
                                              ----------------------------------------------
  Distributions from net investment income       (.28)      (.27)    (.36)    (.41)    (.24)
  Distributions from net realized gains         (2.29)     (1.75)   (1.72)   (1.49)    (.08)
                                              ----------------------------------------------
Total distributions                             (2.57)     (2.02)   (2.08)   (1.90)    (.32)
                                              ----------------------------------------------
Net asset value, end of year                    11.09      13.76    15.63    14.77    15.34
                                              ----------------------------------------------
Total return (%)/2/                              (.98)      1.74    21.04     8.98    13.50

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           966,725  1,163,637  708,310  747,080  758,445
Ratios to average net assets: (%)
  Expenses                                        .85        .88      .88      .88      .88
  Net investment income                          2.13       2.18     1.87     2.27     2.49
Portfolio turnover rate (%)                     31.05      69.67    46.54    32.30    24.81

1. Based on average shares outstanding effective year ended December 31, 1999.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

                TG-5 Templeton Growth Securities Fund - Class 1

        Additional Information, All Funds

                                    [GRAPHIC]

                             DISTRIBUTION AND TAXES


INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund will declare as dividends substantially all of its net investment income. Except for the Franklin Money Market Fund, each Fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Franklin Money Market Fund declares a dividend each day the Fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Fund's net income.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

            1 Franklin Templeton Variable Insurance Products Trust

        Fund Account Information

                                    [GRAPHIC]

                                  BUYING SHARES


Shares of each Fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts, and for qualified pension and retirement plans. The Trusts' Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.



Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the Fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                 SELLING SHARES

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                EXCHANGING SHARES

Contract owners may exchange shares of any one class or Fund for shares of other classes or Funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.


Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see "Market Timers" below).



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                              FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Funds' assets are generally valued at their market value, except that the Franklin Money Market Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.


STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company contract owners will receive the Funds' financial reports every six months from their insurance company.


If there is a dealer or other investment representative of record on the account, he or she will also receive

            2 Franklin Templeton Variable Insurance Products Trust confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.


MARKET TIMERS Market timing--short-term or excessive trading--or other abusive trading practices may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Funds may restrict or refuse investments by market timers. The following Funds currently do not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Franklin Technology Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund.


As of July 1, 2002, the Templeton Global Income Securities Fund also will not allow investments by market timers.


You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

..  Each Fund may refuse any order to buy shares.

..  At any time, the Funds may establish or change investment minimums.

.. The Funds may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

.. You may only buy shares of the Funds eligible for sale in your state or jurisdiction.

.. In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

.. To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the Fund promptly.


SHARE CLASSES  Each Fund generally has two classes of shares, Class 1 and Class
2. Each class is identical except that Class 2 has a distribution plan or "rule 12b-1" plan which is described in prospectuses offering Class 2 shares.





        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                    QUESTIONS

More detailed information about the Trust and the Funds' account policies can be found in the Funds' Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

            3 Franklin Templeton Variable Insurance Products Trust

For More Information

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, Fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin(R) Templeton(R) Investments
1-800/321-8563

You also can obtain information about the Funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

                                                          Prospectus

                                                          Franklin Templeton
                                                          Variable Insurance
                                                          Products Trust

                                                          Class 2 Shares




                                    [GRAPHIC]

FRANKLIN TEMPLETON
INVESTMENTS

               As with all fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------


              May 1, 2002
              ------------------------------------------------------------------

--------------------------------------------------------------------------------

Information about each Fund
you should know before
investing

Contents

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST


                    i Overview

                      Individual Fund Descriptions

                 FA-1 Franklin Aggressive Growth
                      Securities Fund

                FGC-1 Franklin Global Communications
                      Securities Fund

                FGI-1 Franklin Growth and Income
                      Securities Fund

                 FH-1 Franklin High Income Fund

                 FI-1 Franklin Income Securities Fund

                 FL-1 Franklin Large Cap Growth
                      Securities Fund

                 FM-1 Franklin Money Market Fund

                FRE-1 Franklin Real Estate Fund

                FRD-1 Franklin Rising Dividends
                      Securities Fund

                FSP-1 Franklin S&P 500 Index Fund

                FSC-1 Franklin Small Cap Fund

                FSV-1 Franklin Small Cap Value
                      Securities Fund
                      (formerly Franklin Value Securities Fund)

                FSI-1 Franklin Strategic Income
                      Securities Fund

                 FT-1 Franklin Technology
                      Securities Fund

                FUS-1 Franklin U.S. Government Fund

                 FZ-1 Franklin Zero Coupon Funds --maturing
                      in December--2005, 2010

                 MD-1 Mutual Discovery Securities Fund

                 MS-1 Mutual Shares Securities Fund

                 TD-1 Templeton Developing Markets
                      Securities Fund

--------------------------------------------------------------------------------

Information about Fund
account transactions
and services

--------------------------------------------------------------------------------


Where to learn more about each Fund




Master Class 2



                  TF-1 Templeton Foreign Securities Fund
                       (formerly Templeton International
                       Securities Fund)

                 TGA-1 Templeton Global Asset Allocation Fund
                       (formerly Templeton Asset Strategy Fund)

                 TGI-1 Templeton Global Income Securities Fund

                  TG-1 Templeton Growth Securities Fund

                       Additional Information, All Funds

                     1 Distributions and Taxes


FUND ACCOUNT INFORMATION


                           2   Buying Shares

                           2   Selling Shares

                           2   Exchanging Shares

                           2   Fund Account Policies

                           3   Questions



FOR MORE INFORMATION


         Back Cover

        Franklin Templeton

        Variable Insurance Products Trust

                                    [GRAPHIC]

                                    OVERVIEW


Franklin Templeton Variable Insurance Products Trust (the Trust) currently consists of twenty-four (24) separate series (the Fund or Funds), offering a wide variety of investment choices. Each Fund generally has two classes of shares, Class 1 and Class 2. The Funds are generally only available as investment options in variable annuity or variable life insurance contracts. As not all Funds and classes are available under your contract, please consult the accompanying contract prospectus to find out which Funds and classes are available to you.

INVESTMENT CONSIDERATIONS

.. Each Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

.. No single Fund can be a complete investment program; consider diversifying your Fund choices.

.. You should evaluate each Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine which Funds are right for you.

RISKS

..  There can be no assurance that any Fund will achieve its investment goal.

.. Because you could lose money by investing in a Fund, take the time to read each Fund description and consider all risks before investing.

.. All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.

.. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

                  More detailed information about each Fund,
                  its investment policies, and its particular
                risks can be found in the Trust's Statement of
                         Additional Information (SAI).

MANAGEMENT

The Funds' investment managers and their affiliates manage over $266 billion in assets, as of February 28, 2002. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

        Franklin Aggressive Growth Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is
capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           The Fund may invest in companies of any size, and may invest a substantial portion of its assets in smaller companies. When suitable opportunities are available, the Fund also may invest in initial public offerings of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings.

Although the Fund seeks investments across a large number of sectors, because the Fund looks for companies that the manager believes have exceptional growth potential, it may, at times, invest substantially in the companies within one sector. For that reason, the Fund expects to have substantial positions in the technology sector (including electronic technology, technology services and health technology).

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing an aggressive growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages such as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

--------------------------------------------------------------------------------

The Fund invests primarily in the common stocks of U.S. aggressive growth companies.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks. Because the Fund's manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.


SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FA-1 Franklin Aggressive Growth Securities Fund - Class 2 may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.


For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

SECTOR FOCUS By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.


Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments, which may make a company's products or services obsolete in a short period of time.


PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

           FA-2 Franklin Aggressive Growth Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
01    -22.81%

Best
Quarter:
Q4 '01
33.87%

Worst
Quarter:
Q3 '01
-30.08%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                        Since
                                                      Inception
                                              1 Year   5/1/00
                -----------------------------------------------
                Franklin Aggressive Growth
                 Securities Fund - Class 2/1/ -22.81%  -27.41%
                S&P 500 Index/2/              -11.88%  -12.04%
                Russell 3000 Growth Index/2/  -19.63%  -25.47%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 2/12/01, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 2/12/01, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 3000(R) Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index nor is an index representative of the Fund's investments.

           FA-3 Franklin Aggressive Growth Securities Fund - Class 2

FRANKLIN AGGRESSIVE GROWTH SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees                           0.50%
                Distribution and service (12b-1) fees/1/  0.25%
                Other expenses                            0.38%
                                                         ------
                Total annual Fund operating expenses      1.13%
                                                         ------
                Management fee reduction/2/              (0.03%)
                                                         ------
                Net annual Fund operating expenses/2/     1.10%
                                                         ------

1. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $112   $350    $606    $1,340


                                    [GRAPHIC]

                                FEES AND EXPENSES

           FA-4 Franklin Aggressive Growth Securities Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Michael McCarthy, CFA           Mr. McCarthy has been a manager of the Fund since its inception in 1999,
SENIOR VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1992.

John P. Scandalios, CFA         Mr. Scandalios has been a manager of the Fund since its inception in 1999,
VICE PRESIDENT, ADVISERS        and has been with Franklin Templeton Investments since 1996.

Conrad Herrmann, CFA            Mr. Herrmann has been a manager of the Fund since its inception in 1999,
SENIOR VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1989.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.50% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.47% of its average daily net assets to Advisers for its services. This reduction is required by Board and an SEC order.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


        Class 2                                 Year Ended December 31,
        ---------------------------------------------------------------
                                                        2001/3/
                                                        -------
        Per share data ($)
        Net asset value, beginning of year                 7.48
                                                        -------
          Net investment loss/1/                           (.04)
          Net realized and unrealized losses              (1.57)
                                                        -------
        Total from investment operations                  (1.61)
                                                        -------
        Distribution from net investment income            (.01)
                                                        -------
        Net asset value, end of year                       5.86
                                                        -------
        Total return (%)/2/                              (22.81)

        Ratios/supplemental data
        Net assets, end of year ($ x 1,000)                   2
        Ratios to average net assets: (%)
          Expenses                                      1.10/4/
          Net investment income                            (.75)/4/
        Portfolio turnover rate (%)                      182.27


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period February 12, 2001 (commencement of sales) to December 31,
2001.
4. Annualized.

           FA-5 Franklin Aggressive Growth Securities Fund - Class 2

        Franklin Global Communications Securities Fund

[LOGO] Goals and Strategies

GOALS  The Fund's investment goals are capital appreciation and current income.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of communications companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy.


Communications companies are those that are primarily engaged in providing the distribution, content and equipment related to the creation, transmission or processing of information. These companies may include, for example:



        . companies involved in the provision of traditional telecommunications services, such as wireline and wireless services for the transmission of voice, video, and/or advanced data services;


        . companies involved in the distribution of information such as: cable television, satellite, broadcasting, and print media companies, as well as data service providers;

.. content providers including entertainment, media, advertising, software, and publishing companies;

.. companies that sell, manufacture, and/or distribute communications equipment and components, including those that produce computer hardware and software used to enable communications; and

.. companies that provide communication and computing related outsourcing services to enterprises and individuals.

The Fund may buy communications companies anywhere in the world, including emerging markets, but generally invests a greater percentage of its assets in U.S. companies than in companies in any other single country.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund also may invest a significant portion of its assets in small capitalization companies, which have market capitalization values (share price multiplied by the number of common stock shares outstanding) of less than $1.5 billion.


The Fund currently expects to invest in common stocks that the manager expects to pay dividends. At the present time, many of the securities of the global communications companies in which the Fund invests do not pay dividends.



PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined "blend" of growth and value strategies. Relying on a team of analysts to provide in-depth industry expertise, the manager looks for companies that will position the Fund to benefit from potential future technological advances and increasing worldwide demand in the communications industries. As a "bottom-up" investor focusing primarily on individual securities, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, also will be considered, but are not limiting factors.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.

--------------------------------------------------------------------------------

The Fund concentrates in equity securities of U.S. and foreign companies engaged in the public utilities sector,

predominantly
communications companies.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS

The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


UTILITIES SECTOR, PREDOMINANTLY COMMUNICATIONS COMPANIES  By

concentrating in the industries of the utilities sector, and by investing predominantly in communications


        FGC-1 Franklin Global Communications Securities Fund - Class 2 companies, the Fund carries much greater risk of adverse developments in that sector, and among those companies, than a fund that invests more broadly. The securities of communications companies have historically experienced more price volatility than securities of companies in some other sectors or industries, especially over the short term.


Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, because many wireless telecommunication and Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Portions of the communications industries are also subject to government regulation which may affect company profitability and share price.


           STOCKS   While stocks have historically outperformed other asset
           classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


           BLEND STYLE INVESTING  A
"blend" strategy results in investments in both growth and value stocks, or in stocks with characteristics of both. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further. By combining both styles, the manager seeks to diversify the risks and lower the volatility, but there is no assurance this strategy will have that result.



FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war), and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.



Trading practices.   Brokerage commissions and other fees generally are higher
for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, currencies, and interest rate movements around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

        FGC-2 Franklin Global Communications Securities Fund - Class 2

Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.



SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.



For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.




Initial public offerings (IPOs) of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

        FGC-3 Franklin Global Communications Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92    9.57%
93   10.54%
94  -11.56%
95   31.35%
96    7.07%
97   26.76%
98   11.19%
99   39.00%
00  -32.97%
01  -29.40%

Best
Quarter:
Q4 '99
31.25%

Worst
Quarter:
Q4 '00
-22.90%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                     1 Year  5 Years 10 Years
                  -------------------------------------------
                  Franklin Global
                   Communications
                   Securities Fund -
                   Class 2/1/        -29.40% -1.50%    3.40%
                  S&P 500 Index/2/   -11.88% 10.70%   12.93%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

        FGC-4 Franklin Global Communications Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.52%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.03%
                                                          -----
                Total annual Fund operating expenses      0.80%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $82    $255    $444     $990


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Alex W. Peters              Mr. Peters has been a manager of the Fund since 1999, and has been
PORTFOLIO MANAGER, ADVISERS with Franklin Templeton Investments since 1992.
Alan Muschott               Mr. Muschott has been a manager of the Fund since March 2000, and
PORTFOLIO MANAGER, ADVISERS has been with Franklin Templeton Investments since 1998.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.52% of its average daily net assets to Advisers for its services.

        FGC-5 Franklin Global Communications Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

     Class 2                                       Year ended December 31,
     -----------------------------------------------------------------------
                                                    2001    2000   1999/3/
                                                   ------------------------
     Per share data ($)
     Net asset value, beginning of year             12.86   24.78    21.02
                                                   ------------------------
       Net investment income/1/                       .02     .05      .26
       Net realized and unrealized gains (losses)   (3.54)  (6.72)    6.37
                                                   ------------------------
     Total from investment operations               (3.52)  (6.67)    6.63
                                                   ------------------------
       Distributions from net investment income      (.01)   (.43)    (.84)
       Distributions from net realized gains        (2.49)  (4.82)   (2.03)
                                                   ------------------------
     Total distributions                            (2.50)  (5.25)   (2.87)
                                                   ------------------------
     Net asset value, end of year                    6.84   12.86    24.78
                                                   ------------------------
     Total return (%)/2/                           (29.40) (32.97)   35.17

     Ratios/supplemental data
     Net assets, end of year ($ x 1,000)              312     499      491
     Ratios to average net assets: (%)
       Expenses                                       .80     .77   .77/4/
       Net investment income                          .21     .29  1.24/4/
     Portfolio turnover rate (%)                   105.36  117.99    87.53

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period January 6, 1999 (effective date) to December 31, 1999.
4. Annualized.

        FGC-6 Franklin Global Communications Securities Fund - Class 2

        Franklin Growth and Income Securities Fund

[LOGO] Goals and Strategies


GOALS The Fund's principal investment goal is capital appreciation. Its secondary goal is to provide current income.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the Fund's manager considers to be financially strong, but undervalued by the market. To help identify such companies, the manager uses a current relative yield analysis that focuses on a company's dividend yield (calculated by dividing a stock's annual per share dividends by its per share market price). Following this strategy, the Fund will invest predominantly in common stocks that have dividend yields at least equal to the yield of the Standard & Poor's 500 Index (S&P(R) 500). The Fund seeks current income through receipt of dividends from its investments. From time to time, the Fund may have significant investments in certain sectors such as financial services. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

In addition to the Fund's main investments, the Fund may invest in any of the following: common stocks with current dividend yields at or below the S&P(R) 500 average, convertible securities, debt securities, and real estate investment trusts (REITs). The Fund does not intend to invest more than 15% of its assets in REITs.

A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments. A convertible security is generally a debt security or preferred stock that may be converted into common stock. By investing in convertible securities, the Fund seeks to participate in any capital appreciation of underlying stocks, while receiving current income, which can reduce price volatility and limit loss in a down equity market. REITs are usually publicly traded companies that manage a portfolio of real estate to earn profits and tend to pay high yields since they must distribute most of their earnings.

Securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Ratings Group and Moody's Investor Service, Inc. are considered "investment grade." Convertible securities are often within the lower-rated categories as determined by securities ratings organizations. The Fund may invest up to 10% of its total assets in securities that are below investment grade (junk bonds), however, it will not invest more than 5% in securities rated below B or in unrated securities of comparable quality. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for higher risk.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined value-oriented strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow, with a special emphasis on current dividend yield. The manager believes that high relative dividend yield is frequently a good indicator of value.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


--------------------------------------------------------------------------------

The Fund invests primarily in U.S. common stocks with current dividend yields above market average.


          FGI-1 Franklin Growth and Income Securities Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


           VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.


INTEREST RATE Common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Similarly, the prices of higher yielding stocks may tend to rise when interest rates fall. Increases in interest rates also may have an effect on the companies in which the Fund invests because borrowing costs go up and it may be more difficult for them to obtain credit to expand.



SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

LOWER-RATED SECURITIES Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Companies issuing high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.

The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.

REITs The performance of a REIT depends on the types and locations of the properties it owns and on how well it manages those properties. The value of a REIT may also be affected by factors that affect the underlying properties, the real estate sector, or local or general economic conditions.


PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.


More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

          FGI-2 Franklin Growth and Income Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN GROWTH & INCOME SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92    10.00%
93    10.32%
94    -2.02%
95    32.83%
96    14.19%
97    27.74%
98     8.33%
99     0.84%
00    17.79%
01    -2.28%

Best
Quarter:
Q2 '99
10.87%

Worst
Quarter:
Q3 '01
-9.02%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                          1 Year 5 Years 10 Years
              ---------------------------------------------------
              Franklin Growth and
               Income Securities Fund -
               Class 2/1/                 -2.28%  9.94%   11.22%
              Russell 3000 Value Index/2/ -4.33% 11.02%   14.15%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The unmanaged Russell 3000(R) Value Index measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


          FGI-3 Franklin Growth and Income Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN GROWTH AND INCOME SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.48%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.03%
                                                          -----
                Total annual Fund operating expenses      0.76%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $78    $243    $422     $942


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Frank Felicelli, CFA            Mr. Felicelli has been a manager of the Fund since 1995, and has been with
SENIOR VICE PRESIDENT, ADVISERS Franklin Templeton Investments since 1986.

Derek Taner, CFA                Mr. Taner has been a manager of the Fund since March 2000, and has been
PORTFOLIO MANAGER, ADVISERS     with Franklin Templeton Investments since 1991.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.48% of its average daily net assets to Advisers for its services.

          FGI-4 Franklin Growth and Income Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

    Class 2                                        Year ended December 31,
    -------------------------------------------------------------------------
                                                   2001      2000   1999/4/
                                                  --------------------------
    Per share data ($)
    Net asset value, beginning of year             17.13     17.73  20.71
                                                  --------------------------
      Net investment income/1/                       .33/3/    .40    .47
      Net realized and unrealized gains (losses)    (.70)/3/  2.27   (.46)
                                                  --------------------------
    Total from investment operations                (.37)     2.67    .01
                                                  --------------------------
      Distributions from net investment income      (.05)    (1.11)  (.79)
      Distributions from net realized gains        (1.51)    (2.16) (2.20)
                                                  --------------------------
    Total distributions                            (1.56)    (3.27) (2.99)
                                                  --------------------------
    Net asset value, end of year                   15.20     17.13  17.73
                                                  --------------------------
    Total return (%)/2/                            (2.28)    17.79   (.86)

    Ratios/supplemental data
    Net assets, end of year ($ x 1,000)           11,789     2,311    789
    Ratios to average net assets: (%)
      Expenses                                       .76       .75    .75/5/
      Net investment income                         2.13/3/   2.46   2.55/5/
    Portfolio turnover rate (%)                   119.78     66.82  39.80

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.026, and a decrease in the ratio of net investment income to average net assets by .17% for the year ended December 31, 2001.

4. For the period January 6, 1999 (effective date) to December 31, 1999.
5. Annualized.

          FGI-5 Franklin Growth and Income Securities Fund - Class 2

        Franklin High Income Fund

[LOGO] Goals and Strategies


GOALS The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in debt securities offering high yield and expected total return. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, zero coupon bonds, notes, and short-term debt investments.

The Fund may invest up to 100% of its assets in high yield, lower quality debt securities (junk bonds). These securities are either rated below investment grade (below the top four rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's), or are unrated securities the manager determines are comparable. The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P(R) or unrated securities the Fund's manager determines are comparable. The Fund will not purchase defaulted securities. If, however, a security is downgraded in rating or goes into default, the Fund will not automatically sell the security. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. Because issuers of lower-rated bonds tend to be heavily represented in particular sectors, the Fund may, from time to time, have significant investments in one or more sectors such as communications.

The Fund may invest up to 20% of its total assets in foreign securities, including up to 10% in emerging markets, and will typically focus on dollar-denominated corporate debt. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. While the Fund also may invest in dividend-paying common or preferred stocks, it more typically holds equity as a result of receiving those securities in a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION Yield and expected return are the primary criteria used by the manager in selecting securities. The manager searches for securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the corporate debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

.. a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

..  the experience and strength of the company's management;

.. the company's sensitivity to changes in interest rates and business conditions;

..  the company's debt maturity schedules and borrowing requirements; and

.. the company's changing financial condition and market recognition of the change.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


--------------------------------------------------------------------------------

The Fund invests primarily in U.S. high yield, lower-rated bonds.


                   FH-1 Franklin High Income Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the companies in which the Fund invests because they may find it more difficult to meet interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.




CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.


Lower-rated securities. Junk bonds generally have more risk than higher-rated securities.



Companies issuing high yield debt securities are not as strong financially as those with higher credit ratings. Such companies typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquistions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for companies with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may fall into, or are, in default.



The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices are often closely linked with, and typically rise and fall in response to factors that affect, a company's stock price. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.



FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.



Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.



--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the Fund's debt securities.
If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price.

                   FH-2 Franklin High Income Fund - Class 2

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.


SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Communications companies. The securities of communications companies may experience more price volatility and higher default rates than in some other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.


More detailed information about the Fund, its policies, and risks can be found in the SAI.

                   FH-3 Franklin High Income Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN HIGH UNCOME FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/
Year
92      16.54%
93      15.71%
94      -2.26%
95      19.76%
96      13.90%
97      11.47%
98       0.99%
99      -0.37%
00     -13.15%
01       4.18%

Best
Quarter:
Q4 '01
6.77

Worst
Quarter:
Q4 '00
-9.28
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 Year 5 Years 10 Years
              ---------------------------------------------------
              Franklin High Income Fund -
               Class 2/1/                 4.18%   0.30%   6.20%
              CS First Boston High
               Yield Index/2/             5.80%   3.25%   7.84%


1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: CS Fist Boston Corporation. The unmanaged Credit Suisse (CS) First Boston High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                   FH-4 Franklin High Income Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN HIGH INCOME FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.57%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.05%
                                                          -----
                Total annual Fund operating expenses      0.87%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $89    $278    $482    $1,073


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Jeff Holbrook, CFA                 Mr. Holbrook has been a manager of the Fund since 1997, and has been with
VICE PRESIDENT, ADVISERS           Franklin Templeton Investments since 1992.

Chris Molumphy, CFA                Mr. Molumphy has been a manager of the Fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1988.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.57% of its average daily net assets to Advisers for its services.

                   FH-5 Franklin High Income Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

     Class 2                                     Year ended December 31,
     ----------------------------------------------------------------------
                                                2001       2000   1999/4/
                                                --------------------------
     Per share data ($)
     Net asset value, beginning of year          8.50       9.83  13.36
                                                --------------------------
       Net investment income/1/                  .84 /3/    1.04   1.11
       Net realized and unrealized losses        (.48)/3/  (2.33) (1.18)
                                                --------------------------
     Total from investment operations             .36      (1.29)  (.07)
                                                --------------------------
       Distribution from net investment income  (1.45)      (.04) (3.02)
       Distributions from net realized gains       --         --   (.44)
                                                --------------------------
     Total distributions                        (1.45)      (.04) (3.46)
                                                --------------------------
     Net asset value, end of year                7.41       8.50   9.83
                                                --------------------------
     Total return (%)/2/                         4.18     (13.15)  (.96)

     Ratios/supplemental data
     Net assets, end of year ($ x 1,000)          832        432    448
     Ratios to average net assets: (%)
       Expenses                                   .87        .82    .80/5/
       Net investment income                    10.39/3/   11.16   9.51/5/
     Portfolio turnover rate (%)                30.03      20.37  22.17

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.004, and a decrease in the ratio of net investment income to average net assets by .05% for the year ended December 31, 2001.

4. For the period January 6, 1999 (effective date) to December 31, 1999.
5. Annualized.

                   FH-6 Franklin High Income Fund - Class 2

        Franklin Income Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest in both debt and equity securities. The Fund seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income-producing growth opportunities, the Fund invests in common stocks with attractive dividend yields of companies from a variety of industries such as electric utilities, oil, gas, real estate, and consumer goods. From time to time, the Fund may invest a significant portion of its assets in certain sectors such as utilities.


           A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, including convertible preferred stocks, are examples of equity securities.
A convertible security is generally a debt security or preferred stock that may be converted into common stock.


The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (junk bonds), including up to 5% in defaulted debt, but the Fund does not currently expect to invest more than 60% of its assets in these securities. Investment grade debt securities are rated in the top four rating categories by independent rating agencies such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's). The Fund generally invests in securities rated at least Caa by Moody's or CCC by S&P(R) or, if unrated, determined by the Fund's manager to be comparable. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk.

The Fund may invest up to 25% of its assets in foreign securities, including those in emerging markets. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

PORTFOLIO SELECTION The manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and growth tomorrow. It performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In analyzing both debt and equity securities, the manager considers a variety of factors, including:

.. a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

..  the experience and strength of the company's management;

.. the company's sensitivity to changes in interest rates and business conditions;

..  the company's debt maturity schedules and borrowing requirements; and

.. the company's changing financial condition and market recognition of the change.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests in high yield, lower-rated bonds, and stocks.

                FI-1 Franklin Income Securities Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because they may find it more difficult to meet interest payments.



           Similarly, emerging market economies may be especially sensitive to interest rate changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.


CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

Lower-rated securities. Junk bonds generally have more risk than higher-rated securities.


Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may fall into, or are, in default.


The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by ratings agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets. Utility company stocks pay relatively high dividends, so they are particularly sensitive to interest rate movements: like bonds, when interest rates rise, their stock prices tend to fall.


VALUE STYLE INVESTING Value security prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may even decline further.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the


--------------------------------------------------------------------------------
Because the bonds and stocks the Fund holds fluctuate in price with interest rate changes and market conditions, the value of your investment in the Fund will go up and down. This means you could lose money.

                FI-2 Franklin Income Securities Fund - Class 2 issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.



Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets.



SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.



Utilities companies. Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation (including expropriation) to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.


More detailed information about the Fund, its policies, and risks can be found in the SAI.

                FI-3 Franklin Income Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

FRANKLIN INCOME SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92    14.17%
93    18.59%
94    -6.27%
95    22.40%
96    11.28%
97    17.09%
98     1.64%
99    -2.07%
00    19.43%
01     0.76%

Best
Quarter:
Q3 '00
8.98%

Worst
Quarter:
Q3 '01
-4.74%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                         1 Year  5 Years 10 Years
              ---------------------------------------------------
              Franklin Income Securities
               Fund-Class 2/1/             0.76%   7.00%   9.26%
              S&P 500 Index/2/           -11.88%  10.70%  12.93%
              Lipper VIP Income Funds
               Objective Average/2/        0.27%   6.78%   9.75%
              Lehman Bros. Gov't/Credit
               Index/2/                    8.50%   7.37%   7.27%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Lipper VIP Income Funds Objective Average is an equally-weighted average calculation of performance figures of all funds within the Lipper Income Fund Objective Classification. Lipper calculations do not include Fund expenses and may have been different if such expenses had been considered. The Lehman Brothers Government/Credit Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                FI-4 Franklin Income Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN INCOME SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.49%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.04%
                                                          -----
                Total annual Fund operating expenses      0.78%
                                                         -------


1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $80    $249    $433     $966


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Charles B. Johnson                 Mr. Johnson has been a manager of the Fund since its inception in 1989,
CHAIRMAN OF THE BOARD, ADVISERS    and has been with Franklin Templeton Investments since 1957.

Edward D. Perks, CFA               Mr. Perks has been a manager of the Fund since March 2002, and has been
VICE PRESIDENT, ADVISERS           with Franklin Templeton Investments since 1992.

Christopher Molumphy, CFA          Mr. Molumphy has been a manager of the Fund since February 2000, and
EXECUTIVE VICE PRESIDENT, ADVISERS has been with Franklin Templeton Investments since 1988.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.49% of its average daily net assets to Advisers for its services.

                FI-5 Franklin Income Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


    Class 2                                        Year ended December 31,
    ------------------------------------------------------------------------
                                                  2001      2000   1999/4/
                                                  -----     -----  ------
    Per share data ($)
    Net asset value, beginning of year            14.66     14.65  17.07
                                                  -----     -----  ------
      Net investment income/1/                     1.03/3/   1.14   1.10
      Net realized and unrealized gains (losses)   (.90)/3/  1.39  (1.53)
                                                  -----     -----  ------
    Total from investment operations                .13      2.53   (.43)
      Distributions from net investment income    (1.03)    (1.81) (1.46)
      Distributions from net realized gains        (.88)     (.71)  (.53)
                                                  -----     -----  ------
    Total distributions                           (1.91)    (2.52) (1.99)
                                                  -----     -----  ------
    Net asset value, end of year                  12.88     14.66  14.65
                                                  -----     -----  ------
    Total return (%)/2/                             .76     19.43  (2.93)

    Ratios/supplemental data
    Net assets, end of year ($ x 1,000)           9,067     2,534  1,302
    Ratios to average net assets: (%)
      Expenses                                      .78       .75    .75/5/
      Net investment income                        7.68/3/   7.99   7.36/5/
    Portfolio turnover rate (%)                   32.52     23.92  11.89


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in an increase to net investment income, and a corresponding increase to the net realized and unrealized losses in the amount of $.008, and an increase in the ratio of net investment income to average net assets by .06% for the year ended December 31, 2001.

4. For the period January 6, 1999 (effective date) to December 31, 1999.
5. Annualized.

                FI-6 Franklin Income Securities Fund - Class 2

        Franklin Large Cap Growth Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES



GOAL  The Fund's investment goal is capital appreciation.



MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of large capitalization (large cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, large-


cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. That index consists of 1,000 large companies that have publicly traded securities. Growth companies in which the Fund may invest include those that are expected to have revenue growth in excess of the economy as a whole either through above-average industry expansion or market share gains and are trading at valuations that appear attractive relative to their growth rates. These companies generally dominate, or are gaining market share in, their industry and have a reputation for quality management, and superior products and services. Although the Fund seeks investments across a number of sectors, it expects to have substantial positions in the technology sector (including health technology, electronic technology and technology services), and in communications.




An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities. The Fund may invest up to 25% of its total assets in foreign securities, but currently intends to limit these investments to approximately 10%-15%.

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of small to medium capitalization companies.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for growth in revenues, earnings or assets. In choosing investments, the manager will focus on large-cap companies that have exhibited above average growth, strong financial records, and compelling valuations. In addition, the manager also considers management expertise, industry leadership, growth in market share and sustainable competitive advantage.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------

The Fund invests primarily in equity securities of U.S. large-cap growth companies.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets. Large-cap stocks tend to go through cycles of doing better--or worse--than the stock market in general. In the past, these periods have lasted for several years.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks.

SECTOR FOCUS By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.
--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FL-1 Franklin Large Cap Growth Securities Fund - Class 2

Technology companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.


Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time.


Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Communications companies. The securities of communications companies may experience more price volatility than in some other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.



FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates; devaluations by governments; and the new euro currency), country risks (political, social and economic instability, for example, regional conflicts, terrorism and war; currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility).


More detailed information about the Fund, its policies, and risks can be found in the SAI.

           FL-2 Franklin Large Cap Growth Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN LARGE CAP GROWTH SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
97   18.31%
98   20.29%
99   31.21%
00    5.46%
01  -11.43%

Best
Quarter:
Q4 '99
22.79%

Worst
Quarter:
Q3 '01
-16.59%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                       Since
                                                     Inception
                                     1 Year  5 Years 05/01/96
                 ---------------------------------------------
                 Franklin Large Cap
                  Growth Securities
                  Fund - Class 2/1/  -11.43% 11.77%   12.82%
                 S&P 500 Index/2/    -11.88% 10.70%   12.11%
                 Russell 1000 Growth
                  Index/2/           -20.42%  8.27%    9.75%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


           FL-3 Franklin Large Cap Growth Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%


ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.75%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.03%
                                                          -----
                Total annual Fund operating expenses      1.03%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25%.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $105   $328    $569    $1,259

           FL-4 Franklin Large Cap Growth Securities Fund - Class 2


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Kent Shepherd, CFA          Mr. Shepherd has been a manager of the Fund since April 1999, and has
VICE PRESIDENT, ADVISERS    been with Franklin Templeton Investments since 1991.
William Hawes                Mr. Hawes has been a manager of the Fund since 2001. Before joining
PORTFOLIO MANAGER, ADVISERS  Franklin Templeton Investments in 1998, Mr. Hawes was with North
                             American Mortgage Company.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.75% of its average daily net assets to Advisers for its services.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


    Class 2                                         Year ended December 31,
    -------------------------------------------------------------------------
                                                      2001   2000  1999/3/
                                                    ------  -----  -------
    Per share data ($)
    Net asset value, beginning of year               20.93  21.01   16.47
                                                    ------  -----  -------
      Net investment income/1/                         .05    .03     .04
      Net realized and unrealized gains (losses)     (2.12)  1.13    4.58
                                                    ------  -----  -------
    Total from investment operations                 (2.07)  1.16    4.62
                                                    ------  -----  -------
      Distributions from net investment income        (.06)  (.08)   (.08)
      Distribution from net realized capital gains   (4.37) (1.16)     --
                                                    ------  -----  -------
    Total distributions                              (4.43) (1.24)   (.08)
                                                    ------  -----  -------
    Net asset value, end of year                     14.43  20.93   21.01
                                                    ------  -----  -------
    Total return (%)/2/                             (11.43)  5.46   28.11

    Ratios/supplemental data
    Net assets, end of year ($ x 1,000)              5,290  1,081     542
    Ratios to average net assets: (%)
      Expenses                                        1.03   1.03    1.02/4/
      Net investment income                            .30    .17     .22/4/
    Portfolio turnover rate (%)                      75.67  70.16   41.78


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period January 6, 1999 (effective date) to December 31, 1999.
4. Annualized.

           FL-5 Franklin Large Cap Growth Securities Fund - Class 2

        Franklin Money Market Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL The Fund's goal is high current income, consistent with liquidity and capital preservation. The Fund also seeks to maintain a stable share price of $1.00.

MAIN INVESTMENTS The Fund invests exclusively in U.S. dollar denominated money market debt instruments, including those issued by:

..  U.S. or foreign corporations;

..  U.S. and foreign banks; and

..  the U.S. government, its agencies or authorities.

A debt instrument obligates the issuer both to repay a loan of money at a future date and generally to pay interest. Money market securities are high-quality, short-term (maturing in 13 months or less) debt instruments that may have fixed, floating or variable interest rates. Common money market securities are commercial paper, bank certificates of deposit, repurchase agreements, U.S. Treasury bills, U.S. government agency securities, short-term corporate obligations, and bankers acceptances (credit instruments guaranteed by a bank). At any time, the Fund may have a significant portion of its investments in one or more of these money market instruments.


           Portfolio maturity and quality. Under the Securities and Exchange Commission's money fund rules, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and only buys securities:


..  with remaining maturities of 397 days or less, and

.. that the manager determines present minimal credit risks, and that are rated in the top two short-term rating categories by independent rating agencies or, if unrated, determined by the manager to be comparable.



No more than 25% of the Fund's total assets may be invested in money market securities issued by foreign banks or foreign branches of U.S. banks. The Fund may acquire securities on a when-issued or delayed delivery basis, and invest up to 10% of its assets in illiquid investments.

PORTFOLIO SELECTION In selecting investments, the manager uses a conservative investment approach, focusing on the highest quality and the most liquid of eligible money market securities. The manager then assesses the relative value of each security meeting its stringent credit criteria in order to find the best combination of assets that it believes will maximize the Fund's yield relative to its investment environment expectations. The manager also monitors short-term interest rates, economic conditions, and Federal Reserve monetary policy to determine the portfolio maturity it believes will provide a high overall return to the Fund.


--------------------------------------------------------------------------------
The Fund invests exclusively in money market securities.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           INTEREST RATE Changes in interest rates can be sudden and unpredictable. Rate changes occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and thus a reduction in dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

CREDIT The Fund's investments in securities which are not backed by the full faith and credit of the U.S. government depend on the ability of the issuer to meet interest or principal payments. Changes in an issuer's financial strength may affect the debt security's value and, thus, impact the value of Fund shares. Even securities supported by credit enhancements have the credit risk of the entity providing credit support.

FOREIGN SECURITIES The Fund's investments in foreign money market securities are always dollar denominated. Nonetheless, securities or credit support, issued by a foreign entity are subject to possible adverse foreign economic, political or legal developments that may affect the ability of that entity to meet its obligations. In addition, foreign companies are not subject to the same disclosure, accounting,


--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund tries to keep a $1 share price, it is possible to lose money by investing in the Fund.

                   FM-1 Franklin Money Market Fund - Class 2 auditing and financial reporting standards and practices as U.S. companies. Foreign stock exchanges, trading systems, brokers, and companies generally have less government supervision and regulation than in the U.S.


FINANCIAL SERVICES COMPANIES Financial services companies, such as banks, are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation and interest rates and to economic downturns in the U.S. and overseas.


More detailed information about the Fund, its policies, and risks can be found in the SAI.


                   FM-2 Franklin Money Market Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN MONEY MARKET FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92    3.06%
93    2.55%
94    3.83%
95    5.75%
96    5.17%
97    5.26%
98    5.22%
99    4.47%
00    5.69%
01    3.65%

Best
Quarter:
Q4 '00
1.47%

Worst
Quarter:
Q2 '93
0.61%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                       1 Year 5 Years 10 Years
                 ---------------------------------------------
                 Franklin Money Market
                  Fund - Class 2/1/    3.65%   4.85%   4.46%

1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN MONEY MARKET FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.54%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.02%
                                                          -----
                Total annual Fund operating expenses      0.81%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $83    $259    $450    $1,002

                   FM-3 Franklin Money Market Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT



Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.54% of its average daily net assets to Advisers for its services.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


        Class 2                                  Year ended December 31,
        -----------------------------------------------------------------
                                                 2001    2000   1999/2/
                                                 -----------------------
        Per share data ($)
        Net asset value, beginning of year       1.00     1.00     1.00
                                                 -----------------------
        Net investment income                     .04      .06      .04
        Distributions from net investment income (.04)    (.06)    (.04)
                                                 -----------------------
        Net asset value, end of year             1.00     1.00     1.00
                                                 =======================
        Total return (%)/1/                      3.65     5.69     4.39

        Ratios/supplemental data
        Net assets, end of year ($ x 1,000)       952   21,609    8,602
        Ratios to average net assets: (%)
          Expenses                                .81      .79   .79/3/
          Net investment income                  3.52     5.59  4.51/3/


1. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
2. For the period January 6, 1999 (effective date) to December 31, 1999.
3. Annualized.

                   FM-4 Franklin Money Market Fund - Class 2

        Franklin Real Estate Fund

[LOGO] Goals and Strategies

GOALS The Fund's principal investment goal is capital appreciation. Its secondary goal is to earn current income.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies operating in the real estate sector. Shareholders will be given at least 60 days' advance notice of any change to this 80%
policy. The Fund's investments are primarily in:




.. companies qualifying under federal tax law as real estate investment trusts (REITs), and


.. companies that derive at least half of their assets or revenues from the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate (such as real estate operating or service companies, homebuilders and developers).

REITs are real estate investment trust companies, usually publicly traded, that manage a portfolio of income-producing real estate properties such as apartments, hotels, office buildings, or shopping centers. Equity REITs take ownership positions in real estate and their shareholders receive income from the rents received, and receive capital gains on the properties sold at a profit. The Fund generally invests in medium capitalization (less than $5 billion) to small capitalization (less than $1.5 billion) REITs, which reflect the capitalization of the sector itself. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding.


In addition to the Fund's main investments, the Fund may invest up to 20% of its net assets in investments of issuers engaged in businesses whose products and services are closely related to the real estate sector. These may include manufacturers and distributors of building supplies; financial institutions that issue or service mortgages, such as savings and loan associations or mortgage brokers; and companies whose principal business is unrelated to the real estate sector but that have very significant real estate holdings believed to be undervalued relative to the company's securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.


The manager seeks to manage the risks of industry concentration by diversifying into different types of real estate investments, although such risks cannot be eliminated. Historically, there has been a relatively low correlation between the real estate market and the broader equity market. While there is no certainty that this trend will continue, investments in real estate securities may be a useful way to diversify a portfolio.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a disciplined strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager will focus on the market price of a company's security relative to its evaluation of the company's potential long-term earnings, asset value, and cash flow. Using both qualitative and quantitative analysis, the manager evaluates security characteristics, the strength and quality of management, and underlying properties. In addition, the manager may consider other factors, such as the supply and demand outlook for various property types and regional markets.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


--------------------------------------------------------------------------------

The Fund concentrates in securities of U.S. companies in the real estate sector, primarily equity REITs.


                   FRE-1 Franklin Real Estate Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           REAL ESTATE SECURITIES By concentrating in the industries in the real estate sector, the Fund carries much greater risk of adverse developments in that sector than a Fund that invests in a wide variety of industries. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations, the strength of specific industries renting properties, and other factors affecting the supply and demand for properties. When economic growth is slow, demand for property decreases and prices may decline. Property values may decrease because of overbuilding, increases in property taxes and operating expenses (for example, higher utility costs), lack of consistent power due to energy shortages, changes in zoning laws, environmental regulations or hazards, uninsured casualty (including acts of terrorism) or condemnation losses, or a general decline in neighborhood values. Real estate sector investments, which are sometimes perceived as value-style investments, may not perform as well as other investments when growth-style investments are more popular than value-style investments.


REITs Equity REITs can be affected by any changes in the value of the properties owned. A REIT's performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants' failure to pay rent or poor management. A REIT's performance also depends on the company's ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


INTEREST RATE Rate changes can be sudden and unpredictable. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity in the real estate market and make other investments more attractive.

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions and increases in interest rates, their growth prospects may be less certain, and their securities are less liquid. These companies may suffer significant losses and can be considered speculative. Small capitalization REITs can be subject to greater risks than medium or large capitalization issuers due to greater regional concentration and less diversification in terms of the regions, clients and types of properties available for investment.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the securities the Fund holds fluctuate in price with both the real estate market and general stock market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                   FRE-2 Franklin Real Estate Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN REAL ESTATE FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92    15.90%
93    19.01%
94     2.89%
95    17.52%
96    32.82%
97    20.70%
98   -16.82%
99    -6.36%
00    31.59%
01     7.88%

Best
Quarter:
Q4 '96
15.55%

Worst
Quarter:
Q3 '98
-12.24%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                      1 Year  5 Years 10 Years
                 ---------------------------------------------
                 Franklin Real Estate
                  Fund - Class 2/1/     7.88%  5.94%   11.45%
                 S&P 500 Index/2/     -11.88% 10.70%   12.93%
                 Wilshire Real Estate
                  Securities Index/2/  10.45%  6.69%   10.46%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Wilshire Real Estate Securities Index is a market-cap weighted index of publicly traded real estate securities. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

                   FRE-3 Franklin Real Estate Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN REAL ESTATE FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.56%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.03%
                                                          -----
                Total annual Fund operating expenses      0.84%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $86    $268    $466    $1,037


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-7777, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:

Douglas Barton, CFA         Mr. Barton has been a manager of the Fund since 1998, and has been with
VICE PRESIDENT, ADVISERS    Franklin Templeton Investments since 1988.

Samuel R. Kerner            Mr. Kerner has been a manager of the Fund since April 2000, and has been
PORTFOLIO MANAGER, ADVISERS with Franklin Templeton Investments since 1996.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.56% of its average daily net assets to Advisers for its services.

                   FRE-4 Franklin Real Estate Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

     Class 2                                       Year ended December 31,
     -----------------------------------------------------------------------
                                                    2001    2000   1999/3/
                                                   ------------------------
     Per share data ($)
     Net asset value, beginning of year             17.38   14.88  20.21
                                                   ------------------------
       Net investment income/1/                       .80     .93   1.29
       Net realized and unrealized gains (losses)     .52    3.41  (2.50)
                                                   ------------------------
     Total from investment operations                1.32    4.34  (1.21)
                                                   ------------------------
       Distributions from net investment income      (.71)  (1.15) (1.73)
       Distributions from net realized gains           --    (.69) (2.39)
                                                   ------------------------
     Total distributions                             (.71)  (1.84) (4.12)
                                                   ------------------------
     Net asset value, end of year                   17.99   17.38  14.88
                                                   ------------------------
     Total return (%)/2/                             7.88   31.59  (7.66)

     Ratios/supplemental data
     Net assets, end of year ($ x 1,000)           95,891  23,743  2,449
     Ratios to average net assets: (%)
       Expenses                                       .84     .85    .83/4/
       Net investment income                         4.60    5.75   8.84/4/
     Portfolio turnover rate (%)                    34.21   16.41  10.27

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period January 6, 1999 (effective date) to December 31, 1999.
4. Annualized.

                   FRE-5 Franklin Real Estate Fund - Class 2

        Franklin Rising Dividends Securities Fund



                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies that have paid rising dividends. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund's investments are primarily in companies that have:

          . consistently increased dividends in at least 8 out of the last 10 years and have not decreased dividends during that time;

..  increased dividends substantially (at least 100%) over the past ten years;

.. reinvested earnings, paying out less than 65% of current earnings in dividends (except for utility companies);


.. strong balance sheets, with: long-term debt that is no more than 50% of total capitalization (except for utility companies); or senior debt that has been rated investment grade by at least one of the major bond rating agencies; and


.. attractive prices, either: (1) in the lower half of the stock's price/earnings ratio range for the past 10 years; or (2) less than the average current market price/earnings ratio of the stocks comprising the Standard & Poor's(R) 500 Stock Index (this criterion applies only at the time of purchase).

The Fund typically invests the rest of its assets in equity securities of companies that pay dividends but do not necessarily meet all of these criteria. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.


The Fund may invest in equity securities of any sized company. As a result, the Fund may invest a significant portion of its assets in companies falling within the small capitalization (generally companies with a market capitalization of less than $2.5 billion) and medium capitalization (generally companies with a market capitalization range of $2.5 billion to $8 billion) ranges. From time to time, the Fund also may have significant investments in particular sectors such as financial services.


PORTFOLIO SELECTION The manager is a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As a bottom-up adviser concentrating primarily on individual securities, the manager seeks fundamentally sound companies that meet the criteria above and attempts to acquire them at attractive prices, often when they are out of favor with other investors. In following these criteria, the Fund does not necessarily focus on companies whose securities pay a high dividend rate but rather on companies that consistently increase their dividends.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



--------------------------------------------------------------------------------

The Fund will normally invest at least 65% of its net assets in securities of U.S. companies that meet all of these criteria. This is a fundamental policy which means that it may not be changed without shareholder approval.


           FRD-1 Franklin Rising Dividends Securities Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.


           VALUE STYLE INVESTING Value security prices are considered cheap relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager, and may even decline further.


SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.


For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products and services may not find an established market or may become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered volatile.


SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund could carry greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors.


Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FRD-2 Franklin Rising Dividends Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN RISING DIVIDENDS SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
93    -3.48%
94    -4.08%
95    29.74%
96    24.18%
97    33.03%
98     6.92%
99   -10.00%
00    20.71%
01    13.57%

Best
Quarter:
Q4 '98
19.38%

Worst
Quarter:
Q3 '98
-14.78%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                        Since
                                                      Inception
                                       1 Year 5 Years 01/27/92
                 ----------------------------------------------
                 Franklin Rising
                  Dividends Securities
                  Fund-Class 2/1/      13.57% 11.90%   11.22%
                 Russell Mid-Cap Value
                  Index/2/              2.33% 11.46%   14.27%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The Russell Mid-Cap Value Index is an unmanaged group of securities companies with lower price-to-book ratios and lower forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


           FRD-3 Franklin Rising Dividends Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN RISING DIVIDENDS SECURITIES FUND--CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.75%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.02%
                                                         ------
                Total annual Fund operating expenses      1.02%
                                                         ------
                Management fee reduction/3/              (0.01%)
                                                         ------
                Net annual Fund operating expenses/3/     1.01%
                                                         ------

1. The Fund administration fee is paid indirectly through the management fee.

2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.


3. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $103   $322    $558    $1,236

           FRD-4 Franklin Rising Dividends Securities Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey, 07024, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:

Donald G. Taylor                         Mr. Taylor has been a manager of the Fund since 1996, and has been
SENIOR VICE PRESIDENT, ADVISORY SERVICES with Franklin Templeton Investments since 1996.
William J. Lippman                       Mr. Lippman has been a manager of the Fund since its inception in
PRESIDENT, ADVISORY SERVICES             1992. He has more than 30 years' experience in the securities industry and joined Franklin Templeton Investments in 1988.
Bruce C. Baughman                        Mr. Baughman has been a manager of the Fund since its inception in
SENIOR VICE PRESIDENT, ADVISORY SERVICES 1992, and has been with Franklin Templeton Investments since 1988.
Margaret McGee                           Ms. McGee has been a manager of the Fund since its inception in 1992,
VICE PRESIDENT, ADVISORY SERVICES        and has been with Franklin Templeton Investments since 1988.


The Fund pays Advisory Services a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.75% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.74% of its average daily net assets to Advisory Services for its services. This reduction is required by the Board and an SEC order.


           FRD-5 Franklin Rising Dividends Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


     Class 2                                       Year ended December 31,
     ----------------------------------------------------------------------
                                                    2001  2000   1999/3/
                                                   ------ -----  -------
     Per share data ($)
     Net asset value, beginning of year             13.18 13.56   18.28
                                                   ------ -----  -------
       Net investment income/1/                       .15   .17     .17
       Net realized and unrealized gains (losses)    1.58  2.17   (1.74)
                                                   ------ -----  -------
     Total from investment operations                1.73  2.34   (1.57)
                                                   ------ -----  -------
       Distributions from net investment income     (.01)  (.46)   (.29)
       Distributions from net realized gains        (.81) (2.26)  (2.86)
                                                   ------ -----  -------
     Total distributions                            (.82) (2.72)  (3.15)
                                                   ------ -----  -------
     Net asset value, end of year                   14.09 13.18   13.56
                                                   ------ -----  -------
     Total return (%)/2/                            13.57 20.71  (10.84)

     Ratios/supplemental data
     Net assets, end of year ($ x 1,000)           11,831 1,041     549
     Ratios to average net assets: (%)
       Expenses                                      1.01  1.03    1.01/4/
       Net investment income                         1.13  1.44    1.15/4/
     Portfolio turnover rate (%)                    11.78 12.26    5.32


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period January 6, 1999 (effective date) to December 31, 1999.
4. Annualized.

           FRD-6 Franklin Rising Dividends Securities Fund - Class 2

        Franklin S&P 500 Index Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES



As of June 1, 2002, the Fund will be closed to all new investments, except for the automatic reinvestment of any net investment income and capital gains. On December 13, 2001, the Board of Trustees of the Trust approved a proposal to liquidate the Fund. The liquidation is anticipated to occur some time in the third quarter of 2002 (Liquidation Date). As the Fund approaches its Liquidation Date, we anticipate that an increasing amount of shareholder assets will be withdrawn from the Fund in expectation of the Liquidation. Accordingly, while we intend to continue to keep the Fund's passively managed portfolio nearly fully invested in the constituent common stocks of the S&P 500 Index, we may increase our use of financial futures to manage the Fund's liquidity while seeking to maintain exposure to the S&P 500 Index. Because the Fund will be liquidating, contract owners should refer to documents provided by their insurance company concerning the effect of the Liquidation and any steps they may need to take. In addition, in considering new purchases or transfers, contract owners may want to refer to their prospectus or consult with their financial advisor to consider other investment options.


           GOAL The Fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of Fund expenses.

MAIN INVESTMENTS Under normal market conditions, the Fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (share price multiplied by the number of common stock shares outstanding). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

The Fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions used in the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the Fund may invest 5% of its total assets in that company. This is called the "replication" method. The Fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund also may invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Using this method, the Fund may not hold all of the companies that are represented in the S&P 500 Index. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

When the manager determines that it would be cost-effective or otherwise beneficial for the Fund to do so, the Fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing directly in securities in the S&P 500 Index. As part of a derivative strategy, the Fund may invest a small portion in short-term debt securities, which may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The Fund also may invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The Fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager


--------------------------------------------------------------------------------
This index Fund invests to match the performance of the S&P 500 Composite Stock Price Index.

                  FSP-1 Franklin S&P 500 Index Fund - Class 2 determines the mix of investments that it believes will, in a cost-effective manner, achieve the Fund's investment goal and manages cash flows into and out of the Fund.

TEMPORARY INVESTMENTS When the manager seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the value of the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Large capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.



S&P 500 INDEX STOCKS Since the S&P 500 Index is market capitalization weighted, stocks or sectors with significant market capitalizations can have a substantial impact on the performance of the index. For example, in recent years the top ten stocks in the index have sometimes comprised a significant portion (about one quarter) of its value and its performance, and technology stocks have varied from about 13% up to about 30% of the value of the index. Of course, historically the sectors dominating the index have varied and the largest companies in the index have generally not made up such a large portion of the index. To the extent that the Fund's holdings are similar to the index, the same stocks and sectors that impact the S&P 500 Index will also impact the Fund.


INDEX TRACKING The Fund's ability to track its targeted index may be affected by transaction costs and Fund expenses, cash flows, and changes in the composition of that index. In addition, the Fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the Fund owns underperforms those in that index, the Fund's performance will be lower than that index. Unlike an unmanaged index, the Fund pays operating expenses that may prevent the Fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, their success will depend on the manager's ability to select appropriate derivative investments. The Fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the Fund cannot close out a position because the trading markets become illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                  FSP-2 Franklin S&P 500 Index Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN S&P 500 INDEX FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
00     -8.61%
01    -12.64%

Best
Quarter:
Q4 '01
10.28%

Worst
Quarter:
Q3 '01
-14.62%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                        Since
                                                      Inception
                                              1 Year   11/1/99
                -----------------------------------------------
                Franklin S&P 500 Index Fund -
                 Class 2/1/                   -12.64%   -7.62%
                S&P 500 Index/2/              -11.88%   -6.45%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

                  FSP-3 Franklin S&P 500 Index Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN S&P 500 INDEX FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                        Class 2
                -----------------------------------------------
                Management fees                          0.15%
                Distribution and service (12b-1) fees    0.25%
                Other expenses                           0.22%
                                                        ------
                Total annual Fund operating expenses/1/  0.62%
                                                        ------
                Management fee reduction/2/             (0.01%)
                                                        ------
                Net annual Fund operating expenses/2/    0.61%
                                                        ------


1. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.80% through December 31, 2002. After December 31, 2002, the manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees (Board).


2. The manager also has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $62    $195    $340     $762

                  FSP-4 Franklin S&P 500 Index Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.


Under an agreement with Advisers, SSgA Funds Management, Inc, (SSgA), Two International Place, Boston, Massachusetts 02110, is the Fund's sub-advisor. SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.


The Fund's lead portfolio manager is:

T.
Anthony
Coffey,
CFA
VICE
PRESIDENT,
FRANKLIN
ADVISERS,  Mr. Coffey has been a manager of the Fund since August 2000, and has
INC.       been with Franklin Templeton Investments since 1989.


The Fund pays Advisers a fee for managing the Fund's assets. For fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.15% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.14% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


"Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for more information.

                  FSP-5 Franklin S&P 500 Index Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


   Class 2                                         Year ended December 31,
   ---------------------------------------------------------------------------
                                                  2001     2000/4/  1999/4,6/
                                                 ------    ------   --------
   Per share data ($)
   Net asset value, beginning of year              9.63    10.55     10.00
                                                 ------    ------   --------
     Net investment income/1/                       .06      .08       .04
     Net realized and unrealized gains (losses)   (1.27)   (1.00)      .51
                                                 ------    ------   --------
   Total from investment operations               (1.21)    (.92)      .55
                                                 ------    ------   --------
     Distributions from net investment income      (.05)      --/5/     --
     Distributions from net realized gains           --/3/    --        --
                                                 ----------------------------
   Total distributions                             (.05)      --        --
                                                 ----------------------------
   Net asset value, end of year                    8.37     9.63     10.55
                                                 ------    ------   --------
   Total return (%)/2/                           (12.72)   (8.70)     5.50

   Ratios/supplemental data
   Net assets, end of year ($ x 1,000)            1,592       80        88
   Ratios to average net assets: (%)
     Expenses                                       .61      .59       .80/7/
     Expenses, excluding waiver by affiliate        .61      .59      1.23/7/
     Net investment income                          .77      .81     2.717/7/
   Portfolio turnover rate (%)                    23.15    15.85        --


1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. Includes distributions of capital gains in the amount of $.002.


4. The Fund's Class 2 shares were not available for purchase as an investment option through variable insurance contracts during the fiscal years 1999 and 2000, during which time the sole record owner of the Fund's Class 2 shares was Templeton Funds Annuity Company.


5. Includes distributions from net investment income in the amount of $.002.


6. For the period November 1, 1999 (effective date) to December 31, 1999.


7. Annualized.


                  FSP-6 Franklin S&P 500 Index Fund - Class 2

        Franklin Small Cap Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values not exceeding: (i) $1.5 billion; or
(ii) the highest market
           capitalization value in the Russell 2000 Index; whichever is greater, at the time of purchase. That index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. The Fund generally expects that the median market capitalization of its portfolio will significantly exceed that of the Russell 2000 Index. The manager may continue to hold an investment for further capital growth opportunities even if the company is no longer small cap. The Fund may invest substantially in the technology sector (including electronic technology, technology services, and health technology).

In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of larger companies. When suitable opportunities are available, the Fund also may invest in initial public offerings (IPOs) of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION The manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology, and industry leadership are all factors the manager believes point to strong long-term growth potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in equity securities of small-cap U.S. companies.

        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.



GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more volatile and expensive relative to their earnings or assets compared to value or other stocks. Because the Fund's manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.



--------------------------------------------------------------------------------
Because the stocks the
Fund holds fluctuate in price with market conditions, the value of your investments in the Fund will go up and down. This means you could lose money over short or even extended periods.


                    FSC-1 Franklin Small Cap Fund - Class 2

SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.


For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.

SECTOR FOCUS By focusing on particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Technology Companies. Technology company stocks have been subject to abrupt or erratic price movements, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.


Electronic technology and technology services companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

Health technology companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. In addition, this industry is characterized by competition and rapid technological developments which may make a company's products or services obsolete in a short period of time.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


                    FSC-2 Franklin Small Cap Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN SMALL CAP FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
96    29.07%
97    17.42%
98    -0.98%
99    96.36%
00   -14.76%
01   -15.25%

Best
Quarter:
Q4 '99
60.90%

Worst
Quarter:
Q3 '98
-24.40%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                         Since
                                                       Inception
                                       1 Year  5 Years 11/01/95
               -------------------------------------------------
               Franklin Small Cap Fund
                - Class 2/1/           -15.25% 10.53%   13.45%
               S&P 500 Index/2/        -11.88% 10.70%   13.43%
               Russell 2500 Growth
                Index/2/               -10.83%  6.60%    8.68%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.

1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks. The Russell 2500(R) Growth Index is an unmanaged index of 2,500 companies with small market capitalizations. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                    FSC-3 Franklin Small Cap Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN SMALL CAP FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


                                                         Class 2
                ------------------------------------------------
                Management fees                            0.53%
                Distribution and service (12b-1) fees/1/   0.25%
                Other expenses                             0.31%
                                                         -------
                Total annual Fund operating expenses       1.09%
                                                         -------
                Management fee reduction/2/              (0.08)%
                                                         -------
                Net annual Fund operating expenses/2/      1.01%
                                                         -------


1. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).


EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $103   $322    $558    $1,236


                    FSC-4 Franklin Small Cap Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Edward B. Jamieson                 Mr. Jamieson has been a manager of the Fund since its inception in 1995,
EXECUTIVE VICE PRESIDENT, ADVISERS and has been with Franklin Templeton Investments since 1987.

Michael McCarthy, CFA              Mr. McCarthy has been a manager of the Fund since its inception in 1995.
SENIOR VICE PRESIDENT, ADVISERS    He joined Franklin Templeton Investments in 1992.

Aidan O'Connell                    Mr. O'Connell has been a manager of the Fund since September 1998.
PORTFOLIO MANAGER, ADVISERS        Before joining Franklin Templeton Investments in May 1998,
                                   Mr. O'Connell was a research analyst and a corporate financial analyst at
                                   Hambrecht & Quist.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.53% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.45% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.



                    FSC-5 Franklin Small Cap Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

   Class 2                                         Year ended December 31,
   ---------------------------------------------------------------------------
                                                  2001     2000    1999/3/
                                                 -------  -------  -------
   Per share data ($)
   Net asset value, beginning of year              21.14    26.80   14.25
                                                 -------  -------  -------
     Net investment gains (losses)/1/                .03      .12    (.04)
     Net realized and unrealized gains (losses)    (3.25)   (3.86)  12.68
                                                 -------  -------  -------
   Total from investment operations                (3.22)   (3.74)  12.64
                                                 -------  -------  -------
     Distributions from net investment income       (.07)      --    (.08)
     Distributions from net realized gains            --    (1.92)   (.01)
                                                 -------  -------  -------
   Total distributions                              (.07)   (1.92)   (.09)
                                                 -------  -------  -------
   Net asset value, end of year                    17.85    21.14   26.80
                                                 -------  -------  -------
   Total return (%)/2/                            (15.25)  (14.76)  89.05

   Ratios/supplemental data
   Net assets, end of year ($ x 1,000)           401,663  301,420   6,156
   Ratios to average net assets: (%)
     Expenses                                       1.01     1.00    1.02/4/
     Net investment income (loss)                    .19      .49    (.18)/4/
   Portfolio turnover rate (%)                     37.94    19.49   39.49

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contractions for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period January 6, 1999 (effective date) to December 31, 1999.
4. Annualized.


                    FSC-6 Franklin Small Cap Fund - Class 2

        Franklin Small Cap Value Securities Fund

        (formerly, Franklin Value Securities Fund)

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is long-term total return.

             MAIN INVESTMENTS   Under normal market conditions, the Fund will
             invest at least 80% of its net assets in investments of small capitalization (small cap) companies. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase. The Fund invests in equity securities of companies that the Fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

Following this strategy, the Fund will invest in companies with some of the following characteristics:

.. Stock prices that are low relative to current or historical earnings, book value, cash flow, or sales--all relative to the market, a company's industry or a company's earnings growth.


.. Recent sharp price declines (fallen angels) but that still have significant growth potential in the manager's opinion.


.. Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, tax loss carry forwards, or patents and trademarks.


Notwithstanding the above factors, the manager will focus carefully on a company's financial strength.


An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

The Fund may, from time to time, have significant investments in particular sectors such as financial services.


PORTFOLIO SELECTION   The manager is a research driven, fundamental investment
adviser, pursuing a disciplined value-oriented strategy for this Fund. As a "bottom-up" adviser concentrating primarily on individual securities, the manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value or cash flow. The manager seeks bargains among the "under researched and unloved"--out of favor companies that offer, in the manager's opinion, excellent long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential in the manager's opinion, or companies that are a potential turnaround or takeover target.



TEMPORARY INVESTMENTS When the manager believes market or ecomomic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



--------------------------------------------------------------------------------

The Fund invests primarily in the equity securities of small-cap U.S. companies the manager believes are undervalued.


           FSV-1 Franklin Small Cap Value Securities Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income, and therefore, the Fund's performance.



           STOCKS   While stocks have historically outperformed other asset
           classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


           VALUE STYLE INVESTING Value security prices are considered cheap relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may even decline further.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered cheaply priced also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled but in the manager's opinion still have significant growth potential), turnarounds or cyclical companies, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.

Cyclical stocks in which the Fund may invest tend to increase in value more quickly in anticipation of economic upturns than non-cyclical stocks, but they also tend to lose value more quickly in anticipation of economic downturns.


SMALLER COMPANIES   While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.


For example, smaller companies may lack depth of management, or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered volatile.

DIVERSIFICATION   The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. The Fund intends, however, to meet certain tax diversification requirements.


SECTOR FOCUS   By having significant investments in particular sectors from time to time, the Fund could carry greater risk of adverse developments in a sector than a fund that always invests in a wider variety of sectors.


Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

           FSV-2 Franklin Small Cap Value Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.



                                    [CHART]

FRANKLIN SMALL CAP VALUE SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
99     1.39%
00    25.02%
01    13.79%

Best
Quarter:
Q4 '01
22.09%

Worst
Quarter:
Q3 '01
-17.10%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                              1 Year  5/01/98
                 ---------------------------------------------
                 Franklin Small Cap Value     13.79%   3.23%
                 Securities Fund - Class 2/1/
                 Russell 2000 Value Index/2/  14.02%   4.75%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The unmanaged Russell 2000(R) Value Index measures the performance of companies with lower price-to-book ratios and lower forecasted growth values. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


           FSV-3 Franklin Small Cap Value Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES



FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees                            0.60%
                Distribution and service (12b-1) fees/1/   0.25%
                Other expenses                             0.20%
                                                         -------
                Total annual Fund operating expenses       1.05%
                                                         -------
                Management fee reduction/2/              (0.03)%
                                                         -------
                Net annual Fund operating expenses/2/      1.02%
                                                         -------

1. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.
2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).

EXAMPLE
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
..  You invest $10,000 for the periods shown;
.. Your investment has a 5% return each year; and .. The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $104   $325    $563    $1,248

           FSV-4 Franklin Small Cap Value Securities Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Advisory Services, LLC (Advisory Services), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


William J. Lippman                       Mr. Lippman has been a manager of the Fund since its inception in 1998.
PRESIDENT, ADVISORY SERVICES             He has more than 30 years' experience in the securities industry and joined Franklin Templeton Investments in 1988.

Bruce C. Baughman                        Mr. Baughman has been a manager of the Fund since its inception in 1998,
SENIOR VICE PRESIDENT, ADVISORY SERVICES and has been with Franklin Templeton Investments since 1988.

Donald G. Taylor                         Mr. Taylor has been a manager of the Fund since its inception in 1998,
SENIOR VICE PRESIDENT, ADVISORY SERVICES and has been with Franklin Templeton Investments since 1996.

Margaret McGee                           Ms. McGee has been a manager of the Fund since its inception in 1998
VICE PRESIDENT, ADVISORY SERVICES        and has been with Franklin Templeton Investments since 1988.




The Fund pays Advisory Services a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.60% of the Fund's average daily net assets. Under an agreement by Advisory Services to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.57% of its average daily net assets to Advisory Services for its services. This reduction is required by the Board and an SEC order.


           FSV-5 Franklin Small Cap Value Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


     Class 2                                       Year ended December 31,
     ----------------------------------------------------------------------
                                                    2001   2000   1999/3/
                                                   -----------------------
     Per share data ($)
     Net asset value, beginning of year              9.81   7.88     7.97
                                                   -----------------------
       Net investment income/1/                       .08    .08      .05
       Net realized and unrealized gains (losses)    1.28   1.88     (.12)
                                                   -----------------------
     Total from investment operations                1.36   1.96     (.07)
                                                   -----------------------
       Distributions from net investment income      (.04)  (.03)    (.02)
       Distributions from net realized gains         (.24)    --       --
                                                   -----------------------
     Total distributions                             (.28)  (.03)    (.02)
                                                   -----------------------
     Net asset value, end of year                   10.89   9.81     7.88
                                                   -----------------------
     Total return (%)/2/                            13.79  25.02     (.90)

     Ratios/supplemental data
     Net assets, end of year ($ x 1,000)           34,282  7,209    1,263
     Ratios to average net assets: (%)
       Expenses                                      1.02   1.09  1.06/4/
       Net investment income                          .81    .90   .62/4/
     Portfolio turnover rate (%)                    40.54  42.47    61.23



1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. For the period January 6, 1999 (effective date) to December 31, 1999.


4. Annualized.


           FSV-6 Franklin Small Cap Value Securities Fund - Class 2

        Franklin Strategic Income Securities Fund

[LOGO] Goals and Strategies

GOALS The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. There are no set percentage limitations on the amount the Fund invests in any particular types of debt securities. Rather, the Fund actively and flexibly shifts its investments among various types of debt securities to respond to current and expected economic conditions, including:


..  high yield and investment grade corporate bonds;

..  foreign government and agency bonds, including emerging market bonds;

..  mortgage securities and other asset-backed securities;

.. convertible securities, including preferred stocks and bonds convertible into common stocks;

..  U.S. government bonds; and

..  preferred stock (non-convertible).

The Fund may invest up to 100% of its assets in high yield, lower-quality and defaulted debt securities (junk bonds). These securities are either rated below investment grade (below the top four long-term rating categories) by independent rating agencies such as Standard & Poor's Ratings Group (S&P(R)) and Moody's Investors Service, Inc. (Moody's), or are comparable unrated securities. Nevertheless, the Fund generally invests in non-investment grade debt securities rated at least Caa by Moody's or CCC by S&P(R) or unrated securities the Fund's manager determines are of comparable quality. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. Generally, lower-rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. Because issuers of lower-rated bonds tend to be heavily represented in particular sectors, the Fund may, from time to time, have significant investments in one or more sectors such as communications.
The Fund invests in many different securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities. In addition to U.S. Treasury notes and bonds, the Fund may have significant investments in mortgage-backed securities issued by agencies such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), or Federal Home Loan Mortgage Corporation (FHLMC), and asset-backed securities such as Small Business Administration obligations (SBA). The timely payment of principal and interest on U.S. Treasury securities, GNMAs, and SBAs are backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by FNMA, FHLMC, and certain other entities do not carry this guarantee.

A mortgage-backed security is an interest in a pool of mortgage loans. Most mortgage securities are pass-through securities, which means that they provide investors with monthly payments consisting of pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool. A convertible security is generally a debt security or preferred stock that may be converted into common stock.

Derivative investments, such as forward currency exchange contracts, may be used to help manage interest rate and currency risks, increase liquidity, or invest in a particular stock or bond in a more efficient way. The manager intends to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts (Hedging Instruments).

In addition to its main investments, the Fund also may invest in equity securities, largely common stock, or may receive other equities as a result of a corporate restructuring. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.

PORTFOLIO SELECTION The manager allocates its investments among the various types of debt available based on its assessment of changing economic, global market, industry, and issuer conditions. The manager uses a "top-down" analysis of macroeconomic trends, combined with a "bottom-up" fundamental analysis of market sectors, industries and issuers to take


--------------------------------------------------------------------------------
The Fund invests
primarily in U.S. and foreign bonds, including high yield, lower-rated bonds.

           FSI-1 Franklin Strategic Income Securities Fund - Class 2 advantage of varying sector reactions to economic events. For example, the manager evaluates business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, the manager conducts its own analysis of the security's intrinsic value rather than simply relying on the coupon rate or rating.

TEMPORARY INVESTMENTS   When the manager believes market or economic conditions
are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS




The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because they may find it more difficult to meet interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund. With respect to the
Fund's mortgage-backed securities, if rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, reducing the Fund's interest and yield.


CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, even securities supported by credit enhancements have the credit risk of the entity providing credit support.


Lower-rated securities. Junk bonds generally have more risk than higher-rated securities.



Issuers of high yield debt securities are not as strong financially as those with higher credit ratings. Such issuers typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates that could prevent them from making interest and principal payments. In addition, banks may tighten their credit standards, which may make it more difficult for issuers with weaker balance sheets to have access to capital to continue operations or to refinance their outstanding debt. If an issuer is not paying or stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may fall into, or are, in default.





The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by ratings agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.



           FSI-2 Franklin Strategic Income Securities Fund - Class 2


--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the Fund's debt securities. If rates rise the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.



Limited markets.   Markets which are generally considered to be liquid may
become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


MORTGAGE SECURITIES AND ASSET-BACKED SECURITIES Mortgage- and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, and refinancing or foreclosure on the underlying mortgage or other loans. Principal prepayments generally increase when interest rates fall. The Fund may be forced to reinvest returned principal at lower interest rates, and there may be less potential for capital appreciation. In periods of rising interest rates, prepayments can decline, thus extending the security's maturity, which may in turn cause the security's price to fall. Credit enhancements, if any, may be inadequate in the event of default.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Communications companies. The securities of communications companies may experience more price volatility and higher default rates than in some other industries or sectors. Communications companies are subject to a variety of risks, including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete or suffer disruption or failure; and governmental regulation affecting profitability.


           FSI-3 Franklin Strategic Income Securities Fund - Class 2

DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS The performance of derivative investments, which includes Hedging Instruments, depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates. Hedging Instruments used by this Fund may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The Fund is non-diversified as defined by the federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

           FSI-4 Franklin Strategic Income Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

FRANKLIN STRATEGIC INCOME SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

00 4.95%
01 3.94%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                   Since Inception
                                            1 Year     7/1/99
             -----------------------------------------------------
             Franklin Strategic Income
              Securities Fund - Class 2/1/  3.94%       4.61%
             Lehman Brothers U.S. Aggregate
              Index/2/                      8.44%       8.18%


1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 5/15/01, Class 2 Fund performance for prior periods represents the historical results of Class 1 Shares. For periods beginning on 5/15/01, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance. Past expense limitations increased the Fund's total returns.

2. Source: Standard & Poor's Micropal. Lehman Brothers U.S. Aggregate Index is an unmanaged index of fixed rate U.S. government and corporate bonds that are rated investment grade or higher, and have maturities of one year or more; and outstanding par value of $100 million for U.S. government issues and $50 million for others. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

           FSI-5 Franklin Strategic Income Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN STRATEGIC INCOME SECURITIES
FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES/1 /
(expenses deducted from Fund assets)

                                                       Class 2
                 ---------------------------------------------
                 Management fees                        0.42%
                 Distribution and service (12b-1) fees  0.25%
                 Other expenses                         0.34%
                                                       ------
                 Total annual Fund operating expenses   1.01%
                                                       ------
                 Management fee reduction/2/           (0.05%)
                                                       ------
                 Net annual Fund operating expenses/2/  0.96%
                                                       ------

1. Annualized (for the period May 15, 2001, commencement of sales, to December 31, 2001).
2. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $98    $306    $531    $1,178

           FSI-6 Franklin Strategic Income Securities Fund - Class 2


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.



MANAGEMENT TEAM  The team responsible for the Fund's management is:


Eric G. Takaha, CFA                Mr. Takaha has been a manager of the Fund since its inception in 1999,
VICE PRESIDENT, ADVISERS           and has been with Franklin Templeton Investments since 1989.
Chris Molumphy, CFA                Mr. Molumphy has been a manager of the Fund since its inception in
EXECUTIVE VICE PRESIDENT, ADVISERS 1999, and has been with Franklin Templeton Investments since 1988.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.42% of the Fund's average daily net assets. Under an agreement by Advisers reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.37% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

      Class 2                                     Year ended December 31,
      -------------------------------------------------------------------
                                                          2001/4/
                                                           -----
      Per share data ($)
      Net asset value, beginning of year                   10.14
                                                           -----
        Net investment income/1, 2/                          .45
        Net realized and unrealized losses/2/               (.31)
                                                           -----
      Total from investment operations                       .14
                                                           -----
        Distributions from net investment income            (.46)
                                                           -----
      Net asset value, end of year                          9.82
                                                           -----
      Total return (%)/3/                                   1.38

      Ratios/supplemental data
      Net assets, end of year ($ x 1,000)                     48
      Ratios to average net assets: (%)
        Expenses                                             .96/5/
        Net investment income/2/                            7.05/5/
      Portfolio turnover rate (%)                          30.32/6/


1. Based on average shares outstanding.

2. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.008, and a decrease in the ratio of net investment income to average net assets by .13% for the year ended December 31, 2001.

3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

4. For the period May 15, 2001 (commencement of sales) to December 31, 2001.

5. Annualized.
6. Excludes mortgage dollar roll transactions.

           FSI-7 Franklin Strategic Income Securities Fund - Class 2

        Franklin Technology Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL   The Fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of companies expected to benefit from the development, advancement, and use of technology. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund's investments may include, for example, companies in the following areas:

          . Semiconductors, semiconductor fabrication equipment, and precision instruments;

          .  Packaged software;

.. Information technology services, including Internet services, data processing, technology consulting and implementation, and electronics distributors;

..  Computing hardware, peripherals, and electronic components;

..  Telecommunications, including communications equipment and services;

..  Health technology and biotechnology;

..  Aerospace and defense technologies; and

.. Media and information services, including cable television, broadcasting, satellite and media content.

The Fund may invest in companies of any size, and may invest a significant portion of its assets in smaller companies. The Fund may invest up to 35% of its total assets in foreign securities, but currently intends to limit these investments to approximately 10%-15%.

When suitable opportunities are available, the Fund also may invest in initial public offerings (IPOs) of securities, and may invest a very small portion of its assets in private or illiquid securities, such as late stage venture capital financings. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks and securities convertible into common stock are examples of equity securities.

PORTFOLIO SELECTION   The manager is a research driven, fundamental investor,
pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the manager chooses companies that it believes are positioned for rapid growth in revenues, earnings or assets. The manager relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages. Such advantages as a particular marketing niche, proven technology, strong management, and industry leadership are all factors the manager believes point to strong growth potential.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund concentrates in equity securities of technology companies.

              FT-1 Franklin Technology Securities Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           TECHNOLOGY COMPANIES By concentrating in the industries in the technology sector, the Fund carries much greater risks of adverse developments in that sector than a fund that invests in a wide variety of industries. Prices often change collectively without regard to the merits of individual companies. Technology company stocks can be subject to abrupt or erratic price movements and historically have been more volatile than other securities, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.


STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


GROWTH STYLE INVESTING Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks also may be more expensive relative to their earnings or assets compared to value or other stocks. Because the Fund's manager uses an aggressive growth strategy, an investment in the Fund involves greater risk and more volatility than an investment in a less aggressive growth fund.


FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations on currency exchange rates; devaluations by governments; and the new euro currency), country risks (political, social and economic instability, for example, regional conflicts, terrorism and war; currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), and company risks (different trading practices; less government supervision; less publicly available information; limited trading markets and greater volatility).



SMALLER COMPANIES While smaller companies may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions, including increases in interest rates because borrowing rates go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain.


For example, smaller companies may lack depth of management or may have limited financial resources for growth or development. They may have limited product lines or market share. Smaller companies may be in new industries, or their new products or services may not find an established market or may rapidly become obsolete. Smaller companies' securities may be less liquid which may adversely affect their price. Investments in these companies may be considered speculative.

IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.


--------------------------------------------------------------------------------
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

              FT-2 Franklin Technology Securities Fund - Class 2

DIVERSIFICATION The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified Fund. Therefore, the Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

PORTFOLIO TURNOVER The Fund's portfolio turnover rate may exceed 100% annually, which may involve additional expenses to the Fund, including portfolio transaction costs.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

              FT-3 Franklin Technology Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN TECHNOLOGY SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
01    -29.59%

Best
Quarter:
Q4 '01
46.43%

Worst
Quarter:
Q3 '01
-41.57%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                         Since
                                                       Inception
                                               1 Year  5/1/2000
                ------------------------------------------------
                Franklin Technology Securities
                 Fund - Class 2/1/             -29.59%  -31.42%
                S&P 500 Index/2/               -11.88%  -12.04%
                NASDAQ Composite Index/2/      -20.13%  -32.90%
                Merrill Lynch 100 Technology
                 Index/2/                      -32.44%  -42.89%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 9/1/00, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 9/1/00, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. We are replacing the S&P 500 Index with the NASDAQ Composite Index as the new index better reflects the Fund's holdings in technology companies. The NASDAQ Composite Index is a value weighted index and consists of all NASDAQ domestic and non-US based common stocks listed on the NASDAQ Stock Market. The Merrill Lynch 100 Technology Index is an equally weighted index of 100 actively traded technology stocks and American Depositary Receipts. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


              FT-4 Franklin Technology Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN TECHNOLOGY SECURITIES FUND -CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees                           0.55%
                Distribution and service (12b-1) fees/1/  0.25%
                Other expenses                            0.51%
                                                         ------
                Total annual Fund operating expenses      1.31%
                                                         ------
                Management fee reduction/2/              (0.03%)
                                                         ------
                Net annual Fund operating expenses/2/     1.28%
                                                         ------

1. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.
2. The manager has agreed in advance to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $130   $406    $702    $1,546


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Ian Link, CFA                   Mr. Link has been a manager of the Fund since its inception, and has been
VICE PRESIDENT, ADVISERS        with Franklin Templeton Investments since 1989.

Robert Dean, CFA                Mr. Dean has been a manager of the Fund since September 2000. He
PORTFOLIO MANAGER, ADVISERS     joined Franklin Templeton Investments in February 1995.

Conrad Herrmann, CFA            Mr. Herrmann has been a manager of the Fund since its inception, and has
SENIOR VICE PRESIDENT, ADVISERS been with Franklin Templeton Investments since 1989.



The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.55% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.52% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


              FT-5 Franklin Technology Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

                                                      Year ended
            Class 2                                  December 31,
            ---------------------------------------------------------
                                                   2001   2000/3/
                                                  ------  ------
            Per share data ($)
            Net asset value, beginning of year      7.57   13.13
                                                  ------  ------
              Net operating loss/1/                 (.03)   (.01)
              Net realized and unrealized losses   (2.21)  (5.55)
                                                  ------  ------
            Total from investment operations       (2.24)  (5.56)
                                                  ------  ------
            Net asset value, end of year            5.33    7.57
                                                  ------  ------
            Total return (%)/2/                   (29.59) (42.35)

            Ratios/supplemental data
            Net assets, end of year ($ x 1,000)    8,740   1,855
            Ratios to average net assets: (%)
              Expenses                              1.28    1.24/4/
              Net operating loss                    (.52)   (.29)/4/
            Portfolio turnover rate (%)           179.25  106.77

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period September 1, 2000 (commencement of sales) to December 31,
2000.
4. Annualized.

              FT-6 Franklin Technology Securities Fund - Class 2

        Franklin U.S. Government Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is income.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in U.S. government securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund currently invests primarily in fixed and variable rate mortgage-backed securities, a substantial portion of which is in Government National Mortgage Association obligations ("Ginnie Maes").


           Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments. Ginnie
Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and interest on the mortgages in the pool, and does not apply to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. Ginnie Mae yields (interest income as a percent of price) have historically exceeded the current yields on other types of U.S. government securities with comparable maturities, although interest rate changes and unpredictable prepayments can greatly change total return.

In addition to Ginnie Maes, the Fund may invest in mortgage-backed securities issued or guaranteed by the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or other U.S. government agencies. The Fund also may invest in U.S. government securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration, and obligations of the Tennessee Valley Authority
(TVA). Finally, the Fund may invest in U.S. Treasury bonds, notes and bills, and securities issued by U.S. government agencies or authorities. Securities issued or guaranteed by FNMA, FHLMC, TVA and certain other entities are not backed by the full faith and credit of the U.S. government, but are generally supported by the creditworthiness of the issuer.

These debt securities may be fixed-rate, adjustable-rate, a hybrid of the two, or zero coupon securities. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The zero coupon bonds purchased by the Fund are typically those which are issued or created by the U.S. government or its agencies, where the interest coupons have been "stripped off" a bond and the rights to principal and interest payments are sold separately. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest.


PORTFOLIO SELECTION The manager generally buys, and holds, high quality income securities. Using this straightforward approach, the manager seeks to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities.


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in mortgage-backed U.S. government securities.

                 FUS-1 Franklin U.S. Government Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.


           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Zero coupon bonds are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying bonds or notes for comparable maturities. In general, securities with longer maturities are more sensitive to these price changes. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

GINNIE MAES Ginnie Maes, and other mortgage and asset-backed securities, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage or other loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The Fund may be forced to reinvest returned principal at lower interest rates, reducing the Fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal payments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase volatility of the Fund's returns and share price.

CREDIT The Fund's investments in securities which are not backed by the full faith and credit of the U.S. government depend upon the ability of the issuing agency or instrumentality to meet interest or principal payments, and may not permit recourse against the U.S. Treasury. Accordingly, the issuers of some securities considered to be U.S. government securities may be unable to make principal and interest payments when due.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money over short or even extended periods.

                 FUS-2 Franklin U.S. Government Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN U.S. GOVERNMENT FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92    8.29%
93    9.71%
94   -4.55%
95   19.46%
96    3.62%
97    9.31%
98    7.44%
99   -1.10%
00   11.39%
01    7.37%

Best
Quarter:
Q2 '95
6.53%

Worst
Quarter:
Q1 '94
-4.24%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 Year 5 Years 10 Years
              ---------------------------------------------------
              Franklin U.S. Government
               Fund - Class 2/1/          7.37%   6.79%   6.91%
              Lehman Brothers
               Intermediate Government
               Bond Index/2/              8.42%   7.06%   6.65%
              Lipper VIP U.S. Government
               Funds Objective Average/2/ 5.77%   5.90%   5.82%


1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal; Lipper Inc. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. Lipper VIP U.S. Government Funds Objective Average is an equally weighted average calculation for all Funds within the Lipper U.S. Government Funds Prospective Investment Objective Classification. Lipper calculations do not include Fund expenses and may have been different had such expenses been included. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


                 FUS-3 Franklin U.S. Government Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
               -------------------------------------------------
               Management fees/1/                         0.51%
               Distribution and services (12b-1) fees/2/  0.25%
               Other expenses                             0.02%
                                                          -----
               Total annual Fund operating expenses       0.78%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25%.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $80    $249    $433     $966


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Jack Lemein                        Mr. Lemein has been a manager of the Fund since its inception in 1989,
EXECUTIVE VICE PRESIDENT, ADVISERS and has more than 30 years' experience in the securities industry.

Roger Bayston, CFA                 Mr. Bayston has been a manager of the Fund since 1993, and has been
SENIOR VICE PRESIDENT, ADVISERS    with Franklin Templeton Investments since 1991.

Kent C. Burns, CFA                 Mr. Burns has been a manager of the Fund since March 2002,
PORTFOLIO MANAGER, ADVISERS        and has been with Franklin Templeton Investments since 1994.

Douglas R. Magowan                 Mr. Magowan has been a manager of the Fund since March 2002, and
PORTFOLIO MANAGER, ADVISERS        has been with Franklin Templeton Investments since 1993.


The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.51% of its average daily net assets to the Advisers for its services.

                 FUS-4 Franklin U.S. Government Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

    Class 2                                        Year ended December 31,
    ------------------------------------------------------------------------
                                                    2001    2000   1999/5/
                                                  -------------------------
    Per share data ($)
    Net asset value, beginning of year               13.11  11.78    13.89
                                                  -------------------------
      Net investment income/1/                      .75/3/    .77      .77
      Net realized and unrealized gains (losses)    .18/3/    .57     (.92)
                                                  -------------------------
    Total from investment operations                   .93   1.34     (.15)
                                                  -------------------------
    Distributions from net investment income          (.96)  (.01)   (1.96)
                                                  -------------------------
    Net asset value, end of year                     13.08  13.11    11.78
                                                  -------------------------
    Total return (%)/2/                               7.37  11.39    (1.10)

    Ratios/supplemental data
    Net assets, end of year ($ x 1,000)             23,356  3,961    1,877
    Ratios to average net assets: (%)
      Expenses                                         .78    .77   .77/6/
      Net investment income                        5.69/3/   6.22  5.95/6/
    Portfolio turnover rate (%)                   29.09/4/   6.28     7.90

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in an increase to net investment income and a corresponding decrease to the net realized and unrealized gains in the amount of $.016, and an increase in the ratio of net investment income to average net assets by .12% for the year ended December 31, 2001.

4. Excludes mortgage dollar rolls transactions.
5. For the period January 6, 1999 (effective date) to December 31, 1999.
6. Annualized.

                 FUS-5 Franklin U.S. Government Fund - Class 2

        Franklin Zero Coupon Funds:
        maturing in December 2005, 2010

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL Each Fund's investment goal is to provide as high an investment return as is consistent with capital preservation.


           MAIN INVESTMENTS Under normal market conditions, each Fund will invest at least 80% of its net assets in zero coupon debt securities. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. Of course, as a Fund approaches its Target Date, its investments will be made up of increasingly larger amounts of short-


term money market investments, including cash and cash equivalents.


Each Fund invests primarily in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, and its agencies and authorities. The Fund also may invest a lesser amount in zero coupon securities issued by U.S. companies and stripped eurodollar obligations, which are U.S. dollar denominated debt securities typically issued by foreign subsidiaries of U.S. companies.



A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Zero coupon securities are debt securities that make no periodic interest payments but instead are sold at substantial discounts from their value at maturity. The buyer receives the rate of return by the gradual appreciation of the zero coupon bond, which is redeemed at face value on the specified maturity date.

Stripped securities result from the separation of a bond's interest coupons from the obligation to repay principal. An "interest only" strip is, in essence a zero coupon bond, which has only the right to the repayment of principal. Stripped U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely payment of principal and does not apply to the market prices and yields of the zero coupon bonds or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. When the Fund invests in other than stripped U.S. Treasury securities, the zero coupon bonds will be rated at least A by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Services, Inc. or, if unrated, securities determined by the manager to be comparable.

PORTFOLIO SELECTION In selecting investments for the Funds, the manager seeks to keep the average duration of each Fund to within twelve months of each Fund's maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. By balancing investments with slightly longer and shorter durations, the manager believes it can reduce its unknown "reinvestment risk." Since each Fund will not be invested entirely in zero coupon securities maturing on the Target Date but also will invest in money market securities, there will be some reinvestment risk and liquidation costs.



TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

MATURITY Each Fund matures on the third Friday of December of its specific maturity year (Target Date). On each Fund's Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If an investor does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owners will be notified of such event.


--------------------------------------------------------------------------------

Each Fund seeks to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific date in the future by investing primarily in U.S. zero coupon securities.


                   FZ-1 Franklin Zero Coupon Funds - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS


Each Fund's main risks may affect its share price, its distributions or income and, therefore, the Fund's performance.


If Fund shares are redeemed prior to the maturity of the Fund, an investor may receive a significantly different investment return than anticipated at the time of purchase. Therefore, the Zero Coupon Funds may not be appropriate for contract owners who do not plan to invest for the long term or until maturity.

           INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. Because zero coupon securities do not pay interest, the market value of zeros can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. When interest rates fall, however, zeros rise more rapidly in value. In general, securities with longer maturities usually are more sensitive to price changes. Thus, the Zero Coupon Fund 2010 may experience more volatility in its share price than the Zero Coupon Fund 2005. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments or the proceeds from a matured debt security, resulting in less income received by the Fund.

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

More detailed information about the Funds, their policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Changes in interest rates affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

                   FZ-2 Franklin Zero Coupon Funds - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

Because Class 2 shares were not offered for fiscal year 2001, the Funds' Class 1 performance is shown. These bar charts and tables show the volatility of the Funds' returns, which is one indicator of the risks of investing in the Funds. The bar charts show changes in the Funds' returns from year to year over the past ten calendar years or since the Funds' inception. The tables show how the Funds' average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Funds are an investment option. If they had been included, performance would be lower.
                                    [CHART]

FRANKLIN ZERO COUPON FUND 2005
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92    12.29%
93    22.21%
94    -9.57%
95    31.76%
96    -0.50%
97    11.37%
98    12.53%
99    -5.88%
00    12.56%
01     8.93%

Best
Quarter:
Q2 '95
11.93%

Worst
Quarter:
Q1 '94
-8.15%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 Year 5 Years 10 Years
               --------------------------------------------------
               Franklin Zero Coupon Fund,
                2005 - Class 1/1/         8.93%   7.66%   8.93%
               Merrill Lynch 5-year Zero
                Coupon Bond Total Return
                Index/2/                  8.37%   7.71%   7.35%


1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Merrill Lynch Zero Coupon Bond Total Return Index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price. One cannot invest directly in an index nor is an index representative of the Fund's investments.


                   FZ-3 Franklin Zero Coupon Funds - Class 2

                                    [CHART]

FRANKLIN ZERO COUPON FUND 2010
CLASS 1 ANNUAL TOTAL RETURNS/1/

Year
92     12.50%
93     25.47%
94    -10.97%
95     42.79%
96     -2.69%
97     16.57%
98     14.45%
99    -12.24%
00     18.72%
01      5.62%

Best
Quarter:
Q2 '95
16.03%

Worst
Quarter:
Q1 '96
-10.09%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                          1 Year 5 Years 10 Years
               --------------------------------------------------
               Franklin Zero Coupon Fund,
                2010 - Class 1/1/         5.62%   7.98%   9.87%
               Merrill Lynch 10-year Zero
                Coupon Bond Total Return
                Index/2/                  3.50%   8.58%   8.96%


1. All Fund performance assumes reinvestment of dividends and capital gains.

2. Source: Standard & Poor's Micropal. The unmanaged Merrill Lynch Zero Coupon Bond Total Return Index includes zero coupon bonds that pay no interest and are issued at a discount from redemption price. One cannot invest directly in an index nor is an index representative of the Fund's investments.


                   FZ-4 Franklin Zero Coupon Funds - Class 2


                                    [GRAPHIC]

                                PAST PERFORMANCE

Because Class 2 shares were not offered for fiscal year 2001, the Funds' Class 1 performance is shown. These bar charts and tables show the volatility of the Funds' returns, which is one indicator of the risks of investing in the Funds. The bar charts show changes in the Funds' returns from year to year over the past ten calendar years or since the Funds' inception. The tables show how the Funds' average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Funds are an investment option. If they had been included, performance would be lower.

                                    [GRAPHIC]

                                FEES AND EXPENSES


FRANKLIN ZERO COUPON FUNDS - CLASS 2: MATURING IN DECEMBER 2005, 2010

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables and the examples do not include any fees or sales charges imposed by the variable insurance contract for which the Funds are investment options. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                             Franklin Zero Franklin Zero
                                                Coupon        Coupon
        Class 2                               Fund, 2005    Fund, 2010
        ----------------------------------------------------------------
        Maximum sales charge (load) imposed
         on purchases                            0.00%         0.00%
        Maximum deferred sales charge (load)     0.00%         0.00%

ANNUAL FUND OPERATING EXPENSES/1/
(expenses deducted from Fund assets)

                                                 Zero Coupon Zero Coupon
        Class 2                                  Fund, 2005  Fund, 2010
        ----------------------------------------------------------------
        Management fees/1/                          0.63%       0.63%
        Distribution and service (12b-1) fees/2/    0.25%       0.25%
        Other expenses                              0.05%       0.05%
                                                 -----------------------
        Total annual Fund operating expenses        0.93%       0.93%
                                                 -----------------------

1. Operating expenses are estimates based on Class 1 expenses, except for rule 12b-1 fees which are based on current set rates.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. They assume:

..  You invest $10,000 for the periods shown;

..  Each investment has a 5% return each year; and

..  Each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year 3 Years 5 Years 10 Years
              ----------------------------------------------------
              Franklin Zero Coupon
               Fund 2005 - Class 2  $95    $296    $515    $1,143
              Franklin Zero Coupon
               Fund 2010 - Class 2  $95    $296    $515    $1,143


                   FZ-5 Franklin Zero Coupon Funds - Class 2


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Funds' investment manager.

MANAGEMENT TEAM  The team responsible for the Funds' management is:


Roger Bayston, CFA                 Mr. Bayston has been a manager of the Funds since 1999, and has been
SENIOR VICE PRESIDENT, ADVISERS    with Franklin Templeton Investments since 1991.

Jack Lemein                        Mr. Lemein has been a manager of the Funds since their inception in
EXECUTIVE VICE PRESIDENT, ADVISERS 1989, and has more than 30 years' experience in the securities industry.

Kent C. Burns, CFA                 Mr. Burns has been a manager of the Funds since March 2002, and has
PORTFOLIO MANAGER, ADVISERS        been with Franklin Templeton Investments since 1994.

Douglas R. Magowan                 Mr. Magowan has been a manager of the Funds since March 2002, and
PORTFOLIO MANAGER, ADVISERS        has been with Franklin Templeton Investments since 1993.


Each Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, each Fund paid 0.63% of its average daily net assets to Advisers for its services.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

        Mutual Discovery Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is capital appreciation.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies of any nation that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).
Following this value-oriented strategy, the Fund primarily invests in:

..  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

.. Restructuring Companies. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers.

.. Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.


           In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums governing the size of the companies in which it may invest. However, the Fund invests primarily in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a significant portion of its assets in small capitalization companies.



Under normal market conditions, the Fund invests primarily in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.


While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund may invest 50% or more of its total assets in foreign investments, which may include sovereign debt and participations in foreign government debt. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest.

The Fund generally seeks to hedge (protect) against currency risks largely using forward foreign currency exchange contracts (Hedging Instruments), where available, and when, in the manager's opinion, it would be advantageous to the Fund to do so.

The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund also may purchase trade claims and other similar direct obligations or claims against a company in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or service to the company.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


--------------------------------------------------------------------------------
The Fund invests primarily in common stocks of U.S. and foreign companies the manager believes are undervalued.

                MD-1 Mutual Discovery Securities Fund - Class 2

TEMPORARY INVESTMENTS The manager may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in short-term, highly liquid money market instruments, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


VALUE STYLE INVESTING Value security prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may decline even further.

           The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered "cheap" in the manager's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.


RESTRUCTURING AND DISTRESSED COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the Fund invests will be completed on the terms contemplated, and will therefore, benefit the Fund. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default, or close to default and may become worthless.


FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates. Many of the Fund's investments are issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings to the extent such risks are not successfully hedged. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.



--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                MD-2 Mutual Discovery Securities Fund - Class 2

Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.


Limited markets. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.




SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.


CREDIT  An issuer may be unable to make interest payments or repay principal.


Lower-rated and unrated debt securities, including indebtedness and participations. Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the issuer's operations and to rating changes, and in the case of companies, typically rise and fall in response to factors that affect their stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The Fund may lose its entire investment in defaulted bonds.



HEDGING INSTRUMENTS Hedging instruments used by this Fund are considered derivative investments which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out its position because the trading market becomes illiquid.


ILLIQUID SECURITIES The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

                MD-3 Mutual Discovery Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

MUTUAL DISCOVERY SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
97    19.37%
98    -5.00%
99    23.49%
00    10.21%
01     0.23%

Best
Quarter:
Q4 '99
14.45%

Worst
Quarter:
Q3 '98
-20.97%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                     1 Year  5 Years 11/08/96
                 ---------------------------------------------
                 Mutual Discovery
                  Securities Fund -
                  Class 2/1/           0.23%  9.12%    9.27%
                 S&P 500 Index/2/    -11.88% 10.70%   11.12%
                 MSCI World Index/2/ -16.52%  5.74%    6.07%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. The Morgan Stanley Capital International (MSCI) World Index measures the equity securities in the developed markets globally. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

                MD-4 Mutual Discovery Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


MUTUAL DISCOVERY SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees                           0.80%
                Distribution and service (12b-1) fees/1/  0.25%
                Other expenses                            0.22%
                                                          -----
                Total annual Fund operating expenses      1.27%
                                                          -----

1. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $129   $403    $697    $1,535


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, New Jersey 07078, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


David J. Winters, CFA                 Mr. Winters has been a manager of the Fund since 1998, and has been with
PRESIDENT,CHIEF EXECUTIVE OFFICER AND Franklin Templeton Investments since 1996. Before November 1996, Mr.
CHIEF INVESTMENT OFFICER, FRANKLIN    Winters was employed as a research analyst for Heine Securities
MUTUAL                                Corporation, the predecessor of Franklin Mutual.

Timothy Rankin, CFA                   Mr. Rankin has been an assistant portfolio manager of the Fund since May
ASSISTANT PORTFOLIO MANAGER,          2001, and has been with Franklin Templeton Investments since 1997.
FRANKLIN MUTUAL                       Before August 1997, Mr. Rankin was a research analyst and portfolio manager for Glickenhaus & Co.


The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

                MD-5 Mutual Discovery Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

   Class 2                                       Year Ended December 31,
   ---------------------------------------------------------------------------
                                               2001        2000     1999/4/
                                               -----       -----    ------
   Per share data ($)
   Net asset value, beginning of year          14.50       13.54     11.65
                                               -----       -----    ------
     Net investment income/1/                    .13         .22       .11
     Net realized and unrealized gains           .01        1.14      2.15
                                               -----       -----    ------
   Total from investment operations              .14        1.36      2.26
                                               -----       -----    ------
     Distributions from net investment income   (.29)       (.40)     (.37)
     Distributions from net realized gains     (1.85)         --        --
                                               -----       -----    ------
   Total distributions                         (2.14)       (.40)     (.37)
                                               ------------------------------
   Net asset value, end of year                12.50       14.50     13.54
                                               ------------------------------
   Total return (%)/2/                           .24       10.21     19.68
   Ratios/supplemental data
   Net assets, end of year ($ x 1,000)         5,681       1,035       413
   Ratios to average net assets: (%)
     Expenses                                   1.27/3/     1.27/3/   1.27/5/
     Net investment income                      1.03        1.59       .94/5/
   Portfolio turnover rate (%)                 64.58       74.77    104.69

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. Excluding dividend expenses on securities sold short, the ratio of expenses to average net assets would have been 1.25% and 1.23% for the years ended December 31, 2001 and 2000, respectively.
4. For the period January 6, 1999 (effective date) to December 31, 1999.
5. Annualized.

                MD-6 Mutual Discovery Securities Fund - Class 2

        Mutual Shares Securities Fund

[LOGO] Goals and Strategies

GOALS The Fund's principal investment goal is capital appreciation. Its secondary goal is income.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in:

..  Undervalued Stocks. Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

.. Restructuring Companies. Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

.. Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.


           In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums governing the size of the companies in which it may invest. However, the Fund invests primarily in medium and large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a significant portion of its assets in small capitalization companies.



Under normal market conditions the Fund invests primarily in equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.




While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of lower-rated or defaulted debt securities (junk bonds), or comparable unrated debt securities, or the purchase of the direct indebtedness (or participations in the indebtedness) of such companies. A debt security obligates the issuer to the bondholders or creditors, both to repay a loan of money at a future date and generally to pay interest. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes such investments to achieve capital appreciation rather than to seek income.

The Fund also may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.


The Fund currently intends to invest up to approximately 25% of its total assets in foreign investments. The Fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, (Hedging Instruments), where available, and when, in the manager's opinion, it would be advantageous to the Fund to do so.


PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Similarly, debt securities, including indebtedness, participations, and trade claims, are generally selected based on the manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security or investment. The manager examines each investment separately and

--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of U.S. companies the manager believes are undervalued.


                 MS-1 Mutual Shares Securities Fund - Class 2 there are no set criteria as to specific value parameters, asset size, earnings or industry type.


TEMPORARY INVESTMENTS The manager may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in short-term, highly liquid money market instruments, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goals.


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


           VALUE STYLE INVESTING Value security prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt securities of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The manager may invest in such securities if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value securities may not increase in value as anticipated by the manager and may decline even further.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered "cheap" in the manager's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market.


RESTRUCTURING AND DISTRESSED COMPANIES There can be no assurance that any merger or other restructuring, or tender or exchange offer proposed at the time the Fund invests will be completed on the terms contemplated and will therefore, benefit the Fund. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default or close to default and may become worthless.


FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Certain of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings to the extent such risks are not successfully hedged. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, diplomatic



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                 MS-2 Mutual Shares Securities Fund - Class 2 and political developments (including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war) and expropriation. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



SMALLER COMPANIES While smaller companies, and to some extent mid-size companies, may offer opportunities for capital growth, they also have significant risk. Historically, smaller company securities have been more volatile in price and have fluctuated independently from larger company securities, especially over the short term. Smaller or relatively new companies can be particularly sensitive to changing economic conditions including increases in interest rates because borrowing costs go up and it may be more difficult for them to obtain credit to expand, and their growth prospects may be less certain and their securities are less liquid. These companies may suffer significant losses, and can be considered speculative.


CREDIT  An issuer may be unable to make interest payments or repay principal.

Lower-rated and unrated debt securities, including indebtedness and participations. Junk bonds generally have more risk, fluctuate more in price, and are less liquid than higher rated securities. Prices are especially sensitive to developments affecting the company's business and to rating changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness. The Fund may lose its entire investment in defaulted bonds.

HEDGING INSTRUMENTS Hedging Instruments used by this Fund are considered derivative investments. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

ILLIQUID SECURITIES The Fund may invest up to 15% of its net assets in illiquid securities, which are securities with a limited trading market. Illiquid securities may not be readily sold or may only be resold at a price significantly lower than if they were liquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.

                 MS-3 Mutual Shares Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.
                                    [CHART]

MUTUAL SHARES SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
97    17.73%
98     0.09%
99    13.58%
00    13.25%
01     7.04%

Best
Quarter:
Q4 '98
12.94%

Worst
Quarter:
Q3 '98
-17.65%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                          Since
                                                        Inception
                                        1 Year  5 Years 11/08/96
               --------------------------------------------------
               Mutual Shares Securities
                Fund - Class 2/1/         7.04% 10.16%   10.60%
               S&P 500 Index/2/         -11.88% 10.70%   11.12%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES

MUTUAL SHARES SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)


                                                         Class 2
                ------------------------------------------------
                Management fees                           0.60%
                Distribution and service (12b-1) fees/1/  0.25%
                Other expenses                            0.19%
                                                          -----
                Total annual Fund operating expenses      1.04%
                                                          -----

1. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $106   $331    $574    $1,272

                 MS-4 Mutual Shares Securities Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


David J. Winters, CFA                  Mr. Winters has been a manager of the Fund since August 2001, and has
PRESIDENT, CHIEF EXECUTIVE OFFICER AND been with Franklin Templeton Investments since 1996. Before November
CHIEF INVESTMENT OFFICER,              1996, Mr. Winters was employed as a research analyst for Heine Securities
FRANKLIN MUTUAL                        Corporation, the predecessor of Franklin Mutual.

Timothy Rankin, CFA                    Mr. Rankin has been an assistant portfolio manager of the Fund since
ASSISTANT PORTFOLIO MANAGER,           August 2001, and has been with Franklin Templeton Investments since
FRANKLIN MUTUAL                        1997. Before August 1997, Mr. Rankin was a research analyst and portfolio manager for Glickenhaus & Co.

Debbie Turner, CFA                     Ms. Turner has been an assistant portfolio manager of the Fund since
ASSISTANT PORTFOLIO MANAGER,           August 2001, and has been with Franklin Templeton Investments since
FRANKLIN MUTUAL                        June 1993.


The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.60% of its average daily net assets to Franklin Mutual for its services.

--------------------------------------------------------------------------------

                 MS-5 Mutual Shares Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

   Class 2                                        Year ended December 31,
   --------------------------------------------------------------------------
                                                2001       2000     1999/4/
                                               -------    ------    ------
   Per share data ($)
   Net asset value, beginning of year            14.22     13.25    12.36
                                               -------    ------    ------
     Net investment income/1/                      .15       .26      .16
     Net realized and unrealized gains             .88      1.41     1.07
                                               -------    ------    ------
   Total from investment operations               1.03      1.67     1.23
                                               -------    ------    ------
     Distributions from net investment income     (.28)     (.37)    (.34)
     Distribution from net realized gains         (.94)     (.33)      --
                                               -------    ------    ------
   Total distributions                           (1.22)     (.70)    (.34)
   Net asset value, end of year                  14.03     14.22    13.25
                                               -------    ------    ------
   Total return (%)/2/                            7.04     13.25     9.91

   Ratios/supplemental data
   Net assets, end of year ($ x 1,000)         262,621    37,087    5,716
   Ratios to average net assets: (%)
     Expenses                                     1.04/3/   1.05/3/  1.04/5/
     Net investment income                        1.04      1.96     1.26/5/
   Portfolio turnover rate (%)                   54.73     66.67    80.02

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. Excluding dividend expense on securities sold short, the ratios of expenses to average net assets would have been 1.03% and 1.02% for the years ended December 31, 2001 and 2000, respectively.
4. For the period January 6, 1999 (effective date) to December 31, 1999.
5. Annualized.

                 MS-6 Mutual Shares Securities Fund - Class 2

        Templeton Developing Markets Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is long-term capital appreciation.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy.


Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets, in emerging market countries.

           Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, or countries with a stock market capitalization of less than 3%
of the Morgan Stanley Capital International World Index. These countries are typically located in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The manager generally seeks to diversify across both countries and sectors, but may sometimes have significant investments in one or more countries and/or sectors, in part because in some countries particular sectors dominate. Emerging market equity securities and emerging market countries are more fully described in the SAI.

An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.


In addition to its main investments, the Fund may invest up to 20% of its net assets in investments of developed market countries. The Fund may also use various derivative strategies to a minor extent, although it does not currently anticipate doing so; any such use would be limited to less than 5% of the Fund's net assets.


PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the Fund's manager may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, the manager focuses on the market price of a company's securities relative to its evaluation of the company's potential long-term (typically 5 years) earnings, asset value, cash flow, and balance sheet. A company's historical value measures, including price/earnings ratio, book value, profit margins and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS   When the manager believes market or economic conditions
are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency investments. Such investments may be medium-term (less than 5 years for this
Fund) or short-term, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.
        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS


The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as


--------------------------------------------------------------------------------
The Fund invests primarily in equity securities of companies located in, or that have their principal activities in, emerging market countries.

          TD-1 Templeton Developing Markets Securities Fund - Class 2 anticipated by the manager and may even decline further.

           FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. Emerging markets in particular can experience significant price volatility in any given year, and even daily. The Fund should be thought of as a long-term investment for the aggressive portion of a well-diversified portfolio.


Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the Euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems a nd brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:



..  Political and social uncertainty


..  Currency exchange rate volatility

..  Pervasiveness of corruption and crime

..  Delays in settling portfolio transactions

..  Risk of loss arising out of systems of share registration and custody


.. Markets that are comparatively smaller and less liquid than developed markets. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


.. Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.


.. Currency and capital controls and restrictions (which may have an adverse affect on the value of the securities of companies that trade or operate in emerging market countries)


..  Greater sensitivity to interest rate changes


INTEREST RATE Rate changes can be sudden and unpredictable and may have an effect on the countries and companies in which the Fund normally invests. Similarly, emerging market economies may be especially sensitive to interest rate changes.


DERIVATIVE SECURITIES Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with emerging market conditions and currencies, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

          TD-2 Templeton Developing Markets Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

TEMPLETON DEVELOPING MARKETS SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
97   -29.33%
98   -21.03%
99    53.27%
00   -32.04%
01    -8.08%

Best
Quarter:
Q2 '99
32.29%

Worst
Quarter:
Q4 '97
-30.61%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001


                                                        Since
                                                      Inception
                                       1 Year 5 Years 03/04/96
                -----------------------------------------------
                Templeton Developing
                 Markets Securities
                 Fund - Class 2/1/     -8.08% -11.78%  -11.10%
                MSCI Emerging
                 Markets Free Index/2/ -2.37%  -5.74%   -4.86%
                S&P/IFC Investable
                 Composite Index/2/     1.77%  -5.05%   -3.85%


Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the 5/1/00 merger reflects the historical performance of Templeton Developing Markets Fund. In addition, because Class 2 shares were not offered until 5/1/97, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted equity index of equity securities in emerging markets globally. The S&P/International Finance Corporation's (IFC) Investable Composite Index is an emerging markets index that is weighted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.


          TD-3 Templeton Developing Markets Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher.
Investors should consult the contract prospectus or disclosure document for more information.



SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 2
                 ---------------------------------------------
                 Management fees                        1.25%
                 Distribution and service (12b-1) fees  0.25%
                 Other expenses                         0.32%
                                                        -----
                 Total annual Fund operating expenses   1.82%
                                                        -----

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $185   $573    $985    $2,137



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

Templeton Asset Management Ltd. (TAML), 2 Exchange Square, Hong Kong, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:


Dr. J. Mark Mobius      Dr. Mobius has been a manager of the Fund since its inception in 1994,
MANAGING DIRECTOR, TAML and has been with Franklin Templeton Investments since 1987.
Tom Wu                  Mr. Wu has been a manager of the Fund since its inception in 1994, and
DIRECTOR, TAML          has been with Franklin Templeton Investments since 1987.
H. Allan Lam            Mr. Lam has been a manager of the Fund since its inception in 1994, and
PORTFOLIO MANAGER, TAML has been with Franklin Templeton Investments since 1987.
Eddie Chow              Mr. Chow has been a manager of the Fund since 1996, and has been with
PORTFOLIO MANAGER, TAML Franklin Templeton Investments since 1994.
Dennis Lim              Mr. Lim has been a manager of the Fund since 1996, and has been with
VICE PRESIDENT, TAML    Franklin Templeton Investments since 1990.
Tek-Khoan Ong           Mr. Ong has been a manager of the Fund since 1996, and has been with
PORTFOLIO MANAGER, TAML Franklin Templeton Investments since 1993.


The Fund pays TAML a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 1.25% of its average daily net assets to TAML for its services.

          TD-4 Templeton Developing Markets Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS1



The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors for the fiscal years ended December 31, 1999, 2000 and 2001, and by other auditors for the fiscal years before 1999. PWC's report, along with the financial statements, is included in the Fund's Annual Report (available upon request).



-Class 2                                               Year ended December 31,
----------------------------------------------------------------------------------------
                                               2001    2000    1999    1998   1997/4/
                                              ------  ------  ------  ------  ------
Per share data ($)
Net asset value, beginning of year              5.22    7.74    5.12    6.62    9.85
                                              ------  ------  ------  ------  ------
  Net investment income/2/                       .07     .06     .03     .07     .04
  Net realized and unrealized gains (losses)    (.49)  (2.53)   2.66   (1.42)  (3.27)
                                              ------  ------  ------  ------  ------
Total from investment operations                (.42)  (2.47)   2.69   (1.35)  (3.23)
                                              ------  ------  ------  ------  ------
  Distributions from net investment income      (.04)   (.05)   (.07)   (.09)     --
  Distributions from net realized gains           --      --      --    (.06)     --
                                              ------  ------  ------  ------  ------
Total distributions                             (.04)   (.05)   (.07)   (.15)     --
                                              ------  ------  ------  ------  ------
Net asset value, end of year                    4.76    5.22    7.74    5.12    6.62
                                              ------  ------  ------  ------  ------
Total return (%)/3/                            (8.08) (32.04)  53.27  (21.03) (32.79)
Ratios/supplemental data
Net assets, end of year ($ x 1,000)           64,081  56,617  49,654  17,287   9,569
Ratios to average net assets: (%)
  Expenses                                      1.82    1.81    1.75    1.91    1.77/5/
  Net investment income                         1.37     .88     .52    1.44    1.48/5/
Portfolio turnover rate (%)                    78.29   89.48   60.27   23.22   23.82


1. Financial highlights for periods prior to the May 1, 2000 merger reflect the historical information of Templeton Developing Markets Fund.
2. Based on average shares outstanding effective year ended December 31, 1999.
3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
4. For the period May 1, 1997 (effective date) to December 31, 1997.
5. Annualized.

          TD-5 Templeton Developing Markets Securities Fund - Class 2

        Templeton Foreign Securities Fund
        (formerly Templeton International Securities Fund)

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is long- term capital growth.




MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. While there are no set percentage targets, the Fund generally invests in large to medium capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion.


An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           The Fund may from time to time have significant investments in one or more countries or in particular sectors such as financial services.

           The Fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------

The Fund invests primarily in equity securities of foreign companies.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio


               TF-1 Templeton Foreign Securities Fund - Class 2 holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


           Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of

assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.

Availability of information. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies, and there may be less publicly available information about them.


Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.



SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

DERIVATIVE SECURITIES The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with foreign market conditions and currencies, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

               TF-2 Templeton Foreign Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.



                                    [CHART]

TEMPLETON FOREIGN SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
93    47.28%
94    -2.22%
95    15.78%
96    24.04%
97    13.73%
98     9.07%
99    23.23%
00    -2.38%
01   -15.99%

Best
Quarter:
Q4 '93
19.53%

Worst
Quarter:
Q3 '98
-16.58%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                            Since
                                                          Inception
                                          1 Year  5 Years 05/01/92
            -------------------------------------------------------
            Templeton Foreign
             Securities Fund - Class 2/1/ -15.99%  4.63%    9.64%
            MSCI EAFE Index/2/            -21.21%  1.17%    1.10%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the 5/1/00 merger reflects the historical performance of Templeton International Fund. In addition, because Class 2 shares were not offered until 5/1/97, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index tracks the performance of equity securities in the developed markets in Europe, Australasia and the Far East.
Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

               TF-3 Templeton Foreign Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON FOREIGN SECURITIES FUND -
CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 2
                 ---------------------------------------------
                 Management fees                        0.69%
                 Distribution and service (12b-1) fees  0.25%
                 Other expenses                         0.22%
                                                       ------
                 Total annual Fund operating expenses   1.16%
                                                       ------
                 Management fee reduction/1/           (0.01%)
                                                       ------
                 Net annual Fund operating expenses/1/  1.15%
                                                       ------

1. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $117   $365    $633    $1,398



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT


Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:

Peter A. Nori, CFA            Mr. Nori has been a manager of the Fund since 1999, and has been with
EXECUTIVE VICE PRESIDENT, TIC Franklin Templeton Investments since 1987.
Mark R. Beveridge, CFA        Mr. Beveridge has been a manager of the Fund since 1994, and has been
EXECUTIVE VICE PRESIDENT, TIC with Franklin Templeton Investments since 1985.


The Fund pays TIC a fee for managing the Fund's assets. For fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.69% of the Fund's average daily net assets. Under an agreement by TIC to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.68% of its average daily net assets to TIC for its services. This reduction is required by the Board and an SEC order.


               TF-4 Templeton Foreign Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS1


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors for the fiscal years ended December 31, 1999, 2000 and 2001, and by other auditors for the fiscal years before 1999. PWC's report, along with the financial statements, is included in the Fund's Annual Report (available upon request).



Class 2                                                Year ended December 31,
-----------------------------------------------------------------------------------------
                                               2001     2000     1999     1998   1997/4/
                                              ------------------------------------------
Per share data ($)
Net asset value, beginning of year              18.67    22.13    20.61   20.14    18.40
                                              -------  -------  -------  ------  -------
  Net investment income/2/                        .18      .31      .25     .59      .07
  Net realized and unrealized gains (losses)    (5.21)    (.90)    3.78    1.25     1.67
                                              -------  -------  -------  ------  -------
Total from investment operations                (5.03)    (.59)    4.03    1.84     1.74
                                              -------  -------  -------  ------  -------
  Distributions from net investment income       (.23)    (.38)    (.53)   (.48)      --
  Distributions from net realized gains         (1.67)   (2.49)   (1.98)   (.89)      --
                                              -------  -------  -------  ------  -------
Total distributions                             (1.90)   (2.87)   (2.51)  (1.37)      --
                                              -------  -------  -------  ------  -------
Net asset value, end of year                    11.74    18.67    22.13   20.61    20.14
                                              -------  -------  -------  ------  -------
Total return (%)/3/                            (15.99)   (2.38)   23.23    9.08     9.46

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           225,505  187,115  101,365  39,886   17,606
Ratios to average net assets: (%)
  Expenses                                       1.15     1.12     1.10    1.11  1.13/5/
  Net investment income                          1.32     1.66     1.26    2.69  1.14/5/
Portfolio turnover rate (%)                     20.00    32.81    30.04   29.56    16.63


1. Financial highlights for periods prior to the May 1, 2000 merger reflect the historical information of Templeton International Fund.
2. Based on average shares outstanding effective year ended December 31, 1999.
3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
4. For the period May 1, 1997 (effective date) to December 31, 1997.
5. Annualized.

               TF-5 Templeton Foreign Securities Fund - Class 2

        Templeton Global Asset Allocation Fund
        (formerly Templeton Asset Strategy Fund)

                                    [GRAPHIC]

                              GOAL AND STRATEGIES

GOAL  The Fund's investment goal is high total return.


MAIN INVESTMENTS Under normal market conditions, the Fund will invest in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The mix of investments will be adjusted to capitalize on total return potential produced by changing economic conditions throughout the world. There are no minimum or maximum percentage targets for each asset class. Although historically the Fund has been invested predominantly in stocks, this may be less true in the future.


An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund's debt investments will focus on "investment grade" securities. These are securities rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or, if unrated, determined by the Fund's manager to be comparable. The Fund also may invest up to 30% of its net assets in high yield, lower-rated debt securities (junk bonds) and may invest up to 10% in debt securities that are in default at the time of purchase. These are securities that are rated B or lower, or if unrated, determined by the Fund's manager to be comparable. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars. With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins, and liquidation value, will also be considered, but are not limiting factors. As a "bottom-up" investor focusing primarily on individual securities, the Fund may from time to time have significant investments in one or more countries, sectors or industries.

In choosing debt investments, the Fund's manager allocates its assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. With respect to debt securities, the manager may also from time to time make use of forward currency exchange contracts (Hedging Instruments) for hedging purposes.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in common stocks and bonds of U.S. and foreign issuers.

            TGA-1 Templeton Global Asset Allocation Fund - Class 2

                                    [GRAPHIC]

                                   MAIN RISKS



The fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



           STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


           VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholders rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.



Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.



INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because borrowing costs go up and it may be more difficult for them to meet interest payments or to obtain credit to expand.



--------------------------------------------------------------------------------
Because the stocks and bonds the Fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

            TGA-2 Templeton Global Asset Allocation Fund - Class 2

CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security value and, thus, impact Fund performance.


Lower-rated securities. Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment in a defaulted bond.



The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by ratings agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.


DERIVATIVE SECURITIES, INCLUDING HEDGING INSTRUMENTS The performance of derivative investments, which includes Hedging Instruments, depends, at least in part, on the performance of an underlying asset such as stock prices or currency exchange rates. Derivatives used by the Fund involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies and risks can be found in the SAI.

            TGA-3 Templeton Global Asset Allocation Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.

                                    [CHART]

TEMPLETON GLOBAL ASSET ALLOCATION FUND
CLASS 2 ANNUAL TOTAL RETURNS /1/

Year
92   8.08%
93  26.12%
94  -2.96%
95  22.54%
96  18.87%
97  15.37%
98   6.10%
99  22.54%
00   0.04%
01  -9.95%

Best
Quarter:
Q4 '98
19.17%

Worst
Quarter:
Q3 '98
-18.31%
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                           1 Year  5 Years 10 Years
             ------------------------------------------------------
             Templeton Global Asset
              Allocation Fund - Class 2/1/  -9.95%  6.21%   10.04%
             MSCI AC World Free Index/2/   -15.91%  5.18%    8.14%
             JP Morgan Global
              Government Bond Index/2/      -0.80%  2.42%    5.31%

Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Performance prior to the 5/1/00 merger reflects the historical performance of Templeton Asset Allocation Fund. In addition, because Class 2 shares were not offered until 5/1/97, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index measures the performance of equity securities available to foreign (non-local) investors in the developed and emerging markets globally. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bonds in developed countries globally. Indexes include reinvested dividends and/ or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.





            TGA-4 Templeton Global Asset Allocation Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 2
                 ---------------------------------------------
                 Management fees                        0.61%
                 Distribution and service (12b-1) fees  0.25%
                 Other expenses                         0.20%
                                                       -------
                 Total annual Fund operating expenses   1.06%
                                                       -------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $108   $337    $585    $1,294


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT


Templeton Investment Counsel, LLC (TIC), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394, is the Fund's investment manager.

Under an agreement with TIC, Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's sub-advisor. A team from Advisers provides TIC with investment management advice and assistance with respect to the Fund's investments in debt securities.

MANAGEMENT TEAM The team responsible for managing the equity portion of the Fund is:

Gary Clemons                  Mr. Clemons has managed the equity portion of the Fund since 1995,
EXECUTIVE VICE PRESIDENT, TIC and has been with Franklin Templeton Investments since 1990.

Tucker Scott, CFA             Mr. Scott has managed the equity portion of the Fund since 1998, and
VICE PRESIDENT, TIC           has been with Franklin Templeton Investments since 1996.

Peter A. Nori, CFA            Mr. Nori has managed the equity portion of the Fund since 1996, and
EXECUTIVE VICE PRESIDENT, TIC has been with Franklin Templeton Investments since 1987.

The Fund pays TIC a fee for managing the Fund's assets. For the fiscal year ended December 31, 2001, the Fund paid 0.61% of its average daily net assets to TIC for its services.

            TGA-5 Templeton Global Asset Allocation Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS1



The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP (PWC), independent auditors for the fiscal years ended December 31, 1999, 2000 and 2001, and by other auditors for the fiscal years before 1999. PWC's report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 2                                                 Year ended December 31,
------------------------------------------------------------------------------------------
                                               2001       2000    1999    1998   1997/5/
                                              -------------------------------------------
Per share data ($)
Net asset value, beginning of year             19.13      23.27   22.38   22.32  20.40
                                              -------------------------------------------
  Net investment income/2/                       .33/4/     .37     .36     .63    .16
  Net realized and unrealized gains (losses)   (2.15)/4/   (.43)   3.80     .74   1.76
                                              -------------------------------------------
Total from investment operations               (1.82)      (.06)   4.16    1.37   1.92
                                              -------------------------------------------
  Distributions from net investment income      (.23)      (.46)   (.46)   (.64)    --
  Distributions from net realized gains        (1.67)     (3.62)  (2.81)   (.67)    --
                                              -------------------------------------------
Total distributions                            (1.90)     (4.08)  (3.27)  (1.31)    --
                                              -------------------------------------------
Net asset value, end of year                   15.41      19.13   23.27   22.38  22.32
                                              -------------------------------------------
Total return (%)/3/                            (9.95)       .04   22.54    6.10   9.41

Ratios/supplemental data
Net assets, end of year ($ x 1,000)           38,974     32,346  20,962  15,763  9,665
Ratios to average net assets: (%)
  Expenses                                      1.06       1.07     .99    1.03   1.03/6/
  Net investment income                         1.99/4/    1.91    1.71    2.61   1.97/6/
Portfolio turnover rate (%)                    35.63      30.32   45.34   43.18  45.27


1. Financial highlights for periods prior to the May 1, 2000 merger reflect the historical information of Templeton Asset Allocation Fund.

2. Based on average shares outstanding effective year ended December 31, 1999.
3. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

4. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.018, and a decrease in the ratio of net investment income to average net assets by .10% for the year ended December 31, 2001.

5. For the period May 1, 1997 (effective date) to December 31, 1997.
6. Annualized.

            TGA- 6 Templeton Global Asset Allocation Fund - Class 2

        Templeton Global Income Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL The Fund's investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

           MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.

The Fund focuses on "investment grade" debt securities. These are securities rated in the top four rating categories (AAA to BBB) by independent rating agencies such as Standard & Poor's Ratings Group or Moody's Investors Services, Inc. or, if unrated, determined by the Fund's manager to be comparable. The Fund may also invest up to 30% of its net assets in high yield, lower-rated debt securities ("junk bonds"), including debt from emerging markets' governments or companies, and may invest up to 10% in debt securities that are in default at the time of purchase. These are securities that are rated at least B or lower, or if unrated, determined by the Fund's manager to be comparable.

Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the manager's internal analysis. The average maturity of debt securities in the Fund's portfolio is medium-term (about 5 to 15 years) but will fluctuate depending on the manager's outlook on the country and future interest rate changes.

PORTFOLIO SELECTION The manager allocates the Fund's assets among issuers, geographic regions, and currencies based upon its assessment of relative interest rates among currencies, the manager's outlook for changes in interest rates, and credit risks. In considering these factors, a country's changing market, economic, and political conditions, such as inflation rate, growth prospects, global trade patterns, and government policies will be evaluated. The manager intends to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts (Hedging Instruments).


TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term nvestments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.



--------------------------------------------------------------------------------
The Fund invests primarily in bonds of governments located around the world.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund normally invests because they may find it difficult to meet interest payments. A sub-category of interest rate risk is reinvestment risk, which is the risk that interest rates will be lower when the Fund seeks to reinvest interest payments, the proceeds from a matured debt security or a debt security that has been pre-paid (called), resulting in less income received by the Fund.


FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio


            TGI-1 Templeton Global Income Securities Fund - Class 2 holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.


           Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and

expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.



Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.


CREDIT An issuer may be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.


Lower-rated securities. Junk bonds generally have more risk than higher-rated securities, and can be considered speculative. Issuers of high yield debt securities are not as strong financially, and are more likely to encounter financial difficulties and to be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates. If an issuer stops paying interest and/or principal, payments may never resume. The Fund may lose its entire investment on bonds that may be, or fall into default.



The prices of high yield debt securities fluctuate more than higher quality securities. Prices are especially sensitive to developments affecting the issuer's operations and to changes in the ratings assigned by rating agencies. In the case of companies, prices are often closely linked with, and typically rise and fall in response to factors that affect, their stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, market activity, large sustained sales, a high-profile default, or other factors. High yield securities generally are less liquid than higher-quality bonds, and infrequent trades can make accurate pricing more difficult. At times, it may be difficult to sell these securities promptly at an acceptable price.


HEDGING INSTRUMENTS Hedging instruments used by this Fund are considered derivative investments, which may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market becomes illiquid.

DIVERSIFICATION The Fund is non-diversified as defined by federal securities laws. As such, it may invest a greater portion of its assets in one issuer and have a smaller number of issuers than a diversified fund. Therefore, the Fund may be more sensitive to


--------------------------------------------------------------------------------
Changes in interest rates in markets around the world affect the prices of the Fund's debt securities. If rates rise, the value of the Fund's debt securities will fall and so too will the Fund's share price. This means you could lose money.

            TGI-2 Templeton Global Income Securities Fund - Class 2 economic, business, political or other changes affecting similar issuers or securities. This may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.


PORTFOLIO TURNOVER The Fund's portfolio turnover may exceed 100% annually which may involve additional expenses to the Fund, including portfolio transactions costs.


More detailed information about the Fund, its policies, and risks can be found in the SAI.

            TGI-3 Templeton Global Income Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

TEMPLETON GLOBAL INCOME SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/

Year
92   -0.40%
93   16.68%
94   -4.99%
95   14.68%
96    9.64%
97    2.47%
98    7.08%
99   -6.09%
00    4.14%
01    2.24%

Best
Quarter:
Q3 '01
6.99%

Worst
Quarter:
Q3 '92
-4.84%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                           1 Year 5 Years 10 Years
             -----------------------------------------------------
             Templeton Global Income
              Securities Fund - Class 2/1/  2.24%  1.87%   4.30%
             JP Morgan Global
              Government Bond Index/2/     -0.80%  2.42%   5.31%



Ongoing market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2 results reflect an additional 12b-1 fee expense, which also affects future performance.

2. Source: Standard & Poor's Micropal. The unmanaged JP Morgan Global Government Bond Index tracks the performance of government bond markets in developed countries globally. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES
(fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases  0.00%
            Maximum deferred sales charge (load)              0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                       Class 2
                 ---------------------------------------------
                 Management fees/1/                     0.63%
                 Distribution and service (12b-1) fees  0.25%
                 Other expenses                         0.08%
                                                        -----
                 Total annual Fund operating expenses   0.96%
                                                        -----

1. The Fund administration fee is paid indirectly through the management fee.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $98    $306    $531    $1,178

            TGI-4 Templeton Global Income Securities Fund - Class 2

                                    [GRAPHIC]

                                   MANAGEMENT


Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager. A team from Advisers is responsible for the Fund's management.

The Fund pays Advisers a fee for managing the Fund's assets and providing certain administrative facilities and services for the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.63% of its average daily net assets to Advisers for its services.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS


The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

      Class 2                                   Year ended December 31,
      --------------------------------------------------------------------
                                                2001      2000   1999/4/
                                               --------------------------
      Per share data ($)
      Net asset value, beginning of year        11.48     11.04  12.93
                                               --------------------------
        Net investment income/1/                  .55/3/    .65    .60
        Net realized and unrealized losses       (.31)/3/  (.19) (1.44)
                                               --------------------------
      Total from investment operations            .24       .46   (.84)
                                               --------------------------
      Distributions from net investment income   (.39)     (.02) (1.05)
                                               --------------------------
      Net asset value, end of year              11.33     11.48  11.04
                                               --------------------------
      Total return (%)/2/                        2.24      4.14  (6.53)

      Ratios/supplemental data
      Net assets, end of year ($ x 1,000)       1,286     1,237    443
      Ratios to average net assets: (%)
        Expenses                                  .96       .97    .91/5/
        Net investment income                    4.95/3/   5.94   5.36/5/
      Portfolio turnover rate (%)              122.45     40.43  80.76

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.

3. The implementation of the AICPA Audit and Accounting Guide, Audits of Investment Companies, resulted in a decrease to net investment income and a corresponding decrease to the net realized and unrealized losses in the amount of $.059, and a decrease in the ratio of net investment income to average net assets by .53% for the year ended December 31, 2001.

4. For the period January 6, 1999 (effective date) to December 31, 1999.
5. Annualized.

            TGI-5 Templeton Global Income Securities Fund - Class 2

        Templeton Growth Securities Fund

                                    [GRAPHIC]

                              GOAL AND STRATEGIES


GOAL  The Fund's investment goal is long-term capital growth.

MAIN INVESTMENTS Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets .

While there are no set percentage targets, the Fund generally invests in medium to large capitalization companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) greater than $2 billion. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common and preferred stocks, and securities convertible into common stock are examples of equity securities.

           The Fund may from time to time have significant investments in particular countries or in particular sectors such as financial services.

           In addition to its main investments, depending upon current market conditions, the Fund may invest up to 25% of its net assets in debt securities of companies and governments located anywhere in the world. A debt security obligates the issuer to the bondholders, both to repay a loan of money at a future date and generally to pay interest. Common debt securities are secured and unsecured bonds, bonds convertible into common stock, notes, and short-term debt investments.
In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash management strategy or enhance its returns. The Fund currently may invest up to 5% of its total assets in swap agreements, put and call options and collars.
With derivatives, the manager attempts to predict whether an underlying investment will increase or decrease at some future time. The manager considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

PORTFOLIO SELECTION The manager's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing investments, the Fund's manager will focus on the market price of a company's securities relative to its evaluation of the company's potential long-term earnings, asset value and cash flow. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered, but are not limiting factors.

TEMPORARY INVESTMENTS When the manager believes market or economic conditions are unfavorable for investors, is unable to locate suitable investment opportunities, or seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in U.S. or non-U.S. currency short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.


--------------------------------------------------------------------------------
The Fund invests primarily in a globally diversified portfolio of common stocks.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MAIN RISKS



The Fund's main risks may affect the Fund's share price, its distributions or income and, therefore, the Fund's performance.



STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets.


VALUE STYLE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or become sellers), or favor investing in faster-growing companies, value stocks may not increase in value as anticipated by the manager and may even decline further.

                TG-1 Templeton Growth Securities Fund - Class 2

FOREIGN SECURITIES Investing in foreign securities including securities of foreign governments typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.


           Currency exchange rates. Many of the Fund's investments may be issued and traded in foreign currencies. Changes in foreign currencies and in currency exchange rates can increase or dramatically decrease the Fund's returns from its foreign portfolio holdings. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear.



           Political and economic developments. The political, economic and social structures of some countries the Fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the imposition of exchange controls, currency devaluations, foreign ownership limitations, tax increases, restrictions on the removal of currency or other assets, nationalization of assets, and expropriation. Diplomatic and political developments could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries, including rapid and adverse political changes, social instability, internal and regional conflicts, terrorism and war. The Fund may have greater difficulty voting proxies, exercising shareholder rights and pursuing legal remedies with respect to its foreign investments.


Trading practices. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery or recovery of money or investments.


Availability of information. Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers, and there may be less publicly available information about them.



Limited markets. Markets which are generally considered to be liquid may become illiquid for short or extended periods. Certain foreign securities may be less liquid and more volatile than many U.S. securities, which could limit the Fund's ability to sell them at favorable prices.



Emerging markets. The Fund's investments in emerging market countries are subject to all the risks of foreign investing generally, and have additional, heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. Short-term volatility in these markets, and declines of 50% or more, are not unusual.



INTEREST RATE Rate changes can be sudden and unpredictable. When interest rates rise, debt securities can lose market value. Similarly, when interest rates fall, debt securities can gain value. In general, securities with longer maturities or lower coupons are more sensitive to these rate changes. Increases in interest rates also may have an effect on the issuers in which the Fund invests because borrowing costs go up and it may be more difficult for them to obtain credit to expand.



SECTOR FOCUS By having significant investments in particular sectors from time to time, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.


Financial services companies. Financial services companies are subject to extensive government regulation which may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

SECURITIES LENDING The Fund's loans of portfolio securities may not exceed 30% of the value of the Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower.

DERIVATIVE SECURITIES The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

More detailed information about the Fund, its policies, and risks can be found in the SAI.


--------------------------------------------------------------------------------
Because the stocks the Fund holds fluctuate in price with market conditions and currencies around the world, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.

                TG-2 Templeton Growth Securities Fund - Class 2

                                    [GRAPHIC]

                                PAST PERFORMANCE

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past ten calendar years or since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they had been included, performance would be lower.


                                    [CHART]

TEMPLETON GROWTH SECURITIES FUND
CLASS 2 ANNUAL TOTAL RETURNS/1/


Year
95      12.72%
96      21.28%
97      13.50%
98       8.98%
99      20.84%
00       1.47%
01      -1.31%

Best
Quarter:
Q4 '98
16.30%

Worst
Quarter
Q3 '98
-13.78
AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001

                                                       Since
                                                     Inception
                                     1 Year  5 Years 03/15/94
                  --------------------------------------------
                  Templeton Growth
                   Securities Fund -
                   Class 2/1/         -1.31%  8.40%   10.05%
                  MSCI AC World Free
                   Index/2/          -15.91%  5.18%    7.67%

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains. Because Class 2 shares were not offered until 1/6/99, Class 2 Fund performance for prior periods represents the historical results of Class 1 shares. For periods beginning on 1/6/99, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index measures the performance of equity securities available to foreign (non-local) investors in the developed and emerging markets globally. Indexes include reinvested dividends and/or interest. One cannot invest directly in an index, nor is an index representative of the Fund's investments.

                TG-3 Templeton Growth Securities Fund - Class 2

                                    [GRAPHIC]

                                FEES AND EXPENSES


TEMPLETON GROWTH SECURITIES FUND -

CLASS 2

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, your costs would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                             Class 2
            --------------------------------------------------------
            Maximum sales charge (load) imposed on purchases   0.00%
            Maximum deferred sales charge (load)               0.00%

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)

                                                         Class 2
                ------------------------------------------------
                Management fees/1/                        0.80%
                Distribution and service (12b-1) fees/2/  0.25%
                Other expenses                            0.05%
                                                          -----
                Total annual Fund operating expenses      1.10%
                                                          -----

1. The Fund administration fee is paid indirectly through the management fee.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

..  You invest $10,000 for the periods shown;

..  Your investment has a 5% return each year; and

..  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 Year 3 Years 5 Years 10 Years
                    ---------------------------------------
                    Class 2  $112   $350    $606    $1,340


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                   MANAGEMENT

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager.

Under an agreement with TGAL, Templeton Asset Management Limited (TAML), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund's sub-advisor. TAML provides TGAL with investment management advice and assistance.

MANAGEMENT TEAM  The team responsible for the Fund's management is:

John Crone                                    Mr. Crone has been a manager of the Fund since October 2001,
VICE PRESIDENT, TGAL, PORTFOLIO MANAGER, TAML and has been with Franklin Templeton Investments since 1995.

Dale Winner, CFA                              Mr. Winner has been a manager of the Fund since January 2001,
VICE PRESIDENT, TGAL                          and has been with Franklin Templeton Investments since 1995.

Murdo Murchison, CFA                          Mr. Murchison has been a manager of the Fund since January
SENIOR VICE PRESIDENT, TGAL                   2001, and has been with Franklin Templeton Investments since
                                              1993.

The Fund pays TGAL a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2001, the Fund paid 0.80% of its average daily net assets to TGAL for its services.

                TG-4 Templeton Growth Securities Fund - Class 2

                                    [GRAPHIC]

                              FINANCIAL HIGHLIGHTS

The financial highlights table provides further details to help you understand the financial performance of Class 2 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, independent auditors. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).

    Class 2                                        Year ended December 31,
    -------------------------------------------------------------------------
                                                    2001     2000   1999/3/
                                                  --------------------------
    Per share data ($)
    Net asset value, beginning of year               13.69   15.60    15.34
                                                  --------------------------
      Net investment income/1/                         .21     .25      .17
      Net realized and unrealized gains (losses)      (.34)   (.15)    2.17
                                                  --------------------------
    Total from investment operations                  (.13)    .10     2.34
                                                  --------------------------
      Distributions from net investment income        (.26)   (.26)    (.36)
      Distributions from net realized gains          (2.29)  (1.75)   (1.72)
                                                  --------------------------
    Total distributions                              (2.55)  (2.01)   (2.08)
                                                  --------------------------
    Net asset value, end of year                     11.01   13.69    15.60
                                                  --------------------------
    Total return (%)/2/                              (1.31)   1.47    16.35

    Ratios/supplemental data
    Net assets, end of year ($ x 1,000)            113,925  79,043    4,483
    Ratios to average net assets: (%)
      Expenses                                        1.10    1.12  1.14/4/
      Net investment income                           1.80    1.87  1.17/4/
    Portfolio turnover rate (%)                      31.05   69.67    46.54

1. Based on average shares outstanding.
2. Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. For the period January 6, 1999 (effective date) to December 31, 1999.
4. Annualized.

                TG-5 Templeton Growth Securities Fund - Class 2

        Additional Information, All Funds

                                    [GRAPHIC]

                             DISTRIBUTION AND TAXES


INCOME AND CAPITAL GAINS DISTRIBUTIONS Each Fund will declare as dividends substantially all of its net investment income. Except for the Franklin Money Market Fund, each Fund typically pays dividends from net investment income and net capital gains, if any, at least annually. Dividends or distributions by the Funds will reduce the per share net asset value (NAV) by the per share amount paid.

The Franklin Money Market Fund declares a dividend each day the Fund's NAV is calculated, equal to all of its daily net income, payable as of the close of business the preceding day. The amount of dividend may fluctuate from day to day and may be omitted on some days, depending on changes in the factors that comprise the Fund's net income.

Dividends paid by a Fund will be automatically reinvested in additional shares of that Fund or, if requested, paid in cash to the insurance company shareholder.

TAX CONSIDERATIONS The tax consequences for contract owners from their investment in variable annuity or variable life insurance contracts will depend on the provisions of these contracts. Contract owners should consult the accompanying contract prospectus for more information on these tax consequences.

            1 Franklin Templeton Variable Insurance Products Trust

        Fund Account Information

                                    [GRAPHIC]

                                  BUYING SHARES


Shares of each Fund are sold at net asset value (NAV) to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts, and for qualified pension and retirement plans. The Trusts' Board of Trustees (Board) monitors the Funds for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.


Contract owners' payments will be allocated by the insurance company separate account to purchase shares of the Fund chosen by the contract owner, and are subject to any limits or conditions in the contract. Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Funds do not issue share certificates.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                 SELLING SHARES

Each insurance company shareholder sells shares of the applicable Fund to make benefit or surrender payments or to execute exchanges (transfers) between investment options under the terms of its contracts. Requests to sell shares are processed at the NAV next calculated after the Fund receives the request in proper form.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                EXCHANGING SHARES

Contract owners may exchange shares of any one class or Fund for shares of other classes or Funds through a transfer between investment options available under a variable insurance contract, subject to the terms and any specific limitations on the exchange (or "transfer") privilege described in the contract prospectus.


Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and increase Fund costs. To protect shareholders, there are limits on the number and amount of Fund exchanges that may be made (please see "Market Timers" below).



        ------------------------------------------------------------------------

                                    [GRAPHIC]

                              FUND ACCOUNT POLICIES

CALCULATING SHARE PRICE The Funds calculate their NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class' NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Funds' assets are generally valued at their market value, except that the Franklin Money Market Fund's assets are generally valued at their amortized cost. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of the shares may change on days that the insurance company shareholders cannot buy or sell shares.

Requests to buy and sell shares are processed on any day the Funds are open for business at the NAV next calculated after the Fund receives the request in proper form.

STATEMENTS AND REPORTS Contract owners will receive confirmations and account statements that show account transactions. Insurance company contract owners will receive the Funds' financial reports every six months from their insurance company.

If there is a dealer or other investment representative of record on the account, he or she will also receive

            2 Franklin Templeton Variable Insurance Products Trust confirmations, account statements and other information about the contract owner's account directly from the contract's administrator.


MARKET TIMERS Market timing--short term or excessive trading or other abusive trading practices-- may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Funds may restrict or refuse investments by market timers. The following Funds currently do not allow investments by market timers: Franklin Aggressive Growth Securities Fund, Franklin Global Communications Securities Fund, Franklin High Income Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund, Franklin Technology Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund and Templeton Growth Securities Fund.


As of July 1, 2002, the Templeton Global Income Securities Fund also will not allow investments by market timers.


You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged or redeemed shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.


ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

..  Each Fund may refuse any order to buy shares.

..  At any time, the Funds may establish or change investment minimums.

.. The Funds may modify or discontinue the exchange privilege on 60 days' notice to insurance company shareholders.

.. You may only buy shares of the Funds eligible for sale in your state or jurisdiction.

.. In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

.. To permit investors to obtain the current price, insurance companies are responsible for transmitting all orders to the Fund promptly.

SHARE CLASSES  Each Fund generally has two classes of shares, Class 1 and Class
2. Each class is identical except that Class 2 has a distribution plan or "rule 12b-1" plan which is described below.

Distribution and service (12b-1) fees. Class 2 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Funds to pay distribution fees to those who sell and distribute Class 2 shares and provide services to shareholders and contract owners. Because these fees are paid out of Class 2's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost you more than paying other types of sales charges. While the maximum amount payable under most Funds' Class 2 rule 12b-1 plan is 0.35% per year of a Fund's average net assets, the Board of Trustees has set the current rate at 0.25%. However, Franklin S&P 500 Index Fund, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Templeton Global Income Securities Fund each have a maximum rule 12b-1 plan fee of 0.25% per year. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for distribution expenses.


        ------------------------------------------------------------------------

                                    [GRAPHIC]

                                    QUESTIONS

More detailed information about the Trust and the Funds' account policies can be found in the Funds' Statement of Additional Information. If you have any questions about the Funds, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777. You can also call us at 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

            3 Franklin Templeton Variable Insurance Products Trust

For More Information

The Funds of Franklin Templeton Variable Insurance Products Trust (the Trust) are generally only available as investment options in variable annuity or variable life insurance contracts. Please consult the accompanying contract prospectus for information about the terms of an investment in a contract.

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL FUND REPORTS TO SHAREHOLDERS

Includes a discussion of recent market conditions and investment strategies, financial statements, detailed performance information, Fund holdings, and the auditor's report (Annual Report only).

STATEMENT OF ADDITIONAL INFORMATION

Contains more information about the Funds, their investments, policies, and risks. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin(R) Templeton(R) Investments
1-800/321-8563

You also can obtain information about the Funds by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5479

Franklin S&P 500
Index Fund
Franklin Templeton Variable
Insurance Products Trust
Class 3

Investment Strategy        Growth

May 1, 2002


[Insert Franklin Templeton Investments logo]


As with all Fund prospectuses, the SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

The Fund

[Begin callout]
Information about the Fund you should know before investing
[End callout]

                             2      Goal and Strategies
                             4      Main Risks
                             6      Past Performance
                             7      Fees and Expenses
                             9      Management
                            10      Overview of the Trust
                            12      Distributions and Taxes
                            13      Financial Highlights

FUND ACCOUNT INFORMATION

[Begin callout]
Information about qualified investors, Fund account transactions and services [End callout]

                            14      Buying Shares
                            14      Selling Shares
                            14      Exchanging Shares
                            15      Fund Account Policies
                            17      Questions

For More Information

[Begin callout]
Where to learn more about the Fund
[End callout]

Back Cover

The Fund

[Insert graphic of bullseye and arrows]
GOAL AND STRATEGIES

--------------------------------------------------------------------------------

As of June 1, 2002, the Fund will be closed to all new investments, except for the automatic reinvestment of any net investment income and capital gains. On December 13, 2001, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust (Trust) approved a proposal to liquidate the Fund. The liquidation is anticipated to occur some time in the third quarter of 2002 (Liquidation Date). As the Fund approaches its Liquidation Date, we anticipate that an increasing amount of shareholder assets will be withdrawn from the Fund in expectation of the Liquidation. Accordingly, while we intend to continue to keep the Fund's passively managed portfolio nearly fully invested in the constituent common stocks of the S&P 500 Index, we may increase our use of financial futures to manage the Fund's liquidity while seeking to maintain exposure to the S&P 500 Index. Because the Fund will be liquidating, you should refer to documents provided by your plan concerning the effect of the Liquidation and any steps you may need to take. In addition, in considering new purchases or transfers, you may want to refer to your prospectus or consult with your plan representative to consider your investment options.


GOAL The Fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of Fund expenses.

MAIN INVESTMENTS Under normal market conditions, the Fund uses investment "indexing" strategies designed to track the performance of the S&P 500 Index. The S&P 500 Index is a widely recognized, unmanaged stock market index, which is dominated by the securities of large U.S. companies. This index includes the securities of 500 companies from leading industrial sectors which represent a substantial portion of the market value of all common stocks publicly traded in the U.S. The S&P 500 Index weights stocks according to their market capitalization (share price multiplied by the number of common stock shares outstanding). Standard & Poor's Corporation determines the composition of the S&P 500 Index and may change the composition from time to time.

[Begin callout]
This index Fund invests to match the performance of the S&P 500 Composite Stock Price Index.
[End callout]

The Fund may invest in the common stocks in the S&P 500 Index in approximately the same proportions used in the S&P 500 Index. For example, if one company's securities made up 5% of the S&P 500 Index, the Fund may invest 5% of its total assets in that company. This is called the "replication" method. The Fund will seek to invest at least 80% of its total assets in the common stocks of companies included in the S&P 500 Index. Shareholders will be given at least 60 days' advance notice of any change to this 80% policy. The Fund also may invest in a sample of stocks found in the S&P 500 Index, selected on the basis of computer-generated statistical data to resemble the full index in terms of industry weighting, market capitalization, and other characteristics such as beta, price-to-book ratios, price-to-earnings ratios and dividend yield. This is called the "optimization" method. Using this method, the Fund may not hold all of the companies that are represented in the S&P 500 Index. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions.


When the manager determines that it would be cost-effective or otherwise beneficial for the Fund to do so, the Fund may invest in derivative securities, such as stock index futures and stock index options, as a method of gaining market exposure in addition to, or instead of, investing directly in securities in the S&P 500 Index. As part of a derivative strategy, the Fund may invest a small portion in short-term debt securities, which may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, other money market securities, and money market funds.

Derivative securities are used as an efficient, low-cost method of gaining immediate exposure to a particular securities market without investing directly in the underlying securities. The Fund also may invest in derivative securities to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. The Fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

PORTFOLIO SELECTION The manager uses various "indexing" strategies designed to track the performance of the S&P 500 Index and does not seek to outperform the market as a whole by researching and selecting individual securities. The manager determines the mix of investments that it believes will, in a cost-effective manner, achieve the Fund's investment goal and manages cash flows into and out of the Fund.

TEMPORARY INVESTMENTS When the manager seeks to maintain liquidity, it may invest all or substantially all of the Fund's assets in short-term investments, including cash or cash equivalents. Under these circumstances, the Fund may temporarily be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down]
MAIN RISKS



The Fund's main risks may affect the value of the Fund's share price, its distributions or income and, therefore, the Fund's performance.


STOCKS While stocks have historically outperformed other asset classes over the long term, their value tends to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Large capitalization stocks tend to go through cycles of doing better -- or worse -- than the stock market in general. In the past, these periods have lasted for several years.

[Begin callout]
Because the stocks the Fund holds fluctuate in price with market conditions, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]


S&P 500 INDEX STOCKS Since the S&P 500 Index is market capitalization weighted, stocks or sectors with significant market capitalizations can have a substantial impact on the performance of the index. For example, in recent years the top ten stocks in the index have sometimes comprised a significant portion (about one quarter) of its value and its performance, and technology stocks have varied from about 13% up to about 30% of the value of the index. Of course, historically the sectors dominating the index have varied and the largest companies in the index have generally not made up such a large portion of the index. To the extent that the Fund's holdings are similar to the index, the same stocks and sectors that impact the S&P 500 Index will also impact the Fund.


INDEX TRACKING The Fund's ability to track its targeted index may be affected by transaction costs and Fund expenses, cash flows, and changes in the composition of that index. In addition, the Fund's performance may not precisely track the performance of its targeted index if the securities the manager has selected do not precisely track that index. If securities the Fund owns underperforms those in that index, the Fund's performance will be lower than that index. Unlike an unmanaged index, the Fund pays operating expenses that may prevent the Fund from precisely tracking an index's performance. Cash inflows from investors buying shares could create large balances of cash, while cash outflows from investors selling shares may require ready reserves of cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested" targeted index.

DERIVATIVE SECURITIES Stock index futures and stock index options are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. The Fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, their success will depend on the manager's ability to select appropriate derivative investments. The Fund could suffer losses if its derivative securities do not correlate well with the indexes or securities for which they are acting as a substitute or if the Fund cannot close out a position because the trading markets become illiquid.

More detailed information about the Fund, its policies, and risks can be found in the Statement of Additional Information (SAI).

[Insert graphic of a bull and a bear]
PAST PERFORMANCE

--------------------------------------------------------------------------------


This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the Fund's inception. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results. Performance reflects all Fund expenses but does not include any plan administration fees and expenses imposed on retirement plans for which the Fund's Class 3 shares are an investment option. If they had been included, performance would be lower.

FRANKLIN S&P 500 INDEX FUND
CLASS 3 ANNUAL TOTAL RETURNS1

[Insert graph]

              -8.77              -12.72
              00                 01
                  Year

[Begin callout]
Best
Quarter:
Q4 '01
10.33%

Worst
Quarter:
Q3 '01
-14.69%
[End callout]



AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2001
                                                                                         Since
                                                                                         Inception
                                                                      One Year           11/1/99
-----------------------------------------------------------------------------------------------------------
Franklin S&P 500 Index Fund - Class 3/1/                              -12.72%            -7.73%
S&P 500 Index/2/                                                      -11.88%            -6.45%

Ongoing stock market volatility can dramatically change the Fund's short term performance; current results may differ.
1. All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index nor is an index representative of the Fund's investments.

[insert graphic of percentage sign]
FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any plan administration fees and expenses imposed on retirement plans for which the Fund's Class 3 shares are an investment option. If they were included, your costs would be higher. Investors should consult the plan sponsor or the terms of their retirement plan for more information.



SHAREHOLDER FEES (fees paid directly from your investment)
                                                                     Class 3
----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases                           0.00%
Maximum deferred sales charge (load)                                       0.00%/1/




ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
                                                                     Class 3
----------------------------------------------------------------------------------------
Management fees                                                            0.15%
Distribution and service (12b-1) fees                                      0.25%
Class 3 specific expenses/2/                                               0.48%
Other expenses                                                             0.22%
                                                         -------------------------------
Total annual Fund operating expenses/2/                                    1.10%
                                                         -------------------------------
Management fee reduction/2/                                               (0.01%)
                                                         -------------------------------
Net annual Fund operating expenses/2/                                      1.09%
                                                         -------------------------------

                                                         ===============================



1. Shares acquired through an exchange from another Franklin Templeton fund may be subject to a contingent deferred sales charge in certain circumstances. Please see page 14.
2. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain Class 3 specific expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.80%. After December 31, 2002, the manager and administrator may end this arrangement at any time upon notice to the Fund's Board of Trustees (Board). The manager also has agreed in advance to reduce its fee by 0.01% to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission (SEC). With these reductions the management fee was 0.14%, Class 3 specific expenses were 0.19% and net annual Fund operating expenses were 0.80%.



EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
     . You invest $10,000 for the periods shown;

     . Your investment has a 5% return each year; The Fund's operating expenses are BEFORE WAIVER and remain the same; and

     . You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                   1 Year            3 Years        5 Years              10 Years
      --------------------------------------------------------------------------------------------

      Class 3                      $111/1/           $347           $601                 $1,329

1. Assumes a contingent deferred sales charge will not apply.

[Insert graphic of briefcase]
MANAGEMENT
--------------------------------------------------------------------------------

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, California 94403-1906, is the Fund's investment manager.

Under an agreement with Advisers, SSgA Funds Management, Inc. (SSgA), Two International Place, Boston, Massachusetts 02110, is the Fund's sub-advisor. SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. A team from SSgA provides Advisers with investment management advice and assistance.

The Fund's lead portfolio manager is:

T. Anthony Coffey, CFA VICE PRESIDENT, ADVISERS
Mr. Coffey has been a manager of the Fund since 2000, and has been with Franklin Templeton Investments since 1989.



The Fund pays Advisers a fee for managing the Fund's assets. For fiscal year ended December 31, 2001, the management fee, before any reduction, was 0.15% of the Fund's average daily net assets. Under an agreement by Advisers to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid 0.14% of its average daily net assets to Advisers for its services. This reduction is required by the Board and an SEC order.


"Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Franklin Templeton Distributors, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the SAI for more information.

[Insert graphic of pyramid]
OVERVIEW OF THE TRUST
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (the Trust), currently consists of twenty-four (24) separate funds, offering a wide variety of investment choices. Each Fund generally has two classes of shares, Class 1 and Class 2. The Funds are generally only available as investment options in variable annuity or variable life insurance contracts, except for Franklin S&P 500 Index Fund which offers Class 3 shares as an investment option to defined contributions plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the Fund or its agents.

INVESTMENT CONSIDERATIONS

.. The Fund has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

.. No single Fund can be a complete investment program; consider diversifying your fund choices.

.. You should evaluate the Fund in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the Fund is right for you.

RISKS

.. There can be no assurance that the Fund will achieve its investment goal.

.. Because you could lose money by investing in the Fund, take the time to read this prospectus and consider all risks before investing.


.. All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your long-term investment goals.


.. Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Fund shares involve investment risks, including the possible loss of principal.

MANAGEMENT

The Funds' investment managers and their affiliates manage over $266 billion in assets as of February 28, 2002. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Today, Franklin Templeton Investments is one of the largest mutual fund organizations in the United States, and offers money management expertise spanning a variety of investment objectives.

[Insert graphic of dollar signs and stacks of coins]
DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

INCOME AND CAPITAL GAIN DISTRIBUTIONS The Fund typically declares as income dividends substantially all of its net investment income, and pays these dividends, and any net capital gains at least annually. All distributions are paid to your qualified retirement plan. The amount of any distributions will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions.

TAX CONSIDERATIONS Fund distributions received by your qualified plan (such as a Section 401(k) plan or profit sharing plan) are generally tax-deferred to the investors in a variable annuity plan. This means that you are not required to report Fund distributions on your income tax return when paid, but rather, when your plan makes a payment to you. Investors should consult their retirement plan documents for more information.

[Insert graphic of dollar bill]
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table provides further details to help you understand the financial performance of Class 3 shares for the past five years or since the Fund's inception. The table shows certain information on a single Fund share basis (per share performance). It also shows some key Fund statistics, such as total return (past performance) and expense ratios. Total return represents the annual change in value of a share assuming reinvestment of dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP. Their report, along with the financial statements, is included in the Fund's Annual Report (available upon request).


Class 3                                           Year ended December 31,
------------------------------------------------------------------------------------------------------
                                                          2001          2000          1999/4/
----------------------------------------------------------------------------------------------
Per share data ($)
Net asset value, beginning of year                        9.62         10.55           10.00
                                                   -------------------------------------------
 Net investment income/1/                                  .05           .06             .03
 Net realized and unrealized gains (losses)              (1.27)         (.98)            .52
                                                   ---------------------------- --------------
Total from investment operations                         (1.22)         (.92)            .55
                                                   -------------------------------------------
 Distributions from net investment income                 (.07)         (.01)
                                                   -------------------------------------------
 Distributions from net realized gains                      -- /3/        --              --
Total distributions                                       (.07)/3/      (.01)             --
                                                   -------------------------------------------
Net asset value, end of year                              8.33          9.62           10.5/5/
                                                   -------------------------------------------
Total return (%)/2/                                     (12.64)        (8.77)           5.50
Ratios/supplemental data
Net assets, end of year ($ x 1,000)                     19,753        10,174           2,349
Ratios to average net assets: (%)
 Expenses                                                  .80           .80            .805
 Expenses, excluding waiver by affiliate                  1.09          1.47           4.16/5/
 Net investment income                                     .62           .58           1.78/5/
Portfolio turnover rate (%)                              23.15         15.85              --

1. Based on average shares outstanding.
2. Total return does not include deductions of plan administration fees and expenses that may be incurred under the retirement plan for which the Fund serves as an investment option. If they had been included, total return would be lower. Total return is not annualized for periods less than one year.
3. Includes distribution of capital gains in the amount of $.002.
4. For the period November 1, 1999 (effective date) to December 31, 1999.
5. Annualized.

Fund Account Information

[Insert graphic of a paper with lines and someone writing]
BUYING SHARES
--------------------------------------------------------------------------------

Class 3 shares of the Fund are sold at NAV to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the Fund or its agents to serve as an investment option for plan participants. Class 1 and Class 2 shares of the Fund are sold at NAV to insurance company separate accounts to serve as investment options for variable annuity or variable life insurance contracts. The Board monitors the different share classes for the existence of any material irreconcilable conflicts of interest between the two different types of contract owners and/or plan participants. If there were any such conflicts, the Board will determine what action, if any, shall be taken in response.


Requests to buy shares are processed at the NAV next calculated after we receive the request in proper form. The Fund does not issue share certificates.

Investors should consult their retirement plan documents for more information about selecting the Fund as an investment option.

[Insert graphic of a certificate]
SELLING SHARES
--------------------------------------------------------------------------------

Requests to sell shares are processed at the NAV next calculated after we receive the request in proper form. A Contingent Deferred Sales Charge (CDSC) may apply to shares of the Fund acquired through an exchange of shares from another Franklin Templeton fund if the retirement plan is transferred out of the Franklin Templeton funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton funds. The CDSC is 1% of the current value of the shares being sold or the NAV at the time of the purchase of the shares you exchanged for the Fund's shares, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Insert graphic of two arrows going in different directions]
EXCHANGING SHARES
--------------------------------------------------------------------------------

You may exchange shares of the Fund for shares of other Franklin Templeton funds offered as an investment option in your defined contribution plan, subject to the terms, and any specific limitations on the exchange (or "transfer") privilege, described in your plan and in the prospectus of that fund.


Frequent exchanges or excessive trading can harm performance and interfere with Fund portfolio management or operations and drive up Fund costs. To protect shareholders, there are limits on the number and amount of exchanges that may be made (please see "Market Timers," below).


[Insert graphic of paper and pen]

FUND ACCOUNT POLICIES
--------------------------------------------------------------------------------

CALCULATING SHARE PRICE The Fund calculates its NAV per share each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value.

Requests to buy and sell shares are processed on any day the Fund is open for business at the NAV next calculated after we receive the request in proper form.

REPORTS Investors will receive confirmations and account statements that show account activity. Investors will also receive the Fund's financial reports every six months.


If there is a dealer or other investment representative of record on the account, he or she may also receive copies of all notifications and statements and other information about the account directly from the Fund.

MARKET TIMERS Marketing timing short-term or excessive trading or other abusive trading practices may disrupt portfolio management strategies or Fund operations, increase Fund costs, and harm Fund performance. As a result, the Fund may restrict or refuse investments by market timers. You may be considered a market timer if you have (i) requested an exchange or redemption out of the Fund within two weeks of an earlier exchange or purchase request, or (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged or redeemed shares equal to at least $5 million, or more than 1% of the Fund's net assets, or (iv) otherwise seem to follow a timing pattern. Accounts under common ownership or control are combined for these limits.


ADDITIONAL POLICIES Please note that the Fund maintains additional policies and reserve certain rights, including:

..    The Fund may refuse any order to buy shares.

..    At any time, the Fund may establish or change investment minimums.

..    The Fund may modify or discontinue the exchange privilege on 60 days'
     notice.

..    Investors may only buy shares if the Fund is eligible for sale in their state or jurisdiction.

..    In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

..    For redemptions over a certain amount, the Fund reserves the right to make payments in securities or other assets of the Fund, in the case of an emergency.

SHARE CLASSES The Fund has three classes of shares, Class 1, Class 2 and Class 3, which differ only with respect to certain Class-specific expenses. Class 2 and Class 3 each have a distribution plan or "rule 12b-1 Plan" which is described in the prospectuses offering Class 2 and Class 3 shares. In addition, Class 3 bears its own registration expenses under state and federal securities laws and transfer agency (shareholder account maintenance) expenses.

DISTRIBUTION AND SERVICE (12B-1) FEES Class 3 has a distribution plan, sometimes known as a rule 12b-1 plan, that allows the Fund to pay distribution fees of up to 0.25% per year to those who sell and distribute Class 3 shares and provide services to shareholders and plan participants. Because these fees are paid out of Class 3's assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges. A portion of the fees payable to Franklin Templeton Distributors, Inc. (Distributors) or others under the rule 12b-1 plan may be retained by Distributors for its distribution expenses.

[Insert graphic of question mark]
QUESTIONS

More detailed information about the Trust and the Fund's account policies can be found in the Fund's SAI. If you have any questions about the Fund, you can write to us at One Franklin Parkway, P.O. Box 7777, San Mateo, CA, 94403-7777 or call 1-800/321-8563. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

For More Information


You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

Franklin(R)Templeton(R)

1-800/321-8563

You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

FRANKLIN TEMPLETON
VARIABLE INSURANCE
PRODUCTS TRUST

CLASS 1 & 2

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2002

[insert FT logo]

                 One Franklin Parkway, San Mateo CA  94403-1906   1/800-342-3863
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust (Trust) consists of 24 series (Fund or Funds). Each Fund offers Class 1 and Class 2 shares, which are generally available only to insurance companies for use as investment options in variable annuity or variable life insurance contracts.

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' prospectuses. The Funds' prospectuses, dated May 1, 2002, which we may amend from time to time, contain the basic information you should know before investing in the Funds. You should read this SAI together with the Funds' prospectuses.


The audited financial statements and auditor's report in the Franklin Templeton Variable Insurance Products Trust Annual Report to Shareholders, for the fiscal year ended December 31, 2001 are incorporated by reference (are legally a part of this SAI).


To obtain a free additional copy of a prospectus for Class 1 or Class 2, or an annual report, please call Franklin Templeton at 1-800/342-3863, or your insurance company.

--------------------------------------------------------------------------------
Mutual funds, annuities, and other investment products:
..    are not insured by the Federal Deposit Insurance Corporation, the Federal
     Reserve Board, or any other agency of the U.S. government;
..    are not deposits or obligations of, or guaranteed or endorsed by, any bank;
..    are subject to investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

Contents

Introduction...................................................................
Fundamental Investment Policies................................................
Non-Fundamental Investment Policies............................................
The Funds - Goals, Strategies and Risks .......................................
     Franklin Aggressive Growth Securities Fund................................
     Franklin Global Communications Securities Fund............................
     Franklin Growth and Income Securities Fund................................
     Franklin High Income Fund.................................................
     Franklin Income Securities Fund...........................................
     Franklin Large Cap Growth Securities Fund.................................
     Franklin Money Market Fund................................................
     Franklin Real Estate Fund.................................................
     Franklin Rising Dividends Securities Fund.................................
     Franklin S&P 500 Index Fund...............................................
     Franklin Small Cap Fund...................................................
     Franklin Small Cap Value Securities Fund
      (formerly Franklin Value Securities Fund)................................
     Franklin Strategic Income Securities Fund.................................
     Franklin Technology Securities Fund.......................................
     Franklin U.S. Government Fund.............................................
     Franklin Zero Coupon Funds maturing in 2005 and 2010......................
     Mutual Discovery Securities Fund..........................................
     Mutual Shares Securities Fund.............................................
     Templeton Developing Markets Securities Fund...............................
     Templeton Foreign Securities Fund
      (formerly Templeton International Securities Fund.........................
     Templeton Global Asset Allocation Fund
      (formerly Templeton Asset Strategy Fund)..................................
     Templeton Global Income Securities Fund...................................
     Templeton Growth Securities Fund..........................................
Glossary of Securities, Investment Techniques and their Risks
 Common to More Than One Fund..................................................
Officers and Trustees..........................................................
Management and Other Services..................................................
Portfolio Transactions.........................................................
Distributions and Taxes........................................................
Organization, Voting Rights and Principal Holders..............................
Pricing Shares.................................................................
The Underwriter................................................................
Performance....................................................................
Miscellaneous Information......................................................
Description of Ratings for Bonds, Short-Term
 Debt and Commercial Paper.....................................................

Introduction
--------------------------------------------------------------------------------

The information provided with respect to each Fund is in addition to that set out in the Fund's prospectus.

In addition to the investments and strategies primarily undertaken by each Fund as described in the prospectuses, the Funds may, to a lesser extent, also invest in other types of securities and engage in and pursue other investment strategies, which are described in this SAI. Each type of investment and investment strategy mentioned with respect to each Fund is discussed in greater detail in the Section entitled "Securities, Investment Techniques and their Risks Common to More than One Fund," which appears after "The Funds - Goals and Strategies" Section.

Generally, the policies and restrictions discussed in this SAI and in the prospectuses apply when a Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of a Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.


Each Fund is also subject to various Fundamental Investment Policies which are described in further detail in the Section entitled "Fundamental Investment Policies." Fundamental Investment Policies may only be changed with the approval of the lesser of (1) more than 50% of the Fund's outstanding shares or (2) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy.


Fundamental Investment Policies


Each Fund has adopted several of the following restrictions as fundamental policies. This means they may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. In the discussion of each Fund under "The Funds - Goals and Strategies", the fundamental restrictions applicable to that Fund have been set out using the numerical designations below.


A Fund with this restriction will not:

Diversification

1. With respect to 75% of its total assets, purchase the securities of any one issuer (other than cash, cash items and obligations of the U.S. government) if immediately thereafter, and as a result of the purchase, the Fund would (a) have more than 5% of the value of its total assets invested in the securities of such issuer or (b) hold more than 10% of any or all classes of the securities of any one issuer.

1.1. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

Borrowing

2. Borrow money in an amount in excess of 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investment in securities.

2.1. Borrow money from banks in an amount exceeding 33 1/3% of the value of the Fund's total assets including the amount borrowed. A Fund may also pledge, mortgage or hypothecate its assets to secure borrowings to an extent not greater than 15% of the Fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be a pledge of assets.

2.2. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted (a) by the 1940 Act, or (b) any exemptions therefrom which may be granted by the SEC, or (c) for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2.3. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

2.4. Borrow money, except that the Fund may borrow money from banks to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or from any person for temporary or emergency purposes and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

Lending

3. Lend its assets, except through the purchase or acquisition of bonds, debentures or other debt securities of any type customarily purchased by institutional investors, or through loans of portfolio securities, or to the extent the entry into a repurchase agreement may be deemed a loan.

3.1. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

Underwriting

4. Underwrite securities of other issuers, except as noted in number 6 below and except insofar as a Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

4.1. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

Restricted Securities

5. Invest more than 10% of its assets in illiquid securities which include securities with legal or contractual restrictions on resale, illiquid securities which at the time of acquisition could be disposed of publicly by the Funds only after registration under the Securities Act of 1933, repurchase agreements of more than seven days duration, over-the-counter options and assets used to cover such options, and other securities which are not readily marketable, as more fully described in the prospectus and this SAI.

5.1. Purchase illiquid securities, including illiquid securities which, at the time of acquisition, could be disposed of publicly by the Funds only after registration under the Securities Act of 1933, if as a result more than 15% of their net assets would be invested in such illiquid securities.

Exercising Control

6. Invest in securities for the purpose of exercising management or control of the issuer.

Concentration

7. Invest more than 25% of its assets (measured at the time of the most recent investment) in any single industry.

7.1. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

7.2. Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

Unseasoned companies

8. Invest in companies which have a record of less than three years of continuous operation, including the operations of any predecessor companies.

8.1. Invest up to 5% of their total net assets invest in companies which have a record of less than three years of continuous operation, including the operations of any predecessor.

8.2. Invest up to 10% of its total net assets in companies which have a record of less than three years of continuous operation, including the operations of any predecessor companies.

Margin

9.   Maintain a margin account with a securities dealer or effect short sales.

9.1. Maintain a margin account with a securities dealer or effect short sales, except if the Fund owns securities equivalent in kind and amount to those sold.

9.2. Maintain a margin account with a securities dealer or effect short sales, except that a Fund may engage in short sales to the extent described in the prospectus and this SAI and may make initial deposits and pay variation margin in connection with futures contracts.

9.3. Maintain a margin account with a securities dealer or effect short sales, except that a Fund may make initial deposits and pay variation margin in connection with futures contracts.

Commodities and real estate

10. Invest in commodities or commodity pools, except that certain Funds may purchase and sell Forward Contracts in amounts necessary to effect transactions in foreign securities. Securities or other instruments backed by commodities are not considered commodities or commodity contracts for the purpose of this restriction.

10.1. Invest in commodities or commodity pools, except that the Fund may enter into Futures Contracts and may invest in foreign currency. Securities or other instruments backed by commodities are not considered commodities or commodity contracts for the purpose of this restriction.

10.2. Invest in commodities or commodity pools, except that the Fund may invest in commodities and commodity futures contracts with respect to commodities related to the natural resources sector as defined in the prospectus. Securities or other instruments backed by commodities are not considered commodities or commodity contracts for the purpose of this restriction.

10.3. Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

REITS

11. Invest directly in real estate, although certain Funds may invest in real estate investment trusts or other publicly traded securities engaged in the real estate industry. First mortgage loans or other direct obligations secured by real estate are not considered real estate for purposes of this restriction.

Other investment companies

12. Invest in the securities of other open-end investment companies (except that securities of another open-end investment company may be acquired pursuant to a plan of reorganization, merger, consolidation or acquisition).

Assessable securities

13. Invest in assessable securities or securities involving unlimited liability on the part of the Fund.

Ownership by officers and directors

14. Purchase or retain any security if any officer, director or security holder of the issuer is at the same time an officer, trustee or employee of the Trust or of the Fund's Manager and such person owns beneficially more than one-half of 1% of the securities and all such persons owning more than one-half of 1% own more than 5% of the outstanding securities of the issuer.

Section 817(h) of the Internal Revenue Code

15. Invest its assets in a manner which does not comply with the investment diversification requirements of Section 817(h) of the Code.

Warrants

16. Invest more than 5% of its assets in warrants, whether or not listed on the New York or American Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by the Fund in units or attached to securities are not included in this restriction.

Foreign issuers

17. Invest more than 15% of its assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% in illiquid investments.

Senior securities

18. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or
     (c) making short sales of securities, to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.


Non-Fundamental Investment Policies
--------------------------------------------------------------------------------

It is the present policy of each Fund, except the Mutual Discovery Fund and Mutual Shares Fund, (which may be changed without the approval of a majority of its outstanding shares) not to pledge, mortgage or hypothecate its assets as security for loans (except to the extent of allowable temporary loans), nor to engage in joint or joint and several trading accounts in securities, except that the Funds (including the Mutual Discovery Fund and Mutual Shares Fund) may participate with other investment companies in Franklin Templeton Investments in a joint account to engage in certain large repurchase transactions and may combine orders to purchase or sell securities with orders from other persons to obtain lower brokerage commissions. It is not any Fund's policy to invest in interests (other than publicly traded equity securities) in oil, gas or other mineral exploration or development programs.

The Funds - Goals and Strategies
--------------------------------------------------------------------------------


Each Fund's investment goal or goals are fundamental, which means they may not be changed without that Fund's shareholder approval.


Franklin Aggressive Growth Securities Fund

(Aggressive Growth Fund)


The Fund's investment goal is capital appreciation.
Other Investments and Strategies


..    Convertible securities Although the Fund may invest in convertible securities without limit, it currently intends to limit these investments to no more than 5% of its net assets. The Fund intends to invest in liquid convertible securities but there can be no assurance that it will always be able to do so.

..    Foreign securities Although the Fund may invest in foreign securities, it intends to limit such investments to 10% of its total assets.

..    The Fund also may:

     . write covered put and call options, and purchase put and call options, on securities or financial indices. The Fund will only buy options if the premiums paid for such options total 5% or less of its net assets;

     . purchase and sell futures contracts or related options with respect to securities, indices, and currencies. The Fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of its net assets;

     .    invest in illiquid securities up to 15% of its net assets;

     . lend its portfolio securities up to 33 1/3% of the value of its total assets;

     .    borrow up to 33 1/3% of the value of its assets; and

     .    enter into repurchase and reverse repurchase agreements.


The Fund is subject to Fundamental Investment Policies 1.1, 2.3, 3.1, 4.1, 7.1,
10.3 and 18.


Franklin Global Communications Securities Fund
(Global Communications Fund)


The Fund's investment goals are capital appreciation and current income.
The Fund expects to invest in common stocks that the manager expects to pay dividends. At the present time, however, many of the securities of the global communications companies in which the Fund invests do not pay dividends.

Other Investments and Strategies

..    Utilities companies Utility companies in the U.S. and in non-U.S. countries have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable. Utility company stocks often pay relatively high dividends, so they are particularly sensitive to interest rate movements. Therefore, like bonds, their stock prices may rise as interest rates fall or fall as interest rates rise.


..    Foreign securities The Fund will normally invest at least 65% of its assets in issuers located in at least three different countries. As a non-fundamental policy, the Fund will limit its investments in securities of Russian issuers to 5% of assets.

..    Debt securities The Fund may invest up to 10% of its assets in debt securities, including convertible bonds, but may invest no more than 5% of its assets in debt securities rated Ba or lower by Moody's Investors Service (Moody's) or BB or lower by Standard & Poor's Corporation (S&P/(R)/) or unrated securities that the manager determines are of comparable quality.

..    Convertible securities The Fund currently intends to invest no more than
     10% of its assets in preferred stocks or convertible preferred stocks. Subject to these limits, the Fund may invest up to 5% of its assets in enhanced convertible securities.


..    The Fund also may:

     .    write covered call options;
     .    lend its portfolio securities up to 33 1/3% of its assets;
     .    borrow up to 33 1/3% of the value of its total assets.
     .    enter into repurchase transactions.


The Fund is subject to Fundamental Investment Policies 1.1, 2.4, 3.1, 4.1, 10.3 and 18.


Franklin Growth and Income Securities Fund
(Growth and Income Fund)


The Fund's principal investment goal is capital appreciation. Its secondary goal is current income


Other Investments and Strategies

..    Foreign Securities. The Fund may invest up to 30% of its total assets in foreign securities, including those in emerging markets, but currently intends to limit such investments to 10%.

..    The Fund also may:

     .    purchase enhanced convertible securities;
     .    purchase American Depositary Receipts;
     .    write covered call and put options;
     . purchase call and put options on securities and indices of securities, including "forward conversion" transactions;
     .    lend its portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities; and
     .    enter into repurchase transactions.


The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8.1, 9.1, 10, 11, 12, 13, 14 and 15.


Franklin High Income Fund
(High Income Fund)


The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation.


Other Considerations

The Fund does not intend to invest more than 5%, at the time of purchase, in securities in the lowest rating categories, i.e., rated below Caa by Moody's or CCC by S&P/(R)/ or unrated securities that the manager determines are of comparable quality. The Fund also may buy lower-rated zero-coupon, deferred interest and pay-in-kind securities. The Fund may occasionally participate on creditors' committees for issuers of defaulted debt. If it does, the Fund is generally restricted from selling those securities to anyone other than another member of the creditors' committee, which restricts the liquidity of the holding.

Ratings assigned by the rating agencies are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of the rating. Credit quality in the high yield debt market, however, can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition. For these reasons, the manager does not rely principally on the ratings assigned by rating agencies, but performs its own independent investment analysis of securities being considered for the Fund's portfolio.

Other Investments and Strategies

..    The Fund also may:

     .    acquire loan participations;
     .    purchase debt securities on a "when-issued" basis;
     .    write covered call options;
     .    lend its portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities; and
     . enter into repurchase agreements and forward currency exchange contracts, participate in interest rate swaps, invest in restricted securities, and invest in trade claims.

The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14 and 15.

Franklin Income Securities Fund
(Income Securities Fund)

The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

Other Considerations

The Fund's investments may include zero coupon, deferred interest or pay-in-kind bonds, or preferred stocks. Because the manager has the discretion to choose the percentage of assets that can be invested in a particular type of security as market conditions change, the Fund's portfolio may be entirely invested in debt securities or, conversely, in common stocks.

Other Investments and Strategies

Other Debt Securities The Fund currently does not intend to invest in defaulted debt securities, or more than 5% of its assets in loan participations and other related direct or indirect bank securities. The Fund may invest up to 5% of its assets in trade claims. Both loan participations and trade claims carry a high degree of risk. The Fund does not intend to invest more than 5% of its assets in enhanced convertible securities.

     The Fund also may:

     .    lend its portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities;
     .    enter into repurchase transactions;
  .    purchase securities on a "when-issued" or "delayed-delivery" basis;
     .    write covered call options on securities; and
     .    enter into covered mortgage dollar rolls.

The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8, 9.1, 10, 11, 12, 13, 14 and 15.

Franklin Large Cap Growth Securities Fund
(Large Cap Fund)

The Fund's investment goal is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities.

Other Considerations

Some of the Fund's investments in large-cap companies may yield little or no current income. The Fund's assets may be invested in shares of common stock traded on any national securities exchange or over-the-counter, and in convertible securities including convertible preferred stocks.

Health care companies The Fund may, at times, have significant investments in securities of health care companies. Because the activities of health care companies may be heavily dependent on federal and state government funding, the profitability of these companies could be adversely affected if that funding is reduced or discontinued. Stocks of these companies also may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, or legislative reform of the health care system. Health care companies are also subject to the risks of product liability lawsuits and the risk that their products and services may become obsolete.

Financial services companies The Fund also may invest in financial services companies. Financial services companies are subject to extensive government regulation of the amount and types of loans and other financial commitments they can make, and of the interest rates and fees they can charge. These limitations can have a significant impact on a financial services company's profitability because its profitability is affected by its ability to make financial commitments such as loans. In addition, changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on the financial services industry.

Other Investments and Strategies

     . Debt securities including lower rated securities To the extent the Fund invests in debt securities and convertible debt securities, it does not intend to invest more than 5% in those rated Ba or lower by Moody's or BB or lower by S&P/(R)/ or unrated securities that the manager determines are of comparable quality.

     . Foreign securities The Fund may invest up to 25% of it total assets in foreign securities, including those in emerging markets. The Fund will limit its investments in emerging markets to less than 5% of its total assets.

     .    The Fund also may:

     .    write covered call options;
     .    purchase put options on securities;
     .    lend its portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities;
     .    enter into repurchase transactions; and
     .    invest in restricted or illiquid securities.

The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8.1, 9, 10, 11, 13, 14 and 15.

Franklin Money Market Fund
(Money Fund)

The Fund's investment goal is high current income, consistent with liquidity and capital preservation. While not a fundamental goal, the Fund also seeks to maintain a stable share price of $1.00.

Other Considerations

If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Fund will invest its available assets so that it reduces its dollar-weighted average portfolio maturity to 90 days or less as soon as is reasonably practicable.

Although the Fund may invest up to 5% of assets in securities rated in the second highest category (or unrated securities the manager determines are comparable), it generally invests in securities rated in the highest category. The Fund may, at times, hold a small portion of its assets in asset-backed securities, typically commercial paper backed by loans or accounts receivable of an entity or number of different entities, such as banks or credit card companies.

The Fund may invest in obligations of U.S. branches of foreign banks, which are considered domestic banks. The Fund will only make these investments if the branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Fund also may invest in time deposits, which are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund may invest up to 10% of its assets in time deposits with maturities in excess of seven calendar days.

Loss of Investment Although the Fund seeks to maintain a $1 share price, there is no guarantee that it will be able to do so; you could lose money by investing in the Fund. When-issued and delayed delivery transactions Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuations and their value at delivery may be higher or lower than the purchase price.

Other Investments

     . obligations, with fixed, floating or variable interest rates, issued or guaranteed by U.S. banks with assets of at least one billion dollars, bank notes, loan participation interests and time deposits;
     . obligations of foreign branches of foreign banks, U.S. branches of foreign banks (Yankee Dollar Investments), and foreign branches of U.S. banks (Eurodollar Investments), all of which include certificates of deposit, bank notes, loan participation interests, commercial paper, unsecured promissory notes, time deposits, and bankers' acceptances, where the parent bank has more than five billion dollars in total assets at the time of purchase;
     .    taxable municipal securities, up to 10% of the Fund's assets; and
     . unrated notes, paper, securities or other instruments that the manager determines to be of comparable high quality.

Other Investment Strategies The Fund may not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest more than 5% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Fund also may not invest more than
(a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category.

..    The Fund also may:

     .    buy U.S. government securities on a when-issued or delayed delivery basis;
     .    lend portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities; and
     .    enter into repurchase agreements.

The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14 and 15.

Franklin Real Estate Fund
(Real Estate Fund)

The Fund's principal goal is capital appreciation. Its secondary goal is to earn current income.

Other Considerations

As used by the Fund, "real estate securities" will include equity, debt and convertible securities of companies having the following characteristics and limitations:

..    Companies qualifying as a REIT for federal income tax purposes. In order to qualify as a REIT, a company must derive annually at least 75% of its gross income from real estate sources (rents, mortgage interest, gains form the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities. Real property, mortgage loans, cash and certain securities must comprise 75% of a company's assets at each quarter end. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.

..    Companies that have at least 50% of their assets or revenues attributable to the ownership, construction, management or other services, or sale of residential, commercial or industrial real estate. These companies would include real estate operating companies, real estate services and homebuilders.

The Fund will generally invest in real estate securities listed on a securities exchange or traded over-the-counter. The Fund also may invest in mortgage REITs, which specialize in lending money to developers, and hybrid REITs, which have a mix of equity and debt instruments. Mortgage REITs pass interest income on to shareholders. Mortgage REITs can be affected by the quality of any credit extended. Hybrid REITs can be affected by both the quality of any credit extended and, like equity REITs, by changes in the value of their holdings.

In addition to its investments in real estate securities, the Fund also may invest a portion of its assets in debt and equity securities of issuers whose products and services are closely related to the real estate industry and that are publicly traded on an exchange or in the over-the-counter market. These issuers may include, for example, manufacturers and distributors of building supplies, and financial institutions that issue or service mortgages, such as savings and loan associations or mortgage bankers. Also, the Fund may invest in companies whose principal business is unrelated to the real estate industry but who have at least 50% of their assets in real estate holdings.

Other Investments and Strategies

..    Debt and convertible securities including enhanced and convertible securities As an operating policy, the Fund will not invest more than 10% of its net assets in debt securities, including convertible debt securities, rated Ba or lower by Moody's or unrated securities that the manager determines are of comparable quality. Generally, however, the Fund will not acquire any securities rated lower than B by Moody's or unrated securities that the manager determines are of comparable quality.

..    Foreign securities The Fund may invest up to 10% in foreign securities, including those in emerging markets.

..    The Fund also may:

     .    write covered call options;

     .    lend its portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
     .    engage in repurchase transactions.

The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 8.1, 9, 10, 11, 12, 13, 14 and 15.

Franklin Rising Dividends Securities Fund
(Rising Dividends Fund)

The Fund's investment goal is long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

The Fund's policy of investing at least 65% of its net assets in financially sound companies that have paid consistently rising dividends is fundamental.

Other Investments and Strategies

..    Foreign securities The Fund may invest up to 10% of its net assets in foreign securities, including those in emerging markets.

..    The Fund also may:

     .    invest in illiquid securities up to 15% of its net assets;
     .    lend its portfolio securities up to 33 1/3% of its assets;
     .    borrow up to 33 1/3% of the value of its total assets;
     .    enter into repurchase transactions; and
     .    write covered call options.

The Fund is subject to Fundamental Investment Policies 1.1, 2.3, 3.1, 4.1, 7.2,
10.3 and 18.

Franklin S&P 500 Index Fund
(S&P 500 Index Fund)

The Fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of Fund expenses.

Other Investments and Strategies

..    Options, futures and options on financial futures The Fund may buy and sell financial futures contracts, options on such contracts, and options on securities and securities indices. The Fund may only sell covered options. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures and related options contracts and premiums paid for related options.

..    The Fund also may:

     .    invest in illiquid securities up to 15% of its net assets;
     . lend its portfolio securities up to 33 1/3% of the value of the its total assets; and
     .    borrow up to 33 1/3% of the value of its total assets.

The Fund is subject to Fundamental Investment Policies 1.1, 2.2, 3.1, 4.1, 7.1,
10.3 and 18.

Franklin Small Cap Fund
(Small Cap Fund)

The Fund's investment objective is long-term capital growth.
Other Considerations

Although the Fund purchases securities of small cap companies, it may, at times, have a significant percentage of its assets in mid- and large-cap companies. This is, in part, because the Fund will not dispose of securities of companies whose successes lead them into the mid- and large-cap range. This also may be a result of the Fund's purchases of securities of larger companies. The Fund may invest up to 20% of its net assets in securities other than those of small cap companies, including equity securities of larger companies. This may cause its performance to vary from that of the small capitalization equity markets. The Fund may invest in equity securities of larger companies that the Fund's manager believes have strong growth potential, or in equity securities of relatively well-known, larger companies in mature industries that the manager believes have the potential for appreciation.

Equity securities of small-cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The Fund currently does not intend to invest more than 10% of its assets in convertible securities.

The Fund may purchase securities in private placements, particularly late stage private placements. Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may do this in order to invest in securities of companies whose initial public offerings are expected to be "hot" issues. If the Fund were to wait for the initial public offerings for some of these companies, its small cap restriction might preclude it from buying these securities. This is because, by the time the companies go public, the price at which the offering is finally sold may put some companies into the mid-cap range or the amount that might be allocated to the Fund would be much less than it desires to buy. There is no public market for shares sold in these private placements and it is possible that an initial public offering will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

Other Investments and Strategies

..    Foreign securities Although the Fund may invest up to 25% of its assets in foreign securities, including those in emerging markets, it does not intend to invest more than 10% in foreign securities, generally, nor more than 5% in emerging markets securities, specifically.

..    Debt securities The Fund also may invest in debt securities that the manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the Fund's goal of capital growth. The Fund may invest in debt securities rated B or above by Moody's or S&P/(R)/, or in unrated securities the manager determines are of comparable quality. Currently, however, the Fund does not intend to invest more than 5% of its assets in debt securities (including convertible debt securities) rated lower than BBB by S&P/(R)/ or Baa by Moody's or, if unrated, that the manager determines to be of comparable quality.

..    REITs The Fund currently does not intend to invest more than 10% of its assets in real estate investment trusts (REITs), including small company REITs.

..    Loans of portfolio securities The Fund intends to take full advantage of its authority to lend its portfolio securities up to 20% of its total assets in order to generate additional income.

..    The Fund also may:

     .    write covered put and call options on securities or financial indices;
     .    purchase put and call options on securities or financial indices;
     . purchase and sell futures contracts or related options with respect to securities, indices and currencies;
     .    invest in illiquid or restricted securities up to 15% of its net assets;
     .    borrow up to 33 1/3% of the value of its total assets; and
     .    enter into repurchase or reverse repurchase agreements.

The Fund is subject to Fundamental Investment Policies 1.1, 2.3, 3.1, 4.1, 7.2,
10.3 and 18.


Franklin Small Cap Value Securities Fund
(Small Cap Value Fund)
Before May 1, 2002, the Fund's name was Franklin Value Securities Fund.

The Fund's investment goal is long-term total return.
Other Considerations

The Fund may invest in preferred stocks, securities convertible into common stocks, warrants, secured and unsecured debt securities, and notes.

Control The Fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, if the manager perceives that the Fund may benefit, the manager may, but is not obligated to, seek to influence or control management.

Companies emerging from bankruptcy The Fund may, from time to time, buy securities of companies emerging from bankruptcy, which have special risks. Companies emerging from bankruptcy may have difficulty retaining customers and suppliers. These companies may have relatively weak balance sheets and during economic downturns, they may have insufficient cash flow to pay their debt obligations and difficulty finding additional financing.

Other Investments and Strategies

..    Foreign securities The Fund may invest up to 25% of its total assets in foreign securities, but currently intends to limit its investments in foreign securities generally to less than 10% and in emerging markets securities to less than 5%.

..    Convertible securities The Fund may invest in convertible securities, enhanced convertible securities and synthetic convertibles. The Fund applies the same rating criteria and investment policies to convertible debt securities as its investments in debt securities.

..    Lower-rated securities The Fund may invest up to 25% of its assets in debt securities rated below BBB by S&P(R) or Baa by Moody's, or in unrated debt securities that the manager determines to be comparable. Such securities, sometimes called "junk bonds," are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Therefore, these securities involve special risks. Debt securities rated D by S&P(R) are in default and may be considered speculative.

..    The Fund also may:

     .    sell short securities it does not own, up to 5% of its assets;
     .    sell securities "short against the box" without limit;
     .    lend its portfolio securities up to 33 1/3% of its assets;
     .    borrow up to 33 1/3% of the value of its total assets from banks;
     . invest in zero coupon securities, pay-in-kind bonds, structured notes, mortgage-backed and asset-backed securities;
     . purchase loan participations and trade claims, both of which carry a high degree of risk;

     . purchase and sell exchange-listed and over-the-counter put and call options on securities and financial indices;
     . purchase and sell futures contracts or related options with respect to securities and indices; and
     .    invest in restricted or illiquid securities.

The Fund is subject to Fundamental Investment Policies 2.1, 3, 4, 5.1, 7, 9.2, 10.1, 11, 13 and 15.

Franklin Strategic Income Securities Fund
(Strategic Income Fund)

The Fund's principal goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation.
Other Considerations


The Fund may invest up to 35% of its total assets in common stocks.


Debt ratings The Fund may invest in debt securities in any rating category. Ratings assigned by the rating agencies are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of the rating. The Fund also may buy defaulted debt securities if, in the opinion of the manager, it appears the issuer may resume interest payments or other advantageous developments appear likely in the intermediate future.

Other Investments and Strategies

..    Portfolio turnover The manager's rebalancing of the portfolio when seeking to keep interest rate risk, market and country allocations, and bond maturities at desired levels may cause the Fund's portfolio turnover rate to be high. High turnover generally increases the Fund's transaction costs. Moreover, in shifting assets strategically from one sector to another, there is no guarantee that the manager will consistently select the sectors that are the most advantageous.

..    Indebtedness and participations The Fund may invest in secured or unsecured corporate indebtedness, including loan participations and trade claims.

..    Derivative investments The Fund may invest limited amounts in various derivative investments, which carry high risk. Such derivatives could include: stripped mortgage-backed securities (including interest-only or principal-only securities); CMOs; options on securities, on securities indices, on futures contracts, and financial futures contracts; interest rate swap agreements; and mortgage dollar rolls. The Fund may only buy options on securities and securities indices if the total premium paid for such options is 5% or less of total assets. The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. The Fund may invest up to 5% of its total assets in inverse floaters.

..    Currency hedging The Fund also may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts (forward contracts), and currency swaps.


..    Stripped securities The Fund may purchase stripped securities such as U.S.
     Treasury Strips, which are extremely sensitive to changes in interest rates (and prepayments) and their prices will fluctuate more than the prices of other interest-paying bonds or notes.

..    Mortgage-backed securities The Fund may invest in mortgage-backed securities issued by private entities, which are supported by the credit of the issuer.

..    The Fund also may:

..    invest in illiquid securities up to 15% of its net assets;
..    lend its portfolio securities up to 33 1/3% of the value of its total assets;


..    borrow up to 33 1/3% of the value of its total assets;
..    enter into repurchase or reverse repurchase agreements; and
..    enter into covered mortgage dollar rolls.

The Fund is subject to Fundamental Investment Policies 2.3, 3.1, 4.1, 7.1, 10.3 and 18.


Franklin Technology Securities Fund
(Technology Fund)

The Fund's investment goal is capital appreciation. Other Considerations

The Fund may invest in companies of any size. Small-cap companies generally have market capitalizations of up to $1.5 billion, at the time of purchase. Mid-cap companies generally have market capitalizations of $1.5 to $8 billion at the time of the Fund's investment. Market capitalization is the total market value of a company's outstanding stock.

The Fund may invest up to 5% of its assets in private placements, particularly late stage private placements. Late stage private placements are sales of securities made in non-public, unregistered transactions shortly before a company expects to go public. The Fund may do this in order to participate in companies whose initial public offerings are expected to be "hot" issues. There is no public market for shares sold in these private placements and it is possible that an initial public offering will never be completed. Moreover, even after an initial public offering, there may be a limited trading market for the securities or the Fund may be subject to contractual limitations on its ability to sell the shares.

Other Investments and Strategies

..    Foreign securities The Fund may invest up to 35% of its total assets in foreign securities, including those in emerging markets. The Fund may buy securities that are traded in the U.S. or directly in foreign markets. For this Fund, emerging market countries include those generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

..    Convertible securities The Fund may invest in convertible securities up to
     20% of its assets, principally in preferred stocks.

..    Debt securities The Fund will invest less than 5% of its net assets debt securities. The Fund may buy rated and unrated debt securities. Independent rating agencies rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk.

..    The Fund also may:

     .    engage in repurchase agreements;
     .    invest in illiquid securities up to 15% of its net assets;
     . lend its portfolio securities up to 33 1/3% of the value of its total assets;
     .    borrow up to 33 1/3% of the value of its total assets;
     . invest its assets in securities issued by companies engaged in securities related businesses;
     .    buy equity securities on a "when-issued" or "delayed delivery" basis;
     .    buy equity securities under a standby commitment agreement;
     . buy and sell options on securities and securities indices (provided the premiums paid for such options total 5% or less of the Fund's net assets);
     .    buy and sell futures contracts for securities and currencies;
     . buy and sell securities index futures and options on securities index futures; and
     . buy or write covered put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market and on securities indices.


The Fund is subject to Fundamental Investment Policies 2.3, 3.1, 4.1, 10.3 and
18.

Franklin U.S. Government Fund
(Government Fund)


The Fund's investment goal is income.


Other Considerations

Government National Mortgage Association (GNMA) obligations (Ginnie Maes) Payments to holders of Ginnie Maes consist of the monthly distributions of interest and principal less GNMA's and issuers' fees. The Fund will reinvest the return of principal in securities that may have different interest rates than the Ginnie Mae on which the principal was returned.

Unscheduled principal payments are passed through to the Ginnie Mae holders, such as the Fund, when mortgages in the pool underlying a Ginnie Mae are prepaid by borrowers (because a home is sold and the mortgage is paid off, or the mortgage is refinanced) or as a result of foreclosure. Accordingly, a Ginnie Mae's life is likely to be shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to accurately predict the life of a particular Ginnie Mae.

Other Investments and Strategies

..    Other mortgage securities The Fund also may invest in fixed-rate mortgage-backed securities, adjustable-rate mortgage-backed securities
     (ARMS), or a hybrid of the two. In addition to ARMS, the Fund also may invest in adjustable rate U.S. government securities, which may include securities backed by other types of assets, including business loans guaranteed by the U.S. Small Business Administration and obligations of the Tennessee Valley Authority. Some government agency obligations or guarantees are supported by the full faith and credit of the U.S. government, while others are supported principally by the issuing agency and may not permit recourse against the U.S. Treasury if the issuing agency does not meet its commitments.

..    Other Pass-Through Securities The Fund may invest in certain other types of pass-through debt securities, issued or guaranteed by U.S. government agencies or instrumentalities.

..    The Fund also may:

     .    purchase securities on a "to be announced" and "delayed delivery"
          basis;
     .    enter into covered mortgage "dollar rolls;"
     .    lend portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value its total assets for any purpose other than direct investments in securities, and up to 33 1/3% of the value of its total assets from banks for temporary or emergency purposes; and
     .    engage in repurchase agreements.


The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14 and 15.


Franklin Zero Coupon Funds 2005, and 2010 (Zero Coupon Funds): Maturing in December of 2005, 2010


Each Fund's investment goal is to provide as high an investment return as is consistent with capital preservation.

Other Considerations

The Funds may purchase zero coupon bonds issued by foreign government issuers, and domestic and foreign corporations.

The Funds also may purchase zero coupon bonds or stripped securities including:

..    securities issued by the U.S. Treasury (Stripped Treasury Securities). The
     Funds do not anticipate that these securities will exceed 55% of a Fund's assets;
..    securities issued by the U.S. government and its agencies and instrumentalities (Stripped Government Securities);
..    debt securities denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations (Stripped Eurodollar Obligations); and
..    to a lesser extent, zero coupon securities issued by domestic corporations, which consist of corporate debt securities without interest coupons, and, if available, interest coupons that have been stripped from corporate debt securities, and receipts and certificates for such stripped debt securities and stripped coupons (collectively, Stripped Corporate Securities).

Zero coupon bonds and stripped securities, like other debt securities, are subject to certain risks, including credit and market risks. To the extent the Funds invest in securities other than U.S. Treasury securities, these investments will be rated at least A by nationally recognized statistical rating agencies or unrated securities that the manager determines are of comparable quality. Debt securities rated A are regarded as having an adequate capacity to pay principal and interest but are vulnerable to adverse economic conditions and have some speculative characteristics. The Funds will also attempt to minimize the impact of individual credit risks by diversifying their portfolio investments. The availability of stripped securities, other than Stripped Treasury Securities, may be limited at times. During such periods, because the Funds must meet annuity tax diversification rules, they may invest in other types of fixed-income securities.


Because each Fund will be predominantly invested in zero coupon securities, investors who hold shares to maturity will experience a return consisting primarily of the amortization of discount on the underlying securities in the Fund. However, the net asset value of a Fund's shares increases or decreases with changes in the market value of that Fund's investments.

Maturity The estimated expense of terminating and liquidating a Fund will be accrued ratably over the year preceding its Target Date. These expenses, which are charged to income like all expenses, are not expected to exceed significantly the ordinary annual expenses incurred by the Fund and, therefore, should have no significant additional effect on the maturity value of the Fund.


Tax considerations Under federal income tax law, a portion of the difference between the purchase price of the zero coupon securities and their face value (original issue discount) is considered to be income to the Zero Coupon Funds each year, even though the Funds will not receive cash payments representing the discount from these securities. This original issue discount will comprise a part of the net taxable investment income of the Funds that must be "distributed" to the insurance company, as shareholder, each year whether or not the distributions are paid in cash. To the extent the distributions are paid in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities or possibly from the disposition of zero coupon securities.

Other Investments and Strategies

..    Foreign securities Although each Fund reserves the right to invest up to
     10% of its assets in foreign securities, each Fund typically invests less than that and only in dollar denominated foreign securities.

..    Structured notes Although each Fund reserves the right to invest up to 10%, each Fund currently does not intend to invest more than 5% of its assets in certain structured notes that are comparable to zero coupon bonds in terms of credit quality, interest rate volatility, and yield.

..    Money Market Instruments Each Fund may invest up to, but under normal circumstances will have less than, 20% of its assets in money market instruments for purposes of providing income for expenses, redemption payments, and cash dividends.

..    Each Fund also may:

     .    lend portfolio securities up to 30% of its assets;
     . borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities; and
     .    enter into repurchase agreements.


The Funds are subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11,12, 13, 14 and 15.

Mutual Discovery Securities Fund
(Mutual Discovery Fund)


The Fund's investment goal is capital appreciation.

Other Considerations

The Fund may invest in securities that are traded on U.S. or foreign exchanges, the NASDAQ national market or in the over-the-counter market, and may invest in any industry or sector. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by corporations or governments in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Restructuring or distressed companies The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount.

Control The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Lower-rated securities The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities may be acquired at prices less than their intrinsic values. Consequently, the manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund's restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Other Investments and Strategies

..    Other Indebtedness The Fund also may invest in other forms of secured or unsecured indebtedness or participations (indebtedness), which may have very long maturities or may be illiquid.

..    Foreign securities The Fund presently does not intend to invest more than
     5% of its assets in securities of emerging market countries including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

..    Currency hedging To the extent that hedging is available, the Fund may use the following currency hedging techniques: foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

..    The Fund also may:

     .    sell short securities it does not own up to 5% of its assets;
     .    sell securities "short against the box" without limit;

     .    lend its portfolio securities up to 33 1/3% of its assets;
     .    borrow up to 33 1/3% of the value of its total assets from banks;
     .    enter into repurchase transactions;
     .    purchase securities on a "when-issued" or "delayed delivery" basis;
     .    invest in restricted or illiquid securities;
     . purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; and

     .    purchase and sell futures contracts and related options.

The Fund is subject to Fundamental Investment Policies 1, 2.1, 3, 4, 5.1, 7, 9.2, 10.1, 11, 13 and 15.

Mutual Shares Securities Fund
(Mutual Shares Fund)


The Fund's principal goal is capital appreciation. Its secondary goal is income.


Other Considerations

The Fund may invest in securities that are traded on U.S. or foreign exchanges, the NASDAQ national market or in the over-the-counter market, and may invest in any industry sector. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

Debt securities in which the Fund may invest include securities or indebtedness issued by corporations or governments in any form, as well as distressed mortgage obligations and other debt secured by real property. The Fund does not have established percentage limits for its investment in equity securities, debt securities or money market instruments.

Control The Fund may invest in other entities that purchase securities for the purpose of influencing or controlling management. These entities may invest in a potential takeover or leveraged buyout or invest in other entities engaged in such practices.

Restructuring or distressed companies The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount.

Lower-rated securities The Fund may invest in debt securities in any rating category. In general, the Fund will invest in these instruments for the same reasons as equity securities, i.e., the manager believes that the securities are available at prices less than their intrinsic values. Consequently, the manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt securities issued by reorganizing or restructuring companies, or companies that recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or lower rated securities that are often in, or are about to, default, that the manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The Fund may invest without limit in defaulted debt securities, subject to the Fund's restriction on investments in illiquid securities. The purchase of debt of a troubled company always involves a risk that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.

Other Investments and Strategies

..    Indebtedness The Fund also may invest in other forms of secured or unsecured indebtedness or participations (indebtedness), which may have very long maturities or may be illiquid.

..    Foreign securities Although the Fund reserves the right to purchase securities in any foreign country without percentage limitation, the Fund's current investment strategy is to invest primarily in domestic securities, with approximately 15-20% of its assets in foreign securities. The Fund presently does not intend to invest more than 5% of its assets in securities of emerging markets, including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

..    Currency hedging The Fund may use the following currency hedging techniques: investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts and currency swaps.

..    The Fund also may:

     .    sell short securities it does not own up to 5% of its assets;
     .    sell securities "short against the box" without limit;
     .    lend its portfolio securities up to 33 1/3% of its assets;
     .    borrow up to 33 1/3% of the value of its assets from banks;
     .    enter into repurchase transactions;
     .    purchase securities on a "when-issued" or "delayed delivery" basis;
     . invest in restricted or illiquid securities: purchase and sell exchange-listed and over-the- counter put and call options on securities, equity and fixed-income indices and other financial instruments; and

     .    purchase and sell futures contracts and related options.

The Fund is subject to Fundamental Investment Policies 1, 2.1, 3, 4, 5.1, 7, 9.2, 10.1, 11, 13 and 15.


Templeton Developing Markets Securities Fund
(Developing Markets Fund)


The Fund's investment goal is long-term capital appreciation.

Other Considerations

For this Fund, emerging market countries include: (i) countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation; or (ii) countries that are classified by United Nations or otherwise regarded by their authorities as emerging; or (iii) countries with a market capitalization of less than 3% of the Morgan Stanley Capital World Index.


Emerging market equity securities are equity securities of emerging market companies. Emerging market companies are: (i) companies the principal securities trading markets of which are in emerging market countries; or (ii) companies that derive a significant share of their total revenue from either goods or services produced or sales made in emerging market countries; or (iii) companies that have a significant portion of their assets in emerging market countries; or
(iv) companies that are linked to currencies of emerging market countries; or
(v) companies that are organized under the laws of, or with principal offices in, emerging market countries. The manager will determine eligibility based on publicly available information and inquiries to the companies.

The manager will determine the eligibility of investments based on publicly available information and inquiries made to companies.

From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund seeks to benefit from economic and other developments in emerging markets. The investment goal of the Fund reflects the belief that investment opportunities may result from an evolving, long-term international trend favoring more market-oriented economies. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Countries in the process of developing more market-oriented economies may experience relatively high rates of economic growth, but there are many factors that may slow development and growth. Other countries, although having relatively mature emerging markets, also may be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.


The Fund may use various derivative strategies. The performance of derivative investments depends, at least in part, on the performance of an underlying asset. Derivatives involve costs, may be volatile, and may involve a small investment relative to the risk assumed. Their successful use will depend on the manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid.

Other Investments and Strategies

..    Smaller companies The Fund may invest significantly in smaller companies, which have market capitalizations of $1.5 billion or less. Market capitalization is the total market value of a company's outstanding stock.


..    Debt securities Depending upon current market conditions, the Fund may invest up to 20% of its assets in fixed-income debt securities for capital appreciation.


     To the extent the Fund invests in debt securities, it will invest in those rated at least C by Moody's or S&P(R) or, if unrated, that the manager determines to be of comparable quality. As a fundamental policy, the Fund will not invest more than 10% of its assets in defaulted debt securities. The Fund does not, however, currently intend to invest in defaulted debt. As an operating policy (which may be changed without shareholder approval), the Fund will not invest more than 5% of its assets in lower-rated debt securities which include debt securities rated BBB or lower by S&P(R) or Baa or lower by Moody's (the lowest category of "investment grade" rating).

..    Closed end investment companies The Fund may invest up to 10% of its total assets in securities of closed-end investment companies to facilitate foreign investment. Investors should realize that they indirectly bear a proportionate share of the expenses of these investment companies, including operating costs, and investment advisory or administrative fees.

..    Foreign securities The Fund will at all times, except during defensive periods, maintain investments in at least three emerging markets countries. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of assets. The Fund may, but currently does not intend to, invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange.

..        The Fund also may:

     .    lend its portfolio securities up to 33 1/3% of its assets;

     .    borrow up to 33 1/3% of the value of its assets;

     .    purchase convertible securities and warrants;

     .    invest up to 15% of its net assets in illiquid securities;

     .    engage in repurchase transactions;

     .    enter into forward foreign currency exchange contracts; and

     . enter into futures contracts, and related options, with respect to securities, securities indices and foreign currencies. The value of the underlying securities of written futures contracts will not exceed at any time, 25% of the Fund's total assets.

When deemed appropriate by the manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes.


The Fund is subject to Fundamental Investment Policies 1.1, 2.4, 3.1, 4.1, 7.2,
10.3 and 18.


Templeton Foreign Securities Fund
(Foreign Securities Fund)

Before May 1, 2002, the Fund's name was Templeton International Securities Fund.

The Fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval.

Other Considerations

As an international fund, the Fund will invest at least 65% of its total assets in securities of issuers in at least three countries outside the U.S. The Fund will invest predominantly in large-cap and mid-cap companies with market capitalizations of $5 billion or more, and $2 billion to $5 billion, respectively. It also may invest up to 15% of its assets in smaller companies.

Other Investments and Strategies

..    Foreign securities As a non-fundamental policy, the Fund will limit its investments in securities of Russian issuers to 5% of its assets.

..    Debt securities The Fund may invest up to 20% of its assets in debt securities including in medium and lower quality debt securities that are rated between BBB and as low as D by S&P(R), and between Baa and as low as C by Moody's or unrated securities the manager determines are of comparable quality. As an operating policy (which may be changed by the Board without shareholder approval) the Fund will not invest more than 5% of its assets in lower-rated securities rated BB or lower by S&P(R), Ba or lower by Moody's, or lower unrated securities that the manager determines are an equivalent investment quality.

..    The Fund also may:

     .    invest up to 15% of its net assets in illiquid securities;

     .    invest up to 5% of its net assets in convertible securities;

     .    enter into firm commitment agreements;

     .    purchase securities on a "when issued" basis;

     . purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts. It may engage in these transactions only if the total contract value of the futures do not exceed 20% of the Fund's total assets;

     .    lend its portfolio securities up to 33 1/3% of its total assets; and

     .    borrow up to 33 1/3% of the value of its total assets.


The Fund is subject to Fundamental Investment Policies 1.1, 2.4, 3.1, 4.1, 7.2,
10.3 and 18.


Templeton Global Asset Allocation Fund
(Asset Allocation Fund)

Before May 1, 2002, the Fund's name was Templeton Asset Strategy Fund.

The Fund's investment goal is high total return. This goal is fundamental, which means it may not be changed without shareholder approval.

Other Considerations

The Fund will normally invest its assets in at least three countries, except during defensive periods.

Other Investments and Strategies

..    Foreign securities The Fund has an unlimited ability to purchase exchange listed securities in any foreign country, developed or emerging. The Fund will not invest more than 15% of its total assets in securities of foreign issuers that are not listed on a recognized U.S. or foreign securities exchange. As a non-fundamental policy, the Fund will limit its investments in securities of Russian issuers to 5% of its assets.

..    Debt securities The Fund may invest in debt securities issued by governments or companies, whether domestic or foreign, such as bonds, debentures, notes, commercial paper, collateralized mortgage obligations
     (CMOs) and securities issued or guaranteed by governments agencies and instrumentalities. The Fund may invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The average maturity of debt securities in the Fund's portfolio is medium-term (about 5 to 15 years), but will fluctuate depending on the manager's outlook on the issuer's country and future interest rate changes.

..    Money Market Instruments The Fund may hold cash and time deposits with banks in the currency of any major nation and invest in certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion. The Fund also may invest in commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P(R) or, unrated commercial paper issued by companies having outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P(R).

..    The Fund also may:

     .    invest in illiquid securities up to 15% of its net assets;

     .    invest in collateralized mortgage obligations;

     .    purchase securities on a "when-issued" basis;

     .    invest in REITS;

     .    enter into repurchase transactions;

     .    lend its portfolio securities up to 33 1/3% of its assets;

     .    borrow up to 33 1/3% of the value of its assets;

     .    invest in forward foreign currency exchange contracts; and

     . purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purpose only and not for speculation. It may engage in these transactions only if the total contract value of the futures contract does not exceed 20% of the Fund's total assets.


The Fund is subject to Fundamental Investment Policies 1.1, 2.4, 3.1, 4.1, 7.2,
10.3 and 18.


Templeton Global Income Securities Fund
(Global Income Fund)

The Fund's investment goal is high current income consistent with preservation of capital. This goal is fundamental, which means it may not be changed without shareholder approval. Capital appreciation is a secondary consideration.

Other Considerations

A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. The Fund selects investments to provide a high current yield and currency stability, or a combination of yield, capital appreciation, and currency appreciation. As a global fund, the Fund may invest in securities issued in any currency and may hold foreign currency.

Under normal market conditions, the Fund will have at least 25% of its assets invested in debt securities issued or guaranteed by foreign governments. Under normal circumstances, at least 65% of the Fund's assets will be invested in issuers located in at least three countries, one of which may be the U.S.

The Fund may invest a significant portion of its assets in securities and currency in emerging market countries.

Other Investments and Strategies

..    Debt securities The Fund may invest in debt or equity securities of any type of issuer, including domestic and foreign corporations, domestic and foreign banks (with assets in excess of one billion dollars), other business organizations, and domestic and foreign governments and their political subdivisions, including the U.S. government, its agencies, and authorities or instrumentalities, and supranational organizations. The Fund is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state, or equivalent government or of a government jurisdiction that are not backed by its full faith and credit and general taxing powers. The Fund considers securities issued by central banks that are guaranteed by their national governments to be government securities.

     The debt securities in which the Fund invests may have equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participation based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where an issuer's debt securities and common stock are offered as a unit).

     The Fund may invest in debt securities with varying maturities. Under current market conditions, it is expected that the average life span of all of the Fund's investments (the dollar-weighted average maturity of the Fund's investments) will not exceed 15 years. Generally, the portfolio's average maturity will be shorter when the manager expects interests rates worldwide or in a particular country to rise and longer when the manager expects interest rates to fall.

..    Portfolio turnover The manager's rebalancing of the portfolio when seeking to keep interest rate risk, country allocations, and bond maturities at desired levels, may cause the Fund's portfolio turnover rate to be high. High turnover generally increases the Fund's transaction costs..

..    The Fund also may:

..    use forward and futures contracts, options on currencies, and interest rate swaps;
..    invest in preferred stock;
..    invest in structured notes;
..    purchase and sell call and put options on U.S. or foreign securities;
..    acquire loan participations;
..    lend its portfolio securities up to 30% of its assets;
..    borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities;
..    enter into repurchase, reverse repurchase, and "when-issued" transactions;
     and
..    enter into futures contracts for the purchase or sale of U.S. Treasury or foreign securities or based upon financial indices.


The Fund is subject to Fundamental Investment Policies 2, 3, 4, 5, 6, 7, 8.1, 9.3, 10.1, 11, 12, 13, 14 and 15.


Templeton Growth Securities Fund
(Growth Securities Fund)

The Fund's investment goal is long-term capital growth. This goal is fundamental, which means it may not be changed without shareholder approval. Any income the Fund earns will be incidental.

Other Considerations

The Fund considers emerging market countries to include those generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. As a non-fundamental policy, the Fund will limit its investments in securities of Russian issuers to 5% of assets.

Other Investments and Strategies

..    Debt securities The Fund may invest in bonds, convertible bonds, and bonds selling at a discount, as a defensive measure while looking for attractive equity investments. The Fund also may invest in debt securities for capital appreciation. The Fund may invest in debt securities that are rated as low as C by Moody's or S&P(R)(the lowest rating category) or, if unrated, that the manager determines to be of comparable quality, but intends to invest in those that are highly rated. However, as a policy established by the Board, the Fund will not invest more than 5% of its assets in debt securities rated BBB or lower by S&P(R)or Baa or lower by Moody's. Consistent with the goal of the Fund, the Board may consider a change if economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be appropriate. As a fundamental policy, the Fund may not invest more than 10% of its assets in defaulted debt securities. The Fund, however, does not currently intend to invest in any defaulted debt securities.

..    Stock Index Futures The Fund may purchase and sell stock index futures contracts up to, in the aggregate, 20% of its assets. It may not at any time commit more than 5% of its assets to initial margin deposits on futures contracts.

..    Loans of portfolio securities In order to increase income to the Fund, the
     Fund may lend certain of its portfolio securities up to 30% of its total assets to qualified banks and broker dealers.

..    The Fund also may:

..    purchase preferred stocks;
..    invest up to 10% of its assets in securities with a limited trading market,
     i.e., "illiquid securities";
..    enter into repurchase agreements;
..    borrow up to 5% of the value of its total assets, except from banks for temporary or emergency purposes, and not for direct investments in securities; and
..    invest in restricted securities.

The Fund is subject to Fundamental Investment Policies 1, 2, 3, 4, 5, 6, 7, 8.1, 9.3, 10.1, 11, 12, 13, 14, 15, 16 and 17.

Glossary of Securities, Investment Techniques and Their Risks

This section describes certain types of securities and investment techniques that a Fund may use to help it achieve its investment goals and to the extent not expressly prohibited by its investment policies. Not all investments, strategies and techniques are available to all Funds. You should refer to the information in the Fund's prospectus or earlier in this SAI to determine if an investment, strategy or technique may be used by a particular Fund. If there appears to be an inconsistency between this section and the individual Fund section with respect to investments, strategies or techniques, the individual Fund section controls and should be relied upon.

Each Fund is also subject to investment policies that are described under the heading "Fundamental Investment Policies" in this SAI. The investment goal of each Fund and its listed investment policies are "fundamental policies" of each Fund, which means that they may not be changed without a majority vote of shareholders of the Fund. With the exception of a Fund's investment goal and those restrictions specifically identified as fundamental, all investment policies and practices described in the Fund's prospectus and in this SAI are not fundamental, which means that the Board of Trustees (Board) may change them without shareholder approval.


The value of your shares will increase as the value of the securities owned by a Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares also may change with movements in the stock and bond markets as a whole.


During a period beginning in the early 1990's, the U.S. economy experienced the longest period of expansion in its history. At times, gains in the stock market, and for many individual securities, significantly exceeded prior historical norms. Investors should not have unrealistic expectations that such expansion or the pace of gains will resume or continue in the future.


In addition to the risks described in each Fund's prospectus and the individual Fund summaries in this SAI, investors should consider the risks that pertain to the Funds that may invest in the instruments or engage in the following strategies.

BORROWING

None of the Funds will purchase additional securities while its borrowing exceeds its stated percentage limitations on borrowing. Under federal securities laws, a fund may borrow from banks provided it maintains continuous asset coverage of 300% with respect to such borrowings, including selling (within three days) sufficient portfolio holdings to restore such coverage should it decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing may make any change in the Fund's net asset value even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.


In addition to borrowing for leverage purposes, the Funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the Funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than cash flow considerations. See "Fundamental Investment Policies" for more information about the Funds' policies with respect to borrowing.


CONVERTIBLE SECURITIES

IN GENERAL. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When that convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

In addition, the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While each Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations of the issuer in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

ENHANCED CONVERTIBLE SECURITIES. In addition to "plain vanilla" convertibles, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these enhanced characteristics for investors include yield enhancement, increased equity exposure and enhanced downside protection. From an issuer's perspective, enhanced structures are designed to meet balance sheet criteria, interest/dividend payment deductibility and reduced equity dilution. The following are descriptions of common structures of enhanced convertible securities.

Enhanced convertible preferred securities (e.g., QUIPS, TOPrS, and TECONS) are, from an investor's viewpoint, essentially convertible preferred securities, i.e., they are issued as preferred stock convertible into common stock at a premium and pay quarterly dividends. Through this structure, the company establishes a wholly-owned, special purpose vehicle whose sole purpose is to issue convertible preferred stock. The proceeds of the convertible preferred stock offering pass through to the company. The company then issues a convertible subordinated debenture to the special purpose vehicle. This convertible subordinated debenture has identical terms to the convertible preferred issued to investors. Benefits to the issuer include increased equity credit from rating agencies and the deduction of coupon payments for tax purposes.

LIQUIDITY CONSIDERATION. An investment in an enhanced convertible security may involve additional risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. The Funds, however, intend to acquire liquid convertible securities, though there can be no assurances that this will be achieved. Reduced liquidity in the secondary market for certain securities also may make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

MANDATORILY CONVERTIBLE SECURITIES. Mandatorily convertible securities (e.g., ACES, DECS, PRIDES, SAILS - each issuer has a different acronym for their version of these securities) are considered the most like equity of convertible securities. At maturity these securities are mandatorily convertible into common stock offering investors some form of yield enhancement in return for some of the upside potential in the form of a conversion premium. Typical characteristics of mandatory convertibles include: issued as preferred stock, convertible at premium, pay fixed quarterly dividend (typically 500 to 600 basis points higher than common stock dividend), and non-callable for the life of the security (usually three to five years). An important feature of mandatory convertibles is that the number of shares received at maturity is determined by the difference between the price of the common stock at maturity and the price of the common stock at issuance.

EXCHANGEABLE SECURITIES. Exchangeable securities are often used by a company divesting a holding in another company. The primary difference between exchangeable and standard convertible securities is that the issuing company is a different company from that which issued the underlying shares.

YIELD ENHANCED STOCK. Yield enhanced stock (YES, also known as PERCS) mandatorily converts into common stock at maturity and offers investors a higher current dividend than the underlying common stock. The difference between these structures and other mandatory convertibles is that the participation in stock price appreciation is capped.

ZERO COUPON AND DEEP DISCOUNT CONVERTIBLE BONDS. Zero-coupon and deep-discount convertible bonds (OID and LYONs) include the following characteristics: no or low coupon payments, imbedded put options allowing the investor to put them on select dates prior to maturity, call protection (usually three to five years), and lower than normal conversion premiums at issuance. A benefit to the issuer is that, while no cash interest is actually paid, the accrued interest may be deducted for tax purposes. Because of their put options, these bonds tend to be less sensitive to changes in interest rates than either long maturity bonds or preferred stocks. The put options also provide enhanced downside protection while retaining the equity participation characteristics of traditional convertible bonds.

SYNTHETIC CONVERTIBLE SECURITIES. A synthetic convertible is created by combining distinct securities that together possess fixed income payments and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible fixed-income securities and in warrants or stock or stock index call options that grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options. Synthetic convertible securities are generally not considered to be equity securities for purposes of each Fund's investment policy regarding those securities.

Synthetic convertible securities differ from a true convertible security in the following respects:

..    The value of a synthetic convertible is the sum of the values of its fixed-income and convertibility components, which means that the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

..    Typically, the two components of a synthetic convertible represent one issuer, but a Fund may combine components representing distinct issuers or combine a fixed income security with a call option on a stock index when the manager determines that such a combination would better promote pursuing a Fund's investment objectives.

..    The component parts of a synthetic convertible security may be purchased simultaneously or separately.

..    The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline.

DEBT SECURITIES

IN GENERAL. In general, debt securities represent a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bond, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades.

Interest Rate The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent a Fund invests in debt securities, changes in interest rates in any country where the Fund is invested will affect the value of the Fund's portfolio and its share price. During periods of declining interest rates, the value of debt securities generally increases. Conversely, rising interest rates, which will often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Of course, interest rates throughout the world have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

Adjustable Rate Securities (ARS) are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. Movements in the relevant index on which adjustments are based, as well as the applicable spread relating to the ARS, will affect the interest paid on ARS and, therefore, the current income earned by a Fund by investing in ARS. (See "Resets.)

The interest rates on ARS are readjusted periodically to an amount above the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. The degree of volatility in the market value of the securities held by a Fund and of the net asset value of the Fund's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. A Fund does not seek to maintain an overall average cap or floor, although the manager will consider caps or floors in selecting ARS for a Fund.

While the Funds investing in ARS do not attempt to maintain a stable net asset value per share, during periods when short-term interest rates move within the caps and floors of the securities held by a Fund, the fluctuation in market value of the ARS held by the Fund is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of a Fund's holdings may fluctuate more substantially because the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in a Fund's net asset value.

Inverse Floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

Structured Notes Structured notes may be much more volatile than the underlying instruments themselves, depending on the direction of interest rates, and may present many of the same risks as investing in futures and options. Certain structured notes without leverage characteristics may still be considered risky and an investor could lose an amount equal to the amount invested. As with any debt instruments, structured notes pose credit risk, i.e., the issuer may be unable to make the required payments. Finally, some structured notes may be illiquid, that is, the securities may not be sold as readily as other securities because few investors or dealers trade in such securities or because the notes are complex and difficult to price. Such potential illiquidity may be especially pronounced during severe bond market corrections, i.e., a change or a reversal in the direction of the market. The Board will monitor the liquidity of structured notes. Notes determined to be illiquid will be subject to a Fund's percentage limits on illiquid securities. These notes would have coupon resets that may cause the current coupon to fall to, but not below, zero. Existing credit quality, duration and liquidity standards would apply so that a Fund may not invest in structured notes unless the manager believes that the notes pose no greater credit or market risk than stripped notes. These notes may, however, carry risks similar to those of stripped securities.


RATINGS. Various investment services publish ratings of some of the debt securities in which the Funds may invest. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect other risks, such as the risk of fluctuations in market value, and are not absolute standards of quality. See "Description of Ratings for Bonds, Short-Term Debt and Commercial Paper" for a more complete discussion of the ratings.


Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the manager to assess whether, at the time of purchase, the planned investment offers potential returns that are reasonable in light of the risks involved. The manager, in its evaluation of the overall investment merits of a security, will consider the fact that the rating on an issue held in a Fund's portfolio is changed by the rating service or that the security goes into default, but, in general, will not automatically sell the security.

Lower-Rated Securities Higher yields are ordinarily available from securities in the lower rating categories, such as securities rated Ba or lower by Moody's or BB or lower by S&P(R) or from unrated securities deemed by a Fund's manager to be of comparable quality. However, lower- rated securities typically are riskier than investment grade securities. Bonds that are rated C by Moody's are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P(R) are securities on which no interest is being paid.

An investment in any Fund that invests in non-investment grade securities, including those issued by foreign companies and governments, is subject to a higher degree of risk than an investment in a Fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to income and principal that is present with an investment in higher risk securities, such as those in which certain of the Funds invest. Accordingly, an investment in any Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities. The ability of a Fund to achieve its investment goal may, to the extent of investment in lower-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities. A Fund relies on the manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the manager takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities may to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of raising interest rates, for example, could cause a decline in lower rated debt securities prices. This is because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses to seek recovery.

High yield, fixed-income securities frequently have call or buy-back features that allow an issuer to redeem the securities from a Fund. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, if an issuer calls its securities during periods of declining interest rates, the manager may find it necessary to replace the securities with lower-yielding securities, which could result in less net investment income for a Fund. The premature disposition of a high yield security due to a call or buy-back feature, the deterioration of an issuer's creditworthiness, or a default by an issuer may make it more difficult for a Fund to manage the timing of its income. To generate cash for distributions, a Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares. A portfolio may be required under the Internal Revenue Code and U.S. Treasury Regulations to accrue income for income tax purposes on defaulted obligations and to distribute such income to the portfolio shareholders even though the portfolio is not currently receiving interest principal payments on such obligations.

The markets in which lower rated and unrated debt securities are traded are more limited than those in which high rated securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower rated or unrated debt securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

High yield, fixed-income securities that are sold without registration under the federal securities laws carry restrictions on resale. While many high yielding securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if a Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, which entails special responsibilities and liabilities. A Fund also may incur special costs in disposing of restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High yield, fixed-income securities acquired during an initial underwriting involve special risks because they are new issues. The manager will carefully review their credit and other characteristics. The Funds have no arrangement with their underwriter or any other person concerning the acquisition of these securities.

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

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. Since 1990, the market for high yield securities has been adversely affected during periods of recessions. When recessions occur in the future, the market for high yield securities may be adversely affected. Factors adversely impacting the market value of high yield securities may lower a Fund's net asset value.

The credit risk factors above also apply to lower-quality zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest throughout the time until maturity, a Fund will not receive any cash until the cash payment date. If the issuer defaults, a Fund may not obtain any return on its investment.

Certain of the high yielding, fixed-income securities in which the Funds may invest may be purchased at a discount. When held to maturity or retired, these securities may include an element of capital gain. Capital losses may be realized when securities purchased at a premium, that is, in excess of their stated or par value, are held to maturity or are called or redeemed at a price lower than their purchase price. Capital gains or losses also may be realized upon the sale of securities.

Defaulted Debt The risk of loss due to default may be considerably greater with lower-quality securities because they are generally unsecured and are often subordinated to other creditors of the issuer. If the issuer of a security in a Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, a Fund's net asset value may be adversely affected before an issuer defaults. In addition, a Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.


A Fund will buy defaulted debt securities if, in the opinion of the manager, they may present an opportunity for later price recovery, the issuer may resume interest payments, or other advantageous developments appear likely in the near future. Defaulted debt securities may be illiquid and, as such, will be part of the percentage limits on investments in illiquid securities discussed under "Fundamental Investment Policies."


LOAN PARTICIPATIONS. Loan participations are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. Generally, these instruments are sold without a guarantee by the lending institution, and are subject to the credit risks of both the borrower and the lending institution. While loan participations generally trade at par value, a Fund also may be able to acquire loan participations that sell at a discount because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, such loan participations may appreciate in value. The manager may acquire loan participations for a Fund when it believes that appreciation will occur over the long term. Most loan participations in which the Funds intend to invest are illiquid and, to that extent, will be included in a Fund's limitation on illiquid investments described under "Illiquid Securities." An investment in these securities carries substantially the same risks as those for defaulted debt securities. Interest payments on these securities may be reduced, deferred, suspended or eliminated and principal payments may likewise be reduced, deferred, suspended or canceled, causing the loss of the entire amount of the investment.

BANK OBLIGATIONS. Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank "accepts" a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

Certain Funds may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Funds that are permitted to invest in bank obligations may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

COMMERCIAL PAPER. Commercial paper typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. A Fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P(R) or, if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P(R). Certain Funds also may invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt securities generally. See "Description of Ratings for Bonds, Short-Term Debt and Commercial Paper" for a more complete description of commercial paper ratings.

DEFERRED INTEREST AND PAY-IN-KIND BONDS. Deferred interest and pay-in-kind bonds are bonds issued at a discount that defer the payment of interest until a later date or pay interest through the issuance of additional bonds, known as pay-in-kind bonds. A Fund will accrue income on deferred interest bonds for tax and accounting purposes. Similarly, a Fund will be deemed to receive interest over the life of such bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. This accrued income from both deferred interest and pay-in-kind bonds must be "distributed" to the insurance company shareholders each year, whether or not such distributions are paid in cash. To the extent such distributions are paid in cash, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use other sources such as sales of Fund shares. See "Lower-Rated Securities" above for more information about these bonds.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities differ from conventional bonds in that the principal is paid back over the life of the certificate rather than at maturity. As a result, Funds invested in these securities will receive monthly scheduled payments of interest as well as principal on their investments. In addition, the Funds may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may not be able to purchase another security with a rate of interest that is as low as the rate on the existing security. For this reason, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" long-term interest rates.

The market value of mortgage-backed securities, like other U.S. government securities held by the Funds, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage-backed securities, while having comparable risk of decline in value during periods of rising rates, may have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent these securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of a Fund's principal investment to the extent of the premium paid.

1. Adjustable rate mortgage securities (ARMS), like traditional mortgage securities, are interests in pools of mortgage loans. The interest rates on the mortgages underlying ARMS are reset periodically. The adjustable interest rate feature of the mortgages underlying the mortgage securities in which the Funds invest generally will act as a buffer to reduce sharp changes in a Fund's net asset value in response to normal interest rate fluctuations. As the interest rates are reset, the yields of the securities will gradually align themselves to reflect changes in market rates so that their market value will remain relatively stable compared to fixed-rate securities. As a result, a Fund's net asset value should fluctuate less significantly than if the Fund invested in more traditional long-term, fixed-rate securities. During periods of extreme fluctuation in interest rates, however, a Fund's net asset value will fluctuate.

Because the interest rates on the mortgages underlying ARMS are reset periodically, a Fund may participate in increases in interest rates resulting in both higher current yields and lower price fluctuations. This is different from fixed-rate mortgages, which generally decline in value during periods of rising interest rates. A Fund, however, will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage security. Since most mortgage securities held by the Funds will generally have annual reset limits or caps of 100 to 200 basis points, short-term fluctuations in interest rates above these levels could cause these mortgage securities to "cap out" and behave more like long-term, fixed-rate debt securities. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Fund generally will be able to reinvest these amounts in securities with a higher current rate of return.

During periods of rising interest rates, changes in the interest rates on mortgages underlying ARMS lag behind changes in the market rate. This may result in a lower net asset value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares of a Fund before the interest rates on the mortgages underlying the ARMS in the Fund's portfolio reset to market rates. Also, a Fund's net asset value could vary to the extent that current yields on mortgage-backed securities are different from market yields during interim periods between coupon reset dates. A portion of the ARMS in which the Funds may invest may not reset for up to five years.

During periods of declining interest rates, the interest rates may reset downward, resulting in lower yields to a Fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and a Fund may have to reinvest the proceeds from the prepayments at the lower prevailing interest rates.

For certain types of ARMS, the rate of amortization of principal, as well as interest payments, changes in accordance with movements in a pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, a Fund may invest in them if they are consistent with the Fund's goal, policies, and quality standards.

2. Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs), and multi-class pass-throughs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. These obligations may be issued and guaranteed by U.S. government agencies or instrumentalities or issued by certain financial institutions and other mortgage lenders. CMOs and REMICs are debt instruments issued by special purpose entities and are secured by pools of mortgages backed by residential and various types of commercial properties. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities.

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

CMOs are debt instruments that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the U.S. Principal and interest on the underlying collateral are paid to the issuer of the CMOs to make required payments on these securities. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. government agencies, private issuers, and mortgage poolers; however, the obligations themselves are not guaranteed.

A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest to security holders at regular intervals. These components enable an investor, such as a Fund, to predict more accurately the pace at which principal is returned.

CMOs and REMICS purchased by a Fund may be:

     (1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; or

     (2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, an entity specifically created for this purpose, and the guarantee is collateralized by U.S. government securities.

If the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, a Fund may buy CMOs without insurance or guarantees if, in the opinion of the manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of the Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt obligations when interest rates rise, but when interest rates decline, they may not increase as much as other debt obligations due to the prepayment feature.

3. Resets. The interest rates paid on ARMS, ARS, and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Funds may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities, and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include:

     .   the one-, three-, and five-year constant-maturity Treasury rates;
     .   the three-month Treasury bill rate;
     .   the 180-day Treasury bill rate;

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

     .   rates on longer-term Treasury securities;
     .   the 11th District Federal Home Loan Bank Cost of Funds;
     .   the National Median Cost of Funds;
     .   the one-,three-, six-month, or one-year LIBOR;
     .   the prime rate of a specific bank; or
     .   commercial paper rates.

Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

4. Caps and floors. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization (an increase in the principal due). In periods of rising interest rates, certain coupons may be temporarily "capped out" resulting in declines in the prices of those securities and, therefore, a negative affect on share price. Conversely, in periods of declining interval rates, certain coupons may be temporarily "floored out" resulting in an increase in the price of those securities and, therefore, a positive effect on a Fund's share price.

5. Stripped mortgage securities are derivative multi-class mortgage securities. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities, or issued by private originators of, or investors in, mortgage loans, including saving and loan associations, mortgagers, banks, commercial banks, investment banks, and special purpose subsidiaries of any of these. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives the entire principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P(R) or Moody's, respectively.

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

Stripped mortgage securities are purchased and sold by institutional investors, such as a Fund, through several investment banking firms acting as brokers or dealers. These securities were only recently developed, and traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid. In addition, even with respect to those securities, if procedures with respect to determining liquidity must be established by a Fund's Board. The Board may, in the future, adopt procedures that would permit a Fund to acquire, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed a Fund's limitation on illiquid securities. This position may be changed in the future, without notice to shareholders, in response to the SEC staff's continued reassessment of this matter, as well as to changing market conditions.

6. Mortgage dollar rolls. In a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (the "roll period"), the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale.


A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or liquid securities of an equivalent value. A Fund will not enter into any dollar rolls that are not covered rolls. The Fund could suffer a loss if the contracting party fails to perform the future transaction and the Fund is therefore unable to buy back the mortgage-backed securities it initially sold.

The Funds intend to enter into mortgage dollar rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System. As a matter of non-fundamental policy, the Funds do not consider the purchase and/or sale of a mortgage dollar roll to be a borrowing, for purposes of the Funds' fundamental restrictions.

ASSET-BACKED SECURITIES. Asset-backed securities, including adjustable-rate asset-backed securities (which have interest rates that reset at periodic intervals), are similar to mortgage-backed securities except that the underlying assets may include receivables on home equity and credit card loans, and automobile, mobile home, and recreational vehicle loans and leases. The issuer intends to repay using the assets backing the securities (once collected). Therefore, repayment depends largely on the cash-flows generated by the assets backing the securities. Sometimes, the credit support for these securities is limited to the underlying assets. Such assets are more likely than real estate collateral to be inadequate to cover payments on these securities. In other cases, it may be provided by a third party through a letter of credit or insurance guarantee.

Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligators on these underlying assets to make payment, the securities may contain elements of credit support. The credit support falls into two categories: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount could adversely impact the return on an investment in an asset-backed security.

Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which a Fund may invest. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and historically has been less likely to experience substantial prepayment.

STRIPPED SECURITIES. Stripped securities are the separate income and principal components of a debt security. Once the securities have been stripped, the principal portion may be referred to as a zero coupon security or as a "principal-only strip." Stripped securities do not make periodic payments of interest prior to maturity and the stripping of the interest coupons causes them to be offered at a discount from their face amount. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities. Stripped securities include: U.S. Treasury STRIPS, Stripped Government Securities, Stripped Obligations of the Financing Corporation (FICO STRIPS), Stripped Corporate Securities, and Stripped Eurodollar Obligations.

1. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of a Fund's investment policies. Their risks are similar to those of other U.S. government securities, although they may be more volatile. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system.

2. Stripped government securities are issued by the U.S. government and its agencies and instrumentalities, by a variety of tax-exempt issuers (such as state and local governments

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and their agencies and instrumentalities), and by "mixed-ownership government corporations."

3. FICO STRIPS represent interests in securities issued by the Financing Corporation (FICO). FICO is the financing vehicle for the recapitalization of the Federal Savings and Loan Insurance Corporation (FSLIC). FICO STRIPS are not backed by the full faith and credit of the U.S. government but are generally treated as U.S. government agency securities.

4. Stripped corporate securities are zero coupon securities issued by domestic corporations. They consist of corporate debt obligations without interest coupons, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for stripped debt obligations and stripped coupons.

5. Stripped eurodollar obligations are stripped debt obligations denominated in U.S. dollars that are issued by foreign issuers, often subsidiaries of domestic corporations.

U.S. GOVERNMENT SECURITIES. U.S. government securities include: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. Some of the Funds' investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government securities that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Federal National Mortgage Association (FNMA) or a Federal Home Loan Bank), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government in the event the agency or instrumentality does not meet its commitments.

1. Government National Mortgage Association obligations (Ginnie Maes). The Government National Mortgage Association's guarantee of payment of principal and interest on Ginnie Maes is backed by the full faith and credit of the U.S. government. The Government National Mortgage Association may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. Ginnie Mae yields (interest income as a percentage of price) have historically exceeded the current yields on other types of U.S. government securities with comparable maturities. The effects of interest rate fluctuations and unpredictable prepayments of principal, however, can greatly change realized yields. As with most bonds, in a period of rising interest rates, the value of a Ginnie Mae will generally decline. In a period of declining interest rates, it is more likely that mortgages contained in Ginnie Mae pools will be prepaid, thus reducing the effective yield. This potential for prepayment during periods of declining interest rates may reduce the general upward price increases of Ginnie Maes as compared to the increases experienced by noncallable debt securities over the same periods. In addition, any

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

premium paid on the purchase of a Ginnie Mae will be lost if the obligation is prepaid. Of course, price changes of Ginnie Maes and other securities held by the Funds will have a direct impact on the net asset value per share of the Funds.

2. Small Business Administration (SBA) securities are pools of loans to small businesses that are guaranteed as to principal and interest by the SBA, and supported by the full faith and credit of the U.S. government. SBA loans generally have variable interest rates that are set at a premium above the prime rate, and generally have no interest rate caps or floors. The terms on SBA loans currently range from 7 to 25 years from the time they are issued. As with mortgage-backed securities such as GNMAs, prepayments can greatly change realized yields for SBA securities. While the prepayment rate of mortgage-backed securities has generally been a function of market interest rates, the prepayment rate of SBA securities has historically depended more on the purpose and term of the loan and the rate of borrower default. Shorter-term SBA loans have had the highest prepayment rates, particularly if the loans were for working capital; long-term, real-estate backed SBA loans prepay much more slowly. SBA securities are sometimes offered at a premium above their principal amount, which increases the risks posed by prepayment.

U.S. TREASURY ROLLS. In "U.S. Treasury rolls," a Fund sells outstanding U.S. Treasury securities and buys back "when-issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when-issued" U.S. Treasury security. Two potential advantages of this strategy are (1) the Fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.

During the period before the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund intends, however, to enter into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

MUNICIPAL SECURITIES. Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity. Municipal securities generally pay interest free from federal income tax.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations that are issued at a significant discount from the value set forth on the face of the bond. The original discount approximates the total amount of interest the bonds will accumulate and compounds over the period until maturity or the first interest accumulation date at a rate of interest

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

reflecting the market rate of the security at the time of issuance. Although a zero coupon bond pays no interest to its holder during its life, a Fund will be deemed to have received income on such investments for tax and accounting purposes. That income is distributable to shareholders even though no cash is received at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. Zero coupon bonds may include stripped securities as noted above.

Zero coupon or deferred interest securities are debt securities that make no periodic interest payments before maturity or a specified date when the securities begin paying current interest (the "cash payment date), and therefore are generally issued and traded at a discount from their face amount or par value. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches.

The value of zero coupon securities is generally more volatile than the value of other fixed-income securities that pay interest periodically. Zero-coupon securities are also likely to respond to changes in interest rates to a greater degree than other fixed-income securities having similar maturities and credit quality.

DERIVATIVE SECURITIES

IN GENERAL. In general, derivative securities are those securities whose values are dependent upon the performance of one or more securities, indices or currencies.

Derivatives may be used for "hedging," which means that they may help manage risks relating to interest rates, currency fluctuations and other market factors. They also may be used to increase liquidity or to invest in a particular stock or bond in a more efficient or less expensive way.

FUTURES CONTRACTS. A futures contract is a standard binding agreement to buy or sell a specified quantity or grade of a commodity or a broad-based stock index at a later date. In general, commodities include most agricultural products, such as wheat, cotton and rice, other types of goods and articles, and all services, rights, and interests in which the contract calls for a future delivery of the item at a predetermined price. A futures contract for the sale and purchase of a financial instrument, such as a security, is considered a futures contract on a commodity. Although futures contracts by their terms call for the actual delivery or acquisition of the commodities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract and without the parties having to make or take delivery. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities, commodities, or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the

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

contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities or commodity called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities or of commodities that may have an effect on the price of portfolio securities, without actually buying or selling the underlying security or commodity. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission (CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses in excess of the amount invested. A Fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the Fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities, commodities or foreign currency on which the futures or options contract is based and movements in the securities or currency held by the Fund or the commodity which may have an effect on the securities held by the Fund. Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts may benefit certain Funds, if the manager's investment judgment about the general direction of interest or currency exchange rates or commodity prices is incorrect, a Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged because it will have offsetting losses in its futures positions. Similarly, if a Fund sells a foreign currency futures contract and the U.S. dollar value of the currency unexpectedly increases, the Fund will lose the beneficial effect of the increase on the value of the security denominated in that currency. In addition, in such situations, if a Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Sales of bonds may be, but are not necessarily, at increased prices that reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

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The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Funds that are authorized to engage in futures transactions intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. A Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

Futures contracts that are purchased on foreign exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, foreign futures contracts may be subject to varied regulatory oversight. The price of any foreign futures contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

A Fund may enter into futures contracts on foreign currencies, interest rates, or on debt securities that are backed by the full faith and credit of the U.S. government, such as

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

long-term U.S. Treasury bonds, Treasury notes, Government National Mortgage Association modified pass-through mortgage-backed securities, and three-month U.S. Treasury bills. In addition, certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. A Fund also may enter into futures contracts on corporate securities and non-U.S. government debt securities, but such futures contracts are not currently available.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment (initial deposit). Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (SEC), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of securities on the settlement date of a contract for future delivery of securities, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

A Fund will not engage in transactions in futures contracts for speculation. Futures contracts will be used as a hedge against changes resulting from market conditions in the values of its securities or securities that it intends to buy or to attempt to protect a Fund from fluctuations in price of portfolio securities or of commodities that might affect the price of portfolio securities without actually buying or selling the underlying security or commodity.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Funds do not believe that these trading and positions limits will have an adverse impact on the Funds' strategies for hedging their securities.

1. Financial futures. Financial futures contracts are commodity contracts that obligate the purchase or seller to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price.

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Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

2. Futures Contracts on Non-Financial Commodities. Certain Funds may enter into futures contracts for commodities in other types of commodity groups, including energy, livestock, agriculture, industrial metals and precious metals. These Funds intend to enter into such futures contracts (and any related options) only for hedging purposes. They do not intend to actually take receipt or make delivery of these types of non-financial commodities and will usually enter into an offsetting futures contract to insure that the transaction is closed out prior to the delivery date contemplated under the futures contract. In addition to the risk associated with futures contracts in general, a futures contract for non-financial commodities presents the risk that the offsetting contract may fail and the counterparty to the initial futures contract may demand a party's performance or sue for damages. The CFTC has established certain regulatory safeguards that seek to reduce this risk.

3. Options on futures contracts. A Fund may purchase and write options on futures contracts for hedging purposes only. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, the option may be less risky than direct ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or appreciation in the value of a foreign currency against the U.S. dollar.

If a Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund's holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may be affected by changes in the value of its portfolio securities.

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The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, a Fund's loss is potentially unlimited and may exceed the amount of the premium received. Also, a Fund may not be able to properly hedge its securities or close out option contract positions where a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Unless a Fund has a stated policy otherwise, it will purchase a put option on a futures contract only to hedge the Fund's portfolio against the risk of rising interest rates or the decline in the value of securities denominated in a foreign currency.

4. Bond index futures and options on such futures. A Fund may buy and sell futures contracts based on an index of debt securities and options on such futures contracts to the extent they currently exist and, in the future, may be developed. The Fund also reserves the right to conduct futures and options transactions based on an index that may be developed in the future to correlate with price movements in certain categories of debt securities. A Fund's investment strategy in employing futures contracts based on an index of debt securities may be similar to that used by it in other financial futures transactions. A Fund also may buy and write put and call options on such index futures and enter into closing transactions with respect to such options.

5. Stock index futures and options on such futures. A Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. In general, these Funds may invest in index futures for hedging purposes. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contracts value.

Stock index futures contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

A Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset a possible decrease in market value of its equity securities. When a Fund is not fully invested in stocks and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of common stocks that it intends to buy.

Options on stock index futures. To hedge against risks of market price fluctuations, a Fund may buy and sell call and put options on stock index futures. The need to hedge against these risks will depend on the extent of diversification of the Fund's common

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stock portfolio and the sensitivity of such investments to factors influencing the stock market as a whole.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer's futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

6. Future developments. The Funds may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Funds or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Funds' investment goals and legally permissible for the Funds.

Forward conversions. In a forward conversion, a Fund buys securities and writes call options and buys put options on such securities. By purchasing puts, a Fund protects the underlying security from depreciation in value. By selling calls on the same security, a Fund receives premiums which may offset part or all of the cost of purchasing the puts while foregoing the opportunity for appreciation in the value of the underlying security. A Fund will not exercise a put it has purchased while a call option on the same security is outstanding.

Although it is generally intended that the exercise price of put and call options would be identical, situations might occur in which some option positions are acquired with different exercise prices. Therefore, a Fund's return may depend in part on movements in the price of the underlying security.

FORWARD CONTRACTS. Forward contracts are not traded on contract markets regulated by the CFTC or by the SEC. The ability of a Fund to use forward contracts could be restricted to the extent that Congress authorizes the CFTC or the SEC to regulate such transactions. Forward contracts are traded through financial institutions acting as market makers. Also, a hedging strategy may not be successful if the Fund is unable to sell its forward contract, currency futures contract, or option on a foreign currency with the market maker from which it bought the security.

OPTIONS. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified

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security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period.

Unless otherwise noted in a Fund's policies, the value of the underlying securities on which options may be written at any one time will not exceed 15% of the Fund's assets. Nor will a Fund purchase put or call options if the aggregate premium paid for such options would exceed 5% of its assets at the time of purchase. Unless otherwise noted in a Fund's policies, none of the Funds permitted to purchase contracts will purchase or sell futures contracts or options on futures contracts if, immediately thereafter, the aggregate amount of initial margin deposits on all the futures positions of the Fund and the premiums paid on options on futures contracts would exceed 5% of the market value of the Fund's total assets.

A Fund may write (sell) covered put and call options and buy put and call options on securities listed on a national securities exchange and in the over-the-counter (OTC) market. Additionally, a Fund may "close out" options it has entered into.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option. The OTC market is the dealer-to-dealer market in securities, in this case, option securities in which the Fund may buy or sell.

A Fund's options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. In addition, the Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing a Fund's investments, the Fund's performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges or in the over-the-counter market, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities

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exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and a Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

A Fund also may use "collars." A"collar" position combines a long put option (the right of the Fund to sell a specific security within a specified period) with a short call option (the right of the counterparty to buy the same security) in a single instrument. The Fund's right to sell the security is typically set at a price that is below the counterparty's right to buy the security. Thus, the combined position "collars" the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

1. Buying call and put options on securities. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

A Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. A Fund also may buy call options on securities held in its portfolio and on which it has written call options.

As the holder of a put option, a Fund has the right to sell the underlying security at the exercise price at any time during the option period. A Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

A Fund may buy a put option on an underlying security or currency owned by the Fund (a protective put) as a hedging technique in order to protect against an anticipated decline

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in the market value of the security. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

A Fund also may buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

2. Writing covered call and put options on securities. A Fund may write options to generate additional income and to hedge its portfolio against market or exchange rate movements. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be "called away" and a Fund required to sell shares of the stock at the exercise price. A Fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, a Fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

A call option written by a Fund is "covered" if a Fund:

     (a) owns the underlying security that is subject to the call; or
     (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

     (a) is equal to or less than the exercise price of the call written; or

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     (b) is greater than the exercise price of the call written if the difference in exercise prices is maintained by a Fund in cash and marketable securities.

Options may be written in connection with "buy-and-write" transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (in-the-money), equal to (at-the-money), or above (out-of-the-money) the current value of the underlying security at the time the option is written.

When a Fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the Fund's custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund's custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be "put to" a Fund and the Fund required to buy the stock at the exercise price. A Fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

A put option written by the Fund is "covered" if the Fund maintains cash and marketable securities with a value equal to the exercise price in a segregated account with its custodian bank. A put option is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

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If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by a Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

3. Options on stock indices. A Fund also may buy and sell both call and put options on stock indices in order to hedge against the risk of market or industry-wide stock price fluctuations or to increase income to the Fund. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

When a Fund writes an option on a stock index, the Fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The Funds also may cover by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market

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value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

A Fund's ability to effectively use options on stock indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by a Fund of options on stock indices, will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the Fund's performance.

4. Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy, in the case of OTC call options, or sell, in the case of OTC put options, an underlying security from or to the writer at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done based on information from market makers. OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. A Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

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The Funds understand the current position of the staff of the SEC to be that purchased OTC options are illiquid securities and that the assets used to cover the sale of an OTC option are considered illiquid. The Funds and the manager disagree with this position. Nevertheless, pending a change in the staff's position, the Funds will treat OTC options and "cover" assets as subject to a Fund's limitation on illiquid securities.

5. Spread and straddle options transactions. In "spread" transactions, a Fund buys and writes a put or buys and writes a call on the same underlying security with the options having different exercise prices and/or expiration dates. In "straddles," a Fund purchases or writes combinations of put and call options on the same security. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require a Fund to buy and/or write more than one option simultaneously, the Fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund was to buy or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if the Fund was to buy or sell a single option.

SWAP AGREEMENTS. A Fund may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year (swap transaction). In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The notional amount of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Fund's portfolio.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the manager correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of

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loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit a Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect a Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

1. Interest rate swaps. An interest rate swap is an agreement between two parties to exchange sets of cash flows over a period in the future. Most corporate and government bonds pay fixed coupons, and are exposed to the risk of rising interest rates. Swapping fixed payments for floating payments, an interest rate swap is a vehicle to hedge interest rate risk.

An example of an interest rate swap is an exchange between one obligation that has an interest rate fixed to maturity with another that has an interest rate that changes with changes in a designated benchmark, such as the London Interbank Offered Rate (LIBOR), prime, commercial paper, or other benchmarks. The obligations to make repayment of principal on the underlying securities are not transferred. Similarly, the right to receive such payments is not transferred. These transactions generally require the participation of an intermediary, frequently a bank. The entity holding the fixed rate obligation will transfer the obligation to the intermediary, and the entity will then be obligated to pay to the intermediary a floating rate of interest, generally including a fractional percentage as a commission for the intermediary. The intermediary also makes arrangements with a second entity that has a floating-rate obligation that substantially mirrors the obligation desired by the first entity. In return for assuming a fixed obligation, the second entity will pay the intermediary all sums that the intermediary pays on behalf of the first entity, plus an arrangement fee and other agreed upon fees.

Interest rate swaps permit the party seeking a floating rate obligation the opportunity to acquire the obligation at a lower rate than is directly available in the credit market, while permitting the party desiring a fixed rate obligation the opportunity to acquire a fixed rate obligation, also frequently at a price lower than is available in the capital markets. The success of the transaction depends in large part on the availability of fixed rate obligations at a low enough coupon rate to cover the cost involved.

Certain Funds intend to participate in interest rate swaps involving obligations held in a Fund's portfolio on which it is receiving payments of principal and interest. A Fund might do this, for example, in order to gain or reduce its exposure to fixed interest rate payments under certain market conditions. To the extent, a Fund does not own the underlying obligation, however, the Fund will maintain, in a segregated account with its

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custodian bank, cash or marketable securities with an aggregate value equal to the amount of the Fund's outstanding swap obligation.

A Fund will only enter into interest rate swaps on a net basis, which means that the Fund will receive or pay, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, a Fund's risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund must make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is entitled to receive.

Diversification

Each Fund, except Global Income, Small Cap Value, Strategic Income and Technology Funds, will operate as a diversified fund under federal securities law. Each diversified Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. government securities) if
(a) more than 5% of the value of the Fund's assets would be invested in such issuer, or (b) hold more than 10% of any or all classes of the securities of any one issuer or, in the case of the Aggressive Growth, Developing Markets, Foreign Securities, Global Asset Allocation, Rising Dividends, S&P 500 Index and Small Cap Funds, the Fund would hold more than 10% of the outstanding voting securities of such issuer.

In addition, each diversified Fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

In the case of Funds investing in obligations of U.S. government agencies or instrumentalities, each agency or instrumentality is treated as a separate issuer for purposes of the above rules.

FOREIGN CURRENCY TECHNIQUES AND HEDGING

The Funds typically enter into forward currency exchange contracts to protect against declines in the value of a Fund's portfolio securities and the income on these securities. A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. Successful use of forward contracts, currency futures contracts and options on foreign currencies depends on the manager's ability to properly predict movements in the foreign currency markets. There may be an imperfect correlation between movements in the foreign currency on which a forward contract, currency futures contract, or option on a foreign currency is based and movements in the foreign currency. The Funds may, but do not presently intend to, enter into other transactions, or use other techniques.

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FORWARD CURRENCY EXCHANGE CONTRACTS. The Funds use forward currency exchange contracts in an effort to minimize the risk of adverse changes in the relationship between currencies or to enhance income. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks).

A Fund may either accept or make delivery of the currency specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

A Fund may construct an investment position by combining a debt security denominated in one currency with a forward contract calling for the exchange of that currency for another currency. The investment position is not itself a security but is a combined position (i.e., a debt security coupled with a forward contract) that is intended to be similar in overall performance to a debt security denominated in the currency purchased.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security by buying the amount of foreign currency needed to settle the transaction. Thus, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Similarly, when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. A Fund also may purchase and sell forward contracts for non-hedging purposes when the manager anticipates that the foreign currency will appreciate or depreciate in value but securities denominated in that currency do not present attractive investment opportunities and are held in a Fund.

A Fund sets aside or segregates sufficient cash, cash equivalents, or readily marketable debt securities held by its custodian bank as deposits for commitments created by open forward contracts. The Fund will cover any commitments under these contracts to sell currency by owning or acquiring the underlying currency (or an absolute right to acquire such currency). The segregated account will be marked-to-market daily. The ability of a Fund to enter into forward contracts is limited only to the extent forward contracts would, in the opinion of the manager, impede portfolio management or the ability of the Fund to honor redemption requests.

Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or between foreign currencies.

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Unanticipated changes in currency exchange rates also may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Funds generally will not enter into a forward contract with a term of greater than one year.

If a Fund retains a portfolio security and enters into a closing transaction, the Fund will have a gain or a loss to the extent that the forward contract prices have increased or decreased. If a Fund enters into a closing transaction, it may subsequently enter into a new forward contract to sell the foreign currency. If forward prices decline between the date that a Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain. If forward prices increase, a Fund will suffer a loss.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market, as well as the risks of adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

CURRENCY RATE SWAPS. A currency rate swap is the transfer between two counterparties of their respective rights to receive payments in specified currencies.

Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, a Fund could lose the entire principal value of a currency swap if the other party defaults.

The use of interest rate and currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the managers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CURRENCY FUTURES CONTRACTS. Currency futures contracts are traded on regulated commodity exchanges, including non-U.S. exchanges. A currency futures contract is a standardized contract for the future delivery of a specified amount of currency at a future date at a price set at the time of the contract. A Fund may use currency futures contracts to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date.

A Fund may either accept or make delivery of the currency specified at the maturity of a currency futures contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to currency futures contracts are effected on the exchange on which the contract was entered into (or on a linked exchange).

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OPTIONS ON FOREIGN CURRENCIES. A Fund may buy and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities or other assets to be acquired. As in the case of other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, the Fund may lose the entire amount of the premium plus related transaction costs.

FOREIGN SECURITIES AND INVESTMENTS

IN GENERAL. Funds may invest in foreign securities, provided the investments are consistent with their objectives and comply with their concentration and diversification policies. The Funds may buy the securities of foreign issuers directly in foreign markets, both in developed and developing countries. The securities of foreign issuers may be denominated in foreign currency. The Funds also may buy foreign securities that are traded in the U.S. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar-denominated securities. These benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the manager, to offer:

     . a better outlook for long-term capital appreciation or current earnings than investments in domestic issuers;

     . an opportunity to invest in foreign nations whose economic policies or business cycles are different from those of the U.S.; and

     . the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investments in foreign securities where delivery takes place outside the U.S. will be made in compliance with any applicable U.S. and foreign currency restrictions and tax and other laws limiting the amount and types of foreign investments. A Fund could experience investment losses if there are changes of:

     .  governmental administrations;
     .  economic or monetary policies in the U.S. or abroad;
     . circumstances in dealings between nations; or . currency convertibility or exchange rates.

The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in a Fund. These risks can be significantly greater for investments in

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emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about foreign companies or governments compared to the reports and ratings published about U.S. companies and available information about public entities in the U.S. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs (the costs associates with buying and selling securities) on foreign securities markets, including those for custodial services are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Investments in securities of issuers in foreign nations also may be affected by cessation of trading on national exchanges, expropriation, nationalization, or confiscatory taxation, withholding, and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the U.S. of any monies which a Fund has invested in the country. Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all, of the value of the Fund's investment to the foreign country's taxing authority. Diplomatic developments means that all communications and other official governmental relations between the country and the United States could be severed. This may occur as a result of certain actions occurring within a foreign country, such as significant civil rights violations, or because of the actions of the United States during a time of crisis in the particular country. As a result of such diplomatic developments, U.S. investors' money in the particular country, including that of the Funds, could be abandoned with no way to recover the money.

A Fund's investments in foreign securities may increase the risks with respect to the liquidity of the Fund's portfolio. This could inhibit the Fund's ability to meet a large number

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of shareholder redemption requests in the event of economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or deterioration in relations between the U.S. and the foreign country.

Through the Funds' flexible policy, management endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Funds' investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The Board considers the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Funds' manager, any losses resulting from the holding of the Funds' portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the Board's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Each Fund's definition of "foreign securities" may differ from the definition of the same or similar term as used for other Funds or in other mutual fund prospectuses. As a result, each Fund may hold foreign securities that other funds may classify differently.

CURRENCY CONSIDERATIONS. If a Fund holds securities denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the Funds owns and its share price. In addition, changes in foreign currency exchange rates will affect a Fund's income and distributions to shareholders. Some countries in which the Funds may invest also may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain currencies may not be internationally traded. To the extent that the manager intends to hedge currency risk in certain Funds, the Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Some countries may adopt policies that would prevent the Funds from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund's income has been accrued and translated into U.S. dollars, a Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and

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the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Euro On January 1, 1999, the European Economic and Monetary Union (EMU) introduced a new single currency called the euro. Beginning January 1, 2002, the euro, which was implemented in stages, replaced the national currencies of the following participating countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Currently the exchange rate of the currencies of each of these participating countries is fixed to the euro. The euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in the euro. Beginning January 1, 2002, euro-denominated bills and coins replaced the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance. In the first three years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time.

EMERGING MARKETS. Each Fund that invests in emerging market securities may use a slightly different definition of emerging market countries. Emerging market countries generally include countries that are generally considered low or middle income countries by the International Bank for Reconstruction and Development (commonly known as the World Bank) or the International Finance Corporation.

As many developing countries restructure their existing bank debt and economic conditions improve, these obligations have become available and may offer the Funds the potential for current U.S. dollar income. Such instruments are not traded on any exchange. However, the managers believe there may be a market for such securities either in multi-national companies wishing to purchase such assets at a discount for further investment or from the issuing governments that may decide to redeem their obligations at a discount.

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Investments in companies domiciled or operating in emerging countries may be subject to potentially higher risks, making these investments more volatile, than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the risk that the small size of the markets for such securities and the low or nonexistent volume of trading may result in a lack of liquidity and in greater price volatility; (iii) the existence of certain national policies which may restrict each Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in some emerging countries may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in emerging countries may involve increased risks of nationalization, expropriation and confiscatory taxation. For example, the governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, each Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in certain emerging countries. Finally, even though the currencies of some emerging countries, such as certain Eastern European countries may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Funds' shareholders.

Repatriation, that is, the return to an investor's homeland, of investment income, capital and proceeds of sales by foreign investors may require governmental registration or approval in some developing countries. Delays in or a refusal to grant any required governmental registration or approval for such repatriation could adversely affect the Funds. Further, the economies of emerging countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Russian securities involve all of the risks of emerging markets. No Fund will invest more than 5% of its assets in Russian securities.

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Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include, together with Russia's continuing political and economic instability and the slow-paced development of its market economy, the following:

(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's unsophisticated system of share registration and custody;
(b) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a court-ordered judgment;
(c) the pervasiveness of corruption, insider-trading, and crime in the Russian economic system;
(d) currency exchange rate volatility and the lack of available currency hedging instruments such as the techniques discussed under "Currency techniques and hedging" in this SAI;
(e) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation);
(f) controls on foreign investment and local practices disfavoring foreign investors, and limitations on repatriation of invested capital, profits and dividends;
(g) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises;
(h) the risks of investing in securities with substantially less liquidity and in issuers having significantly smaller market capitalizations, when compared to securities and issuers in more developed markets;
(i) the difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information;
(j) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale;
(k) dependency on exports and the corresponding importance of international trade;
(l) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws;
(m) possible difficulty in identifying a purchaser of securities held by the Funds due to the underdeveloped nature of the securities markets;
(n) the possibility that legislation could restrict the levels of foreign investment in certain industries, thereby limiting the number of investment opportunities in Russia;
(o) the risk that legislation would confer to Russian courts the exclusive jurisdiction to resolve disputes between foreign investors and the Russian government, instead of bringing such disputes before an internationally-accepted third-country arbitrator; and

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(p)  the difficulty in obtaining information about the financial condition of
     Russian issuers, in light of the different disclosure and accounting standards applicable to Russian companies.

There is little long-term historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia is privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the Investment Company Act of 1940 (1940 Act)) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Funds to lose their registration through fraud, negligence or even mere oversight. While each Fund will endeavor to ensure that its interest continues to be appropriately recorded by either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Funds of their ownership rights or improperly dilute their interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Funds to enforce any rights they may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Funds from investing in the securities of certain Russian companies deemed suitable by the manager. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

FOREIGN DEBT. Certain Funds may invest in debt securities issued by foreign corporations, governments and their instrumentalities, and by supranational entities. A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank, the European Development Bank and the Asian Development Bank.

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Many debt obligations of foreign issuers, and especially emerging markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the managers' individual analysis.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are typically issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the depositary receipts. To the extent a Fund acquires depositary receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the depository receipt to issue and service such depository receipts, there are may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Depositary receipts also involve the same risks as direct investments in foreign securities, as discussed below. For purposes of a Fund's investment policies, the Fund will consider its investments in depositary receipts to be investments in the underlying securities.


LIMITATIONS. Certain countries do not permit direct investments. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In order to gain investment access to these countries, a Fund may invest up to 10% of its assets in shares of such closed-end investment companies and up to 5% of its assets in any one closed-end investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a Fund acquires shares of closed-end investment companies, shareholders would bear both their share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.


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ILLIQUID SECURITIES

Each Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities), or in other securities which, in the opinion of the Board, may be illiquid. See "Fundamental Investment Policies" for more information about the Fund's policies with respect to illiquid securities.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which a Fund has valued them. Reduced liquidity in the secondary market for certain securities may make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

Securities acquired outside of the U.S. and that are publicly traded in the U.S. or on a foreign securities market are not considered to be illiquid assets if:
(a) the Fund reasonably believes it can readily dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available. The Funds will not acquire the securities of foreign issuers outside of the U.S. if, at the time of acquisition, the Funds have reason to believe that they could not resell the securities in a public trading market.

Subject to each Fund's percentage limitation on illiquid securities, the Board has authorized each Fund to invest in restricted securities where such investment is consistent with each Fund's investment goal. The Board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by the manager to treat a restricted security as a liquid security on an ongoing basis, including the managers' assessment of current trading activity and the availability of reliable price information. In spite of the managers' determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with a Fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the Board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

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LOANS OF PORTFOLIO SECURITIES

To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the managers intend to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the managers have knowledge that, in their opinion, a material event affecting the loaned securities will occur or the managers otherwise believe it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. Each Fund will loan its securities only to parties who meet creditworthiness standards approved by the Board, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

PORTFOLIO TURNOVER

Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. As required by the SEC, annual portfolio turnover is calculated generally as the dollar value of the lesser of a portfolio's purchases or sales of portfolio securities during a given year, divided by the monthly average value of the portfolio's securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for each Fund are disclosed in the section entitled "Financial Highlights" of the Fund's prospectus. Except for certain Funds noted in the prospectuses, the Funds generally do not expect their annual turnover rates to exceed 100%. It is not possible to estimate future turnover rates with complete accuracy, however, because so many variable factors are beyond the control of the managers.

Portfolio turnover is affected by factors within and outside the control of the Fund and its managers. The investment outlook for the type of securities in which each Fund invests may change as a result of unexpected developments in national or international securities markets, or in economic, monetary or political relationships. High market volatility may result in a manager using a more active trading strategy than it might have otherwise pursued. Each Fund's manager will consider the economic effects of portfolio turnover

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but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies, including changes in management personnel, as well as individual portfolio transactions.

Moreover, turnover may be increased by certain factors wholly outside the control of the managers. For example, during periods of rapidly declining interest rates, such as the U.S. experienced in 1991 through 1993, the rate of mortgage prepayments may increase rapidly. When this happens, "sales" of portfolio securities are increased due to the return of principal to Funds that invest in mortgage securities. Similarly, the rate of bond calls by issuers of fixed income securities may increase as interest rates decline. This causes "sales" of called bonds by Funds that invest in fixed-income securities and the subsequent purchase of replacement investments. In other periods, increased merger and acquisition activity, or increased rates of bankruptcy or default, may create involuntary transactions for portfolios that hold affected stocks and bonds, especially high-yield bonds. Global or international fixed income securities funds may have higher turnover rates due to the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may be made whenever it is considered that a security is no longer the most appropriate investment for a Fund, or that another security appears to have a relatively greater opportunity, and will be made without regard to the length of time a security has been held.

Higher portfolio turnover rates generally increase transaction costs, which are portfolio expenses, but would not create taxable capital gains for investors because of the tax-deferred status of variable annuity and life insurance investments.

REAL ESTATE

IN GENERAL. Although none of the Funds invest directly in real estate, through an investment in a company in the real estate sector, a Fund could ultimately own real estate directly as a result of a default on debt securities it may own. Receipt of rental income or income from the disposition of real property by a Fund may adversely affect its ability to retain its tax status as a regulated investment company.

REAL ESTATE INVESTMENT TRUSTS (REITs). REITs typically invest directly in real estate and/or in mortgages and loans collateralized by real estate. "Equity" REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. "Mortgage" REITs make loans to commercial real estate developers and earn income from interest payments.

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REPURCHASE AGREEMENTS

IN GENERAL. The Funds generally will have a portion of their assets in cash or cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, a Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of a Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to a Fund, these risks can be controlled through careful monitoring procedures. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.


REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are considered borrowings by the Funds and as such are subject to the investment limitations discussed under "Fundamental Investment Policies." These transactions may increase the volatility of a Fund's income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a Fund. Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. A Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 102% of the dollar amount sold by the Fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. Reverse repurchase agreements involve the


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risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the Fund to experience a loss or delay in the liquidation costs. The Funds intend to enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities prior to engaging in such transactions and it will conduct these activities under the general supervision of the Board.


SECTOR

By having significant investments in one or more sectors from time to time, a Fund carries greater risk of adverse developments in a sector than a fund that invests more broadly.

TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile in price, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins. Prices of technology company stocks often change collectively without regard to the merits of individual companies.

1. Electronic technology and technology services companies. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will rapidly become obsolete. These factors can affect the profitability of technology companies and, as a result, their value. In addition, because many Internet-related companies are in the emerging stage of development, they are particularly vulnerable to these risks.

2. Biotechnology and health technology companies. These companies may be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning health care reform and changes to the U.S. Food and Drug Administration's (FDA) approval process, which would, if enacted, affect the biotechnology and health technology industries. In addition, these industries are characterized by competition and rapid technological developments, which may make a company's products or services obsolete in a short period of time.

COMMUNICATIONS COMPANIES. The securities of communications companies may experience more price volatility than securities of companies in some other sectors or industries. Communications companies are subject to a variety of risk factors including: significant competitive pressures, such as new market entrants, aggressive pricing and competition for market share; the potential for falling profit margins; and the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of communications companies and, as a result, the value of their securities. In addition, many wireless telecommunication and Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks of rapidly changing technologies, as well as the potential of both accidental and deliberate disruption or failure of services or equipment. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Portions of the communications sector are also subject to government regulation, which may affect company profitability and share price.

FINANCIAL SERVICES COMPANIES. Financial services companies are subject to extensive government regulation, which may affect their profitability in many ways. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes throughout the world. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.

1. Banking and thrift institutions. Banking and thrift institutions are subject to extensive government regulation. These regulations may limit both the amounts and types of loans and other financial commitments that the institutions can make, and the interest rates and fees they can charge. The profitability of these institutions largely depends upon the availability and cost of capital funds. Their profits have recently fluctuated significantly as a result of volatile interest rate levels. In addition, general economic conditions influence the operations of these institutions. Financial institutions are exposed to credit losses, which result when borrowers suffer financial difficulties.

2. Insurance companies. Insurance companies are also affected by economic and financial conditions and are subject to extensive government regulation, including rate regulation. Property and casualty companies may be exposed to material risks, including reserve inadequacy. Latent health exposure and inability to collect from their reinsurance carriers.

These industries are currently undergoing rapid change as existing distinctions between different businesses become blurred. On November 12, 1999, the Gramm-Leach-Bliley Act was signed into law. This new law, which became effective March 11, 2000, repealed the sections of the Glass-Steagall Act prohibiting banks and bank holding companies, and their subsidiaries, from engaging in the business of underwriting securities, distributing securities, or sponsoring, organizing or controlling a registered open-end investment company that continuously offers its shares. Banks and bank holding companies that satisfy certain capitalization, managerial and other criteria are now permitted to engage in such underwriting and distribution activities. Recent business combinations have included insurance, finance and securities brokerage under single ownership.

HEALTH CARE COMPANIES. The activities of health care companies are strongly affected by government activities, regulation and legislation. Health care companies may be funded or subsidized by federal and state governments, and if such subsidies are discontinued or reduced, the profitability of these companies could be adversely affected. Stocks held by a Fund also may be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of changes in the health care system through legislation. Health care companies may face lawsuits related to product liability issues and the risk that their products and services may rapidly become obsolete. Price changes among stocks in the health care sector are often affected by developments pertaining only to one or a few companies and the value of an investment in the Fund may fluctuate significantly over relatively short periods of time.

NATURAL RESOURCES COMPANIES. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities that these industries use or provide are subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. For example, commodity prices and the supply or demand for commodities change dramatically for reasons beyond a company's control. In addition, supply and demand factors may dictate the prices at which a company acquires raw materials or sells its products or services. Moreover, many natural resources companies will hedge commodity prices seeking to create more stable and predictable cash flows. Although the Funds' managers attempt to determine the impact of such hedging, extreme events in the natural resources sector may result in these hedges becoming financial liabilities. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

1. Energy companies. Companies that are involved in oil or gas exploration, production, refining, marketing or distribution, or any combination of the above are greatly affected by the prices and supplies of raw materials such as oil or gas. The earnings and dividends of energy companies can fluctuate significantly as a result of international economic, political, and regulatory developments.

UTILITIES COMPANIES. Utilities companies have generally been subject to substantial government regulation. Major changes in government policies, ranging from increased regulation or expropriation to deregulation, privatization or increased competition, may dramatically increase or reduce opportunities for these companies. For example, while certain companies may develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

SHORT SALES

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund must pay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund is required to pay in connection with the short sale.

The Fund will segregate, in accordance with the law, an amount equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated amount will be marked-to-market daily and at no time will the amount segregated d deposited with the broker as collateral be less than the market value of the securities at the time they sold short.

A Fund may make a short sale when the manager believes the price of the stock may decline and when, for tax or other reasons, the manager does not currently want to sell the stock or convertible security it owns. In this case, any decline in the value of a Fund's portfolio securities would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of a Fund's portfolio securities would be reduced by a loss in the short sale transaction.

Short sales "against the box" are transactions in which a Fund sells a security short for which it owns an equal amount of the securities sold short or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such security.

SECURITIES INDUSTRY RELATED INVESTMENTS

Companies engaged in securities related businesses, including companies that are securities brokers, dealers, underwriters or investment advisors are considered to be part of the financial services sector. Generally, under the 1940 Act, a Fund may not acquire a security or any interest in a securities related business to the extent such acquisition would result in the Fund acquiring in excess of 5% of a class of an issuer's outstanding equity securities or 10% of the outstanding principal amount of an issuer's debt securities, or investing more than 5% of the value of the Fund's total assets in securities of the issuer. In addition, any equity security of a securities-related business must be a marginable security under Federal Reserve Board regulations and any debt security of a securities-related business must be investment grade as determined by the Board. The Funds that invest in these securities do not believe that these limitations will impede the attainment of their investment goal(s).

STANDBY COMMITMENT AGREEMENTS

If a Fund enters into a standby commitment agreement, it will be obligated, for a set period of time, to buy a certain amount of a security that may be issued and sold to the Fund at the option of the issuer. The price of the security is set at the time of the agreement. The Fund will receive a commitment fee typically equal to 0.5% of the purchase price of the security. The Fund will receive this fee regardless of whether the security is actually issued.

A Fund may enter into a standby commitment agreement to invest in the security underlying the commitment at a yield or price that the manager believes is advantageous to the Fund. A Fund will not enter into a standby commitment if the remaining term of the commitment is more than 45 days. If a Fund enters into a standby commitment, it will keep cash or high-grade marketable securities in a segregated account with its custodian bank in an amount equal to the purchase price of the securities underlying the commitment.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the Fund's books on the date the security can reasonably be expected to be issued. The value of the security will then be reflected in the calculation of the Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. If the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

TEMPORARY INVESTMENTS

When the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of the Fund's assets in a temporary defensive manner or hold a substantial portion of the Fund's portfolio in cash. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities market, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments for all Funds (other than the Money Market Fund) generally may include high quality money market instruments or, in the case of the Technology and Strategic Income Funds, short-term debt instruments. High-quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. To the extent allowed by exemptions granted under the 1940 Act and the Funds' other investment policies and restrictions, a manager also may invest the Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

In addition, certain Funds also may invest in short-term (less than twelve months to maturity) fixed-income securities, non-U.S. currency, short-term instruments denominated in non-U.S. currencies, or medium-term (not more than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities. Certain Funds also may invest cash, including cash resulting from purchases and sales of Fund shares, temporarily in short-term debt instruments.

Because each Fund has its own goals and strategies, as well as cash flows in and out, the cash positions of the Funds may vary significantly. When a Fund's investments in cash or cash equivalents increase, it may not participate in market advances or declines to the same extent as it would if the Fund were fully invested in stocks or bonds.

Any decision to make a substantial withdrawal for a sustained period of time from a Fund's investment goals will be reviewed by the Board.

TRADE CLAIMS

Trade claims are purchased from creditors of companies in financial difficulty. For buyers, such as a Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price.

An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS

When-issued, delayed delivery and to-be-announced (TBA) transactions are arrangements under which a Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally within 15 to 60 days. Purchases of securities on a when-issued or delayed delivery basis are subject to the risk that the value or the yields at delivery may be more or less than the purchase price or yields available when the transaction was entered into. To the extent a Fund engages in these transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. Although the Funds will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, they may sell the securities before the settlement date if the manager believes it is advisable to do so.

When a Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. As a buyer in one of these transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause a Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when-issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

The securities underlying these transactions are subject to market fluctuation prior to the delivery and generally do not earn interest until their scheduled delivery date. There is the risk that the value or yield of the security at the time of delivery may be more or less than the price for the security or the yield available when the transaction was entered into.


Officers and Trustees
--------------------------------------------------------------------------------

The Trust's Board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Board also monitors each Fund to ensure no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and Board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.


Independent Board Members
-------------------------
                                                                   Number of
                                                                 Portfolios in
                                                                  Fund Complex
                                               Length of Time     Overseen by
Name, Age and Address   Position                   Served        Board Member*     Other Directorships Held
-------------------------------------------------------------------------------------------------------------

FRANK H.                Trustee               Since 1988        105               None
ABBOTT, III (80)
One Franklin Parkway
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
President and Director, Abbott Corporation (an investment company); and formerly, Director, MotherLode Gold
Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
-------------------------------------------------------------------------------------------------------------

HARRIS J.               Trustee               Since 1988        135               Director, RBC Holdings,
ASHTON (69)


One Franklin Parkway                                                              Inc. (bank holding
San Mateo, CA                                                                     company) and Bar-S Foods
94403-1906                                                                        (meat packing company).
Principal Occupation During Past 5 Years:
Director of various companies; and formerly, President, Chief Executive Officer and Chairman of the Board,
General Host Corporation (nursery and craft centers) (until 1998).
-------------------------------------------------------------------------------------------------------------
ROBERT F.               Trustee              Since 1998         41                None
CARLSON (73)
One Franklin Parkway
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate
Board, Blue Shield of California; and Chief Counsel, California Department of Transportation.
-------------------------------------------------------------------------------------------------------------

S. JOSEPH               Trustee               Since 1989        136               None
FORTUNATO (69)
One Franklin Parkway
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
-------------------------------------------------------------------------------------------------------------

FRANK W.T.              Trustee               Since 1988        105               Director, The California
LAHAYE (72)                                                                       Center for Land Recycling
One Franklin Parkway                                                              (redevelopment).
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
President, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-------------------------------------------------------------------------------------------------------------

GORDON S.               Trustee               Since 1993        135               Director, Martek
MACKLIN (73)                                                                      Biosciences Corporation,
One Franklin Parkway                                                              WorldCom, Inc.
San Mateo, CA                                                                     (communications
94403-1906                                                                        services), MedImmune,
                                                                                  Inc. (biotechnology),
                                                                                  Overstock.com (Internet
                                                                                  services), and Spacehab,
                                                                                  Inc. (aerospace services).

Principal Occupation During Past 5 Years:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding company); and formerly,
Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until 1987).

-------------------------------------------------------------------------------------------------------------


Interested Board Members and Officers
-------------------------------------

Name, Age and Address   Position              Length of           Number of         Other Directorships Held
                                              Time Served         Portfolios in
                                                                  Fund Complex
                                                                  Overseen by
                                                                  Board Member*
-------------------------------------------------------------------------------------------------------------
**CHARLES B.            Chairman of the       Chairman of the          135                    None
JOHNSON (68)            Board and Trustee     Board and
One Franklin Parkway,                         Trustee since
San Mateo, CA                                 1988
94403-1906
Principal Occupation During Past 5 Years:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company
International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of
Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

**CHARLES E.            President and         President and            91                     None
JOHNSON (45)            Trustee               Trustee since
One Franklin Parkway,                         1988
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President,
Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin
Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment Advisory Services, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 34 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

**RUPERT H.             Vice President and    Vice President           141                    None
JOHNSON, JR. (61)       Trustee               and Trustee
One Franklin Parkway,                         since 1988
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc.; and officer of
51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

**CHRISTOPHER           Trustee               Since 2001               24                     None
H.PINKERTON (43)
One Franklin Parkway,



San Mateo, CA 94403-1906
Principal Occupation During Past 5 Years:
President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz Advisors;
President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust; Senior Vice
President, Variable Products Division, Allianz Life Insurance Company of North America; fellow, Life
Management Institute; and formerly, Vice President of Marketing, Nationwide Financial Services (until 1999).
-------------------------------------------------------------------------------------------------------------
HARMON E.               Vice President        Since 1988        Not Applicable    None
BURNS (56)
One Franklin Parkway,
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

MARTIN L.               Vice President and    Vice President    Not Applicable    None
FLANAGAN (41)           Chief Financial       and Chief
One Franklin Parkway,   Officer               Financial
San Mateo, CA                                 Officer since
94403-1906                                    1995
Principal Occupation During Past 5 Years:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin
Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice President and Director, Franklin
Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton
Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and
officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin
Templeton Investments.
-------------------------------------------------------------------------------------------------------------

DAVID P.               Vice President        Since 2000        Not Applicable    None
GOSS (54)
One Franklin Parkway,
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director,
Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust
(until 1999) and Franklin Select Realty Trust(until 2000).
-------------------------------------------------------------------------------------------------------------

BARBARA J.              Vice President        Since 2000        Not Applicable    None
GREEN (54)
One Franklin Parkway,


Parkway, San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President, Templeton
Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments; and formerly,
Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman,
Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
-------------------------------------------------------------------------------------------------------------
EDWARD V.               Vice President        Since 1988        Not Applicable    None
MCVEY (64)
One Franklin Parkway,
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President, Templeton/Franklin
Investment Services, Inc.; and officer of 29 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

KIMBERLEY               Treasurer and         Since 1995        Not Applicable    None
MONASTERIO(38)          Principal
One Franklin Parkway,   Accounting
San Mateo, CA           Officer
94403-1906
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC.; and officer of 34 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

MURRAY L.               Vice President and    Since 2000        Not Applicable    None
SIMPSON (64)            Secretary
One Franklin Parkway,
San Mateo, CA
94403-1906
Principal Occupation During Past 5 Years:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin
Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd. (until 1999).
-------------------------------------------------------------------------------------------------------------


*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson's status as an interested person results from his position as an officer of Franklin Resources, Inc.
***Mr. Pinkerton is considered an interested person of the Trust because of the share ownership of Allianz Life in the Trust.

NOTE: Charles B. Johnson and Rupert A. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The following tables provide the dollar range of equity securities beneficially owned by the Board members of the Trust on December 31, 2001.

Independent Board Members
-------------------------
Name of Board                     Dollar Range of Equity Securities in         Aggregate Dollar Range of
   Member                               Each Series of the Trust            Equity Securities in All Funds
                                                                                 Overseen by the Board
                                                                                 Member in the Franklin
                                                                                 Templeton Fund Complex
-----------------------------------------------------------------------------------------------------------
Frank H. Abbott, III              None                                      Over $100,000
Harris J. Ashton                  None                                      Over $100,000
Robert F. Carlson                 None                                      Over $100,000
S. Joseph Fortunato               None                                      Over $100,000
Frank W.T. LaHaye                 None                                      Over $100,000
Gordon S. Macklin                 None                                      Over $100,000

Interested Board Members
------------------------
Name of Board                     Dollar Range of Equity Securities in         Aggregate Dollar Range of
   Member                              Each Series of the Trust             Equity Securities in All Funds
                                                                                 Overseen by the Board
                                                                                Member in the Franklin
                                                                                Templeton Fund Complex
-----------------------------------------------------------------------------------------------------------
Charles B. Johnson                None                                      Over $100,000
Charles E. Johnson                None                                      Over $100,000
Rupert H. Johnson, Jr.            None                                      Over $100,000
Christopher H. Pinkerton          None                                      None

BOARD COMMITTEES

The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The following Independent Trustees of the Trust comprise the Audit
Committee: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. La Haye. The following Independent Trustees of the Trust comprise the Nominating Committee:
Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. LaHaye and Gordon S. Macklin. The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the Board, care of the Trust, to the following address:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ended December 31, 2001, the Audit Committee met twice and the Nominating Committee met once.

The Trust pays noninterested Board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the Trust and other fundsin Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a Board meeting. Noninterested Board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain noninterested Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other Boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested Board members by the Trust and by Franklin Templeton Investments.

                                                                                                  Number of Boards
                                                                        Total Fees Received       in Franklin
                                                                        from Franklin             Templeton
                                            Total Fees Received         Templeton Investments     Investments on
                                            from the Funds              ($)/2/                    which Each Serves
                                            ($)/1/
Name
Frank H. Abbott, III                              10,487                      163,675                   28
Harris J. Ashton                                  10,813                      353,221                   48
Robert R. Carlson                                 13,600                       93,240                   12
S. Joseph Fortunato                               10,090                      352,380                   49
Frank W.T. LaHaye                                  9,937                      154,197                   28
Gordon S. Macklin                                 10,813                      353,221                   48

1. For the fiscal year ended December 31, 2001.
2. For the calendar year ended December 31, 2001.

Noninterested Board members are reimbursed for expenses incurred in connection with attending Board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or Board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each Board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such Board member. Investments in the name of family members or entities controlled by a Board member constitute fund holdings of such Board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected Board members. In implementing such policy, a Board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

Management and Other Services
--------------------------------------------------------------------------------

Managers and services provided

The managers are:


   Investment Adviser                             Fund
   --------------------------------------------   ----------------------------

   Franklin Advisers, Inc. (Advisers)             Aggressive Growth Fund
                                                  Global Communications Fund
                                                  Growth and Income Fund
                                                  High Income Fund
                                                  Income Securities Fund
                                                  Large Cap Growth Fund
                                                  Money FundReal Estate Fund
                                                  S&P 500 Index Fund
                                                  Small Cap Fund
                                                  Strategic Income Fund
                                                  Technology Fund
                                                  U.S. Government Fund
                                                  Zero Coupon Fund - 2005
                                                  Zero Coupon Fund - 2010
                                                  Global Income Fund

   Franklin Advisory Services, LLC (FAS)          Rising Dividends Fund
                                                  Small CapValue Fund

   Franklin Mutual Advisers, LLC (FMA)            Mutual Discovery Fund
                                                  Mutual Shares Fund

   Templeton Investment Counsel,                  Global Asset Allocation Fund
   LLC (TIC)                                      Foreign Securities Fund

   Templeton Global Advisors                      Growth Securities Fund
   Limited (TGAL)

   Investrment Advisor                         Fund
   ----------------------------------------    ------------------------------
   Templeton Asset Management                  Developing Markets Securities
   LTD. (TAML)                                 Fund

Peter A. Nori, CFA, has been a manager of the Foreign Securities Fund since November 1999. He was a manager of the Templeton International Equity Fund from 1996 until its merger and reorganization into the Foreign Securities fund on May 1, 2000. Mr. Nori has been with Franklin Templeton Investments since 1987.

The managers are directly or indirectly wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The managers provide investment research and portfolio management services, and select the securities for the Funds to buy, hold or sell. The managers also select the brokers who execute the Funds' portfolio transactions. The managers provide periodic reports to the Board, which reviews and supervises the managers' investment activities. To protect the Funds, the managers and their officers, directors and employees are covered by fidelity insurance. TAML and TGAL render their services to the Funds from outside the U.S.

The Templeton organization has been investing globally since 1940. The managers and their affiliates have offices in Argentina, Australia, Bahamas, Belgium, Brazil, Canada, Peoples' Republic of China, Cyprus, France, Germany, Hong Kong, Hungary, India, Ireland, Italy, Japan, Korea, Luxembourg, Malaysia, Mauritius, the Netherlands, Poland, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Turkey, United Arab Emirates, United Kingdom, Venezuela and U.S.

The managers and their affiliates manage numerous other investment companies and accounts. The managers may give advice and take action with respect to any of the other funds they manage, or for their own accounts, that may differ from action taken by the managers on behalf of the Funds. Similarly, with respect to the Funds, the managers are not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the managers and access persons, as defined by applicable federal securities laws, may buy or sell for their own account or for the accounts of any other fund. The managers are not obligated to refrain from investing in securities held by the Funds or other funds they manage.

The Funds, their managers and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Funds or that are currently held by the Funds, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Funds, their manager and their principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Franklin Advisers, Inc. is the sub-advisor for Global Asset Allocation Fund. Templeton Asset Management Limited, Singapore (TAML) is the sub-advisor for Growth Securities Fund. SSgA Funds Management, Inc. (SSgA), is the sub-advisor for Franklin S&P 500 Index Fund (Fund). SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. The sub-advisors have agreements with the managers and provide the managers with investment advice and assistance. TAML provides the portfolio management services of John Crone while he remains employed by TAML. The sub-advisors' activities are subject to the Board's review and control, as well as the managers' instructions and supervision. The code of ethics of SSgA is filed with, and available from, the SEC.

During the past fiscal year, the Board considered and approved the renewal of each Fund's management agreement with its manager. In connection with this annual review, the Board, with the advice and assistance of independent counsel, received and considered information and reports relating to the nature, quality and scope of the services provided to each Fund by its manager and its affiliates, including generally arrangements paid from the advisers or affiliates of Resources. The Board considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory (including any sub-advisory services), administrative, transfer agency, and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds.

In addition, the Board considered, among other factors:

     . the effect of the investment advisory fee (and where relevant, any sub-advisory fees) and fund administration fee structure on the expense ratio of each Fund;

     . the effect of the investment advisory fee (and where relevant, any sub-advisory fees) and fund administration fee structure on the nature or level of services to be provided to each Fund;

     .  the investment performance of each Fund;

     . information on the investment performance, advisory fees, administration fees and expense ratios of other registered investment companies within Franklin Templeton Investments;

  . information on the investment performance, advisory fees, administration fees and expense ratios of other investment companies not advised by the manager but believed to be generally comparable in their investment objectives and size to each Fund; and

  . the continuing need of the manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry.

The Board also considered various improvements and upgrades in shareholder and contract owner services made during the year, financial information about the manager's costs, an analysis of historical profitability of each Fund, and the importance of supporting quality, long-term service by the manager to help achieve solid investment performance.

Based on all the factors described above and such other considerations and information as it deemed relevant to its decision, the Board determined that renewal of the management agreement was in the best interests of each Fund and its shareholders and on that basis approved their renewal.

Management fees Each Fund pays the manager a fee equal to an annual rate as follows:

    Fund                                    Management Fee Rates
       ------------------------------------------------------------------------------------------------------
       Global Communications Fund              0.625% of the value of net assets up to and including
       Growth and Income Fund                  $100 million; plus
       High Income Fund                        0.50% of the value of net assets over $100 million up to
       Income Securities Fund                  and including $250 million; plus
       Money Fund                              0.45% of the value of net assets over $250 million up to
       Real Estate Fund                        and including $10 billion; plus
       U.S. Government Fund                    0.44% of the value of net assets over $10 billion up to
       Zero Coupon Fund - 2005                 and including $12.5 billion; plus
       Zero Coupon Fund - 2010                 0.42% of the value of net assets over $12.5 billion up
       Global Income Fund                      to and including $15 billion; plus
                                               0.40% of the value of net assets over $15 billion.

       Large Cap Fund                          0.75% of the value of net assets up to $500 million;
       Rising Dividends Fund                   0.625% of the value of net assets over $500 million up
                                               to and including $1 billion; and
                                               0.50% of the value of net assets in excess of $1 billion.

       Growth Securities Fund                  1.00% of the value of net assets up to $100 million;
                                               0.90% of the value of net assets over $100 million up to
                                               and including $250 million;
                                               0.80% of the value of net assets over $250 million up to
                                               and including $500 million; and
                                               0.75% of the value of net assets over $500 million.

       Foreign Securities Fund                 0.75% of the value of net assets
                                               up to and including $200 million;
                                               0.675% of the value of net
                                               assets over $200 million up
                                               to and including $1.3 billion;
                                               0.60% of the value of net assets
                                               over $1.3 billion.

       Developing Markets Fund                 1.25% of the value of net assets.


       Global Asset Allocation Fund            0.65% of the value of net assets
                                               up to and including $200
                                               million;
                                               0.585% of the value of net assets
                                               over $200 million up to and
                                               including $1.3 billion;
                                               0.52% of the value of net assets
                                               over $1.3 billion.

       Small Cap Value Fund                    0.60% of the value of net assets
                                               up to an including $200 million;
                                               0.50% of the value of net assets
                                               up to and including $1.3 billion;
                                               and
                                               0.40% of value of net assets over
                                               $1.3 billion.

       Mutual Discovery Fund                   0.80% of the value of net assets.


       Mutual Shares Fund                      0.60% of the value of net assets.


       Aggressive Growth Fund                  0.500% of the value of net assets
                                               up to $500 million;
                                               0.400% of the value of net assets
                                               over $500 million up to and
                                               including $1 billion;
                                               0.350% of the value of net assets
                                               over $1 billion up to and
                                               including $1.5 billion;
                                               0.300% of the value of net assets
                                               over $1.5 billion up to and
                                               including $6.5 billion;
                                               0.275% of the value of net assets
                                               over $6.5 billion up to and
                                               including $11.5 billion;
                                               0.250% of the value of net assets
                                               over $11.5 billion up to and
                                               including $16.5 billion;
                                               0.240% of the value of net assets
                                               over $16.5 billion up to and
                                               including $19 billion;
                                               0.230% of the value of net assets
                                               over $19 billion up to and
                                               including $21.5 billion; and
                                               0.220% of the value of net assets
                                               over $21.5 billion.


       Small Cap Fund                          0.550% of the value of net assets
       Technology Fund                         up to $500 million; and
                                               0.450% of the value of net assets
                                               over $500 million up to and
                                               including $1 billion; and
                                               0.400% of the value of net assets
                                               over $1 billion up to and
                                               including $1.5 billion; and

Fund                                           Management Fee Rates
--------------------------------------------------------------------------------

                                               0.350% of the value of net assets
                                               over $1.5 billion up to and
                                               including $6.5 billion; and
                                               0.325% of the value of net assets
                                               over $6.5 billion up to and
                                               including $11.5 billion; and
                                               0.300% of the value of net
                                               assets over $11.5 billion up
                                               to and including $16.5
                                               billion; and
                                               0.290% of the value of net assets
                                               over $16.5 billion up to and
                                               including $19 billion; and
                                               0.280% of the value of net
                                               assets over $19 billion up
                                               to and including $21.5
                                               billion; and
                                               0.270% of the value of net assets
                                               over $21.5 billion.

       S&P 500 Index Fund                      0.15% of the value of net assets.


       Strategic Income Fund                   0.425% of the value of net
                                               assets up to $500 million;
                                               0.325% of the value of net
                                               assets over $500 million up
                                               to and including $1 billion;
                                               0.280% of the value of net
                                               assets over $1 billion up to
                                               and including $1.5 billion;
                                               0.235% of the value of net
                                               assets over $1.5 billion up to
                                               and including $6.5 billion;
                                               0.215% of the value of net
                                               assets over $6.5 billion up
                                               to and including $11.5 billion;
                                               0.200% of the value of net
                                               assets over $11.5 billion up
                                               to and including $16.5 billion;
                                               0.190% of the value of net
                                               assets over $16.5 billion up
                                               to and including $19 billion;
                                               0.180% of the value of net
                                               assets over $19 billion up to
                                               and including $21.5 billion; and
                                               0.170% of the value of net
                                               assets over $21.5 billion.

The fees are computed daily according to the terms of the management agreements. Each class of a Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended December 31, the Funds paid the following management fees:

                                                                    Management fees paid ($)
      ------------------------------------------------------------------------------------------
                                                     2001              2000              1999
      ------------------------------------------------------------------------------------------
      Aggressive Growth Fund                       45,387            22,838/1/           n/a
      Global Communications Fund                1,890,733         4,032,318         4,247,909
      Growth and Income Fund                    3,503,479         3,976,995         5,454,205
      High Income Fund                          1,004,788         1,350,684         1,992,885
      Income Securities Fund                    2,908,412         3,327,614         4,605,869
      Large Cap Fund                            2,705,875         3,420,758         2,501,063
      Money Fund                                1,521,353         1,599,158         1,971,026
      Real Estate Fund                          1,103,174           932,495         1,197,913
      Rising Dividends Fund                     2,608,589         2,738,475         4,308,795
      S&P 500 Index Fund                           80,998            70,310/1/              0/3/
      Small Cap Fund                            2,848,023         3,511,885/1/      2,375,111

                                                    Management fees paid ($)
     --------------------------------------------------------------------------------
                                         2001          2000             1999
     --------------------------------------------------------------------------------
     Small CapValue Fund/1/           267,188       110,031           62,295
     Strategic Income Fund             94,842        25,664/1/             0/1, 2/
     Technology Fund                   63,523        25,076/1/           n/a
     U.S. Government Fund           2,151,631     2,315,683        3,000,062
     Zero Coupon Fund - 2005          379,802       374,270          470,096
     Zero Coupon Fund - 2010          329,504       358,565          502,424
     Mutual Discovery Fund          1,477,319     1,602,379        1,617,147
     Mutual Shares Fund             3,218,079     2,544,563        2,833,172
     Global Asset Allocation Fund   3,558,579     4,131,722        4,072,911/4/
     Developing Markets Fund        4,180,830     4,860,007        3,292,465/4/
     Foreign Securities Fund        5,974,813     9,942,391        7,168,839/4/
     Global Income Fund               460,525       541,042           714,45/4/
     Growth Securities Fund         9,152,469     8,610,867        5,923,920


     1.   The Fund's fees, before any advance waiver, were ($):

                                     2001              2000              1999
     ---------------------------------------------------------------------------
     Aggressive Growth Fund/a/         48,589        25,512/a/           n/a
     Money Fund                           n/a           n/a              n/a
     S&P 500 Index Fund                84,144        73,826/a/         1,735/b/
     Small Cap Fund                 3,328,141     3,797,838/a/           n/a
     Small Cap Value Fund             282,342       113,954/a/           n/a
     Strategic Income Fund            108,010        31,828/a, b/      6,732/b/
     Technology Fund                   66,925        26,813/a/           n/a

          a. The manager agreed in advance to reduce its fees to reflect reduced services from the Fund's investment in a Franklin Templeton money fund, as required by the Board and an SEC order.

          b.   The manager agreed in advance to waive or limit its fees.

     2.   For the period May 1, 2000 (effective date) to December 31, 2000.

     3.   For the period November 1, 1999 (effective date) to December 31, 1999.

     4.   For the period July 1, 1999 (effective date) to December 31, 1999.

     5. Included in the financials in the Templeton Variable Products Series Fund (TVP) Annual Report to Shareholders for the fiscal year ended December 31, 1999.

For services provided to the Funds, the managers pay the sub-advisors the following fees:

     Sub-Advisor     Fund                        Annual Fee Rates
     --------------------------------------------------------------------------------
     Advisers        Global Asset Allocation     0.227% of the value of net assets up
                     Fund                        to and including $200 million;
                                                 0.205% of the value of net assets
                                                 over $200 million up to an including
                                                 $1.3 billion; and
                                                 0.182% of the value of net assets
                                                 over $1.3 billion.

SsgA                 S&P 500 Index Fund          0.05% of the value of the Fund's net

     Sub-Advisor     Fund                        Annual Fee Rates
     --------------------------------------------------------------------------------
                                                 assets up to and including
                                                 $50,000,000; and 0.04% of the value
                                                 of the Fund's net assets over
                                                 $50,000,000 up to and including
                                                 $100,000,000; and
                                                 0.02% of the value of the Fund's net
                                                 assets over $100,000,0000.


     TAML            Growth Securities Fund      0.80% of the value of the net assets
                                                 up to and including $100 million;
                                                 0.72% of the value of the net assets
                                                 up to and including $250 million;
                                                 0.64% of the value of the net assets
                                                 up to and including $500 million;
                                                 and 0.60% of the value of net assets
                                                 over $1.3 billion.
                                                 ------------------------------------

The managers pay sub-advisory fees from the management fees they receive from the Funds. For the last three fiscal years, the managers paid the following sub-advisory fees:

                                                sub-advisory fees paid ($)
     ---------------------------------------------------------------------------
                                      2001            2000            1999
     ---------------------------------------------------------------------------

     Global Income Fund            191,966         298,522         394,727
     S&P 500 Index Fund             27,308          23,798             576/1/
     Strategic Income Fund               0           5,636               0/1/

     1.   For the period November 1, 1999 (effective date) to December 31, 1999.

Administrator and services provided Franklin Templeton Services, LLC (FT Services) provides certain administrative services and facilities for each Fund. FT Services has direct agreements with the following Funds:

          Aggressive Growth Fund
          S&P 500 Index Fund
          Small Cap Fund
          Small Cap Value Fund
          Strategic Income Fund
          Technology Fund

          Mutual Discovery Fund
          Mutual Shares Fund
          Global Asset Allocation Fund
          Developing Markets Fund
          Foreign Securities Fund

FT Services has subcontracts with the managers of all other Funds not listed above. The administrative services provided by FT Services include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services may make certain payments to insurance companies for administrative services. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Trust's managers and principal underwriter.

Administration fees The Funds, in the case of the Funds with direct agreements with FT Services (except for Aggressive Growth Fund, S&P 500 Index Fund, Small Cap Fund, Strategic Income Fund and Technology Fund) and the managers for all other Funds, pay FT Services a monthly fee for each Fund, equal to an annual rate of:

     .    0.15% of the Fund's average daily net assets up to $200 million;
     .    0.135% of average daily net assets over $200 million up to $700 million;
     .    0.10% of average daily net assets over $700 million up to $1.2 billion; and
     .    0.075% of average daily net assets over $1.2 billion.

Small Cap Fund and Technology Fund each pays FT Services a monthly fee equal to an annual rate of 0.25% of the average daily net assets of the Fund during the preceding month.

Strategic Income Fund and Aggressive Growth Fund each pays FT Services a monthly fee equal to an annual rate of 0.20% of the average daily net assets of the Fund during the preceding month.

S&P 500 Index Fund pays FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets.

During the last three fiscal years ended December 31, the Funds or the managers, as applicable, paid FT services the following administration fees:

                                                                 Administration fees paid ($)
    ---------------------------------------------------------------------------------------------
                                                    2001                 2000               1999
    ---------------------------------------------------------------------------------------------
    Aggressive Growth Fund                        19,435             10,051/2/               n/a
    Global Communications Fund                   522,988            1,108,980          1,163,467
    Growth and Income Fund                       993,251            1,101,761          1,427,064
    High Income Fund                             264,165              361,578            553,410
    Income Securities Fund                       828,305              948,430          1,243,737
    Large Cap Fund                               517,586              644,210            479,784
    Money Fund                                   409,632              436,105            546,502
    Real Estate Fund                             292,570              241,521            318,900
    Rising Dividends Fund                        506,786              525,587            826,684
    S&P 500 Index Fund                            55,651               48,367              0/4,5/
    Small Cap Fund                             1,555,535          1,588,387/3/           457,520
    Small Cap Value Fund                          70,585               28,354             15,666
    Strategic Income Fund                         50,829               15,004                /,6/
    Technology Fund                               30,329                  0/4/               n/a
    U.S. Government Fund                         600,427              648,078            855,487

                                                                     Administration fees paid ($)
----------------------------------------------------------------------------------------------------
                                                    2001               2000                  1999
----------------------------------------------------------------------------------------------------

Zero Coupon Fund - 2005                           91,156             89,608               112,884
Zero Coupon Fund - 2010                           79,105             85,841               120,676
Mutual Discovery Fund                            276,996            300,017               302,448
Mutual Shares Fund                               754,929            602,528               667,459
Developing Markets Fund/1/                       481,526            449,440               254,273/7/
Foreign Securities Fund/1/                     1,154,256          1,563,478             1,004,768/7/
Global Income Fund                               110,525            127,938               177,066
Growth Securities Fund                         1,399,978          1,343,436               982,673

1. Before the merger on May 1, 2000, the Fund's administrative fees were based on the total net assets of TVP, with each Fund paying its proportionate share based on each Fund's average net assets.
2.   For the period May 1, 2000 (effective date) to December 31, 2000.
3. Before May 1, 2000, the administration fee was paid indirectly through the management fee.
4. No fees paid under an advance agreement by the administrator to waive its fees.
5. For the period November 1, 1999 (effective date) to December 31, 1999, the Fund's administration fees, before any advance waiver, totaled $1,140. Under an agreement by FT Services to waive its fees, the Fund paid no administration fees for the period.
6.   For the period July 1, 1999 (effective date) to December 31, 1999.
7.   Included in the financials in the TVP Annual Report to Shareholders.

Shareholder servicing and transfer agent Franklin Templeton Investor Services, LLC (Investor Services) is the Funds' shareholder servicing agent and acts as the Funds' transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Custodians Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Funds' securities and other assets, except Asset Allocation Fund, Developing Markets Fund, Foreign Securities Fund, Global Income Fund and Growth Securities Fund. JPMorgan Chase Bank, formerly Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the securities and other assets of Asset Allocation Fund, Developing Markets Fund, Foreign Securities, Global Income Fund and Growth Securities Fund. As foreign custody manager, JPMorgan Chase Bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

Auditor PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA 94105 is the Trust's independent auditor. The auditor gives an opinion on the financial statements included in the Trust's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

Research services The managers may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the Funds. Such supplemental research, when utilized, is subject to analysis by the managers before being incorporated into the investment advisory process.

Portfolio Transactions
--------------------------------------------------------------------------------
The managers select brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the Board may give.

When placing a portfolio transaction, the managers seek to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The managers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the managers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The managers may pay certain brokers commissions that are higher than those another broker may charge, if the managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the managers' overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the managers in carrying out their investment advisory responsibilities. These services may not always directly benefit the Funds. They must, however, be of value to the managers in carrying out their overall responsibilities to their clients.

To the extent a Fund invests in bonds or participates in other principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker.

Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Funds seek to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Funds' portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the manager, taking into account the respective sizes of the Funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

During the last three fiscal years ended December 31, the Funds paid the following brokerage commissions:

      Broker Commissions ($)
                                                    2001               2000              1999
----------------------------------------------------------------------------------------------
Aggressive Growth Fund                            28,715            7,134/1/              n/a
Global Communications Fund                     1,020,179          1,591,960         2,240,233
Growth and Income Fund                         2,256,692          1,609,865         1,462,576
High Income Fund                                   7,156             12,917             1,469
Income Securities Fund                           221,795                  0                 0
Large Cap Fund                                   726,865            389,057           285,773
Money Fund                                             0                  0                 0
Real Estate Fund                                 275,615            198,320           321,201
Rising Dividends Fund                            176,521            327,751           468,845
S&P 500 Index Fund                                17,111             15,697           4,396/2/
Small Cap Fund                                   483,898            178,280           170,758
Small Cap Value Fund                             114,885             38,164            29,749
Strategic Income Fund                              1,710                263             353/4/

Technology Fund                                   36,744            7,764/1/                   n/a
U.S. Government Fund                                   0                  0                      0
Zero Coupon Fund - 2005                                0                  0                      0
Zero Coupon Fund - 2010                                0                  0                      0
Mutual Discovery Fund                            343,484            469,166                826,555
Mutual Shares Fund                               845,400            824,600              1,073,693
Developing Markets Fund                        1,257,897          1,787,125            1,207,123/3/
Foreign Securities Fund                          644,547          1,954,173           1,430,2762/3/
Global Asset Allocation Fund                     397,845            755,161            1,099,879/3/
Global Income Fund                                     0                  0                      0
Growth Securities Fund                         1,480,731          2,738,293              1,563,908

1.   From May 1, 2000 (effective date) to December 31, 2000.
2.   From November 1, 1999 (effective date) to December 31, 1999.
3.   Included in the financials in the TVP Annual Report to Shareholders.
4.   From July 1, 1999 (effective date) to December 31, 1999.

The following table identifies each Fund which held securities of its regular brokers or dealers during 2001, the names of each such broker or dealer, and the value, if any, of such securities as of December 31, 2001.

                                                                                        December 31,
                                                                                          2001 value
                                                                                                 ($)
     Fund Name                Regular Broker or Dealer                                  (in 1,000's)
     -----------------------------------------------------------------------------------------------
     Growth and Income        Banc of America Securities LLC                                   7,869
     Fund                     Morgan Stanley Dean Witter                                       3,636

     Income Securities        J.P. Morgan  Chase Securities, Inc.                              1,091
     Fund

     Large Cap Fund           Goldman Sachs & Co.                                              2,783
                              Lehman Brothers, Inc.                                              668
                              Merrill Lynch Pierce Fenner                                      3,867

     Money Fund               Deutsche Bank Securities                                        10,000
                              Goldman Sachs & Co.                                              9,994
                              Morgan Stanley Dean Witter                                       9,996

     S&P 500 Fund             Morgan Stanley Dean Witter                                         369
                              J.P. Morgan Chase Securities, Inc.                                 427
                              Banc of America Securities, LLC                                    593
                              Lehman Brothers, Inc.                                               94
                              Merrill Lynch Pierce Fenner                                        262
                              Wells Fargo Securities                                             439

     Small Cap Fund           Instinet Corp.                                                   1,267

     Mutual Discovery         J.P. Morgan Chase Securities, Inc.                                  31
     Fund                     Banc of America Securities, LLC                                    390

     Mutual Shares            J.P. Morgan Chase Securities, Inc.                             4,475
     Fund                     Banc of America Securities, LLC                                1,397
                              Bear, Stearns & Securities Corp.                               6,893

     Foreign Securities       HSBC Securities, Inc.                                         11,604
     Fund

     Global Asset Allocation  Allstate Corp.                                                 2,696
     Fund

     Growth Securities        HSBC Securities, Inc                                          16,561
     Fund                     Merrill Lynch Pierce Fenner                                   13,030

Because certain Funds may, from time to time, invest in broker-dealers, it is possible that a Fund will own more than 5% of the voting securities of one or more broker-dealers through whom a Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent a Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the Board relating to ensuring that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

Distributions and Taxes
--------------------------------------------------------------------------------
Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) fees applicable to each class.

Election to be taxed as a regulated investment company Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). Each has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. To ensure that individuals holding the variable annuity and variable life insurance contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by a Fund prior to receipt of payments under the variable annuity and variable life insurance contracts, each Fund intends to comply with the additional requirements of Section 817(h) of the Code relating to diversification of its assets. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Organization, Voting Rights and Principal Holders
--------------------------------------------------------------------------------
The Trust is an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on April 26, 1988, and is registered with the SEC. Each Fund, except the Strategic Income Fund, Technology Fund, Small Cap Value Fund and Global Income Fund, is a diversified series of the Trust.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Agreement and Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that you would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Each of the Funds currently offer two classes of shares, Class 1 and Class 2, except for the S&P 500 Index Fund which currently offers Class 1, Class 2 and Class 3. The Trust may offer additional classes of shares in the future. The full title of each series and class is:

     .    Franklin Aggressive Growth Securities Fund - Class 1
     .    Franklin Aggressive Growth Securities Fund - Class 2
     . Franklin Global Communications Securities Fund - Class 1/1/ (prior to 11/15/99, Franklin Global Utilities Securities Fund) (prior to 5/1/98, Utility Equity Fund)
     . Franklin Global Communications Securities Fund - Class 2/1/ (prior to 11/15/99, Franklin Global Utilities Securities Fund)
     . Franklin Growth and Income Fund - Class 1/1/ (prior to 5/1/95, Equity Growth Fund)
     .    Franklin Growth and Income Fund - Class 2/1/
     .    Franklin High Income Fund - Class 1/1/
     .    Franklin High Income Fund - Class 2/1/
     .    Franklin Income Securities Fund - Class 1/1/
     .    Franklin Income Securities Fund Class 2/1/
     . Franklin Large Cap Growth Securities Fund - Class 1/1/ (prior to 12/15/99, Franklin Capital Growth Fund)

     .    Franklin Large Cap Growth Securities Fund - Class 2/1/
          (same as Class 1)
     .    Franklin Money Market Fund - Class 1/1/
     .    Franklin Money Market Fund - Class 2/1/
     .    Franklin Real Estate Fund - Class 1
          (prior to September 1999, Real Estate Securities Fund)
     .    Franklin Real Estate Fund - Class 2
          (same as Class 1)
     .    Franklin Rising Dividends Securities Fund - Class 1
          (prior to September 1999, Rising Dividends Fund)
     .    Franklin Rising Dividends Securities Fund - Class 2
          (same as Class 1)
     .    Franklin S&P 500 Index Fund - Class 1/2/
     .    Franklin S&P 500 Index Fund - Class 2/2/
     .    Franklin S&P 500 Index Fund - Class 3/2/
     .    Franklin Small Cap Fund - Class 1/1/
     .    Franklin Small Cap Fund - Class 2/1/
     .    Franklin Small Cap Value Securities Fund - Class 1/1/
          (prior to May 1, 2002, Franklin Value Securities Fund)
     .    Franklin Small Cap Value Securities Fund - Class 2/1/
          (same as Class 1)
     .    Franklin Strategic Income Securities Fund - Class 1
     .    Franklin Strategic Income Securities Fund - Class 2
     .    Franklin Technology Securities Fund - Class 1
     .    Franklin Technology Securities Fund - Class 2
     .    Franklin U.S. Government Fund - Class 1/1/
     .    Franklin U.S. Government Fund - Class 2/1/
     .    Franklin Zero Coupon Fund - 2005 - Class 1/1/
     .    Franklin Zero Coupon Fund - 2005 - Class 2/1/
     .    Franklin Zero Coupon Fund - 2010 - Class 1/1/
     .    Franklin Zero Coupon Fund - 2010 - Class 2/1/
     .    Mutual Discovery Securities Fund - Class 1
     .    Mutual Discovery Securities Fund - Class 2
     .    Mutual Shares Securities Fund - Class 1
     .    Mutual Shares Securities Fund - Class 2
     . Templeton Developing Markets Securities Fund - Class 1/2/ (prior to May 1, 2000, Templeton Developing Markets Fund)
     .    Templeton Developing Markets Securities Fund - Class 2/2/
          (same as Class 1)
     .    Templeton Foreign Securities Fund - Class 1/2/
          (prior to May 1, 2002, Templeton International Securities Fund)
     .    Templeton Foreign Securities Fund - Class 2/2/
          (same as Class 2)

     .    Templeton Global Asset Allocation Fund - Class 1/2/
          (prior to May 1, 2002, Templeton Asset Strategy Fund)
     .    Templeton Global Asset Allocation Fund - Class 2/2/
          (same as Class 1)
     .    Templeton Growth Securities Fund - Class 1
     .    Templeton Growth Securities Fund - Class 2
     .    Templeton Global Income Securities Fund Class 1
          (prior to May 1, 1996, Global Income Fund)
     .    Templeton Global Income Securities Fund Class 2
          1. In September 1999, the names of the Funds were changed to include "Franklin".
          2. On February 8, 2000, Fund shareholders approved a merger and reorganization that combined the Fund, a series of TVP with a similar fund of the Trust, effective May 1, 2000. The Fund is the surviving fund of the merger.


Shares of each class represent proportionate interests in a Fund's assets and are identical except that the Fund's Class 2 shares will bear the expense of the Class 2 distribution plan. (See "The Underwriter" below, for a description of the Class 2 plans.) On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has non-cumulative voting rights. For Board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help shareholders communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.

Principal Shareholders Class 1 and Class 2 shares of the Funds generally are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.

The insurance companies will exercise voting rights attributable to shares they own in accordance with voting instructions received by owners of the contracts issued by the insurance companies. To this extent, the insurance companies do not exercise control over the Trust by virtue of the voting rights from their ownership of Trust shares.

The name, address and percentage of ownership of shareholders that owned of record 5% or more of the shares of the Funds, as of April 2, 2002, are as follows:


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------

                                             Aggressive Growth Securities Fund -
                                             Class 1

        Allianz Life Insurance                                                                         69.00
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        AIG Life of Bermuda                                                                            28.29
        1 Alico Plz
        Hamilton, HMAX, Bermuda

                                             Aggressive Growth Securities Fund -
                                             Class 2

        Preferred Life Insurance Company                                                              100.00
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Global Communications Fund - Class 1

        Allianz Life Insurance                                                                         91.60
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                8.40
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Global Communications Fund - Class 2

        Allianz Life Insurance                                                                         96.35
        1750 Hennepin Ave.
        Minneapolis, MN 55403


                                             Growth and Income Fund - Class 1

        Allianz Life Insurance                                                                         91.54
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                8.46
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Growth and Income Fund  - Class 2

        Allianz Life Insurance                                                                         98.85
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                             High Income Fund - Class 1


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------

        Allianz Life Insurance                                                                         92.49
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                7.51
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             High Income Fund - Class 2

        Allianz Life Insurance                                                                         98.20
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                             Income Securities Fund - Class 1

        Allianz Life Insurance                                                                         93.37
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                6.63
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Income Securities Fund - Class 2

        Allianz Life Insurance                                                                         35.49
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                5.09
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

        American Enterprise Life                                                                       59.42
        IDS Tower 10 T11/1646
        Minneapolis, MN 55440

                                             Large Cap Growth Fund - Class 1

        Allianz Life Insurance                                                                         89.69
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                6.22
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Large Cap Growth Fund - Class 2                           36.32
        Allianz Life Insurance
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Allmerica Fin Life & Annuity                                                                    9.54


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------

        440 Lincoln St MS-310
        Worcester, MA 01653

        COVA Financial Life Insurance                                                                  46.99
        4700 Westown Pky Ste 200
        Oakbrook Terrace, IL 60181


                                             Money Fund - Class 1

        Allianz Life Insurance                                                                         88.53
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                8.55
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Money Fund - Class 2

        Allianz Life Insurance                                                                         70.81
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Liberty Life Spectrum Select                                                                   29.19
        100 Liberty Way
        Boston, MA 02117


                                             Real Estate Fund - Class 1

        Allianz Life Insurance                                                                         93.51
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                6.49
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Real Estate Fund - Class 2

        Hartford Life                                                                                  17.86
        PO Box 2999
        Hartford, CT 06104-2999

        IDS Life Insurance Company                                                                     68.77
        IDS Tower 10 T11/1646
        Minneapolis, MN 55440

                                             Rising Dividends Fund - Class 1

        Allianz Life Insurance                                                                         90.49
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                9.51
        of New York
        152 West 57th Street, 18th Floor


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------
        New York, NY 10019

                                             Rising Dividends Fund - Class 2

        Allianz Life Insurance                                                                         97.07
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                             S&P 500 Index Fund - Class 1

        Allianz Life Insurance                                                                         92.06
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                5.39
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             S&P 500 Index Fund - Class 2

        Allianz Life Insurance                                                                         97.91
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                             Small Cap Fund  - Class 1

        Allianz Life Insurance                                                                         90.45
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                5.03
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Small Cap Fund - Class 2

        Allmerica Financial Life &                                                                     20.16
        Annuity Co.
        440 Lincoln Street Mail Stop
        S310
        Worcester, MA 01653

        Pruco Life of Arizona                                                                          19.66
        100 Mulberry Street
        Gateway Center Three
        6th, 7th & 8th Floors
        Newark, NJ  07102-4077

        Hartford Life                                                                                  18.94
        PO Box 2999
        Hartford, CT 06104-2999


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------
        Travelers Life & Annuity                                                                        8.72
        One Tower Square
        Hartford, CT  06183

                                             Small Cap Value Fund - Class 1

        Allianz Life Insurance                                                                         95.72
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                             Small Cap Value Fund - Class 2

        IDS Life Insurance Company                                                                     83.08
        IDS Tower 10 T11/1646
        Minneapolis, MN 55440

        Aetna Life Insurance & Annuity Co.                                                              7.71
        151 Farmington Ave
        Hartford, CT 06156-0001

        Allianz Life Insurance                                                                          5.54
        1750 Hennepin Ave.
        Minneapolis, MN 55403
        Allianz Life Insurance                                                                         93.49
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                6.51
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Technology Fund - Class 2

        Hartford Life                                                                                  98.06
        PO Box 2999
        Hartford, CT 06104-2999

                                             U.S. Government Fund - Class 1
        Allianz Life Insurance                                                                         90.32
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                9.68
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             U. S. Government Fund - Class 2
        Allianz Life Insurance                                                                         46.35
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        American General Life                                                                          31.93
        P.O. Box 1591
        Houston, T 77251-1591


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------

        SAFECO                                                                                         17.42
        5069 154th Place NE
        Redmond, WA  98052








                                             Zero Coupon Fund - 2005 - Class 1

        Allianz Life Insurance                                                                         90.87
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                9.14
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Zero Coupon Fund - 2010 - Class 1

        Allianz Life Insurance                                                                         92.37
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                7.63
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Mutual Discovery Fund - Class 1

        Allianz Life Insurance                                                                         94.20
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance Company                                                                5.80
        of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                             Mutual Discovery Fund - Class 2

        Allianz Life Insurance                                                                         99.82
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                             Mutual Shares Fund - Class 1

        Allianz Life Insurance                                                                         91.12
        1750 Hennepin Ave.
        Minneapolis, MN 55403


        Preferred Life Insurance                                                                        5.39


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------
        Company of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019

                                          Mutual Shares Fund - Class 2

        Hartford Life & Annuity                                                                   55.12
        POBox 2999
        Hartford, CT 06104-2999

        Allmerica Financial Life &                                                                13.24
        Annuity Co.
        440 Lincoln Street Mail Stop
        S-310
        Worcester, MA  01653

        Lincoln National Life Insurance                                                            7.86
        Co.
        1300 South Clinton
        Fort Wayne, IN  46802

        Allianz Life Insurance                                                                     6.55
        1750 Hennepin Ave.
        Minneapolis, MN 55403


                                          Developing Markets Fund - Class 1

        IDS Life Insurance Company                                                                57.94
        IDS Tower 10 T11/1646
        Minneapolis, MN 55440

        Allianz Life Insurance                                                                    24.82
        1750 Hennepin Ave.
        Minneapolis, MN

                                          Developing Markets Fund - Class 2

        CUNA                                                                                      19.59
        2000 Heritage Way
        Waverly, IA 50677

        Minnesota Life Insurance Company                                                          17.29
        400 Robert Street North
        St. Paul, MN 55101-2098

        Travelers Life & Annuity                                                                  11.29
        One Tower Square
        Hartford, CT 06183

        Phoenix Variable Life                                                                      6.73
        One American Row 1st Floor


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------
        Hartford, CT 06115

        Allianz Life Insurance                                                                    11.79
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                          Foreign Securities Fund - Class 1

        Phoenix Home Life                                                                          6.62
        One American Row
        Hartford, CT 06115

        Allianz Life Insurance                                                                    61.02
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Jefferson Pilot                                                                           11.35
        One Granit Place
        PO Box 515
        Concord, NH 03302-0515

        Nationwide Insurance Company                                                               5.32
        700 Harrison St SW


                                          Foreign  Securities Fund - Class 2

        IDS Life Insurance Company                                                                 5.42
        IDS Tower 10 T11/1646
        Minneapolis, MN 55440

        Travelers Life & Annuity                                                                  19.20
        One Tower Square
        Hartford, CT  06183

        Phoenix Home Life                                                                          6.56
        One America Row
        Hartford, CT  06115

        Hartford Life                                                                              8.36
        PO Box 2999
        Hartford CT 06104-2999

        Mass Mutual                                                                                7.66
        1295 State Street
        Springfield, MA  01111

        Phoenix  Variable Life PHLVIC                                                              7.22
        One American Row
        Hartford, CT  06115
                                          Global Asset Allocation Fund - Class 1

        VALIC                                                                                     50.05
        2929 Allen Pky
        Houston, TX 77019-7100


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------

        Travelers Insurance Company                                                               33.79
        One Tower Square
        Hartford, CT 06183

        Phoenix Home Life                                                                         10.14
        One American Row
        Hartford, CT 06115

        Allianz Life Insurance                                                                     5.16
        1750 Hennepin Ave.
        Minneapolis, MN 55403

                                          Global Asset Allocation Fund - Class 2

        Hartford Life & Annuity                                                                   40.75
        PO Box 2999
        Hartford, CT 06104-2999

        Phoenix Home Life                                                                         11.52
        One American Row
        Hartford, CT 06115

        Minnesota Life Insurance Company                                                           8.09
        400 Robert Street North
        St. Paul, MN 55101-2098

        Allmerica Fin Life & Annuity                                                               7.45
        440 Lincoln St MS-310
        Worcester, MA 01653

        American General Life                                                                      5.03
        P.O. Box 1591
        Houston, T 77251-1591

                                          Global Income Fund - Class 1

        Travelers Insurance Company                                                               15.91
        One Tower Square
        Hartford, CT 06183

        Allianz Life Insurance                                                                    67.79
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Preferred Life Insurance                                                                   7.14
        Company of New York
        152 West 57th Street, 18th Floor
        New York, NY 10019


        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------

        Phoenix Home Life                                                                          6.85
        One American Row
        Hartford, CT 06115


                                          Global Income Fund -Class 2

        Allianz Life Insurance                                                                    22.15
        1750 Hennepin Ave.
        Minneapolis, MN 55403



        Glenbrook                                                                                 55.81
        3100 Sanders Road
        Northbrook, IL  60062

        COVA Financial Life Insurance                                                             20.10
        4700 Westown Pky Ste 200
        Oakbrook Terrace, IL 60181

                                          Growth Securities Fund - Class 1

        Allianz Life Insurance                                                                    41.30
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Travelers Life & Annuity                                                                  40.54
        One Tower Square
        Hartford, CT  06183

                                                                                                  13.09

        Phoenix Home Life
        One American Row
        Hartford, CT 06115

                                          Growth Securities Fund  - Class 2

        Glenbrook                                                                                  5.35
        3100 Sanders Road
        Northbrook, IL  60062

        Hartford Life & Annuity                                                                   24.28
        PO Box 2999
        Hartford, CT 06104-2999




        Name and Address                     Share class                              Percentage (%)
        -----------------------------------------------------------------------------------------------------
        Allianz Life Insurance                                                                     8.32
        1750 Hennepin Ave.
        Minneapolis, MN 55403

        Phoenix Variable Life                                                                     21.88
        One American Row 1st Floor
        Hartford, CT 06115

        Phoenix Home Life                                                                         13.60
        One American Row
        Hartford, CT 06115


As of April 2, 2002, Board members and officers, as a group, owned less than 1% of record or beneficially, of the outstanding shares of Trust. The Board members may own shares in other funds in Franklin Templeton Investments.


Pricing Shares
--------------------------------------------------------------------------------

When they buy and sell shares, the Trust's shareholders pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Funds do not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Funds other than Money Fund When determining its NAV, a Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the manager.

A Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

A Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the NAV. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

Money Fund The valuation of the Fund's portfolio securities, including any securities set aside on the Fund's books for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a Fund with identical investments but using a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a Fund using only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates. The Fund's use of amortized cost, which helps the Fund maintain a $1 share price, is permitted by a rule adopted by the SEC.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations.


Redemptions in kind Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,00 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


The Underwriter
--------------------------------------------------------------------------------

Distributors acts as the principal underwriter in the continuous public offering of the Trust's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares, except to the extent these expenses are borne by the insurance companies. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under Class 2 Rule 12b-1 plans as described below. Except as noted below, Distributors does not receive compensation from the Trust for acting as underwriter.


Distribution and service (12b-1) fees The Board has adopted a plan pursuant to Rule 12b-1 for each Class 2 shares. Under each Fund's Class 2 plan (except for S&P 500 Index Fund, Strategic Income Fund, Global Asset Allocation Fund, Global Income Fund, Foreign Fund and Developing Markets Fund), the Fund may pay up to a maximum of 0.35% per year of the average daily net assets attributable to its Class 2 shares. The Board, however, has set the current rate at 0.25% per year, effective July 1, 1999. From January 6, 1999 to June 30, 1999, the fees were set at 0.30% per year. The maximum rate for Class 2 shares of S&P 500 Index Fund, Strategic Income Fund, Global Income Fund, Global Asset Allocation Fund, Developing Markets Fund and Foreign Fund has been set at 0.25% per year under each plan.


The plans are expected to, among other things, increase advertising of the Funds, encourage sales of the Funds and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Funds is useful in managing the Funds because the managers have more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under each plan, the Funds pay Distributors, the insurance companies or others to assist in the promotion and distribution of Class 2 shares or variable contracts offering Class 2 shares. Payments made under the plans may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution-related expenses, including a prorated portion of Distributors' or the insurance companies' overhead expenses attributable to the distribution of these variable contracts or shares of the Funds. Payments made under the plans may also be used to pay insurance companies, dealers or others for, among other things, furnishing personal services and maintaining customer accounts and records, or as service fees as defined under NASD rules. Together, these expenses, including the service fees, are "eligible expenses."

Agreements for the payment of fees to the insurance companies or others shall be in a form which has been approved from time to time by the Board, including the non-interested Board members.

For the fiscal year ended December 31, 2001, the amounts paid by each Fund's Class 2 shares pursuant to the plans, which were used by Distributors to pay insurance companies or their affiliates, were as follows:


                                                                  Amounts
     Fund                                                         Paid ($)
     ---------------------------------------------------------------------

     Aggressive Growth Fund                                              2
     Global Communications Fund                                        996
     Growth and Income Fund                                         11,888
     High Income Fund                                                1,368

                                                                  Amounts
     Fund                                                         Paid ($)
     ---------------------------------------------------------------------

     Income Securities Fund                                         10,059
     Large Cap Fund                                                  4,108
     Money Fund                                                     76,862
     Real Estate Fund                                              106,602
     Rising Dividends Fund                                           7,706
     S&P 500 Index Fund - Class 2                                      173
     Small Cap Fund                                                789,103
     Small Cap Value Fund                                           36,317
     Strategic Income Fund                                             13/1/
     Technology Fund                                                10,696
     U.S. Government Fund                                           24,118
     Zero Coupon Fund - 2005                                             0
     Zero Coupon Fund - 2010                                             0
     Mutual Discovery Fund                                           6,165
     Mutual Shares Fund                                            228,651
     Global Asset Allocation Fund                                   87,721
     Developing Markets Fund                                       156,704
     Foreign Securities Fund                                       528,238
     Global Income Fund                                              2,971
     Growth Securities Fund                                        217,735

1.   For the period May 15, 2001 (effective date) to December 31, 2001.


Distributors must provide written reports to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the Board with such other information as the Board may reasonably request to enable it to make an informed determination of whether the plans should be continued.

Each plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1.


Sponsorship of meetings. Distributors routinely sponsors due diligence meetings held by insurance companies for registered representatives of broker dealers selling insurance products. During these meetings, the registered representatives receive updates on various Franklin Templeton funds. Invitation to these meetings is not conditioned on sales of specific numbers of shares in Franklin Templeton funds.


Performance
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. Performance figures reflect Rule 12b-1 fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows.

For share classes offered only to insurance company separate accounts for use in variable annuity and variable life insurance contracts, to the extent required by SEC rules, the advertised performance of such share classes will be displayed no more prominently than standardized performance of the applicable insurance company separate accounts/contracts. For information about how an insurance company may advertise such performance, please consult the contract prospectus which accompanies the Trust prospectus.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

For Class 2 shares which were started at a later date than Class 1 shares, standardized Fund performance represents, a "blended" figure, combining: (a) for periods prior to January 6, 1999 (or May 1, 1997 for Global Asset Allocation Fund, Developing Markets Fund and Foreign Securities Fund) historical results of Class 1 shares; and (b) for periods beginning January 6, 1999 (or May 1, 1997), Class 2's results reflect an additional 12b-1 fee expense which also affects future performance. Historical performance data for Class 2 shares, based on Class 1 performance, will generally not be restated to include 12b-1 fees, although each Fund may restate these figures consistent with SEC rules.

For Global Asset Allocation Fund, Developing Markets Fund and Foreign Securities Fund, performance prior to the May 1, 2000 merger reflects the historical performance of Templeton Asset Allocation Fund, Templeton Developing Markets Fund and Templeton International Fund, respectively.

Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable fund charges and fees. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the funds' Class 1 and Class 2 shares are investment options. If they were included, performance would be lower. The average annual total returns for each Fund for the periods ended December 31, 2001, are reflected in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2001.

The following SEC formula was used to calculate the figures:

     P(1+T)n = ERV

     where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

Cumulative total return Like average annual total return, the cumulative total return assumes income dividends and capital gain distributions are reinvested at net asset value. It does not however, include any fees or sales charges imposed by the variable insurance contract for which the Funds' Class 1 and Class 2 shares are investment options. If they were included, performance would be lower. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated in the annual report. The cumulative total returns for the indicated periods ended December 31, 2001, were:

                                                                                                Ten Year
                                                             One                 Five             or From
                                                             Year                Year            Inception
                                                             (%)                 (%)                (%)
                                                      -------------------------------------------------------
     Aggressive Growth Fund - Class 1                       -22.67                --              -41.31/1/
     Aggressive Growth Fund - Class 2                       -22.81                --              -41.41
     Global Communications Fund - Class 1                   -29.24              -6.64              40.65
     Global Communications Fund - Class 2                   -29.40              -7.28              39.68
     Growth and Income Fund - Class 1                       -2.02               61.76             191.73
     Growth and Income Fund - Class 2                       -2.28               60.65             189.73
     High Income Fund - Class 1                              4.26                2.04              83.49
     High Income Fund - Class 2                              4.18                1.49              82.48
     Income Securities Fund - Class 1                        .98                41.33             144.29
     Income Securities Fund Class 2                          .76                40.25             142.43
     Large Cap Growth Fund - Class 1                        -11.26              75.83              99.74/3/
     Large Cap Growth Fund - Class 2                        -11.43              74.43              98.15/3/
     Money Fund - Class 1                                    3.91               27.73              55.88
     Money Fund - Class 2                                    3.65               26.75              54.68
     Real Estate Fund - Class 1                              8.19               34.52             198.02
     Real Estate Fund - Class 2                              7.88               33.47             195.70
     Rising Dividend Securities Fund - Class 1              13.90               77.08             190.04/4/
     Rising Dividends Securities Fund - Class 2             13.57               75.48             187.41/4/
     S&P 500 Index Fund - Class 1                           -12.31                --              -15.24/5/
     S&P 500 Index Fund - Class 2                           -12.64                --              -15.77
     Small Cap Fund - Class 1                               -15.02              66.20             119.45/6/
     Small Cap Fund - Class 2                               -15.25              64.93             117.78/6/
     Strategic Income Fund - Class 1                         4.51                 --               12.54/11/
      Strategic Income Fund - Class 2                         3.94                --               11.93/12/
     Technology Fund -Class 1                               -29.42                --              -46.50/1/
     Technology Fund - Class 2                              -29.59                --              -46.70/1/
     U.S. Government Fund - Class 1                          7.62               40.00              96.51
     U.S. Government Fund - Class 2                          7.37               38.91              94.99
     Small Cap Value Fund - Class 1                         14.21                 --               13.25/2/
     Small Cap Value Fund - Class 2                         13.79                 --               12.36/2/
     Zero Coupon Fund - 2005 - Class 1                       8.93               44.64             135.29
     Zero Coupon Fund - 2010 - Class 1                       5.62               46.82             156.37



     Mutual Discovery Fund - Class 1                         .39                55.62              58.73/7/
     Mutual Discovery Fund - Class 2                         .23                54.71              57.80/7/
     Mutual Shares Fund - Class 1                            7.31               62.93              68.63/7/
     Mutual Shares Fund - Class 2                            7.04               62.25              67.93/7/
     Global Asset Allocation Fund - Class 1                 -9.72               36.74             163.46
     Global Asset Allocation Fund - Class 2                 -9.95               35.13             160.36
     Developing Markets Fund - Class 1                      -8.08              -46.00             -49.08/8/
     Developing Markets Fund - Class 2                      -8.08              -46.57             -49.61/8/
     Growth Securities Fund - Class 1                        -.98               50.81             112.67/9/
     Growth Securities Fund - Class 2                       -1.31               49.68             111.07/9/
     Global Income  Securities Fund - Class 1                2.55               10.59              53.54
     Global Income Securities Fund - Class 2                 2.24                9.72              52.33
     Foreign Securities Fund - Class 1                     -15.75               26.91             146.47/10/
     Foreign Securities Fund - Class 2                     -15.99               25.37             143.47

1.   Inception date 05-01-00
2.   Inception date 05-01-98.
3.   Inception date 05-01-96.
4.   Inception date 01-27-92.
5.   Inception date 11-01-99
6.   Inception date 11-01-95.
7.   Inception date 11-08-96.
8.   Inception date 03-04-96.
9.   Inception date 03-15-94.
10.  Inception date 05-01-92.
11.  Inception date 07/01/99
12.  Inception date 05/15/01.

Yield, Money Fund

Current yield. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). It does not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. The Fund's current yield for the seven-day period ended December 31, 2001, was 1.66% for Class 1 and 1.41% for Class 2.

Effective yield. The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven-day period reflects the results of compounding. The fund's effective yield for the seven-day period ended December 31, 2001, was 1.68% for Class 1 and 1.42% for Class 2.

This figure was obtained using the following SEC formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Yield, other than Money Fund From time to time, the current yields of the Funds may be published in advertisements and communications to Contract Owners. The current yield for each Fund will be calculated by dividing the annualization of the income earned by the Fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for each Fund over different periods of time may also be advertised. Except as stated above, each Fund will use the same methods for calculating its performance.

A distribution rate for each Fund may also be published in communications preceded or accompanied by a copy of the Trust's current prospectus. The Fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by that Fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for each Fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements. See the appropriate insurance company separate account prospectus and SAI.

Volatility Occasionally statistics may be used to show a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Comparisons To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Consumer Price Index is a measure of the average change in prices for a fixed basket of goods and services regularly bought by consumers in the United States; published by the U.S. Bureau of Labor Statistics.

o Credit Suisse First Boston Global High Yield (CSFB HY) Index an unmanaged, trader-priced portfolio constructed to mirror the high yield debt market.

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

o Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits, stock dividends, and substitutions of stocks.

o J. P. Morgan Emerging Markets Bond Index (EMBI Global) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Columbia, Cote I'voire, Croatia, Dominican Republic, Ecuador, Egypt, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, Ukraine, Uruguay and Venezuela.

o J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitialization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.

o J.P Morgan Global Government Bond Index tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

o J.P. Morgan U.S. Government Bond Total Return includes only actively traded fixed-rate bonds with a remaining maturity of one year or longer.

o Lehman Brothers Aggregate Index includes fixed-rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. government issues and $50 million for all others. The index is a composite of the Government/Corporate Index and the Mortgage-Backed Securities Index. Total return includes price appreciation/depreciation and income as a percentage of the original invesment. The index is rebalanced monthly by market capitalization.

..    Lehman Brothers Government/Credit Index includes securities in the Lehman
     Brothers Government and Corporate Bond indexes. These securities are fixed rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least one year maturity and an outstanding par value of at least $50 million for corporate securities and $100 million for government securities. The index includes all public, fixed-rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's or BBB by S&P, and issues of the U.S. government or any agency thereof, The non-convertible, publicly issued, domestic debt is guaranteed by the U.S. government., Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitialization.

..    Lehman Brothers Intermediate Government Bond Index includes fixed rate debt issues investment grade or higher by Moody's, S&P or Fitch, in that order. All issues have at least $100 million for U.S. government issues. All returns are market value-weighted inclusive of accrued interest. The Government Bond Index includes issues of the U.S. government or any agency thereof. It includes only issues with a remaining term to maturity of less than ten years. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The total return index is rebalanced monthly by market capitialization.

..    Lipper Science & Technology Funds Objective Average is an equally weighted averge calculation of performance figures for all funds within the Lipper Science & Technology Funds Prospective Investment Objective Classification in the Lipper underlying funds universe. Lipper Science & Technology Funds are defined as all mutual funds that invest at least 65% of their assets in science and technology stocks. As of 12/31/01, there were 381 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges. Fund performance relative to the average might have differed if such charges had been considered.

..    Lipper VIP Growth & Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Growth & Income FundsProspective Investment Objective Classification in the Lipper VIP underlying funds universe. Lipper Growth & Income Funds are defined as all mutual funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends. As of 12/31/01, there were 253 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges. Fund performance relative to the average might have differed if such charges had been considered.

..    Lipper VIP Income Funds Objective Average,an equally weighted average calculation of performance figures for all funds within the Lipper Income FundsProspective Investment Objective Classification in the Lipper VIP underlying funds universe. Lipper Income Funds are defined as all mutual funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. As of 12/31/01, there were 10 funds in this category

     Lipper calculations do not include contract fees, expenses or sales charges. Fund performance relative to the average might have differed if such charges had been considered.

..    Lipper VIP U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds Prospective Investment Objective Classification in the Lipper VIP underlying funds universe. Lipper calculations do not include contract fees, expenses or sales charges. Fund performance relative to the average might have differed if such charges had been considered.

..    Merrill Lynch 100 Technology Index is an equal dollar index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts. The index was developed with a base value of 200 as of January 30, 1998.

..    Merrill Lynch Treasury Zero Coupon 5-and 10-Year Bond Total Return
     Indexes,include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

..    Morgan Stanley Capital International (MSCI) All Country World Free Index
     measures the total return (gross dividends are reinvested) of equity securities available to foreign (non-local) investors in the developed and emerging markets globally. Securities included are weighted according to their market capitalization (outstanding shares times price).

..    Morgan Stanley Capital International (MSCI) Emerging Markets . Free Index
     measures the total return(gross dividends are reinvested) of equity securities in emerging markets globally. Only securities available to foreign (non-local) investors are included. Securities included are weighted according to their market capitalization (outstanding shares times price).

..    Morgan Stanley Capital International (MSCI) Europe Australasia, Far East
     (EAFE) Indexmeasures the total returns (gross dividends are reinvested) of equity securities in the developed markets in Europe, Australasia and the Far East. Securities are weighted according to their market capitalization (outstanding shares times price).

..    Morgan Stanley Capital International (MSCI) World Index measures the total returns (gross dividends are reinvested) of equity securities in the developed markets globally. Securities included are weighted according to their market capitalization (outstanding shres times price).

..    Nasdaq Telecommunications Index contains all types of telecommunications companies, including point-to-point communications services and radio and television broadcast, and companies that manufacture communication equipment and accessories. On November 1, 1993, the Nasdaq Utility Index was renamed the Nasdaq Telecommunications Index.

..    National Association of Securities Dealers Automated Quotations (Nasdaq)
     Composite Index measures all Nasdaq National Market common stocks. the index is market value-weighted.

..    Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of the total market capitalization of the Russell 3000. The index has been reconstituted annually since 1989.

..    Russell 2000 Value Index measures the performance of those Russell 2000 companies in with lower price-to-book ratios and lower forecasted growth values

..    Russell 1000 Growth Index measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

..    Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

..    Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or Russell 2000 Growth Indexes.

..    Russell 3000 Value Index measures the performance of those Russell 3000
     Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value Indexes.

..    Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

..    S&P/International Finance Corporation (IFC) Investable Composite Index
     measures the total return with dividends reinvested of equity securities in emerging markets globally. Securities' weights are adjusted to reflect only the portion of the market capitalization available to foreign (non-local) investors. Securities included are weighted according to their adjusted market capitalization (outstanding investable shares times price).

..    Salomon Smith Barney Global Ex-U.S. Less Than $2 Billion Index measures the small stock component of the Salomon Global Equity Index that includesdeveloped and emerging countries globally excluding the U.S Within each country, those stocks falling under two billion dollar market cap of the available market in each country forms the universe. The unmanaged index measures the total returns (gross dividends are reinvested) of small capitalization equity securities. The securities in the index are weighted according to their market capitalization (shares outstanding times price).

..    Standard & Poor's(R) 500 Index (S&P 500), consists of 500 widely held domestic common stocks, consisting of four broad sectors: industrials, utilities, financials and transportation. It is a market value-weighted index, where the stock price is multiplied by the number of shares outstanding, with each stock affecting the index in proportion to its market value. The S&P is one of the most widely used benchmarks of U.S. equity performance.

..    Standard & Poor's Health Care Composite Index is a capitalization-weighted index of all of the stocks in the S&P 500 that are involved in the business of health care-related products or services. The index was developed with a base of 100 as of January 14, 1987.

..    Standard & Poor's Small Cap 600 Index consists of 600 domestic stocks chosen for market size, liquidity (bid-ask spread ownership, share turnover and number of no trade days) and industry group representation. Each stock's weight in the index is proportionate to its market value.

..    Wilshire Real Estate Securities Indexis a broad measure of the performance of the performance of publicly traded real estate securities, such as real estate investment trusts (REITs) and real estate operating companies (REOCs). It is rebalanced monthly, and returns are calculated on a buy and hold basis. The index is capitalization-weighted and includes reinvested dividends.

From time to time, the Funds and the managers also may refer to the following information:

     . The managers' and affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

     . The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

     . The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.

     . The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

     o The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

     o To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley Capital International EAFE(R)Index).

     o The major industries located in various jurisdictions as published by the Morgan Stanley Index.

     o Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

     o Allegorical stories illustrating the importance of persistent long-term investing.

     o The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper(R)Inc. or Morningstar, Inc.

     o A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

     o Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

     o Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information also may compare the Fund's performance to the return on certificates of deposit (CDs) or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

The Funds are members of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $266 billion in assets under management, as of February 28, 2002, for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 113 U.S. based open-end investment companies to the public.

Fund similarity The investment objectives and policies of certain funds are similar but not identical to those of certain public Franklin Templeton Funds indicated in the following table. Because of differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts, the investment performance of the Funds will differ from the performance of the corresponding Franklin Templeton funds:

Franklin Templeton Variable                                  Franklin Templeton Funds
Insurance Products Trust
------------------------------------------------------------ ----------------------------------------------
                                                             Franklin Custodian Funds:
Income Securities Fund                                           Income Series

U.S. Government Fund                                             U.S. Government Securities Series

                                                             Franklin High Income Trust:
High Income Fund                                               AGE High Income Fund

                                                             Franklin Investors Securities Trust:
Global Income Fund                                               Franklin Global Government Income Fund
Growth and Income Fund                                           Franklin Equity Income Fund

Franklin Templeton Variable             Franklin Templeton Funds
Insurance Products Trust
------------------------------          ----------------------------------------
                                        Franklin Managed Trust:
Rising Dividends Fund                       Franklin Rising Dividends Fund

Money Fund                              Franklin Money Fund

                                        Franklin Mutual Series Fund Inc.:
Mutual Discovery Fund                       Mutual Discovery Fund
Mutual Shares Fund                          Mutual Shares Fund

                                        Franklin Real Estate Securities Trust:
Real Estate Fund                            Franklin Real Estate Securities Fund

                                        Franklin Strategic Series:
Aggressive Growth Fund                      Franklin Aggressive Growth Fund
Global Communications Fund                  Franklin Global Communications Fund

Large Cap Fund                              Franklin Large Cap Growth Fund

Small Cap Fund                              Franklin Small Cap Growth Fund II
Strategic Income Fund                       Franklin Strategic Income Fund
Technology Fund                             Franklin Technology Fund

                                     Franklin Value Investment Trust:
Small Cap Value Fund                        Franklin Small Cap Value Fund

Growth Securities Fund                  Templeton Growth Fund, Inc.

Foreign Securities Fund                 Templeton Foreign Fund

Developing Markets Fund                 Templeton Developing Markets Trust

Description of Ratings for Bonds, Short-Term Debt and Commercial Paper
--------------------------------------------------------------------------------

Corporate Bond Ratings

Moody's Investors Service, Inc. (Moody's)

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group (S&P/(R)/)

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Debt & Commercial Paper Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FRANKLIN S&P 500
INDEX FUND - CLASS 3
Franklin Templeton Variable Insurance Products Trust

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2002
[Insert Franklin Templeton Ben Head]
One Franklin Parkway, P.O. Box 7777
San Mateo CA 94403-7777 1/800 321-8563
-------------------------------------------------------------------------------

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated May 1, 2002, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended December 31, 2001, are incorporated herein by reference (are legally a part of this SAI).

For a free copy of the current prospectus or annual report, contact your investment representative or call 1-800/321-8563.

CONTENTS

Goal, Strategies and Risks                                              2
Fundamental Investment Restrictions                                    11
Officers and Trustees                                                  11
Management and Other Services                                          15
Portfolio Transactions                                                 17
Distributions and Taxes                                                18
Organization, Voting Rights
 and Principal Holders                                                 18
Pricing Shares                                                         19
The Underwriter                                                        20
Performance                                                            21
Miscellaneous Information                                              22
Description of Bond Ratings                                            23

--------------------------------------------------------------------------------
Mutual funds, annuities, and other investment products:

..    are not insured by the Federal Deposit Insurance Corporation, the Federal
     Reserve Board, or any other agency of the U.S. government;
..    are not deposits or obligations of, or guaranteed or endorsed by, any bank;
..    are subject to investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

Goal, Strategies and Risks
--------------------------

The Fund's investment goal is to match the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) before the deduction of Fund expenses. This goal is fundamental, which means that it may not be changed without shareholder approval.

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the stock and bond markets as a whole.

During a period beginning in the early 1990's, the U.S. economy experienced its longest period of expansion in its history. At times, gains in the stock market, and for many individual securities significantly exceeded prior historical norms. Investors should not have unrealistic expectations that this expansion or the pace of gains will continue indefinitely in the future.

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

BORROWING

The Fund will not purchase additional securities while its borrowings exceed
33 1/3% of the value of its total assets. Under federal securities laws, the Fund may borrow from banks provided it maintains continuous asset coverage of 300% with respect to such borrowings, including selling (within three days) sufficient portfolio holdings to restore such coverage should it decline to less than 300% due to market fluctuations or otherwise even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing may make any change in the Fund's net asset value even greater and thus result in increased volatility of returns. The Fund's assets that are used as collateral to secure the borrowing may decrease in value while the borrowing is outstanding, which may force the Fund to use its other assets to increase the collateral. In addition, the money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances). The cost of borrowing may exceed the income received from the securities purchased with borrowed funds.

In addition to borrowing for leverage purposes, the Fund also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities. This allows the Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than cash flow considerations. See "Fundamental Investment Restrictions" for more information about the Fund's policy with respect to borrowing.

DEBT SECURITIES

IN GENERAL. In general, debt securities represent a loan of money by the purchaser of the securities to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bond, notes and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment schedule.

Debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades.

Interest Rate. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. To the extent the Fund invests in debt securities, changes in interest rates will affect the value of the Fund's portfolio and its share price. During periods of declining interest rates, the value of debt securities generally increases. Conversely, rising interest rates, which will often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Of course, interest rates have increased and decreased, sometimes very dramatically, in the past. These changes are likely to occur again in the future at unpredictable times.

BANK OBLIGATIONS. Bank obligations, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank "accepts" a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity.

The Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Fund may invest in dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

COMMERCIAL PAPER. Commercial paper typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. The Fund may invest in domestic or foreign commercial paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P(R) or, if unrated, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P(R). The Fund may also invest in lower rated commercial paper to the extent permitted by its policies on lower rated debt securities generally. See "Description of Bond Ratings" for a more complete description of commercial paper ratings.

SHORT-TERM DEBT SECURITIES. As discussed in the prospectus, the Fund may invest in short-term debt securities, including the following:

..    short-term (less than twelve months to maturity) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;
..    finance company and corporate commercial paper, and other short-term corporate securities, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the manager;
..    obligations (including certificates of deposit, time deposits and bankers'
     acceptances) of banks;
..    repurchase agreements with banks and broker-dealers with respect to such securities; and
..    money market funds.

U.S. GOVERNMENT SECURITIES. U.S. government securities include: (1) U.S. Treasury obligations with varying interest rates, maturities and dates of issuance, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (original maturities of one to ten years) and U.S. Treasury bonds (generally original maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities such as the Government National Mortgage Association, the Export-Import Bank and the Farmers Home Administration. Some of the Funds' investments will include obligations that are supported by the full faith and credit of the U.S. government. In the case of U.S. government securities that are not backed by the full faith and credit of the U.S. government (e.g., obligations of the Federal National Mortgage Association (FNMA) or a Federal Home Loan Bank), the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

DIVERSIFICATION

The Fund will operate as a diversified fund under federal securities law. The Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. government securities or securities of other investment companies) if (a) more than 5% of the value of the Fund's assets would be invested in such issuer, or (b) hold more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund intends to diversify its investments to meet the requirements under federal tax laws relating to regulated investment companies and variable contracts issued by insurance companies.

The Fund's investments in U.S. government securities are not subject to these limitations. In the case of the Fund investing in obligations of U.S. government agencies or instrumentalities, each agency or instrumentality is treated as a separate issuer for purposes of the above rules.

DERIVATIVE SECURITIES

IN GENERAL. In general, derivative securities are those securities whose values are dependent upon the performance of one or more securities, indices or currencies. The Fund will not use derivative securities for speculative purposes or as leveraged investments that magnify the gains or losses of an investment.

OPTIONS, FUTURES AND OPTIONS ON FINANCIAL FUTURES. The Fund may buy and sell financial futures contracts and options on these contracts and options on securities and securities indices. The Fund may only sell covered options. As more fully explained below, the Fund may not commit more than 5% of its total assets to initial margin deposits on futures and related options contracts and premiums paid for related options.

Options. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price.

The Fund reserves the right to write (sell) covered put and call options and buy put and call options on securities that trade on securities exchanges, although the Fund has no present intention of doing so.

A call option gives the option holder the right to buy the underlying security from the option writer at the option exercise price at any time prior to the expiration of the option. A put option gives the option holder the right to sell the underlying security to the option writer at the option exercise price at any time prior to the expiration of the option.

The Fund's options investments involve certain risks. The effectiveness of an options strategy depends on the degree to which price movements in the underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. In addition, the Fund bears the risk that the prices of its portfolio securities will not move in the same amount as the option it has purchased, or that there may be a negative correlation that would result in a loss on both the securities and the option. If the manager is not successful in using options in managing the Fund's investments, the Fund's performance will be worse than if the manager did not employ such strategies.

When trading options on foreign exchanges, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.

The purchaser of an option can lose the amount of the premium plus related transaction costs. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements associated with option writing.

Options on securities traded on national securities exchanges are within the jurisdiction of the Securities and Exchange Commission (SEC), as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist and the Fund may have difficulty effecting closing transactions in particular options. Therefore, the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities where a buyer exercises put or call options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     1. Buying call and put options on securities. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

The Fund may buy call options on securities that it intends to buy in order to limit the risk of a substantial increase in the market price of the security before the purchase is effected. The Fund may also buy call options on securities held in its portfolio and on which it has written call options.

As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire.

The Fund may buy a put option on an underlying security or currency owned by the Fund ("a protective put"). For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the security is eventually sold.

The Fund may also buy put options at a time when it does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

     2. Writing covered call and put options on securities. The Fund may write options. The writer of covered calls gives up the potential for capital appreciation above the exercise price of the option should the underlying stock rise in value. If the value of the underlying stock rises above the exercise price of the call option, the security may be "called away" and the Fund required to sell shares of the stock at the exercise price. The Fund will realize a gain or loss from the sale of the underlying security depending on whether the exercise price is greater or less than the purchase price of the stock. Any gain will be increased by the amount of the premium received from the sale of the call; any loss will be decreased by the amount of the premium received. If a covered call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If, however, the stock price decreases, the hedging benefit of the covered call option is limited to the amount of the premium received.

A call option written by the Fund is "covered" if the Fund:

     (a) owns the underlying security that is subject to the call; or
     (b) has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.

A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held:

     (a) is equal to or less than the exercise price of the call written; or
     (b) is greater than the exercise price of the call written if the difference in exercise prices is maintained by the Fund in cash and marketable securities.

Options may be written in connection with "buy-and-write" transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written.

When the Fund writes a covered call option, the underlying securities that are subject to the call will be held in a segregated account (or escrow) with the Fund's custodian. It will be unable to sell the underlying securities that are subject to the call until it either effects a closing transaction with respect to the call, or otherwise satisfies the conditions for release of the underlying securities from escrow, as may be imposed by the broker through which the call is effected. In addition, if the broker fails to timely issue instructions to the Fund's custodian to permit the release of the underlying security when the escrow is no longer required, the Fund may be unable to sell the securities when it desires to do so.

The writer of covered puts retains the risk of loss should the underlying security decline in value. If the value of the underlying stock declines below the exercise price of the put option, the security may be "put to" the Fund and the Fund required to buy the stock at the exercise price. The Fund will incur an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

A put option written by the Fund is "covered" if the Fund maintains cash and marketable securities with a value equal to the exercise price in a segregatedA account with its custodian bank. A put option is also covered if the Fund holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.

If the writer of an option wants to terminate its obligation, the writer may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, the holder of an option may liquidate its position by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction may be made at the time desired by the Fund.

Effecting a closing transaction in the case of a written call option allows the Fund to write another call option in the underlying security with a different exercise price, expiration date or both. In the case of a written put option, a closing transaction allows the Fund to write another covered put option. Effecting a closing transaction also allows the cash or proceeds from the sale of any securities subject to the option to be used for other Fund investments. If the Fund wants to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or at the same time as the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to buy the option. Likewise, the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Increases in the market price of a call option will generally reflect increases in the market price of the underlying security. As a result, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     3. Options on stock indices. The Fund may also buy and sell both call and put options. Call and put options on stock indices are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on a stock index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying stock index is greater (or less, in the case of puts) than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified number. Thus, unlike stock options, all settlements are in cash, and gain or loss depends on the price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stock.

When the Fund writes an option on a stock index, the Fund may cover the option by owning securities whose price changes, in the opinion of the manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. The Fund may also cover by establishing a segregated account containing cash or marketable securities with its custodian bank in an amount at least equal to the market value of the underlying stock index. The Fund will maintain the account while the option is open or it will otherwise cover the transaction.

The Fund's ability to effectively use options on stock indices depends on the degree to which price movements in the underlying index or underlying securities correlate with price movements in the relevant portion of the Fund's portfolio. Inasmuch as these securities will not duplicate the components of any index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of the securities underlying the option will not move in the same amount as the option. It is also possible that there may be a negative correlation between the index and the hedged securities that would result in a loss on both the securities and the instrument. Accordingly, successful use by the Fund of options on stock indices, will be subject to the manager's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option at any specific time. Thus, it may not be possible to close an option position. The inability to close options positions could have an adverse impact on the Fund's performance.

Futures contracts. Although futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. A contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical financial futures contract calling for delivery in the same month. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or cash. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells financial futures contracts.

A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price on a specified date. The purpose of the acquisition or sale of a futures contract is to attempt to protect the Fund from fluctuations in the price of portfolio securities without actually buying or selling the underlying security. Futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission
(CFTC) and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. The exchanges guarantee performance of the contracts as between the clearing members of the exchange.

A purchase or sale of a futures contract may result in losses in excess of the amount invested. A Fund may not be able to properly hedge its securities where a liquid secondary market is unavailable for the futures contract the Fund wishes to close. In addition, there may be an imperfect correlation between movements in the securities on which the futures or options contract is based and movements in the securities held by the Fund. Adverse market movements could cause the Fund to lose up to its full investment in a call option contract and/or to experience substantial losses on an investment in a futures contract. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

Although the manager believes that the use of futures contracts may benefit the Fund, if the manager's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. In addition, in such situations, if the Fund has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements. Sales of bonds may be, but are not necessarily, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the manager may still not result in a successful transaction.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

The Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. The Fund may not be able to achieve a perfect correlation between its futures positions and portfolio positions in corporate fixed-income securities because futures contracts based on these securities are not currently available.

At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). The Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. In addition, the Fund must maintain with its custodian bank, to the extent required by the rules of the SEC, assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the market value of such futures contract or related option.

At the time of delivery of securities on the settlement date of a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Fund does not believe that these trading and positions limits will have an adverse impact on the Fund's strategies.

     1. Financial futures. Financial futures contracts are commodity contracts that obligate the purchase or seller to take or make delivery of a specified quantity of a financial instrument,such as a security, or the cash value of a securities index during a specified future period at a specified price.

Although financial futures contracts by their terms call for the actual delivery or acquisition of securities, or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or cash. The obligation to make or take delivery is ended by buying (or selling, as the case may be) on an exchange an identical financial futures contract calling for delivery in the same month. All transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded. The Fund will incur brokerage fees when it buys or sells financial futures.

     2. Options on futures contracts. The Fund may purchase and write options on futures contracts. The purchase of call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the price of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, the option may be less risky than direct ownership of the futures contract or the underlying securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract.

If the Fund writes a call option on a futures contract and the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any decline that may have occurred in the value of the Fund's holdings. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which may provide a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may be affected by changes in the value of its portfolio securities.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In writing options on futures, the Fund's loss is potentially unlimited and may exceed the amount of the premium received. Also, the Fund may not be able to properly hedge its securities or close out option contract positions where a liquid secondary market is unavailable for the option the Fund wishes to close. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

     3. Stock index futures and options on such futures. The Fund may buy and sell stock index futures contracts and options on stock index futures contracts that trade on domestic exchanges and, to the extent such contracts have been approved by the CFTC for sale to customers in the U.S., on foreign exchanges. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value.

Stock index futures contracts obligate the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Fund may sell stock index futures contracts.

Options on stock index futures. The Fund may buy and sell call and put options on stock index futures.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to buy or sell stock at a specified price, options on stock index futures give the holder the right to receive cash. Upon exercise of the option, the writer of the option will deliver to the holder of the option the accumulated balance in the writer's futures margin account representing the amount that the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day before the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     4. Future developments. The Fund may take advantage of opportunities in the area of options, futures, and options in futures and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are consistent with the Fund's investment goal and legally permissible for the Fund.

EQUITY SECURITIES

The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include warrants or rights. Warrants or rights give the holder the right to purchase a common stock at a given time for a specified price.

ILLIQUID SECURITIES

The Fund may invest in securities that cannot be offered to the public for sale without first being registered under the Securities Act of 1933 (restricted securities), or in other securities which, in the opinion of the Trust's Board of Trustees (Board), may be illiquid. No restricted or illiquid securities will be acquired by the Fund if such acquisition would cause the aggregate value of illiquid assets to exceed the limit prescribed by the SEC, which is currently 15% of net assets.

Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

Subject to the Fund's percentage limitation on illiquid securities, the Board has authorized the Fund to invest in restricted securities where such investment is consistent with the Fund's investment goal. The Board has authorized these securities to be considered liquid to the extent the investment manager determines on a daily basis that there is a liquid institutional or other market for such securities - for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. In spite of the manager's determinations in this regard, the Board will remain responsible for such determinations and will consider appropriate action, consistent with the Fund's goals and policies, if the security should become illiquid after purchase. In determining whether a restricted security is properly considered a liquid security, the investment manager and the Board will take into account, among others, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity may be increased if qualified institutional buyers become uninterested in buying these securities or the market for these securities contracts.

LOANS OF PORTFOLIO SECURITIES To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 102% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund may terminate the loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Board, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

REPURCHASE AGREEMENTS

IN GENERAL. The Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons. To earn income on this portion of its assets, the Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund, and therefore the realization by the Fund on the collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the manager acknowledges these risks, it is expected that if repurchase agreements are otherwise deemed useful to the Fund, these risks can be controlled through careful monitoring procedures. The

Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are considered borrowings by the Fund and as such are subject to the investment limitation discussed under "Fundamental Investment Restrictions." These transactions may increase the volatility of the Fund's income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of the Fund. Reverse repurchase agreements are the opposite of repurchase agreements but involve similar mechanics and risks. The Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed price and date. Cash or liquid high-grade debt securities having an initial market value, including accrued interest, equal to at least 102% of the dollar amount sold by the Fund are segregated, i.e., set aside, as collateral and marked-to-market daily to maintain coverage of at least 100%. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. A default by the purchaser might cause the Fund to experience a loss or delay in the liquidation costs. The Fund intends to enter into reverse repurchase agreements with domestic or foreign banks or securities dealers. The manager will evaluate the creditworthiness of these entities priorto engaging in such transactions and it will conduct these activities under the general supervision of the Board.

TEMPORARY INVESTMENTS

Temporary defensive investments generally include high quality money market instruments. High quality money market instruments include government securities, bank obligations, the highest quality commercial paper and repurchase agreements. To the extent allowed by exemptions granted under the Investment Company Act of 1940 (1940 Act) and the Fund's other investment policies and restrictions, the manager also may invest the Fund's assets in shares of one or more money market funds managed by the manager or its affiliates. The manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

WHEN-ISSUED, DELAYED DELIVERY AND TO-BE-ANNOUNCED (TBA) TRANSACTIONS

Although the Fund does not anticipate doing so, the Fund reserves the right to buy securities on a "when-issued," "delayed delivery" or "TBA" basis. These transactions are arrangements under which the Fund buys securities that have been authorized but not yet issued with payment for and delivery of the security scheduled for a future time, generally in 30 to 60 days. Purchases of securities on a when issued or delayed delivery basis are subject to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy securities on a when-issued or TBA basis with the intention of holding the securities, it may sell the securities before the settlement date if it is deemed advisable.

When the Fund is the buyer in this type of transaction, it will maintain, in a segregated account with its custodian bank, cash or marketable securities having an aggregate value equal to the amount of the Fund's purchase commitments until payment is made. To the extent the Fund engages in when-issued, delayed delivery or TBA transactions, it will do so only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, and not for the purpose of investment leverage. In when-issued, delayed delivery and TBA transactions, the Fund relies on the seller to complete the transaction. The seller's failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Securities purchased on a when issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Entering into a when issued, delayed delivery or TBA transaction is a form of leverage that may affect changes in net asset value to a greater extent.

The securities underlying these transactions are subject to market fluctuation prior to the delivery and generally do not earn interest until their scheduled delivery date. There is the risk that the value or yield of the security at the time of delivery may be more or less than the price for the security or the yield available when the transaction was entered into.

Fundamental Investment Restrictions
--------------------------------------------------------------------------------

The Fund has adopted the following restrictions as fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

1. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

2. Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted (a) by the 1940 Act, or (b) any exemptions therefrom which may be granted by the SEC, or (c) for temporary or emergency purposes and then in an amount not exceeding 331/3% of the value of the Fund's total assets (including the amount borrowed).

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

4. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

5. Concentrate (invest more than 25% of its total assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

6. Purchase or sell real estate and commodities, except that the Fund may purchase or sell securities of real estate investment trusts, may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

7. Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

Officers and Trustees
--------------------------------------------------------------------------------

The Trust's Board is responsible for the overall management of the Trust, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Board also monitors each Fund to ensure no material conflicts exist among share classes, among different insurance companies or between owners of variable annuity and variable life insurance contracts. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

The name, age and address of the officers and Board members, as well as their affiliations, positions held with the Trust, and principal occupations during the past five years are shown below.


Independent Board Members
---------------------------------------------------------------------------------------------------------
                                                                   Number of
                                                                 Portfolios in
Name, Age and                                                        Fund
  Address               Position               Length of            Complex
                                              Time Served         Overseen by     Other Directorships
                                                                     Board               Held
                                                                     Member*
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
FRANK H.                Trustee               Since 1988         108              None
ABBOTT, III (80)
One Franklin
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President and Director, Abbott Corporation (an investment company); and formerly, Director, MotherLode
Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
HARRIS J.               Trustee               Since 1988         138              Director, RBC Holdings,
ASHTON (69)                                                                       Inc. (bank holding
One Franklin                                                                      company) and Bar-S
Parkway                                                                           Foods (meat packing
San Mateo, CA                                                                     company).
94403-1906
---------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Director of various companies; and formerly, President, Chief Executive Officer and Chairman of the
Board, General Host Corporation (nursery and craft centers)(until 1998).
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
ROBERT F.               Trustee               Since 1998         44               None
CARLSON (73)
One Franklin
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice President and past President, Board of Administration, California Public Employees Retirement
Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals;
member, Corporate Board, Blue Shield of California; and Chief Counsel, California Department of
Transportation.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
S. JOSEPH               Trustee               Since 1989         139              None
FORTUNATO(69)
One Franklin
Parkway
San Mateo, CA
94403-1906
---------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
FRANK W.T.              Trustee               Since 1988        108             Director, The California
LAHAYE (72)                                                                     Center for Land Recycling
One Franklin                                                                    (redevelopment).
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Parkway
San Mateo, CA
94403-1906
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management
Company(venture capital).
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GORDON S.               Trustee               Since 1993        138               Director, Martek
MACKLIN (73)                                                                      Biosciences Corporation,
One Franklin                                                                      WorldCom, Inc.
Parkway                                                                           (communications
San Mateo, CA                                                                     services), MedImmune,
94403-1906                                                                        Inc. (biotechnology),
                                                                                  Overstock.com (Internet
                                                                                  services, and Spacehab,
                                                                                  Inc. (aerospace services).
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Deputy Chairman and Director, White Mountains Insurance Group, Ltd. (holding ompany); and formerly,
Chairman, White River Corporation (financial services) (until 1998) and Hambrecht & Quist Group
(investment banking) (until 1992); and President, National Association of Securities Dealers, Inc. (until
1987).
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

Interested Board Members and Officers
-------------------------------------------------------------------------------------------------------------
                                                                   Number of
                                                                 Portfolios in
Name, Age and                                                        Fund
  Address               Position                Length of           Complex
                                               Time Serves        Overseen by      Other Directorships
                                                                     Board                Held
                                                                     Member*
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
**CHARLES B.            Chairman of the       Chairman of the   138               None
JOHNSON (68)            Board and Trustee     Board and
One Franklin Parkway,                         Trustee since
Parkway, San                                  1988
Mateo, CA
94403-
1906
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin
Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company
International; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of
Franklin Resources, Inc., and officer of 48 of the investment companies in Franklin Templeton Investmets.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
**CHARLES E.            President and         President and     38                None
JOHNSON (45)            Trustee               Trustee since
One Franklin                                  1988
Parkway,
San Mateo, CA 94403-
1906
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President, Member - Office of the President and Director, Franklin Resources, Inc.; Senior Vice President,
Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc. and Franklin
Advisers, Inc.; Chairman of the Board, President and Director, Franklin Investment Advisory Services, Inc.;
officer and/or director of some of the other subsidiaries of Franklin Resources, Inc., and officer of 21 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------

                                                                              20

-------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON,    Vice President and    Vice President    120               None
JR. (61)                Trustee               and Trustee
One Franklin                                  since 1988
Parkway, San
Mateo, CA 94403-
1906
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc., and officer of
51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
***CHRISTOPHER            Trustee             Since 2001        27                None
H. PINKERTON (43)
One Franklin
Parkway, San
Mateo, CA 94403-
1906
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President, Chairman and Chief Executive Officer, USAllianz Investor Services, LLC and USAllianz
Advisors; President and Chief Executive Officer, USAllianz Investment Advisor and USAllianz VIP Trust;
Senior Vice President, Variable Products Division, Allianz Life Insurance Company of North America;
fellow, Life Management Institute; and formerly, Vice President of Marketing, Nationwide Financial
Services (until 1999).
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
HARMON E.               Vice President        Since 1988        Not Applicable    None
BURNS (56)
One Franklin
Parkway, San
Mateo, CA 94403-
1906
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.;
Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MARTIN L.               Vice President and    Vice President    Not Applicable    None
FLANAGAN (41)           Chief Financial       and Chief
One Franklin            Officer               Financial
Parkway, San                                  Officer since
Mateo, CA 94403-                              1995
1906
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin
Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive
Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; Executive Vice
President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory
Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 52 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
DAVID P. GOSS           Vice President        Since 2000        Not Applicable    None
(54)
One Franklin
Parkway, San
Mateo, CA 94403-
1906
--------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director,
Property Resources, Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin Templeton
Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity
Trust (until 1999) and Franklin Select Realty Trust(until 2000).
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
BARBARA J.              Vice President        Since 2000        Not Applicable    None
GREEN (54)
One Franklin
Parkway, San
Mateo, CA 94403-
1906
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; and Senior Vice President,
Templeton Worldwide, Inc.; officer of 53 of the investment companies in Franklin Templeton Investments;
and formerly, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities
and Exchange Commission (1986-1995), Attorney, Rogers & Wells (until 1986), and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
EDWARD V.               Vice President        Since 1988        Not Applicable    None
MCVEY (64)
One Franklin
Parkway, San
Mateo, CA 94403-
1906
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Distributors, Inc.; Executive Vice President,
Templeton/Franklin Investment Services, Inc.; and officer of 29 of the investment companies in Franklin
Templeton Investments.
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
KIMBERLEY               Treasurer and         Since 1995        Not Applicable    None
MONASTERIO              Principal
(38)                    Accounting Officer
One Franklin
Parkway, San
Mateo, CA 94403-
1906
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC.; and officer of 34 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (64)  Vice President and    Since 2000        Not Applicable    None
                        Secretary
One Franklin
Parkway, San
Mateo, CA 94403-
1906
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 53 of the investment companies in Franklin
Templeton Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin
Investment Services (Asia) Limited (until 2000) and Director, Templeton Asset Management Ltd.
(until 1999).
-------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the registered investment companies comprising the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor. Charles E. Johnson's status as an interested person results from his position as an officer of Franklin Resources, Inc.

***Mr. Pinkerton is considered an interested person of the Trust because of the share ownership of Allianz Life in the Trust.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Trust on December 31, 2001.

Independent Board Members


    Name of Board Member       Dollar Range of Equity Securities in Each   Aggregate Dollar Range of Equity
                                          Series of the Trust              Securities in All Funds Overseen
                                                                              by the Board Member in the
                                                                            Franklin Templeton Fund Complex
----------------------------- ------------------------------------------   --------------------------------
Frank H. Abbott, III          None                                         Over $100,000
----------------------------- ------------------------------------------   --------------------------------
Harris J. Ashton              None                                         Over $100,000
----------------------------- ------------------------------------------   --------------------------------
Robert F. Carlson             None                                         Over $100,000
----------------------------- ------------------------------------------   --------------------------------
S. Joseph Fortunato           None                                         Over $100,000
----------------------------- ------------------------------------------   --------------------------------
Frank W.T. LaHaye             None                                         Over $100,000
----------------------------- ------------------------------------------   --------------------------------
Gordon S. Macklin             None                                         Over $100,000
----------------------------- ------------------------------------------   --------------------------------

Interested Board Members


    Name of Board Member       Dollar Range of Equity Securities in Each   Aggregate Dollar Range of Equity
                                          Series of the Trust              Securities in All Funds Overseen
                                                                              by the Board Member in the
                                                                            Franklin Templeton Fund Complex
----------------------------- ------------------------------------------   --------------------------------


-------------------------      -----------------------------               ----------------------
Charles B. Johnson                        None                                 Over $100,000
-------------------------      -----------------------------               ----------------------
Charles E. Johnson                        None                                 Over $100,000
-------------------------      -----------------------------               ----------------------
Rupert H. Johnson, Jr.                    None                                 Over $100,000
-------------------------      -----------------------------               ----------------------
Christopher H. Pinkerton                  None                                 None
-------------------------      -----------------------------               ----------------------

BOARD COMMITTEES

The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Nominating Committees is comprised of the following Independent Trustees of the Trust: Frank H. Abbott, III, Harris J. Ashton, Robert F. Carlson, S. Joseph Fortunato, Frank W.T. La Haye and Gordon S. Macklin. The Audit Committee is comprised of the following Independent Trustees: Frank H. Abbott, III, Robert F. Carlson and Frank W.T. LaHaye.

The Trust's Nominating Committee sets trustees' fees and is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the Board, care of the Trust's address at:

P.O. Box 997151
Sacramento, CA  95899-9983

During the fiscal year ended December 31, 2001, the Audit Committee met twice and the Nominating Committee met once.

The Trust pays noninterested Board members $675 per month plus $550 per meeting attended. Board members who serve on the audit committee of the Trust and other funds in Franklin Templeton Investments receive a flat fee of $2,000 per committee meeting attended, a portion of which is allocated to the Trust. Members of a committee are not compensated for any committee meeting held on the day of a Board meeting. Noninterested Board members also may serve as directors or trustees of other funds in Franklin Templeton Investments and may receive fees from these funds for their services. The fees payable to certain noninterested Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other Boards within Franklin Templeton Investments. The following table provides the total fees paid to noninterested Board members by the Trust and by Franklin Templeton Investments.

                                                                Number of
                                           Total Fees           Boards in
                        Total Fees       Received from      Franklin Templeton
                       Received from   Franklin Templeton       Investments
                         the Funds        Investments             on which
Name                      ($)/1/            ($)/2/              Each Serves
--------------------------------------------- ----------------------- --------
Frank H. Abbott, III      10,487            163,675                  28
Harris J. Ashton          10,813            353,221                  48

Robert R. Carlson         13,600             93,240                  12
S. Joseph Fortunato       10,090            352,380                  49
Frank W.T. LaHaye          9,937            154,197                  28
Gordon S. Macklin         10,813            353,221                  48

1. For the fiscal year ended December 31, 2001.

2. For the calendar year ended December 31, 2001.

Noninterested Board members are reimbursed for expenses incurred in connection with attending Board meetings, paid pro rata by each fund in Franklin Templeton Investments for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in Franklin Templeton Investments. Certain officers or Board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the funds in Franklin Templeton Investments, as is consistent with their individual financial goals. In February 1998, this policy was formalized through adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual fees paid such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

Management and Other Services
--------------------------------------------------------------------------------

Manager and services provided The Fund's manager is Franklin Advisers, Inc. (Advisers). The manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The manager provides investment research and portfolio management services. The manager has overall responsibility for determining the mix of investments that it believes will, in a cost-effective manner, achieve the Fund's investment goal and managing cash flows into and out of the Fund. The manager provides periodic reports to the Board, which reviews and supervises the manager's investment activities. To protect the Fund, the manager and its officers, directors and employees are covered by fidelity insurance.

The manager and its affiliates manage numerous other investment companies and accounts. The manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the manager on behalf of the Fund. Similarly, with respect to the Fund, the manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund's sub-advisor is SSgA Funds Management, Inc. (SSgA). SSgA, a registered investment advisor, is a subsidiary of State Street Bank and Trust Company. The sub-advisor has an agreement with the manager and provides the manager with investment management advice and assistance. The sub-advisor selects the securities for the Fund to buy, hold or sell. The sub-advisor also selects the brokers who execute the Fund's portfolio transactions. The sub-advisor's activities are subject to the Board's review and control, as well as the manager's instruction and supervision. To protect the Fund, the sub-advisor and its officers, directors and employees are covered by fidelity insurance.

The Fund, its manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC. The sub-advisor's code of ethics is also on file with, and available from the SEC.

Management fees The Fund pays the manager a fee equal to an annual rate of 0.15% of its net assets. The fee is computed according to the terms of the management agreement. Each class of the Fund's shares pays its proportionate share of the fee.

For the last three fiscal years ended December 31, 2001, the Fund paid the following management fees:


              Management
           Fees Paid ($)/2/
---------------------------
2001            80,998
2000            70,310
1999/1/              0

1.  For the period November 1, 1999 (effective date) to December 31, 1999.

2. Management fees before any advance waivers or reductions, totaled $84,144, $73,826 and $1,735 for 2001, 2000 and 1999, respectively. Under an agreement by the manager to waive its fees and to reduce its fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund, the Fund paid the management fees shown.

The manager pays the sub-advisor a fee equal to an annual rate of:

..  0.05% of the value of the Fund's net assets up to and including $50,000,000;
   and

.. 0.04% of the value of the Fund's net assets over $50,000,000 up to and including $100,000,000; and

..  0.02% of the value of the Fund's net assets over $100,000,0000.

The manager pays this fee from the management fees it receives from the Fund.

For the last three fiscal years ended December 31, 2001, the manager paid the following sub-advisory fees:

           Fees Paid ($)
------------------------
2001          27,308
2000          23,798
1999/1/          576

1.  For the period November 1, 1999 (effective date) to December 31, 1999.

Administrator and services provided Franklin Templeton Services, LLC (FT Services) has an agreement with the Fund to provide certain administrative services and facilities for the Fund. FT Services is wholly owned by Resources and is an affiliate of the Fund's manager and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees The Fund pays FT Services a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets.

During the last three fiscal years ended December 31, 2001, the Fund paid FT Services the following administration fees:


           Fees Paid ($)
------------------------
2001          55,651
2000          48,367
1999/1/            0

1. For the period November 1, 1999 (effective date) to December 31, 1999, the Fund's administration fees, before any advance waiver, totaled $1,140. Under an agreement by FT Services to waive its fees, the Fund paid no administration fees for the period.


Shareholder servicing and transfer agent Franklin/Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at One Franklin Parkway, P.O. Box 7777, San Mateo, CA 94403-7777.

For its services, Investor Services receives a fixed fee per account. The Fund also will reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year will not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

Custodian The Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286, acts as custodian of the Fund's securities and other assets.

Auditor PricewaterhouseCoopers LLP, 333 Market Street, San Francisco CA 94105, is the Fund's independent auditor. The auditor gives an opinion on the financial statements included in the Fund's Annual Report to Shareholders and reviews the Trust's registration statement filed with the SEC.

Research services The manager and sub-advisor may receive services from various affiliates. The services may include information, analytical reports, computer screening studies, statistical data, and factual resumes pertaining to securities eligible for purchase by the Fund. Such supplemental research, when utilized, is subject to analysis by the manager and sub-advisor before being incorporated into the investment advisory process.

Portfolio Transactions

--------------------------------------------------------------------------------

Subject to oversight by the manager, the sub-advisor selects brokers and dealers to execute the Fund's portfolio transactions in accordance with its fiduciary duty, criteria set forth in the management agreement and sub-advisory agreement and any directions that the Board may give.

When placing a portfolio transaction, the sub-advisor seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the sub-advisor and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The sub-advisor will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The sub-advisor may pay certain brokers commissions that are higher than those another broker may charge, if the sub-advisor determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the sub-advisor's overall responsibilities to client accounts over which it exercises investment discretion. The services that brokers may provide to the sub-advisor include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the sub-advisor in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the sub-advisor in carrying out its overall responsibilities to its clients.

It is not possible to place a dollar value on the special executions or on the research services the sub-advisor receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the sub-advisor to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the sub-advisor and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other Funds in Franklin Templeton Investments, also may be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the sub-advisor are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the sub-advisor, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

For the last three fiscal years ended December 31, 2001, the Fund paid the following brokerage commissions:

        Brokerage Commissions
              Paid ($)
-----------------------------
2001           17,111
2000           15,697

1999(1)        4,396

1.  For the period from November 1, 1999 (effective date) to December 31, 1999.

Except as noted below, the Fund did not own any securities issued by its regular broker-dealers as of the end of the fiscal year:

Regular Broker or Dealer           December 31, 2001 Value
                                      ($) (in 1,000's)
----------------------------------------------------------
Morgan Stanley Dean Witter                   369
J.P. Morgan Securities, Inc.                 427
Banc of America Securities, LLC              593
Lehman Brothers, Inc.                         94
Merrill Lynch Pierce Fenner                  262
Wells Fargo Securities                       439

Distributions and Taxes

Multiclass distributions The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees, sub-transfer agency (shareholder account maintenance) fees, and state and federal registration fees of the three classes of shares.

Distributions of net investment income and capital gains The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to your qualified plan. The Fund may also realize capital gains and losses on the sale of its portfolio securities, and may also distribute any net capital gains to your qualified plan.

Election to be taxed as a regulated investment company The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes. To ensure that individuals holding the variable annuity or variable life insurance contracts whose assets are invested in Class 1 and Class 2 shares of the Fund will not be subject to federal income tax on distributions made by the Fund prior to receipt of payments under the contracts, the Fund intends to also comply with the additional requirements of Section 817(h) of the Code. Section 817(h) prescribes additional diversification requirements for assets held in variable annuity or variable life insurance contracts. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains. The Board also reserves the right not to maintain the qualification of the Fund as a diversified variable annuity or life insurance contract. In that case, distributions to your qualified plan would be currently taxable to you as ordinary income dividends or capital gain distributions, even though these distributions were never distributed to you.


Organization, Voting Rights And Principal Holders
--------------------------------------------------------------------------------

The Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Massachusetts business trust on February 25, 1988, and is registered with the SEC.

The shareholders of a Massachusetts business trust, could, under certain circumstances, be held personally liable as partners for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of each series' (Fund's) assets for any shareholder held personally liable for obligations of that Fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and shall satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk that a shareholder would incur financial loss on account of shareholder liability is limited to the unlikely circumstance in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund currently offers three classes of shares, Class 1, Class 2 and Class 3. The Fund may offer additional classes of shares in the future. The full title of each class is:

Franklin S&P 500 Index Fund - Class 1
Franklin S&P 500 Index Fund - Class 2

Franklin S&P 500 Index Fund - Class 3

Shares of each class represent proportionate interests in the Fund's assets. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Additional series may be offered in the future.

The Trust has non-cumulative voting rights. For Board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting also may be called by the Board in its discretion.

Principal Shareholders Class 3 shares of the Fund are offered as an investment option only to defined contribution plans participating in Franklin Templeton ValuSelect(R) and certain other qualified retirement plans that have executed a special agreement with the Fund or its agents.

Voting rights attributable to Class 3 shares of the Fund will be voted by the plan participants as required by applicable law and the governing plan documents.

The name, address and percentage of ownership of the shareholder that owned of record 5% or more of the Class 3 shares of the Fund, as of April 2, 2002, follows:


Name and Address                           Percentage (%)
----------------------------------------   -------------------------

FTB&T TTEE for Defined                              10.42
Contribution Services
FRANKLIN TEMPLETON 401K
Attn: Trading
PO Box 2438
Rancho Cordova CA 95741-2438


FTB&T TTEE for Defined Contributions Services        5.63
SPREITZER INC.
Attn:  Trading
P.O. Box 2438
Rancho Cordova CA  95741-2438

Note: Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and trustees of the Trust, serve on the administrative committee of the Franklin Templeton Profit Sharing 401(k) Plan, which owns shares of the Fund. In that capacity, they participate in the voting of such shares. Charles B. Johnson and Rupert H. Johnson, Jr. disclaim beneficial ownership of any shares of the Fund owned by the Franklin Templeton Profit Sharing 401(k) Plan.

As of April 2, 2002, the officers and Board members as a group, owned of record or beneficially less than 1% of the outstanding shares of the Fund. The Board members may own shares in other funds in Franklin Templeton Investments.


Pricing Shares

--------------------------------------------------------------------------------

When you buy and sell shares, you pay and receive the net asset value (NAV) per share.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Fund calculates the NAV per share of each class each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The Fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the manager and sub-advisor.

The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

The Fund determines the value of a foreign security as of the close of trading on the foreign exchange on which the security is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

Redemptions in kind The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

The Underwriter

--------------------------------------------------------------------------------

Distributors acts as the principal underwriter in the continuous public offering of the Trust's shares.

Distributors is located at One Franklin Parkway., San Mateo, CA 94403-1906. Distributors pays the expenses of the distribution of Fund shares. These expenses include advertising expenses and the costs of printing sales material and prospectuses used to offer Fund shares. The Trust pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to receive payment under the Class 3 rule 12b-1 plan, as discussed below. Except as noted below, Distributors receives no other compensation from the Trust for acting as underwriter.

Distribution and service (12b-1) fees The Board has adopted a plan pursuant to rule 12b-1 for the Fund's Class 3 shares. The plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays Distributors or others for the expenses of activities that are primarily intended to sell shares of the class including service fees paid to securities dealers or others who have executed a service agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees), to pay for record-keeping and sub-shareholder servicing expenses incurred by administrators or related persons of 401(k) plans; the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. The Fund may pay up to 0.25% per year of Class 3's average daily net assets. A portion of the fees payable to Distributors or others under the rule 12b-1 plan may be retained by Distributors for its distribution expenses. Together, these expenses, including the service fees, are "eligible expenses."


The amount paid by the Fund pursuant to its Class 3 plan for the fiscal year ended December 31, 2001, was $31,607. This amount was used by Distributors to pay borker-dealers.


Distributors must provide written reports to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, and furnish the Board with such other information as the Board may reasonably request to enable it to make an informed determination of whether the plan should be continued.

The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of the plan also are consistent with Rule 12b-1.

Performance
--------------------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Average Annual Return is determined by finding the average annual rates of return over a period or periods of one, five and ten-years, or since inception, that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable Fund charges and fees. It does not however, include any plan administration expenses imposed on retirement plans for which the Fund's Class 3 shares are an investment option. If they were included, performance would be lower. The average annual total returns for the indicated periods ended December 31, 2001 were:




                                                                               Since Inception
                                                              1 Year (%)         11/01/99 (%)
-------------------------------------------------------- -------------------- -------------------
Franklin S&P 500 Index Fund - Class 3                          -12.72               -7.73


Average total return figures are calculated according to the following SEC formula:

P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

Cumulative Total Return Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at NAV, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return. The cumulative total returns for the indicated periods ended December 31, 2001, were:




                                                                               Since Inception
                                                              1 Year (%)         11/01/99 (%)
-------------------------------------------------------- -------------------- -------------------
Franklin S&P 500 Index Fund - Class 3                          -12.72               -15.99

From time to time, the Fund may publish its current yield. The current yield will be calculated by dividing the annualization of the income earned by the Fund during a recent 30-day period by the net asset value per share at the end of such period. In addition, aggregate, cumulative and average total return information for the Fund over different periods of time may also be advertised. Except as stated above, the Fund will use the same methods for calculating its performance.

A distribution rate for the Fund may also be published in communications preceded or accompanied by a copy of the Fund's current prospectus. The Fund's current distribution rate will be calculated by dividing the annualization of the total distributions made by the Fund during the most recent preceding fiscal quarter by the net asset value per share at the end of such period. The current distribution rate may differ from current yield because the distribution rate will be for a different period of time and may contain items of capital gain and other items of income, while current yield reflects only earned income. Uniformly computed yield and total return figures for the Fund will also be published along with publication of its distribution rate.

Hypothetical performance information may also be prepared for sales literature or advertisements.

Volatility Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the Fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of NAV or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Comparisons To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials also may compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

o Standard & Poor's(R) 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

o Dow Jones(R) Composite Average and its component averages - a price-weighted average of 65 stocks. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

o The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

o Wilshire 5000 Equity Index - represents the return on the market value of all U.S. headquartered equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

o Lipper - Mutual Fund Performance Analysis and Lipper - Equity Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


o CDA Mutual Fund Report, published by Thompson Financial - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.


o Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.

o Financial publications: The Wall Street Journal, and Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

o Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

o Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

o Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

o Historical data supplied by the research departments of CS First Boston Corporation, the J.P. Morgan(R)companies, Salomon Smith Barney Inc., Merrill Lynch, Lehman Brothers(R)and Bloomberg(R)L.P.

o Morningstar(R) - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

Miscellaneous Information
--------------------------------------------------------------------------------

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to Fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of Franklin Templeton Investments, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services approximately 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton Investments has over $266 billion in assets under management, as of February 28, 2002, for more than 5 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton Investments offers 113 U.S. based open-end investment companies to the public. The Fund may identify itself by its Nasdaq symbol or CUSIP number.


S&P, a division of The McGraw-Hill Companies, Inc. does not sponsor, endorse, sell, or promote the Fund. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing by Distributors of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund or Distributors. S&P has no obligation to take the needs of Distributors or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the Fund, or any other person or entity from use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Description of Bond Ratings
--------------------------------------------------------------------------------
Corporate Bond Ratings

Moody's Investors Service, Inc. (Moody's)
INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BELOW INVESTMENT GRADE
Ba: Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations that are speculative to a high degree. These issues are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P/(R)/
INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BELOW INVESTMENT GRADE

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating also may reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in default and payment of interest and/or repayment of principal is in arrears. Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Debt & Commercial Paper Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations for both short-term debt and commercial paper, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1. A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                       (formerly Franklin Valuemark Funds)
                          File Nos. 33-23493 & 811-5583

                                    FORM N-1A
                                     PART C
                                Other Information
                                -----------------

Item 23. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

     (a)  Declaration of Trust

               (i)    Agreement and Declaration of Trust dated April 20, 1988
                      Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (ii) Certificate of Amendment of Agreement and Declaration of Trust dated October 21, 1988
                      Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (iii) Certificate of Amendment of Agreement and Declaration of Trust
                      Filing:  Post-Effective Amendment No.26
                      File No. 33-23493
                      Filing Date:  November 30, 1998
               (iv) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Valuemark Funds filed on July 1, 1999
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000

     (b)  By-Laws.

               (i)    By-Laws
                      Filing: Post-Effective Amendment No. 16 to Registration Statement on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (ii)   Certificate of Amendment of By-Laws dated May 16, 1995

                      Filing: Post-Effective Amendment No. 16 to
                      Registration Statement on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995

     (c)  Instruments Defining Rights Of Security Holders

                      Not Applicable

     (d)  Investment Advisory Contracts.

               (i) Management Agreement between the Fund and Franklin Advisers, Inc. dated January 24, 1989
                      Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (ii) Addendum to Investment Management Agreement dated March 14, 1989
                      Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (iii) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, on behalf of Templeton International Securities Fund, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (iv) Management Agreement between the Fund on behalf of Franklin Rising Dividends Fund, and Franklin Advisory Services, LLC, dated April 1, 1999
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (v) Investment Management Agreement between the Fund, on behalf of the Templeton Global Growth, and Templeton, Galbraith & Hansberger Ltd. dated March 15, 1994
                      Filing: Post-Effective Amendment No. 16 to
                      Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (vi) Sub-Advisory Agreement between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC, on behalf of Templeton Global Income Fund, dated as of January 1, 2001

                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (vii) Investment Advisory Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Templeton Investment Counsel, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (viii) Sub-Advisory Agreement between Templeton Investment
                      Counsel, LLC, on behalf of Templeton Asset Strategy Fund, and Franklin Advisers, Inc., dated as of July 19, 2001
                      Filing:
                      Post Effective Amendment No. 35 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2002
               (ix) Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund, and Templeton Asset Management, Ltd., dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000
               (x) Management Agreement between the Fund, on behalf of Capital Growth Fund, and Franklin Advisers, Inc., dated January 18, 1996
                      Filing: Post-Effective Amendment No. 18 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: February 14, 1996
               (xi) Sub-Advisory Agreement between Templeton Global Advisors Limited, on behalf of Templeton Growth Securities Fund, and Templeton Asset Management Limited, dated as of December 31, 2001
                      Post Effective Amendment No. 35 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2002
               (xii) Amendment to Management Agreement between the Fund and Franklin Advisers, Inc. dated August 1, 1995
                      Filing: Post-Effective Amendment No. 20 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: August 30, 1996
               (xiii) Management Agreement between the Fund, on behalf of Mutual
                      Discovery

                      Securities Fund and Mutual Shares Securities Fund, and Franklin Mutual
                      Advisers, LLC, formerly Franklin Mutual Advisers, Inc. dated October 18, 1996
                      Filing: Post-Effective Amendment No. 22 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: February 28, 1997
               (xiv) Management Agreement between the Fund, on behalf of Franklin Value Securities Fund, and Franklin Advisory Services, LLC, dated April 1, 1999
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (xv) Investment Advisory Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Advisers, Inc., dated July 15, 1999
                      Filing: Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  July 30, 1999
               (xvi) Investment Advisory Agreement between the Fund, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000
               (xvii) Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin Strategic Income Fund, and Templeton Investment Counsel, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (xviii)Investment Advisory Agreement between the Fund, on
                      behalf of Franklin S&P 500 Index Fund, and Franklin Advisers, Inc., dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000
               (xix) Sub-Advisory Agreement between Franklin Advisers, Inc., on behalf of Franklin S&P 500 Index Fund, and SSgA Funds Management, Inc., a subsidiary of State Street Bank, dated as of May 15, 2001
                      Filing: Semi Annual Report of Registrant on Form N-SAR, for the period ended June 30, 2001

                      File No. 811-05583
                      Filing Date:  August 28, 2001
               (xx) Investment Advisory Agreement between the Fund, on behalf of Franklin Technology Securities Fund, and Franklin Advisers, Inc., dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000

     (e)  Underwriting Contracts.

               (i)    Distribution Agreement between the Fund and
                      Franklin/Templeton Distributors, Inc.
                      Filing:  Post-Effective Amendment No.26
                      File No. 33-23493
                      Filing Date:  November 30, 1998

     (f)  Bonus Or Profit Sharing Contracts.

                      Not Applicable

     (g)  Custodian Agreements.

               (i) Foreign Exchange Netting Agreement between Franklin Valuemark Funds, on behalf of the International Equity Fund, and Morgan Guaranty Trust Company of New York, dated March 19, 1992
                      Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  August 19, 1995
               (ii) Custody Agreement between the Fund, on behalf of the Templeton Developing Markets Equity Fund and the Templeton Global Growth Fund, and The Chase Manhattan Bank, N.A. dated March 15, 1994
                      Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  August 19, 1995
               (iii) Master Custody Agreement between the Fund and the Bank of New York, dated February 16, 1996
                      Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 24, 1996
               (iv) Terminal Link Agreement between the Fund and Bank of New York dated February 16, 1996.
                      Filing: Post-Effective Amendment No. 19 to Registration Statement of the

                      Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 24, 1996
               (v) Amendment to Global Custody Agreement between the Fund and The Chase Manhattan Bank, N.A. dated April 1, 1996
                      Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 29, 1997
               (vi) Amendment to Master Custody Agreement between the Fund and the Bank of New York, dated April 1, 1996
                      Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 29, 1997
               (vii) Letter Agreement between the Fund and the Bank of New York, dated April 22, 1996
                      Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 24, 1996
               (viii) Custody Agreement between the Fund, on behalf of Mutual
                      Discovery Securities Fund and Mutual Shares Securities Fund, and the State Street Bank and Trust Company dated November 8, 1996
                      Filing: Post-Effective Amendment No. 23 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 29, 1997
               (ix) Global Custody Agreement effective as of May 1, 2000 between The Chase Manhattan Bank, N.A. and Franklin Templeton Variable Insurance Products Trust
                      Filing: Post Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000
               (x)    Master Custody Agreement, Exhibit A, revised 8/30/00
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (xi) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                      Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on
                      Form N-1A
                      File No. 33-11444
                      Filing Date: December 20, 2001

               (xii) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001
                      Filing: Post-Effective Amendment No. 30 to Registration Statement of Franklin Investors Securities Trust on Form N-1A
                      File No. 33-11444
                      Filing Date: December 20, 2001

     (h)  Other Material Contracts.

               (i) Fund Administration Agreement between the Fund, on behalf of Templeton International Smaller Companies Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (ii) Fund Administration Agreement between the Fund, on behalf of Templeton Asset Strategy Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (iii) Fund Administration Agreement between the Fund, on behalf of Mutual Discovery Securities Fund and Mutual Shares Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (iv) Fund Administration Agreement between the Fund, on behalf of Franklin Value Securities Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (v) Fund Administration Agreement between the Fund, on behalf of Franklin Aggressive Growth Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (vi) Fund Administration Agreement between the Fund, on behalf of Franklin Technology Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (vii) Fund Administration Agreement between the Fund, on behalf of Franklin S&P 500 Index Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (viii) Fund Administration Agreement between the Fund, on behalf of Franklin Strategic Income Securities Fund, and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (ix) Fund Administration Agreement between the Fund, on behalf of Franklin Small Cap Fund and Franklin Templeton Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (x) Fund Administration Agreement between the Fund, on behalf of Templeton Developing Markets Securities Fund and Franklin Templeton Services, LLC, dated as of
                      January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001
               (xi) Fund Administration Agreement between the Fund, on behalf Templeton of Templeton International Securities Fund, and Francis Services, LLC, dated as of January 1, 2001
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001

     (i)  Legal Opinion.

               (i)    Legal Opinion, Securities Act of 1933, dated February 5,
                      1999
                      Filing: Post Effective Amendment No. 27 to Registration Statement of the Fund on Form N-1A

                      File No. 33-23493
                      Filing Date:  February 25, 1999

     (j)  Other Opinions.

               (i)    Consent of independent auditors dated April 27, 2002

     (k)  Omitted Financial Statements.

                      Not Applicable

     (l)  Initial Capital Agreement.

               (i)    Letter of Understanding dated April 11, 1995
                      Filing: Post-Effective Amendment No. 16 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: August 19, 1995
               (ii)   Letter of Understanding dated September 12, 1995
                      Filing: Post-Effective Amendment No. 17 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: October 27, 1996
               (iii)  Letter of Understanding dated April 4, 1996
                      Filing: Post-Effective Amendment No. 19 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 24, 1996
               (iv)   Letter of Understanding dated October 21, 1996
                      Filing: Post-Effective Amendment No. 21 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: October 31, 1996
               (v)    Letter of Understanding dated April 23, 1998
                      Filing: Post-Effective Amendment No. 24 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: April 30, 1998

     (m)  Rule 12b-1 Plan

               (i) Class 2 Distribution Plan pursuant to Rule 12b-1for all series of the Fund
                      Filing:  Post Effective Amendment No.26
                      File No. 33-23493
                      Filing Date  November 30, 1998
               (ii) Class 2 Distribution Plan for Franklin Aggressive Growth Securities Fund

                      Filing:  Post Effective Amendment No. 30
                      File No. 33-23493
                      Filing Date:  July 30, 1999
               (iii) Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin S&P 500 Index Fund dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493q
                      Filing Date:  April 29, 2000
               (iv) Class 3 Distribution Plan pursuant to Rule 12b-1 for Franklin S&P 500 Index Fund dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000
               (v)    Class 2 Distribution Plan pursuant to Rule 12b-1
                      for Franklin Strategic Income Securities Fund dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000
               (vi) Class 2 Distribution Plan pursuant to Rule 12b-1 for Franklin Technology Securities Fund dated as of May 1, 2000
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  April 29, 2000

     (n)  Rule 18F-3Plan.

               (i)    Multiple Class Plan for all series of the Fund
                      Filing:  Post Effective Amendment No.26
                      File No. 33-23493
                      Filing Date  November 30, 1998
               (ii) Multiple Class Plan adopted on behalf of Franklin Aggressive Growth Securities Fund
                      Filing: Post-Effective Amendment No. 30 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date:  July 30, 1999
               (iii) Multiple Class Plan adopted on behalf of Franklin S&P 500 Index Fund, Franklin Strategic Income Securities Fund and Franklin Technology Securities Fund
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A

                      File No. 33-23493
                      Filing Date:  April 29, 2000

     (p)  Code of Ethics

               (i) Code of Ethics of Franklin Templeton Group as amended December 2001
                      Filing: Post-Effective Amendment No. 31 to the Registration Statement of Franklin Mutual Series Fund, Inc. on Form N-1A
                      File No. 33-18516
                      Filing Date:  April 26, 2002
               (ii)   Code of Ethics of State Street Global Advisers
                      Filing: Post-Effective Amendment No. 33 to Registration Statement of the Fund on Form N-1A
                      File No. 33-23493
                      Filing Date: March 1, 2001

     (q)  Power of Attorney

               (iii)  Power of Attorney dated as of the 9th of October 2001
                      Filing: Registration Statement of the Fund on Form N-14 File No. 333-73934
                      Filing Date: November 21, 2001

Item 24.  Persons Controlled by or Under Common Control with the Fund

          None

Item 25.  Indemnification

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

    (i) The officers and directors of the Fund's investment advisers also serve as officers and/or directors or trustees for (1) the corporate parent of Franklin Advisers, Inc., (Advisers) the investment manager or sub-adviser of 17 of the Fund's series, Franklin Resources, Inc. (Resources), and/or (2) other investment companies in Franklin Templeton Investments. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

    (ii) Templeton Investment Counsel, LLC, formerly Templeton Investment Counsel, Inc.

          Templeton Investment Counsel, LLC. (TIC), an indirect, wholly owned subsidiary of Resources, serves as adviser to the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund), Templeton Foreign Securities Fund (formerly Templeton International Securities Fund). For additional information please see Part B and Schedules A and D of Form ADV of TIC (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TIC and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

    (iii) Templeton Global Advisers Limited, formerly known as Templeton Galbraith and Hansberger Ltd.

          Templeton Global Advisers Limited (Templeton Nassau), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Growth Securities Fund. For additional information please see Part B and Schedules A and D of Form ADV of Templeton Nassau (SEC File 801-42343), incorporated herein by reference, which set forth the officers and directors of Templeton Nassau and information as to any business, profession, vocation of employment of a substantial nature engages in by those officers and directors during the past two years.

    (iv) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

          Templeton Asset Management Ltd. (TAML), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Securities Fund and as sub-advisor to Templeton Growth Securities Fund, furnishing to the investment manager in that capacity portfolio management services and investment research. For information please see Part B and Schedules A and D of Form ADV of TAML (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of TAML and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

    (v)   Franklin Advisory Services, LLC, formerly Franklin Advisory Services,
          Inc.

          Franklin Advisory Services, LLC (Franklin New Jersey), an indirect, wholly owned subsidiary of Resources, serves as investment manager toFranklin Rising Dividends Securities Fund and Franklin Small Cap Value Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Franklin New Jersey (SEC File 801-51967), incorporated herein by reference, which set forth the officers and directors of Franklin New Jersey and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

    (vi)  Franklin Mutual Advisers, LLC, formerly Franklin Mutual Advisers, Inc.

          Franklin Mutual Advisers, LLC (Mutual Advisers), an indirect, wholly owned subsidiary of Resources, serves as investment manager to the Mutual Discovery Securities Fund and Mutual Shares Securities Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 27.  Principal Underwriters

a) Franklin/Templeton Distributors, Inc., (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust

Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

Item 28. Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services LLC, both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of April, 2002.

                                 FRANKLIN TEMPLETON VARIABLE INSURANCE
                                 PRODUCTS TRUST
                                 (Fund)

                                 /s/ Karen L. Skidmore
                                 ---------------------
                                 Karen L. Skidmore
                                 Assistant Vice President and
                                 Assistant Secretary

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*                         Principal Executive Officer
------------------------------              and Trustee
Charles E. Johnson                          Dated:  April 30, 2002


Martin L. Flanagan*                         Principal Financial Officer
------------------------------              Dated: April 30, 2002
Martin L. Flanagan

Kimberly Monasterio*                        Principal Accounting Officer
------------------------------              Dated: April 30, 2002
Kimberly Monasterio

Frank H. Abbott III*                        Trustee
------------------------------              Dated: April 30, 2002
Frank H. Abbott III

Harris J. Ashton*                           Trustee
------------------------------              Dated: April 30, 2002
Harris J. Ashton

S. Joseph Fortunato*                        Trustee
------------------------------              Dated: April 30, 2002
S. Joseph Fortunato

Robert F. Carlson*                          Trustee
------------------------------              Dated: April 30, 2002
Robert F. Carlson

Charles B. Johnson*                         Trustee
------------------------------              Dated: April 30, 2002
Charles B. Johnson

Rupert H. Johnson, Jr.*                    Trustee
-----------------------------              Dated: April 30, 2002
Rupert H. Johnson, Jr.

/s/ Frank W.T. LaHaye*                     Trustee
-----------------------------              Dated: April 30, 2002
Frank W.T. LaHaye

Gordon S. Macklin*                         Trustee
-----------------------------              Dated: April 30, 2002
Gordon S. Macklin

/s/ Christopher H. Pinkerton*              Trustee
-----------------------------              Dated:  April 30, 2002
Christopher H. Pinkerton

/s/ Karen L. Skidmore                      Assistant Vice President and
-----------------------------              Assistant Secretary
Karen L. Skidmore                          Dated April 30, 2002

(Pursuant to power of attorney previously filed)

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO                           DESCRIPTION                                     LOCATION
----------                           -----------                                     --------
EX-99.a(i)          Agreement and Declaration of Trust,                                 *
                    dated April 20, 1988

EX-99.a(ii)         Certificate of Amendment of Agreement and                           *
                    Declaration of Trust, dated October 21, 1988

EX-99.a(iii)        Certificate of Amendment of Agreement                               *
                    and Declaration of Trust

EX-99.a(iv)         Certificate of Amendment of Agreement and                           *
                    Declaration of Trust of Franklin Valuemark Funds,
                    filed on July 1, 1999

EX-99.b(i)          By-Laws                                                             *

EX-99.b(ii)         Certificate of Amendment of By-Laws, dated                          *
                    May 16, 1995

EX-99.d(i)          Management Agreement between                                        *
                    the Fund and Franklin Advisers, Inc.,
                    dated January 24, 1989

EX-99.d(ii)         Addendum to Investment Management                                   *
                    Agreement, dated March 14, 1989

EX-99.d(iii)        Sub-Advisory Agreement between Franklin Advisers, Inc.              *
                    and Templeton Investment Counsel, LLC, on behalf of
                    Templeton International Securities Fund, dated as of
                    January 1, 2001

EX-99.d(iv)         Management Agreement between the Fund,                              *
                    on behalf of Franklin Rising Dividends Fund,
                    and Franklin Advisory Services, LLC, dated April 1, 1999

EX-99.d(v)          Investment Management Agreement between                             *
                    the Fund, on behalf of the Templeton Global
                    Growth Fund, and Templeton, Galbraith &
                    Hansberger Ltd., dated March 15, 1994

EX-99.d(vi)         Sub-Advisory Agreement between Franklin                             *


                   Advisers, Inc. and Templeton Investment
                   Counsel, LLC, on behalf of Global Income Fund, dated as of January 1, 2001

EX-99.d(vii)       Investment Advisory Agreement between the Fund,                      *
                   on behalf of Templeton Asset Strategy Fund, and
                   Templeton Investment Counsel, LLC dated as of
                   January 1, 2001

EX-99.d(viii)      Sub-Advisory Agreement between Templeton Investment                  *
                   Investment Counsel, LLC, on behalf of Templeton Asset
                   Strategy Fund, and Franklin Advisers, dated as of July 19, 2001

EX-99.d(ix)        Investment Advisory Agreement between the Fund,                      *
                   on behalf of Templeton Developing Markets Securities
                   Fund, and Templeton Asset Management, Ltd., dated
                   as of May 1, 2000

EX-99.d(x)         Management Agreement between the Fund,                               *
                   on behalf of Capital Growth Fund, and Franklin
                   Advisers, Inc. dated January 18, 1996

EX-99.d(xi)        Sub-Advisory Agreement between Templeton Global                      *
                   Advisors, Limited, on behalf of Templeton Growth
                   Securities Fund, and
                   Templeton Asset Management Limited, dated as of
                   December 31, 2001

EX-99.d(xii)       Amendment to Management Agreement between                            *
                   the Fund, and Franklin Advisers, Inc. dated August 1, 1995

EX-99.d(xiii)      Management Agreement between the Fund,                               *
                   on behalf of Mutual Discovery Securities Fund and
                   Mutual Shares Securities Fund, and Franklin Mutual
                   Advisers, LLC, formerly Franklin Mutual Advisers, Inc.,
                   dated October 18, 1996

EX-99.d(xiv)       Management Agreement between the Fund,                               *
                   on behalf of Franklin Value Securities Fund,
                   and Franklin Advisory Services, LLC,
                   dated April 1, 1999

EX-99.d(xv)        Investment Advisory Agreement between the                            *
                   Fund, on behalf of Franklin Aggressive Growth Securities
                   Fund; and Franklin Advisers, Inc., dated July 15, 1999

EX-99.d(xvi)       Investment Advisory Agreement between the Fund, on                   *

                   behalf of Franklin Strategic Income Fund, and Franklin
                   Advisers, Inc., dated as of May 1, 2000

EX-99.d(xvii)        Sub-Advisory Agreement between Franklin                              *
                   Advisers, Inc., on behalf of Franklin Strategic
                   Income Fund, and Templeton Investment Counsel, LLC,
                   dated as of January 1, 2001

EX-99.d(xviii)     Investment Advisory Agreement between the Fund,                      *
                   on behalf of  Franklin S & P 500 Index Fund, and
                   Franklin Advisers, Inc., dated as of May 1, 2000

EX-99.d(xix)       Sub-Advisory Agreement between Franklin Advisers,                    *
                   Inc., on behalf of  Franklin S & P 500 Index Fund,
                   And SSgA Management, Inc., a subsidiary of State Street
                   Bank, dated as of May 1, 2001

EX-99.d(xx)        Investment Advisory Agreement between the Fund, on                   *
                   behalf of Franklin Technology Securities Fund, and
                   Franklin Advisers, Inc., dated as of May 1, 2000

EX-99.e(i)         Distribution Agreement between the Fund and                          *
                   Franklin Templeton Distributors, Inc.

EX-99.g(i)         Foreign Exchange Netting Agreement between                           *
                   Franklin Valuemark Funds, on behalf of  the
                   International Equity Fund, and Morgan Guaranty
                   Trust Company of New York, dated March 19, 1992

EX-99.g(ii)        Custody Agreement between the Fund, on                               *
                   behalf of the Templeton Developing Markets
                   Equity Fund and the Templeton Global Growth
                   Fund, and The Chase Manhattan Bank, N.A. dated
                   March 15, 1994

EX-99.g(iii)       Master Custody Agreement between the                                 *
                   Fund and the Bank of New York, dated
                   February 16, 1996

EX-99.g(iv)        Terminal Link Agreement between the Fund                             *
                   and Bank of New York, dated February 16, 1996

EX-99.g(v)         Amendment to Global Custody Agreement between                        *
                   the Fund and The Chase Manhattan Bank, N.A. dated
                   April 1, 1996

EX-99.g(vi)         Amendment to Master Custody Agreement                               *
                    between the Fund and the Bank of New York,
                    dated April 1, 1996

EX-99.g(vii)        Letter of Agreement between the Fund and the                        *
                    Bank of New York, dated April 22, 1996

EX-99.g(viii)       Custody Agreement between the Fund, on                              *
                    behalf of Mutual Discovery Securities Fund
                    and Mutual Shares Securities Fund, and the
                    State Street Bank and Trust Company dated
                    November 8, 1996

EX-99.g(ix)         Global Custody Agreement effective as of                            *
                    May 1, 2000 between The Chase Manhattan
                    Bank, N.A. and Franklin Templeton Variable
                    Insurance Products Trust

EX-99.g(x)          Master Custody Agreement, Exhibit A,                                *
                    revised 8/30/00

EX-99.g(xi)         Amendment dated May 16, 2001, to the Master Custody                 *
                    Agreement between Registrant and Bank of New York
                    dated February 16, 1996

EX-99.g(xii)        Amended and Restated Foreign Custody Manager Agreement              *
                    between Registrant and Bank of New York as of May 16, 2001

EX-99.h(i)          Fund Administration Agreement between the Fund,                     *
                    on behalf of International Smaller Companies Fund,
                    and Franklin Templeton Services, Inc., dated
                    as of January 1, 2001

EX-99.h(ii)         Fund Administration Agreement between the Fund,                     *
                    on behalf of Templeton Asset Strategy Fund, and
                    Franklin Templeton Services, LLC, dated as of January 1, 2001

EX-99.h(iii)        Fund Administration Agreement between the Fund,                     *
                    on behalf of Mutual Discovery Securities Fund,
                    and Mutual Shares Securities Fund and Franklin Templeton
                    Services, LLC, dated January 1, 2001

EX-99.h(iv)         Fund Administration Agreement between the Fund,                     *
                    on behalf of Franklin Value Securities Fund, and
                    Franklin Templeton Services, LLC, dated January 1, 2001

EX-99.h(v)          Fund Administration Agreement between the Fund,                     *
                    on behalf of Global Health Care Securities Fund, and
                    Franklin Templeton Services, LLC, dated January 1, 2001

EX-99.h(vi)         Fund Administration Agreement between the Fund,                     *
                    on behalf of Franklin Aggressive Growth Securities
                    Fund and Franklin Templeton Services, LLC dated
                    January 1, 2001

EX-99.h(vii)        Fund Administration Agreement between the Fund,                     *
                    on behalf of Franklin Technology Securities Fund,
                    and Franklin Templeton Services, LLC, dated as of
                    January 1, 2001

EX-99.h(viii)       Fund Administration Agreement between the Fund,                     *
                    on behalf of Franklin S & P 500 Index Fund and
                    Franklin Templeton Services, LLC, dated as of
                    January 1, 2001

EX-99.h(ix)         Fund Administration Agreement between the Fund,                     *
                    on behalf of Franklin Strategic Income Securities
                    Fund and Franklin Templeton Services, LLC, dated as
                    of January 1, 2001

EX-99.h(x)          Fund Administration Agreement between the Fund,                     *
                    on behalf of Franklin Small Cap Fund, and Franklin
                    Templeton Services, LLC, dated as of January 1, 2001

EX-99.h(xi)         Fund Administration Agreement between the Fund,                     *
                    on behalf of Templeton Developing Markets Securities
                    Fund and Franklin Templeton Services, LLC dated
                    as of January 1, 2001

EX-99.h(xii)        Fund Administration Agreement between the Fund,                     *
                    on behalf of Templeton International Securities Fund
                    and Franklin Templeton Services, LLC, dated as of
                    January 1, 2001

EX-99.i(i)          Legal Opinion Securities Act of 1933                                *
                    dated February 5, 1999

EX-99 j(v)          Consent of Independent Auditors dated April 27, 2002             Attached

EX-99.l(i)          Letter of Understanding dated April 11, 1995                        *

EX-99.l(ii)         Letter of Understanding dated September 12, 1995                    *

EX-99.l(iii)        Letter of Understanding dated April 4, 1996                         *

EX-99.l(iv)         Letter of Understanding dated October 21, 1996                      *

EX-99.l(v)          Letter of Understanding dated April 23, 1998                        *

EX-99.l(vi)         Letter of Understanding dated April  28, 2000                       *

EX-99.l(vii)        Letter of Understanding dated April 28, 2000                        *

EX-99.l(viii)       Letter of Understanding dated April 28, 2000                        *

EX-99.m(i)          Class 2 Distribution Plan Pursuant to Rule 12b-1                    *
                    for all series of the Fund

EX-99.m(ii)         Class 2 Distribution Plan for Franklin Aggressive                   *
                    Growth Securities Fund

EX-99.m(iii)        Class 2 Distribution Plan Pursuant to Rule 12b-1                    *
                    for Franklin S&P 500 Index Fund, dated as of
                    May 1, 2000

EX-99.m(iv)         Class 3 Distribution Plan Pursuant to Rule 12b-1                    *
                    for Franklin S&P 500 Index Fund, dated as of
                    May 1, 2000

EX-99.m(v)          Class 2 Distribution Plan Pursuant to Rule 12b-1                    *
                    for Franklin Strategic Income Securities Fund,
                    dated as of May 1, 2000

EX-99.m(vi)         Class 2 Distribution Plan Pursuant to Rule 12b-1                    *
                    for Franklin Technology Securities Fund, dated as
                    of May 1, 2000

EX-99.n(i)          Multiple Class Plan for all series of the Fund                      *

EX-99.n(ii)         Multiple Class Plan for Franklin Aggressive Growth                  *
                    Securities Fund

EX-99.n(iii)        Multiple Class Plan for Franklin S&P 500 Index                      *
                    Fund, Franklin Strategic Income Securities Fund
                    And Franklin Technology Securities Fund

EX-99.p(i)          Code of Ethics of Franklin Templeton Investments                    *

EX-99.p(ii)         Code of Ethics of State Street Global Advisors                      *

EX-99.q(i)          Power of Attorney from Officers and                                 *
                    Trustees of the Registrant


* Incorporated by reference to previous filings